As filed with the Securities and Exchange Commission August 31, 2010

1933 Act File No. 033-11387
1940 Act File No. 811-04984

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 93	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 92	[ X ]
(Check appropriate box or boxes.)

AMERICAN BEACON FUNDS
(Exact Name of Registrant as Specified in Charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas  76155
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code: (817) 391-6100

Gene L. Needles, Jr., President 4151 Amon Carter Boulevard MD 2450 Fort Worth, Texas 76155 (Name and Address of Agent for Service)	With copies to: Francine J. Rosenberger, Esq. K&L Gates LLP 1601 K Street, NW Washington, D.C. 20006-1601

It is proposed that this filing will become effective (check appropriate box)
[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AMERICAN BEACON FUNDS
CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Combined Prospectus for C Class shares of the following American Beacon Funds: Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid-Cap Value Fund, Small Cap Value Fund, International Equity Fund, Emerging Markets Fund, High Yield Bond Fund, Retirement Income and Appreciation Fund, Intermediate Bond Fund, Short-Term Bond Fund, Treasury Inflation Protected Securities Fund, Global Real Estate Fund, Zebra Large Cap Equity Fund and Zebra Small Cap Equity Fund; and Institutional Class shares of the American Beacon Global Real Estate Fund

Combined Statement of Additional Information for C Class shares of the following American Beacon Funds: Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid-Cap Value Fund, Small Cap Value Fund, International Equity Fund, Emerging Markets Fund, High Yield Bond Fund, Retirement Income and Appreciation Fund, Intermediate Bond Fund, Short-Term Bond Fund, Treasury Inflation Protected Securities Fund, Global Real Estate Fund, Zebra Large Cap Equity Fund and Zebra Small Cap Equity Fund; and Institutional Class shares of the American Beacon Global Real Estate Fund

Part C

Signature Page

Exhibits

PROSPECTUS

September 1 , 2010

Balanced Fund
C CLASS [ABCCX]
Large Cap Value Fund
C CLASS [ALVCX]
Large Cap Growth Fund
C CLASS [ABGCX]
Mid-Cap Value Fund
C CLASS [AMCCX]
Small Cap Value Fund
C CLASS [ASVCX]
International Equity Fund
C CLASS [AILCX]
Emerging Markets Fund
C CLASS [AEMCX]
High Yield Bond Fund
C CLASS [AHBCX]
Retirement Income and Appreciation Fund
C CLASS [ABACX]
Intermediate Bond Fund
C CLASS [AIBCX]
Short-Term Bond Fund
C CLASS [ATBCX]
Treasury Inflation Protected Securities Fund
C CLASS [ATSCX]
Global Real Estate Fund
C CLASS [ABECX]
INSTITUTIONAL CLASS [AREIX]

Zebra Large Cap Equity Fund
C CLASS [AZLCX]

Zebra Small Cap Equity Fund
C CLASS [AZSCX]

The Securities and Exchange Commission does not guarantee that the information in this prospectus or any other mutual fund’s prospectus is accurate or complete, nor does it judge the investment merits of the Fund.  To state otherwise is a criminal offense.

Prospectus	i

American Beacon Balanced FundSM

Investment Objective

The Fund’s investment objective is income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge load1 (as a percentage of the lower of original offering price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.23%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.62%
Acquired Fund Fees and Expenses	0.01%
Total annual fund operating expenses2	1.86%

(1)	The CDSC is eliminated 12 months after purchase.
(2)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
C Class	$289	$585	$1,006	$2,180

Assuming no redemption of shares:

	1 year	3 years	5 years	10 years
C Class	$189	$585	$1,006	$2,180

Prospectus	1	Summary

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

Ordinarily, between 50% and 70% of the Fund’s total assets are invested in equity securities and between 30% and 50% of the Fund’s total assets are invested in debt securities.

The Fund’s equity investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).  The Fund may invest in companies of all market capitalizations, including small- and mid- capitalization companies.

The Manager allocates the assets of the Fund among different sub-advisors.  The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.  The Fund’s assets are currently allocated among the Manager and three investment sub-advisors.

The Fund’s sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500® Index):

➢	above-average earnings growth potential,
➢	below-average price to earnings ratio,
➢	below-average price to book value ratio, and
➢	above-average dividend yields.

Each of the Fund’s sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks.

The Fund’s debt securities may include: obligations of the U.S. Government, its agencies and instrumentalities, including U.S. Government-sponsored enterprises, (some of which are not backed by the full faith and credit of the U.S. Government); U.S. corporate debt securities, such as notes and bonds, mortgage-backed securities; asset-backed securities; master-demand notes; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other notes and other debt securities.  The Fund will only buy debt securities that are investment grade at the time of the purchase.

In determining which debt securities to buy and sell, the Manager and the sub-advisors generally use a “top-down” or “bottom-up” investment strategy, or a combination of both strategies.  The top-down fixed income investment strategy is implemented as follows:

•	Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.
•
Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

•	Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.
•	Select specific debt securities within each security type.
•	Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

The bottom-up fixed income investment strategy is implemented as follows:

•	Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.
•	Evaluate credit quality of the securities.
•	Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

Market Risk.  Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares.  The equity portion of the Fund’s portfolio is subject to stock market risk, which involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market.  The fixed income portion of the Fund’s portfolio is subject to the risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to purchase and sell the debt securities.

Value Stocks Risk (Stocks).  Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Interest Rate Risk (Bonds).  The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its

Prospectus	2	Summary

maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Credit Risk (Bonds).  The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down.

Prepayment and Extension Risk (Bonds).  The Fund’s investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond’s maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security’s effective maturity and a decline in its price.

Liquidity Risk.  From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. As a result, the Fund may experience difficulty satisfying redemption requests.

Foreign Investing Risk.  Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk.  Securities selected by the Manager or a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them.

U.S. Government Securities Risk.  A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

Government-Sponsored Enterprises Risk.  Securities held by the Fund that are issued by government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.
Small and Medium Capitalization Companies Risk. Investing in the securities of small and medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since small and medium-sized companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Market Events.  Turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year.  The table shows how the Fund’s performance compares to the Russell 1000 Value Index, which is the Fund’s primary benchmark.  The table also shows how the Fund’s returns compare to the Barclays Capital U.S. Aggregate Bond Index, which tracks the performance of fixed rate debt securities. The Balanced Composite Index is composed of the Russell 1000 Value Index (60%) and the Barclays Capital U.S. Aggregate Bond Index (40%) to reflect the Fund’s allocation of its assets between fixed-income securities and equity securities.  The Lipper MTAG Funds Index shows how the Fund’s performance compares to a composite of mutual funds with similar investment objectives.

The Fund began offering C Class shares on September 1, 2010. In the chart and table below, performance results are for the Investor Class of the Fund, which would have similar annual returns to C Class shares because the shares are invested in the same portfolio of securities.  However, because the Investor Class had lower expenses, its performance was better than the C Class shares of the Fund would have realized had they existed during the same time period.  You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Sales charges are not reflected in the bar chart and table below.  If those charges were included, returns would be less than those shown.

Calendar year total returns for Investor Class shares

Prospectus	3	Summary

The Fund’s calendar year-to-date total return as of June 30, 2010 was -1.98% .

Highest Quarterly Return:	13.65%
(1/1/00 through 12/31/09)	(2nd Quarter 2003)
Lowest Quarterly Return:	–11.13%
(1/1/00 through 12/31/09)	(4th Quarter 2008)

	Average Annual Total Returns(1) For the periods ended December 31, 2009
	Inception Date of Class	1 Year	5 Years	10 Years
Investor Class	8/1/1994
Return Before Taxes		20.25%	2.05%	5.21%
Return After Taxes on Distributions1		19.39%	0.64%	3.77%
Return After Taxes on Distributions and Sale of Fund Shares		13.46%	1.29%	3.86%

Indices (reflects no deduction for fees, expenses or taxes)	1 Year	5 Years	10 Years
Russell 1000® Value Index	19.69%	-0.25%	2.47%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%
Balanced Composite Index	14.81%	2.16%	4.35%
Lipper MTAG Funds Index	26.23%	2.73%	3.61%

(1)  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Management

The Manager.  The Fund has retained American Beacon Advisors, Inc. to serve as its Manager.

Sub-Advisors.  The Fund's assets are currently allocated among the Manager and three investment sub-advisors:

➢	Barrow, Hanley, Mewhinney & Strauss, LLC

➢	Brandywine Global Investment Management, LLC

➢	Hotchkis and Wiley Capital Management, LLC

Portfolio Managers.

American Beacon Advisors, Inc.
William F. Quinn Executive Chairman	Since Fund Inception (1987)
Wyatt L. Crumpler Vice President, Asset Management	Since 2007
Adriana R. Posada Sr. Portfolio Manager	Since 1998
Michael W. Fields Vice President of Fixed Income Investments	Since Fund Inception (1987)
Patrick A. Sporl Sr. Portfolio Manager	Since 2001
Gyeong Kim Portfolio Manager	Since 2002
Barrow, Hanley, Mewhinney & Strauss, LLC
James P. Barrow Portfolio Manager/Partner	Since Fund Inception (1987)
John S. Williams Portfolio Manager	Since Fund Inception (1987)
David H. Hardin Portfolio Manager	Since Fund Inception (1987)
J. Scott McDonald Portfolio Manager	Since 1994
Mark C. Luchsinger Portfolio Manager	Since 1996
Deborah A. Petruzzelli Portfolio Manager	Since 2002
Brandywine Global Investment Management, LLC
Paul R. Lesutis CFA, Managing Director	Since 1996
Earl J. Gaskins Managing Director	Since 1996
Stephen S. Smith Managing Director	Since 1996
Patrick S. Kaser Portfolio Manager	Since 2010
Hotchkis and Wiley Capital Management, LLC
George Davis Principal, Portfolio Manager & Chief Executive Officer	Since 1988
Judd Peters Portfolio Manager	Since 1999
Scott McBride Portfolio Manager	Since 2001

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange C Class shares through your financial intermediary, or by calling 1-800-658-5811, by writing to the Fund at P.O. Box 219643, Kansas City, MO 64121, or visiting www.americanbeaconfunds.com.  The minimum initial purchase into the Fund is $2,500 for C Class shares.  The minimum subsequent investment is $50 if the investment is made by ACH, check or exchange and $500 if the investment is made by wire.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or the Manager may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment.  Ask your individual financial adviser or visit your financial intermediary’s website for more information.

Prospectus	4	Summary

American Beacon Large Cap Value FundSM

Investment Objective

The Fund’s investment objective is long-term capital appreciation and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge load1 (as a percentage of the lower of offering price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.24%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.62%
Acquired Fund Fees and Expenses	0.01%
Total annual fund operating expenses2	1.87%
____________

(1)	The CDSC is eliminated 12 months after purchase.
(2)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
C Class	$290	$588	$1,011	$2,190

Assuming no redemption of shares:

	1 year	3 years	5 years	10 years
C Class	$190	$588	$1,011	$2,190

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies have market capitalizations similar to the market capitalizations of the

Prospectus	5	Summary

companies in the Russell 1000® Index at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of June 30, 2010, the market capitalizations of the companies in the Russell 1000 Index ranged from $968 million to $290.9 billion . The Fund’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).

The Manager allocates the assets of the Fund among different sub-advisors.  The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.  The Fund’s assets are currently allocated among four investment sub-advisors.

The Fund’s sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500® Index):

➢	above-average earnings growth potential,
➢	below-average price to earnings ratio,
➢	below-average price to book value ratio, and
➢	above-average dividend yields.

Each of the Fund’s sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

Market Risk.   Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Value Stocks Risk.  Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Foreign Investing Risk.  Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk.   Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Market Events.  Turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year.  The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Large-Cap Value Funds Index, a composite of mutual funds comparable to the Fund.

The Fund began offering C Class shares on September 1, 2010. In the chart and table below, performance results are for the Investor Class of the Fund, which would have similar annual returns to C Class shares because the shares are invested in the same portfolio of securities.  However, because the Investor Class had lower expenses, its performance was better than the C Class shares of the Fund would have realized had they existed during the same time period.  You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Sales charges are not reflected in the bar chart and table below.  If those charges were included, returns would be less than those shown.

Prospectus	6	Summary

Calendar year total returns for Investor Class shares

The Fund’s calendar year-to-date total return as of June 30, 2010 was -6.15%.

Highest Quarterly Return:	19.76%
(1/1/00 through 12/31/09)	(2nd Quarter 2003)
Lowest Quarterly Return:	–21.63%
(1/1/00 through 12/31/09)	(4th Quarter 2008)

Average Annual Total Returns(1) For the periods ended December 31, 2009
	Inception Date of Class	1 Year	5 Years	10 Years
Investor Class	8/1/1994
Return Before Taxes		27.16%	0.59%	4.66%
Return After Taxes on Distributions1		26.87%	-0.02%	3.91%
Return After Taxes on Distributions and Sale of Fund Shares		18.04%	0.47%	3.79%

Indices (reflects no deduction for fees, expenses or taxes)	1 Year	5 Years	10 Years
Russell 1000® Value Index	19.69%	-0.25%	2.47%
Lipper Large-Cap Value Funds Index	24.96%	0.27%	0.85%

(1)  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.   Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Management

The Manager.  The Fund has retained American Beacon Advisors, Inc. to serve as its Manager.

Sub-Advisors.

➢	Barrow, Hanley, Mewhinney & Strauss, LLC
➢	Brandywine Global Investment Management, LLC
➢	Hotchkis and Wiley Capital Management, LLC
➢	Metropolitan West Capital Management, LLC

Portfolio Managers.

American Beacon Advisors, Inc.
William F. Quinn Executive Chairman	Since Fund Inception (1987)
Wyatt L. Crumpler Vice President, Asset Management	Since 2007
Adriana R. Posada Sr. Portfolio Manager	Since 1998
Barrow, Hanley, Mewhinney & Strauss, LLC
James P. Barrow Portfolio Manager/Partner	Since Fund Inception (1987)
Brandywine Global Investment Management, LLC
Paul R. Lesutis CFA, Managing Director	Since 1996
Earl J. Gaskins Managing Director	Since 1996
Patrick S. Kaser Portfolio Manager	Since 2010
Hotchkis and Wiley Capital Management, LLC
George Davis Principal, Portfolio Manager and Chief Executive Officer	Since 1988
Judd Peters Portfolio Manager	Since 1999
Scott McBride Portfolio Manager	Since 2001
Metropolitan West Capital Management, LLC
Howard Gleicher Chief Investment Officer	Since 2000
Gary W. Lisenbee President	Since 2000
David M. Graham Research Analyst	Since 2000
Jeffrey Peck Research Analyst	Since 2004
Jay Cunningham Research Analyst	Since 2006

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange C Class shares through your financial intermediary, or by calling 1-800-658-5811, by writing to the Fund at P.O. Box 219643, Kansas City, MO 64121, or visiting www.americanbeaconfunds.com.  The minimum initial purchase into the Fund is $2,500 for C Class shares.  The minimum subsequent investment is $50 if the investment is made by ACH, check or exchange and $500 if the investment is made by wire.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or the Manager may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment.  Ask your individual financial adviser or visit your financial intermediary’s website for more information.

Prospectus	7	Summary

American Beacon Large Cap Growth FundSM

Investment Objective

The Fund’s investment objective is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge load1 (as a percentage of the lower of original offering price or redemption proceeds)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.48%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.71%
Acquired Fund Fees and Expenses	0.01%
Total annual fund operating expenses2	2.20%
____________

(1)	The CDSC is eliminated 12 months after purchase.
(2)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
C Class	$323	$688	$1,180	$2,534

Assuming no redemption of shares:

	1 year	3 years	5 years	10 years
C Class	$223	$688	$1,180	$2,534

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 147% of the average value of its portfolio.

Principal Investment Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are

Prospectus	8	Summary

invested in equity securities of large market capitalization U.S. companies. These companies have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Index at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of June 30, 2010, the market capitalizations of the companies in the Russell 1000 Index ranged from $969 million to $290.9 billion . The Fund’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”) that the investment sub-advisors believe have above-average growth potential.

The Manager allocates the assets of the Fund among different sub-advisors.  The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.  The Fund’s assets are currently allocated among two investment sub-advisors.

One sub-advisor attempts to construct a portfolio of attractively priced companies with demonstrated records of above-average profitability and accelerating earnings trends. The sub-advisor employs a disciplined decision-making process to create and manage a somewhat concentrated growth-oriented equity portfolio. The cornerstone of its process is a quantitative model that is designed to identify and rank large market capitalization companies with above-average historical rates of profitability and strong financial characteristics.  Candidates identified by the quantitative model are subjected to rigorous fundamental analysis in order to develop a diversified portfolio of equities that the sub-advisor believes has above-average growth potential.

The other sub-advisor employs a multi-step investment process in selecting a portfolio of company stocks expected to provide long-term above-average earnings growth. The process includes a quantitative screen of companies in the Russell 1000 Index and other companies with market caps exceeding $4 billion. A qualitative analysis emphasizes competitive advantage in a company’s respective industry sector. In addition, a fundamental active analysis is conducted on the remaining stock candidates’ income statements, projections and the sub-advisor’s proprietary future earnings estimation. Finally, a price/earnings ratio valuation is employed relative to: (i) the Russell 1000 Growth Index, (ii) sector peers, (iii) the company’s sustainable future growth rate, and (iv) the company’s return-on-invested-capital.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

Market Risk .  Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Growth Companies Risk.  Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Investing Risk.  Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk.   Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them.

High Portfolio Turnover Risk.  Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase a Fund’s transaction costs and possibly have a negative impact on performance. Frequent trading by a Fund could also result in increased short-term capital gain distributions to shareholders, which are taxable as ordinary income.

Market Events.  Turbulence in financial markets and reduced liquidity in credit and fixed income markets may

Prospectus	9	Summary

negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year.  The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Large-Cap Growth Funds Index, a composite of mutual funds comparable to the Fund.

The Fund began offering C Class shares on September 1, 2010. In the chart and table below, performance results are for the Institutional Class of the Fund, which would have similar annual returns to C Class shares because the shares are invested in the same portfolio of securities.  However, because the Institutional Class had lower expenses, its performance was better than the C Class shares of the Fund would have realized had they existed during the same time period.  You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Sales charges are not reflected in the bar chart and table below. If those charges were included, returns would be less than those shown.

Calendar year total returns for Institutional Class shares

The Fund’s calendar year-to-date total return as of June 30, 2010 was -9.37%.

Highest Quarterly Return:	14.97%
(1/1/01 through 12/31/09)	(4th Quarter 2001)
Lowest Quarterly Return:	–21.98%
(1/1/01 through 12/31/09)	(1st Quarter 2001)

	Average Annual Total Returns(1) For the periods ended December 31, 2009
	Inception Date of Class	1 Year	5 Years	Since Inception
Institutional Class	7/31/2000
Return Before Taxes		28.21%	-1.61%	-5.52%
Return After Taxes on Distributions1		28.18%	-1.80%	-5.64%
Return After Taxes on Distributions and Sale of Fund Shares		18.38%	-1.36%	-4.51%

Indices (reflects no deduction for fees, expenses or taxes)	1 Year	5 Years	Since Inception
Russell 1000 Growth Index	37.21%	1.63%	-4.22%
Lipper Large-Cap Growth Funds Index	38.50%	1.01%	-4.60%

(1)  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Management

The Manager. The Fund has retained American Beacon Advisors, Inc. to serve as its Manager.

Sub-Advisors.

➢	The Renaissance Group LLC
➢	Winslow Capital Management, Inc.

Prospectus	10	Summary

Portfolio Managers.

American Beacon Advisors, Inc.
William F. Quinn Executive Chairman	Since Fund Inception (2000)
Wyatt L. Crumpler Vice President, Asset Management	Since 2007
Cynthia Thatcher Portfolio Manager	Since 2000
The Renaissance Group LLC
Michael E. Schroer Chief Investment Officer, Managing Partner	Since 2006
Winslow Capital Management, Inc.
Clark J. Winslow Chief Executive Officer, Chief Investment Officer	Since 2009
Justin H. Kelly Senior Managing Director	Since 2009
R. Bart Wear Senior Managing Director	Since 2009
Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange C Class shares through your financial intermediary, or by calling 1-800-658-5811, by writing to the Fund at P.O. Box 219643, Kansas City, MO 64121, or visiting www.americanbeaconfunds.com.  The minimum initial purchase into the Fund is $2,500 for C Class shares.  The minimum subsequent investment is $50 if the investment is made by ACH, check or exchange and $500 if the investment is made by wire.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or the Manager may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment.  Ask your individual financial adviser or visit your financial intermediary’s website for more information.

Prospectus	11	Summary

American Beacon Mid-Cap Value FundSM

Investment Objective

The Fund’s investment objective is long-term capital appreciation and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge load1 ( as a percentage of the lower of original offering price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.60%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.78%
Acquired Fund Fees and Expenses	0.02%
Total annual fund operating expenses2	2.40%
Expense Reimbursement	0.16%
Total annual fund operating expenses after expense waiver/reimbursement3	2.24%
____________

(1)	The CDSC is eliminated 12 months after purchase.
(2)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)
The Manager has contractually agreed to waive and/or reimburse the C Class shares of the Fund for Distribution Fees and Other Expenses, as applicable, through September 1, 2011 to the extent that Total Annual Fund Operating Expenses exceed 2.24%.  The contractual expense arrangement can be changed by approval of a majority of the Fund’s Board of Trustees.  The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
C Class	$327	$733	$1,266	$2,724

Prospectus	12	Summary

Assuming no redemption of shares:

	1 year	3 years	5 years	10 years
C Class	$227	$733	$1,266	$2,724

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of middle market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell Midcap® Index at the time of investment. As of June 30, 2010, the market capitalizations of the companies in the Russell Midcap Index ranged from $968 million to $13.7 billion . The Fund’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).

The Manager allocates the assets of the Fund among different sub-advisors.  The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. The Fund’s assets are currently allocated among two investment sub-advisors.

In general, the sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell Midcap Index):

➢	above-average earnings growth potential,
➢	below-average price to earnings ratio,
➢	below-average price to book value ratio, and
➢	above-average dividend yields.

One sub-advisor invests in medium-sized companies with low price to earnings and price to book value ratios and high dividend yields in relation to the Russell Midcap Index. Through extensive research and meetings with company management teams, the sub-advisor seeks to identify companies that not only possess these three characteristics, but that also exhibit high or improving profitability translating into earnings growth above that of the overall Russell Midcap Index. The sub-advisor’s portfolio will generally consist of 35 to 45 stocks.

The other sub-advisor invests in medium-sized companies and intends to maintain a concentrated portfolio of 30 to 40 stocks selected from the most undervalued or “deep” value portion of its investment universe. That sub-advisor looks for companies within that universe that sell for a low price relative to normal earnings (with “normal earnings” defined as a 5 year estimate of what the company should earn in a normal environment based on research of the company’s history and the history of its industry).

Each of the Fund’s sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a security is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

Market Risk .  Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Mid-Capitalization Companies Risk.  Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack

Prospectus	13	Summary

sufficient market liquidity, and they can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Value Stocks Risk.  Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Foreign Investing Risk.  Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk.  Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Market Events.  Turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which may have effect on the Fund.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year.  The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Mid-Cap Value Funds Index, a composite of mutual funds comparable to the Fund.

The Fund began offering C Class shares on September 1, 2010. In the chart and table below, performance results are for the Investor Class of the Fund, which are not offered in this prospectus.  The Investor Class would have had similar annual returns to C Class shares because the shares are invested in the same portfolio securities.  However, because the Investor Class shares had lower expenses, their performance was better than C Class shares of the Fund would have realized had they existed during the same time period.  You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Sales charges are not reflected in the bar chart and table below.  If those charges were included, returns would be less than those shown.

Prospectus	14	Summary

Calendar year total returns for Investor Class shares

The Fund’s calendar year-to-date total return as of June 30, 2010 was -1.59%.

Highest Quarterly Return:	24.28%
(1/1/05 through 12/31/09)	(3rd Quarter 2009)
Lowest Quarterly Return:	–21.51%
(1/1/05 through 12/31/09)	(4th Quarter 2008)

	Average Annual Total Returns(1) For the periods ended December 31, 2009
	Inception Date of Class	1 Year	5 Years	Since Inception
Investor Class	3/1/2006
Return Before Taxes		40.93%	1.69%	3.73%
Return After Taxes on Distributions1		40.80%	-0.27%	1.90%
Return After Taxes on Distributions and Sale of Fund Shares		26.78%	0.64%	2.45%

Indices (reflects no deduction for fees, expenses or taxes)	1 Year	5 Years	Since Inception
Russell Midcap® Value Index	34.21%	1.98%	4.48%
Lipper Mid-Cap Value Funds Index	39.74%	1.89%	3.62%

(1)  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Management

The Manager.  The Fund has retained American Beacon Advisors, Inc. to serve as its Manager.

Sub-Advisors.

➢	Barrow, Hanley, Mewhinney & Strauss, LLC
➢	Pzena Investment Management, LLC

Portfolio Managers.

American Beacon Advisors, Inc.
William F. Quinn Executive Chairman	Since Fund Inception (2004)
Wyatt L. Crumpler Vice President, Asset Management	Since 2007
Adriana R. Posada Sr. Portfolio Manager	Since 2004
Barrow, Hanley, Mewhinney & Strauss, LLC
James P. Barrow Portfolio Manager/Partner	Since Fund Inception (2004)
Mark Giambrone Portfolio Manager/Partner	Since Fund Inception (2004)
Pzena Investment Management, LLC
Richard S. Pzena Managing Principal, CEO, Co-Chief Investment Officer & Founder	Since Fund Inception (2004)
John P. Goetz Managing Principal, Co-Chief Investment Officer	Since Fund Inception (2004)
Manoj Tandon Principal, Portfolio Manager	Since 2006

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange C Class shares through your financial intermediary, or by calling 1-800-658-5811, by writing to the Fund at P.O. Box 219643, Kansas City, MO 64121, or visiting www.americanbeaconfunds.com.  The minimum initial purchase into the Fund is $2,500 for C Class shares.  The minimum subsequent investment is $50 if the investment is made by ACH, check or exchange and $500 if the investment is made by wire.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or the Manager may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment.  Ask your individual financial adviser or visit your financial intermediary’s website for more information.

Prospectus	15	Summary

American Beacon Small Cap Value FundSM

Investment Objective

The Fund’s investment objective is long-term capital appreciation and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge load1 ( as a percentage of the lower of original offering price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.46%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.63%
Acquired Fund Fees and Expenses	0.01%
Total annual fund operating expenses2	2.10%
____________
(1)	The CDSC is eliminated 12 months after purchase.
(2)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
C Class	$313	$658	$1,129	$2,431
Assuming no redemption of shares:

	1 year	3 years	5 years	10 years
C Class	$213	$658	$1,129	$2,431

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Prospectus	16	Summary

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of small market capitalization U.S. companies. These companies have market capitalizations of $3 billion or less at the time of investment .  The Fund’s investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively, “stocks”).

The Manager allocates the assets of the Fund among different sub-advisors.  The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.  The Fund’s assets are currently allocated among five investment sub-advisors.

The sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell 2000® Index):

➢	above-average earnings growth potential,
➢	below-average price to earnings ratio, and
➢	below-average price to book value ratio.

Each of the sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

Market Risk.   Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Small Capitalization Companies Risk.  Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Value Stocks Risk.  Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Foreign Investing Risk.  Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk.   Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk.  To the extent the Fund lends its securities, it may be subject to the following risk. Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Market Events.  Turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Fund Performance

The bar chart and table below provide an indication of risk

Prospectus	17	Summary

by showing how the Fund’s performance has varied from year to year.  The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Small-Cap Value Funds Index, a composite of mutual funds comparable to the Fund.

The Fund began offering C Class shares on September 1, 2010. In the chart and table below, performance results are for the Investor Class of the Fund, which would have similar annual returns to C Class shares because the shares are invested in the same portfolio of securities.  However, because the Investor Class had lower expenses, its performance was better than the C Class shares of the Fund would have realized had they existed during the same time period.  You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Sales charges are not reflected in the bar chart and table below. If those charges were included, returns would be less than those shown.

Calendar year total returns for Investor Class shares

The Fund’s calendar year-to-date total return as of June 30, 2010 was -1.68% .

Highest Quarterly Return:	24.75%
(1/1/00 through 12/31/09)	(2nd Quarter 2003)
Lowest Quarterly Return:	–25.68%
(1/1/00 through 12/31/09)	(4th Quarter 2008)

	Average Annual Total Returns(1) For the periods ended December 31, 2009
	Inception Date of Class	1 Year	5 Years	10 Years
Investor Class	3/1/1999
Return Before Taxes		34.94%	0.64%	10.49%
Return After Taxes on Distributions1		34.88%	-0.40%	9.20%
Return After Taxes on Distributions and Sale of Fund Shares		22.79%	0.38%	8.79%

Indices (reflects no deduction for fees, expenses or taxes)	1 Year	5 Years	10 Years
Russell 2000® Value Index	20.57%	-0.01%	8.27%
Lipper Small-Cap Value Funds Index	33.00%	1.42%	8.72%

(1)  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Prospectus	18	Summary

Management

The Manager.  The Fund has retained American Beacon Advisors, Inc. to serve as its Manager.

Sub-Advisors.

➢	Barrow, Hanley, Mewhinney & Strauss, LLC
➢	Brandywine Global Investment Management, LLC
➢	Hotchkis and Wiley Capital Management, LLC
➢	Opus Capital Group, LLC
➢	The Boston Company Asset Management, LLC
➢	Dreman Value Management, LLC
➢	Metropolitan West Capital Management, LLC

Portfolio Managers.

American Beacon Advisors, Inc.
William F. Quinn Executive Chairman	Since Fund Inception (1998)
Wyatt L. Crumpler Vice President, Asset Management	Since 2007
Adriana R. Posada Sr. Portfolio Manager	Since 1998
Barrow, Hanley, Mewhinney & Strauss, LLC
James S. McClure Portfolio Manager	Since 2003
John P. Harloe Portfolio Manager	Since 2003
Brandywine Global Investment Management, LLC
Henry F. Otto Managing Director	Since 1998
Steven M. Tonkovich Managing Director	Since 1998
Dreman Value Management, LLC
David N. Dreman Chairman and Chief Investment Officer Since 2010
E. Clifton Hoover Co-Chief Investment Officer Since 2010
Mark Roach Since 2010 Portfolio Manager
Hotchkis and Wiley Capital Management, LLC
David Green Principal, Portfolio Manager	Since Fund Inception (1998)
Jim Miles Principal, Portfolio Manager	Since Fund Inception (1998)
Metropolitan West Capital Management, LLC
Samir Sikka Lead Strategist Since 2010
Opus Capital Group, LLC
Len A. Haussler President, Portfolio Manager	Since 2005
Kevin P. Whelan VP, Portfolio Manager	Since 2005
Jonathan M. Detter Portfolio Manager	Since 2005
The Boston Company Asset Management, LLC
Joseph M. Corrado Senior Vice President	Since 2004
Stephanie K. Brandaleone Vice President	Since 2004
Edward R. Walter Vice President	Since 2004

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange C Class shares through your financial intermediary, or by calling 1-800-658-5811, by writing to the Fund at P.O. Box 219643, Kansas City, MO 64121, or visiting www.americanbeaconfunds.com.  The minimum initial purchase into the Fund is $2,500 for C Class shares.  The minimum subsequent investment is $50 if the investment is made by ACH, check or exchange and $500 if the investment is made by wire.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or the Manager may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment.  Ask your individual financial adviser or visit your financial intermediary’s website for more information.

Prospectus	19	Summary

American Beacon International Equity FundSM

Investment Objective

The Fund’s investment objective is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge load1 (as a percentage of the lower of original offering price or redemption proceeds )	1.00%
Redemption fee (as a percentage of amount redeemed; applies to the proceeds of shares redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.34%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.64%
Acquired Fund Fees and Expenses	0.01%
Total annual fund operating expenses2	1.99%
____________
(1)	The CDSC is eliminated 12 months after purchase.
(2)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
C Class	$302	$624	$1,073	$2,317

Assuming no redemption of shares:

	1 year	3 years	5 years	10 years
C Class	$202	$624	$1,073	$2,317

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual

Prospectus	20	Summary

fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in common stocks and securities convertible into common stocks (collectively, “stocks”) of issuers based in at least three different countries located outside the United States. The Fund will primarily invest in countries comprising the Morgan Stanley Capital International Europe Australasia Far East Index (“MSCI EAFE Index”). The MSCI EAFE Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE Index are selected from among the larger capitalization companies in these markets.

The Manager allocates the assets of the Fund among different sub-advisors.  The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.  The Fund’s assets are currently allocated among four investment sub-advisors.

The sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to that stock’s country, sector or industry):

➢	above-average return on equity or earnings growth potential,
➢	below-average price to earnings or price to cash flow ratio,
➢	below-average price to book value ratio, and
➢	above-average dividend yields.

The sub-advisors may consider potential changes in currency exchange rates when choosing stocks. Each of the sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. A sub-advisor may trade forward foreign currency contracts or currency futures in an attempt to reduce the Fund’s risk exposure to adverse fluctuations in currency exchange rates.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

Market Risk.   Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks of a particular country will decline due to drops in that country’s stock market. In general, the value of the Fund will  vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions of that country.

Foreign Investing Risk.  Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

Value Stocks Risk.  Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Market Timing Risk.  Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund’s determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities.

Derivatives Risk.  The Fund may use derivatives, such as futures contracts and foreign currency forward contracts as

Prospectus	21	Summary

a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the sub-advisors incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money.

Securities Selection Risk.  Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk.  To the extent the Fund lends its securities, it may be subject to the following risk. Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Market Events.  Turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year.  The table shows how the Fund’s performance compares to a broad-based market index and the Lipper International Funds Index, a composite of mutual funds comparable to the Fund.

The Fund began offering C Class shares on September 1, 2010. In the chart and table below, performance results are for the Investor Class of the Fund, which would have similar annual returns to C Class shares because the shares are invested in the same portfolio of securities.  However, because the Investor Class had lower expenses, its performance was better than the C Class shares of the Fund would have realized had they existed during the same time period.  You may obtain updated performance information on the Fund’s website atwww.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future

Sales charges are not reflected in the bar chart and table below. If those charges were included, returns would be less than those shown.

Calendar year total returns for Investor Class shares

The Fund’s calendar year-to-date total return as of June 30, 2010 was -13.68%.

Prospectus	22	Summary

Highest Quarterly Return:	24.81%
(1/1/00 through 12/31/09)	(2nd Quarter 2009)
Lowest Quarterly Return:	–22.51%
(1/1/00 through 12/31/09)	(3rd Quarter 2002)

	Average Annual Total Returns(1) For the periods ended December 31, 2009
	Inception Date of Class	1 Year	5 Years	10 Years
Investor Class	8/1/1994
Return Before Taxes		29.39%	3.23%	3.58%
Return After Taxes on Distributions1		28.58%	2.21%	2.75%
Return After Taxes on Distributions and Sale of Fund Shares		19.53%	3.02%	3.09%

Indices (reflects no deduction for fees, expenses or taxes)	1 Year	5 Years	10 Years
MCSI EAFE Index	31.78%	3.54%	1.17%
Lipper International Funds Index	35.30%	4.88%	1.95%

(1)  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Management

The Manager.  The Fund has retained American Beacon Advisors, Inc. to serve as its Manager.

Sub-Advisors.

➢	Causeway Capital Management LLC
➢	Lazard Asset Management LLC
➢	Templeton Investment Counsel, LLC
➢	The Boston Company Asset Management, LLC

Portfolio Managers.

American Beacon Advisors, Inc.
William F. Quinn Executive Chairman	Since Fund Inception (1991)
Wyatt L. Crumpler Vice President, Asset Management	Since 2007
Kirk L. Brown Sr. Portfolio Manager	Since 1994
Causeway Capital Management LLC
Sarah H. Ketterer Chief Executive Officer	Since 2001
Harry W. Hartford President	Since 2001
James A. Doyle Director	Since 2006
Jonathan P. Eng Director	Since 2006
Kevin Durkin Vice President	Since 2006
Lazard Asset Management LLC
John R. Reinsberg Deputy Chairman	Since 1999
Michael A. Bennett Managing Director	Since 2003
Michael G. Fry Managing Director	Since 2005
Michael Powers Managing Director	Since 2003
Templeton Investment Counsel, LLC
Gary P. Motyl President, Chief Investment Officer of Templeton Global Equities	Since Fund Inception (1991)
The Boston Company Asset Management, LLC
D. Kirk Henry Director of International Value Equities	Since 2004
Clifford A. Smith Senior Vice President	Since 2004

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange C Class shares through your financial intermediary, or by calling 1-800-658-5811, by writing to the Fund at P.O. Box 219643, Kansas City, MO 64121, or visiting www.americanbeaconfunds.com.  The minimum initial purchase into the Fund is $2,500 for C Class shares.  The minimum subsequent investment is $50 if the investment is made by ACH, check or exchange and $500 if the investment is made by wire.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or the Manager may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment.  Ask your individual financial adviser or visit your financial intermediary’s website for more information.

Prospectus	23	Summary

American Beacon Emerging Markets FundSM

Investment Objective

The Fund’s investment objective is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge load1 ( as a percentage of the lower of offering price or redemption proceeds)	1.00%
Redemption fee (as a percentage of amount redeemed; applies to the proceeds of shares redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.76%
Distribution and/or service (12b-1) fees	1.00%
Other expense2	0.95%
Acquired Fund Fees and Expenses	0.01%
Total annual fund operating expenses2	2.72%
Expense Reimbursement3	0.18%
Total annual fund operating expenses after expense waiver/reimbursement	2.54%

(1)	The CDSC is eliminated 12 months after purchase.
(2)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)
The Manager has contractually agreed to waive and/or reimburse C Class shares of the Fund for Distribution Fees and  Other Expenses, as applicable,  through September 1, 2011 to the extent that Total Annual Fund Operating Expenses exceed 2.54%..  The contractual expense arrangement can be changed by approval of a majority of the Fund’s Board of Trustees.  The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
C Class	$357	$827	$1,424	$3,038

Assuming no redemption of shares:
	1 year	3 years	5 years	10 years
C Class	$257	$827	$1,424	$3,038

Prospectus	24	Summary

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of issuers that:

•	are primarily listed on the trading market of an emerging market country;
•	are headquartered in an emerging market country; or
•	derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country.

An emerging market country is one that:

•	has an emerging stock market as defined by the International Finance Corporation;
•	has a low- to middle-income economy according to the World Bank;
•	is included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets Index; or
•	has a per-capita gross national product of $10,000 or less.

The Fund’s investments may include common stocks, preferred stocks, securities convertible into common stocks, rights, warrants, and depositary receipts.  (collectively referred to as “stocks”).

The Manager allocates the assets of the Fund among different sub-advisors.  The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. The Fund’s assets are currently allocated among two investment sub-advisors.

One sub-advisor combines a top-down country allocation investment approach with bottom-up stock selection. The sub-advisor first allocates its portion of the Fund’s assets among emerging market countries based on relative economic, political and social fundamentals, stock valuations and investor sentiment.  The sub-advisor then selects individual securities within these countries on the basis of attractive growth characteristics, reasonable valuations and company managements with a strong shareholder value orientation.  To attempt to manage risk, the sub-advisor emphasizes thorough macroeconomic and fundamental research.

The other sub-advisor utilizes a bottom-up investment strategy that is value-oriented and research-driven. This style is both quantitative and fundamentally based, focusing first on stock selection, then enhanced by broadly diversified country allocation.

The sub-advisors may consider potential changes in currency exchange rates when choosing stocks. A sub-advisor may trade forward foreign currency contracts or currency futures in an attempt to reduce the Fund’s risk exposure to adverse fluctuations in currency exchange rates.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

Market Risk .  Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks of a particular country will decline due to drops in that country’s stock market. In general, the value of the Fund will  vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions of that country.

Foreign Investing Risk.  Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less

Prospectus	25	Summary

government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

Market Timing Risk.  Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund’s determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities.

Emerging Markets Risk.  The risks of foreign investing mentioned above are heightened when investing in emerging markets. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors.

Derivatives Risk.  The Fund may use derivatives, such as futures contracts and foreign currency forward contracts as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the sub-advisors incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money.

Securities Selection Risk.  Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Market Events.  Turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year.  The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Emerging Markets Funds Index, a composite of mutual funds comparable to the Fund.

The Fund began offering C Class shares on September 1, 2010.  In the chart and table below, performance results are for the Investor Class of the Fund, which would have similar annual returns to C Class shares because the shares are invested in the same portfolio of securities.  However, because the Investor Class had lower expense, its performance was better than the C Class shares of the Fund would have realized had they existed during the same time period.  You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Sales charges are not reflected in the bar chart and table below.  If those charges were included, returns would be less than those shown.

Calendar year total returns for Investor Class shares

The Fund’s calendar year-to-date total return as of June 30, 2010 was -7.27%.

Highest Quarterly Return:	35.22%
(1/1/01 through 12/31/09)	(2nd Quarter 2009)
Lowest Quarterly Return:	–26.39%
(1/1/01 through 12/31/09)	(4th Quarter 2008)

	Average Annual Total Returns(1) For the periods ended December 31, 2009
	Inception Date of Class	1 Year	5 Years	Since Inception
Investor Class	10/1/2002
Return Before Taxes		70.90%	13.45%	11.45%
Return After Taxes on Distributions1		70.60%	11.03%	9.92%
Return After Taxes on Distributions and Sale of Fund Shares		46.47%	11.20%	9.77%

Indices (reflects no deduction for fees, expenses or taxes)	1 Year	5 Years	Since Inception
MSCI Emerging Markets Index	78.51%	15.51%	12.05%
Lipper Emerging Markets Funds Index	74.25%	13.48%	11.22%

(1)  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Prospectus	26	Summary

Management

The Manager.  The Fund has retained American Beacon Advisors, Inc. to serve as its Manager.

Sub-Advisors.

➢	Morgan Stanley Investment Management Inc.
➢	The Boston Company Asset Management

Portfolio Managers.

American Beacon Advisors, Inc.
William F. Quinn Executive Chairman	Since Fund Inception (2000)
Wyatt L. Crumpler Vice President, Asset Management	Since 2007
Kirk L. Brown Sr. Portfolio Manager	Since Fund Inception (2000)
Morgan Stanley Investment Management Inc.
Ruchir Sharma Managing Director	Since Fund Inception (2000)
Paul Psaila Managing Director	Since Fund Inception (2000)
James Cheng Managing Director of Morgan Stanley Investment Management Company	Since 2006
Eric Carlson Executive Director	Since 2006
William Scott Piper Executive Director	Since 2006
Ana Cristina Piedrahita Executive Director	Since 2006
The Boston Company Asset Management, LLC
D. Kirk Henry Director	Since 2000
Carolyn M. Kedersha Senior Vice President	Since 2003
Warren Skillman Vice President, Senior Research Analyst	Since 2006
Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange C Class shares through your financial intermediary, or by calling 1-800-658-5811, by writing to the Fund at P.O. Box 219643, Kansas City, MO 64121, or visiting www.americanbeaconfunds.com.  The minimum initial purchase into the Fund is $2,500 for C Class shares.  The minimum subsequent investment is $50 if the investment is made by ACH, check or exchange and $500 if the investment is made by wire.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or the Manager may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment.  Ask your individual financial adviser or visit your financial intermediary’s website for more information.

Prospectus	27	Summary

American Beacon High Yield Bond FundSM

Investment Objective

The Fund’s investment objective is high current income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge load)1 (as a percentage of the lower of original offering price or redemption proceeds)	1.00%
Redemption fee (as a percentage of amount redeemed; applies to the proceeds of shares redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.38%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.66%
Acquired Fund Fees and Expenses	0.01%
Total annual fund operating expenses2	2.05%
Expense Reimbursement	0.18%
Total annual fund operating expenses after expense waiver/reimbursement3	1.87%
____________
(1)	The CDSC is eliminated 12 months after purchase.

(2)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)
The Manager has contractually agreed to waive and/or  reimburse C Class shares of the Fund for Distribution and Other Expenses, as applicable, through September 1, 2011 to the extent that Total Annual Fund Operating Expenses exceed 1.87%.  The contractual expense arrangement can be changed by approval of a majority of the Fund’s Board of Trustees.   The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
C Class	$290	$625	$1,087	$2,365

Assuming no redemption of shares:

	1 year	3 years	5 years	10 years
C Class	$190	$625	$1,087	$2,365

Prospectus	28	Summary

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 212% of the average value of its portfolio.

Principal Investment Strategies

This Fund seeks to maximize current income by investing in a diversified portfolio of public and private issue debt securities that are generally rated below investment grade (such as BB or lower by Standard & Poor’s Ratings Services and/or Ba or lower by Moody’s Investors Service, Inc.) or deemed to be below investment grade by the investment sub-advisors. These types of securities are commonly referred to as “junk bonds.” The Fund seeks capital appreciation by investing in issues whose relative value is expected to increase over time.

The Manager allocates the assets of the Fund among different sub-advisors.  The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.  The Fund’s assets are currently allocated among the Manager and two investment sub-advisors.

The Fund seeks its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield bonds. High yield issuers are generally those which have below investment grade ratings because they are relatively small in size, relatively young in years, relatively leveraged financially (perhaps borrowing heavily to finance expansion or due to a leveraged buyout), or formerly “blue chip” companies that have encountered some financial difficulties.

In selecting investments, the Fund’s sub-advisors utilize a bottom-up and research-driven investment process that relies heavily on internal research and fundamental credit analysis. The investment philosophy of each sub-advisor concentrates on identification of relative value and downside protection.

To a lesser extent, the Fund may invest in other securities, including foreign securities, common and preferred stocks, convertible securities, warrants, rights, and options, in keeping with the Fund’s overall investment objective.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

Interest Rate Risk.  The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Credit Risk.  The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down. Since the Fund invests in lower-quality debt securities considered speculative in nature, this risk will be substantial.

High Yield Securities Risk. Investing in junk bonds generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

Market Risk.  The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market. For example, market risk involves the possibility that the value of the Fund’s investments will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions, and stock market volatility can cause the prices of the Fund’s investments to decline, regardless of the financial conditions of the issuers held by the Fund.

Foreign Investing Risk.  Investing in foreign securities carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and

Prospectus	29	Summary

financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

Liquidity Risk.  High yield bonds tend to be less liquid than higher-rated bonds. This means that the Fund may experience difficulty selling the Fund’s investments at favorable prices. As a result, the Fund may experience difficulty satisfying redemption requests. In addition, valuation of the Fund’s investments may become more difficult if objective market prices are unavailable.

Market Timing Risk.  Because the Fund invests in high yield bonds that may lack market liquidity, it is subject to the risk of market timing activities. The limited trading activity of some high yield bonds may result in market prices that do not reflect the true market value of these illiquid securities. In such instances, the Fund may fair value illiquid securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities.

Hedging Risk.  Gains or losses from positions in hedging instruments, such as options, may be much greater than the instrument’s original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, a sub-advisor may be unable to close the transaction at the time it would like or at the price it believes the security is currently worth.

Securities Selection Risk.  Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them.

High Portfolio Turnover Risk.  Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase a Fund’s transaction costs and possibly have a negative impact on performance. Frequent trading by a Fund could also result in increased short-term capital gain distributions to shareholders, which are taxable as ordinary income.

Market Events.  Turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year.  The table shows how the Fund’s performance compares to a broad-based market index and the Lipper High Current Yield Bond Funds Index, a composite of mutual funds comparable to the Fund.

The Fund began offering C Class shares on September 1, 2010. In the chart and table below, performance results are for the Investor Class of the Fund, which would have similar annual returns to C Class shares because the shares are invested in the same portfolio of securities.  However, because the Investor Class had lower expenses, its performance was better than the C Class shares of the Fund would have realized had they existed during the same time period.  You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future

Sales charges are not reflected in the bar chart and table below.  If those charges were included, returns would be less than those shown.

Prospectus	30	Summary

Calendar year total returns for Investor Class shares

The Fund’s calendar year-to-date total return as of June 30, 2010 was 3.32%.

Highest Quarterly Return:	19.21%
(1/1/01 through 12/31/09)	(2nd Quarter 2009)
Lowest Quarterly Return:	–18.60%
(1/1/01 through 12/31/09)	4th Quarter 2008)

	Average Annual Total Returns(1) For the periods ended December 31, 2009
	Inception Date of Class	1 Year	5 Years	Since Inception
Investor Class	3/1/2002
Return Before Taxes		47.67%	4.06%	6.94%
Return After Taxes on Distributions1		42.54%	1.08%	3.86%
Return After Taxes on Distributions and Sale of Fund Shares		30.42%	1.69%	4.10%

Indices (reflects no deduction for fees, expenses or taxes)	1 Year	5 Years	Since Inception
JPMorgan Global High-Yield Index	58.89%	6.56%	8.63%
Lipper High Current Yield Bond Funds Index	49.49%	4.27%	5.79%

(1)  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Management

The Manager.  The Fund has retained American Beacon Advisors, Inc. to serve as its Manager.

Sub-Advisors.

➢	Franklin Advisers, Inc.
➢	Logan Circle Partners, L.P.

Portfolio Managers.

American Beacon Advisors, Inc.
William F. Quinn Executive Chairman	Since Fund Inception (2000)
Wyatt L. Crumpler Vice President, Asset Management	Since 2007
Kirk L. Brown Sr. Portfolio Manager	Since Fund Inception (2000)
Franklin Advisers, Inc.
Eric Takaha Senior Vice President, Director of Corporate Credit and High Yield	Since 2006
Chris Molumphy Executive Vice President, Chief Investment Officer for the Franklin Templeton Fixed Income Group	Since 2006
Glenn Voyles Vice President	Since 2006
Logan Circle Partners, L.P.
Timothy L. Rabe CFA	Since 2007

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange C Class shares through your financial intermediary, or by calling 1-800-658-5811, by writing to the Fund at P.O. Box 219643, Kansas City, MO 64121, or visiting www.americanbeaconfunds.com.  The minimum initial purchase into the Fund is $2,500 for C Class shares.  The minimum subsequent investment is $50 if the investment is made by ACH, check or exchange and $500 if the investment is made by wire.

Prospectus	31	Summary

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or the Manager may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment.  Ask your individual financial adviser or visit your financial intermediary’s website for more information.

Prospectus	32	Summary

American Beacon Retirement Income and Appreciation FundSM

Investment Objective

The Fund’s investment objective is income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge load1 (as a percentage of the lower of original offering price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.30%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.59%
Acquired Fund Fees and Expenses	0.01%
Total annual fund operating expenses2	1.90%
____________
(1)	The CDSC is eliminated 12 months after purchase.

(2)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
C Class	$293	$597	$1,026	$2,222

Assuming no redemption of shares:

	1 year	3 years	5 years	10 years
C Class	$193	$597	$1,026	$2,222

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, approximately 75% of the Fund’s total assets are invested in fixed-income securities considered investment grade at the time of purchase. These securities may include obligations of the U.S. Government, its agencies and instrumentalities,

Prospectus	33	Summary

including Government-sponsored enterprises, (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances and other notes (collectively referred to as “investment grade fixed-income securities”). In an attempt to enhance the return of the Fund beyond the income offered by investment grade fixed-income securities, the Fund’s remaining total assets are invested in convertible and non-convertible debt obligations without regard to credit quality, as well as equity securities, warrants and options. The Fund seeks capital appreciation by investing in debt securities and convertible and equity securities of corporate issuers whose relative value is expected to increase over time.

The Manager currently allocates the Fund’s assets between itself and a sub-advisor. The Manager makes investment decisions regarding a portion of the Fund’s fixed income securities.  In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

•	Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.
•
Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

•	Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.
•	Select specific debt securities within each security type.
•	Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Under normal circumstances, the Manager seeks to maintain a weighted average duration of three to seven years in the investment grade fixed-income portion of the Fund.

The sub-advisor invests in convertible securities but may invest up to 60% of its portion of the Fund’s total assets in non-convertible fixed income securities.  The sub-advisor may invest in investment grade fixed income securities and securities rated below-investment grade or not rated, commonly referred to as “junk bonds.”  The average term to maturity of the fixed-income securities held in the portion of the Fund’s portfolio managed by the sub-advisor will typically range from three to ten years.

The sub-advisor also may invest up to 40% of its portion of the Fund’s total asset in non-convertible equity securities, common stocks, preferred stocks, and U.S. dollar-denominated American Depositary Receipts.  Historically, the sub-advisor’s investment process has led it to invest primarily in convertible securities of small to medium-sized companies with capitalizations of up to $25 million at the time of purchase that, in its opinion, provide opportunities for long-term capital appreciation.  However, the Fund may also invest in well-established companies with large capitalizations.

In selecting securities, the sub-advisor may take into consideration such quantitative factors as an issuer’s present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure. The sub-advisor utilizes credit ratings by nationally recognized statistical rating organizations (“NRSROs”) as preliminary indicators of investment quality, in addition to its own credit research and analysis.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

Interest Rate Risk.  The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk.  Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares.  The Fund’s portfolio is subject to the risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to purchase and sell the debt securities. The equity portion of the Fund’s portfolio also is subject to stock market risk, which involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market.

Credit Risk.  The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed

Prospectus	34	Summary

by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down.  For the portion of Fund assets invested in lower-quality debt securities, this risk will be substantial.

Prepayment and Extension Risk.  The Fund’s investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond’s maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security’s effective maturity and a decline in its price.

Convertible Securities Risk.  The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The investment value of a convertible is strictly based on its yield and tends to decline as interest rates increase.

Derivatives Risk.  The Fund may use derivatives, including warrants and options.  Such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.  The use of derivatives may expose the Fund to additional risks that it would not be subject to if they invested directly in the securities underlying those derivatives.  Derivatives transactions may result in larger losses or smaller gains than otherwise would be the case.  If the value of the underlying common stock falls below the exercise price of a warrant or option, the warrant or option may lose all value.

High Yield Securities Risk. Investing in junk bonds generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

Liquidity Risk.  From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell such securities to meet redemption requests, the Fund may have to sell at a loss.

Small and Medium Capitalization Companies Risk. Investing in the securities of small and medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since small and medium-sized companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Foreign Exposure Risk.  Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Securities Selection Risk.  Securities selected by the Manager or a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them.

U.S. Government Securities Risk.  A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

Government-Sponsored Enterprises Risk.  Securities held by the Fund that are issued by government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

Market Events.  Turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from

Prospectus	35	Summary

year to year.  The table shows how the Fund’s performance compares to the Barclays Capital U.S. Aggregate Bond Index, which is the Fund’s primary benchmark.  The table also shows how the Fund’s returns compare to the BofA Merrill Lynch All U.S. Convertibles Index, which tracks the performance of domestic securities of all quality grades that are convertible into U.S. dollar-denominated common stock, ADRs or cash equivalents.  The Retirement Income and Appreciation Composite Index is composed of the Linked Barclays Capital U.S. Aggregate Bond Index (75%) and the BofA Merrill Lynch All U.S. Convertibles Index (25%) to reflect the Fund’s allocation of its assets between fixed-income securities and convertible securities.  The Lipper Intermediate Investment Grade Index shows how the Fund’s performance compares to a composite of mutual funds with similar investment objectives.

The Fund began offering C Class shares on September 1, 2010. In the chart and table below, performance results are for the Investor Class of the Fund, which would have similar annual returns to C Class shares because the shares are invested in the same portfolio of securities.  However, because the Investor Class had lower expenses, its performance was better than the C Class shares of the Fund would have realized had they existed during the same time period.  You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Sales charges are not reflected in the bar chart and table below. If those charges were included, returns would be less than those shown.

Calendar year total returns for Investor Class shares

The Fund’s calendar year-to-date total return as of June 30, 2010 was 2.69%.

Highest Quarterly Return:	6.61%
(1/1/04 through 12/31/09)	(3rd Quarter 2009)
Lowest Quarterly Return:	-4.19%
(1/1/04 through 12/31/09)	(3rd Quarter 2008)

	Average Annual Total Returns(1) For the periods ended December 31, 2009
	Inception Date of Class	1 Year	5 Years	Since Inception
Investor Class	6/30/2003
Return Before Taxes		14.21%	4.51%	4.48%
Return After Taxes on Distributions1		12.79%	3.01%	3.12%
Return After Taxes on Distributions and Sale of Fund Shares		9.21%	2.99%	3.05%

Indices (reflects no deduction of fees, expenses or taxes)	1 Year	5 Years	Since Inception
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.51%
Linked Barclays Capital U.S. Aggregate Bond Index	5.93%	4.76%	4.12%
BofA Merrill Lynch All U.S. Convertibles Index	49.13%	2.69%	5.26%
Retirement Income and Appreciation Composite Index	15.61%	4.44%	4.58%
Lipper Intermediate Investment Grade Index	14.30%	4.18%	3.95%

(1)  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Prospectus	36	Summary

Management

The Manager.  The Fund has retained American Beacon Advisors, Inc. to serve as its Manager.

Sub-Advisor .  The Fund's assets are currently allocated among the Manager and one investment sub-advisor, Calamos Advisors LLC.

➢	Calamos Advisors LLC

Portfolio Managers.

American Beacon Advisors, Inc.
William F. Quinn Executive Chairman	Since Fund Inception (2003)
Wyatt L. Crumpler Vice President, Asset Management	Since 2007
Cynthia Thatcher Portfolio Manager	Since Fund Inception (2003)
Michael W. Fields Vice President of Fixed Income	Since Fund Inception (2003)
Patrick A. Sporl Sr. Portfolio Manager	Since Fund Inception (2003)
Gyeong Kim Portfolio Manager	Since Fund Inception (2003)
Calamos Advisors LLC
John P. Calamos Sr. President, Co-Chief Investment Officer	Since Fund Inception (2003)
Nick P. Calamos Sr. Executive Vice President, Co-Chief Investment Officer	Since Fund Inception (2003)

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange C Class shares through your financial intermediary, or by calling 1-800-658-5811, by writing to the Fund at P.O. Box 219643, Kansas City, MO 64121, or visiting www.americanbeaconfunds.com.  The minimum initial purchase into the Fund is $2,500 for C Class shares.  The minimum subsequent investment is $50 if the investment is made by ACH, check or exchange and $500 if the investment is made by wire.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or the Manager may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment.  Ask your individual financial adviser or visit your financial intermediary’s website for more information.

Prospectus	37	Summary

American Beacon Intermediate Bond FundSM

Investment Objective

The Fund’s investment objective is income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge load1 (as a percentage of the lower of original offering price or redemption proceeds )	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.20%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.62%
Acquired Fund Fees and Expenses	0.01%
Total annual fund operating expenses2	1.83%
Expense Reimbursement	0.09%
Total annual fund operating expenses after expense waiver/reimbursement3	1.74%
____________

(1)	The CDSC is eliminated 12 months after purchase.
(2)
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses
.

(3)
The Manager has contractually agreed to waive and/or reimburse C Class shares of the Fund for Distribution Fees and Other Expenses, as applicable, through September 1, 2011 to the extent that Total Annual Fund Operating Expenses exceed 1.74%.  The contractual expense arrangement can be changed by approval of a majority of the Fund’s Board of Trustees.  The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
C Class	$277	$567	$982	$2,141

Assuming no redemption of shares:

	1 year	3 years	5 years	10 years
C Class	$177	$567	$982	$2,141

Prospectus	38	Summary

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations of the U.S. Government, its agencies and instrumentalities, including U.S. Government-sponsored enterprises, (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances and other notes.  These types of obligations are commonly referred to as fixed income securities or bonds. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

The Manager currently allocates the Fund’s assets between itself and a sub-advisor.  The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

•	Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.
•
Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

•	Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.
•	Select specific debt securities within each security type.
•	Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

The sub-advisor uses a bottom-up fixed income investment strategy in determining which securities to buy and sell, as follows:

•	Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.
•	Evaluate credit quality of the securities.
•	Perform an analysis of the expected total return of the securities to changes in interest rates compared to the Barclays Capital U.S. Aggregate Bond Index.

The Fund will only buy debt securities that are investment grade at the time of purchase. Under normal circumstances, the Fund seeks to maintain duration of three to seven years.  A duration of “one year” means that a security’s price would be expected to decrease by approximately 1% with a 1% increase in interest rates.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

Interest Rate Risk.  The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk.  Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares.  The Fund’s portfolio is subject to the risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to purchase and sell the debt securities.

Credit Risk.  The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down.

Prospectus	39	Summary

Prepayment and Extension Risk.  The Fund’s investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond’s maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security’s effective maturity and a decline in its price.

Foreign Exposure Risk.  Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Liquidity Risk.  From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. As a result, the Fund may experience difficulty satisfying redemption requests.

Securities Selection Risk.  Securities selected by the Manager or a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them.

U.S. Government Securities Risk.  A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

Government-Sponsored Enterprises Risk.  Securities held by the Fund that are issued by government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

High Portfolio Turnover Risk.  Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase a Fund’s transaction costs and possibly have a negative impact on performance. Frequent trading by a Fund could also result in increased short-term capital gain distributions to shareholders, which are taxable as ordinary income.

Market Events.  Turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year.  The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Intermediate Investment Grade Index, a composite of mutual funds comparable to the Fund.  In the chart and table below performance results before March 1, 2009 are for the Institutional Class.  Performance shown in the chart and tables below reflects the Fund’s one-time receipt in December 2006 of class action settlement proceeds that were related to investment activity in 2002. The Fund’s performance for all periods that include December 2006 was significantly higher than it would have been absent receipt of the settlement proceeds.

The Fund began offering C Class shares on September 1, 2010. In the chart and table below, performance results are for the Investor Class of the Fund, which would have similar annual returns to C Class shares because the shares are invested in the same portfolio of securities.  However, because the Investor Class had lower expenses, its performance was better than the C Class shares of the Fund would have realized had they existed during the same time period.  You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future

Sales charges are not reflected in the bar chart and table below. If those charges were included, returns would be less than those shown.

Prospectus	39	Summary

Calendar year total returns for Investor Class shares

The Fund’s calendar year-to-date total return as of June 30, 2010 was 4.80% .

Highest Quarterly Return:	4.91%
(1/1/00 through 12/31/09)	(4th Quarter 2008)
Lowest Quarterly Return:	–2.75%
(1/1/00 through 12/31/09)	(2nd Quarter 2004)

	Average Annual Total Returns(1) For the periods ended December 31, 2009
	Inception Date of Class	1 Year	5 Years	10 Years
Investor Class	3/1/2009
Return Before Taxes		6.78%	5.20%	6.17%
Return After Taxes on Distributions1		5.35%	3.55%	4.30%
Return After Taxes on Distributions and Sale of Fund Shares		4.38%	3.46%	4.16%

Indices (reflects no deduction for fees, expenses or taxes)	1 Year	5 Years	10 Years
Barclays Capital US Aggregate Bond Index (formerly Lehman Brothers Aggregate Index)	5.93%	4.97%	6.33%
Lipper Intermediate Investment Grade Index	14.30%	4.18%	5.74%

(1)  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Management

The Manager.  The Fund has retained American Beacon Advisors, Inc. to serve as its Manager.

Sub-Advisors. The Fund's assets are currently allocated among the Manager and one investment sub-advisor, Barrow, Hanley, Mewhinney & Strauss, LLC.

➢	Barrow, Hanley, Mewhinney & Strauss, LLC

Portfolio Managers

American Beacon Advisors, Inc.
William F. Quinn Executive Chairman	Since Fund Inception (1997)
Wyatt L. Crumpler Vice President, Asset Management	Since 2007
Adriana R. Posada Sr. Portfolio Manager	Since 1998
Michael W. Fields Vice President of Fixed Income	Since Fund Inception (1997)
Patrick A. Sporl Sr. Portfolio Manager	Since 1999
Gyeong Kim Portfolio Manager	Since 2002
Barrow, Hanley, Mewhinney & Strauss, LLC
John S. Williams Portfolio Manager	Since Fund Inception (1997)
David H. Hardin Portfolio Manager	Since Fund Inception (1997)
J. Scott McDonald Portfolio Manager	Since Fund Inception (1997)
Mark C. Luchsinger Portfolio Manager	Since Fund Inception (1997)
Deborah A. Petruzzelli Portfolio Manager	Since 2002

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange C Class shares through your financial intermediary, or by calling 1-800-658-5811, by writing to the Fund at P.O. Box 219643, Kansas City, MO 64121, or visiting www.americanbeaconfunds.com.  The minimum initial purchase into the Fund is $2,500 for C Class shares.  The minimum subsequent investment is $50 if the investment is made by ACH, check or exchange and $500 if the investment is made by wire.

Tax Information

Dividends and capital gain distributions you receive from

Prospectus	40	Summary

the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or the Manager may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment.  Ask your individual financial adviser or visit your financial intermediary’s website for more information.

Prospectus	41	Summary

American Beacon Short-Term Bond FundSM

Investment Objective

The Fund’s investment objective is income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge load)1 ( as a percentage of the lower of original offering price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.20%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.63%
Acquired Fund Fees and Expenses	0.00%
Total annual fund operating expenses	1.83%
Expense Reimbursement	0.23%
Total annual fund operating expenses after expense waiver/reimbursement2	1.60%
____________

(1)	The CDSC is eliminated 12 months after purchase.
(2)
The Manager has contractually agreed to waive and/or reimburse C Class shares of the Fund for Distribution Fees and Other Expenses through September 1 , 2011 to the extent that Total Annual Fund Operating Expenses exceed 1.60%.  The contractual expense arrangement can be changed by approval of a majority of the Fund’s Board of Trustees.  The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
C Class	$263	$553	$969	$2,129

Assuming no redemption of shares:

	1 year	3 years	5 years	10 years
C Class	$163	$553	$969	$2,129

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in

Prospectus	42	Summary

higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 140% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations of the U.S. Government, its agencies and instrumentalities, including U.S. Government-sponsored enterprises, (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances and other notes.  These types of obligations are commonly referred to as fixed income securities or bonds. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

Currently, the Manager is the sole investment advisor to the Fund.   In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

•	Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.
•
Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

•	Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.
•	Select specific debt securities within each security type.
•	Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

The Fund will only buy debt securities that are investment grade at the time of purchase.  Under normal circumstances, the Fund seeks to maintain a duration of one to three years.  A duration of “one year” means that a security’s price would be expected to decrease by approximately 1% with a 1% increase in interest rates.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

Interest Rate Risk.  The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk.  Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares.  The Fund’s portfolio is subject to the risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to purchase and sell the debt securities.

Credit Risk.  The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down.

Prepayment and Extension Risk.  The Fund’s investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond’s maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security’s effective maturity and a decline in its price.

Foreign Exposure Risk.  Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Liquidity Risk.  From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. As a result, the Fund may experience difficulty satisfying redemption requests.

Securities Selection Risk.  Securities selected by the Manager or a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s

Prospectus	43	Summary

underperformance compared to other funds with similar investment objectives.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them.

U.S. Government Securities Risk.  A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

Government-Sponsored Enterprises Risk.  Securities held by the Fund that are issued by government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

High Portfolio Turnover Risk.  Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase a Fund’s transaction costs and possibly have a negative impact on performance. Frequent trading by a Fund could also result in increased short-term capital gain distributions to shareholders, which are taxable as ordinary income.

Market Events.  Turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year.  The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Short Investment Grade Bond Funds Index, a composite of mutual funds comparable to the Fund.  Performance shown in the chart and tables below reflects the Fund’s one-time receipt in December 2006 of class action settlement proceeds that were related to investment activity in 2002. The Fund’s performance for all periods that include December 2006 was significantly higher than it would have been absent receipt of the settlement proceeds.

The Fund began offering C Class shares on September 1, 2010. In the chart and table below, performance results are for the Investor Class of the Fund, which would have similar annual returns to C Class shares because the shares are invested in the same portfolio of securities.  However, because the Investor Class had lower expenses, its performance was better than the C Class shares of the Fund would have realized had they existed during the same time period.  You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Sales charges are not reflected in the bar chart and table below.  If those charges were included, returns would be less than those shown.

Calendar year total returns for Investor Class shares

The Fund’s calendar year-to-date total return as of June 30, 2010 was 1.57%.

Highest Quarterly Return:	3.21%
(1/1/00 through 12/31/09)	(3rd Quarter 2001)
Lowest Quarterly Return:	–1.31%
(1/1/00 through 12/31/09)	(3rd Quarter 2008)

	Average Annual Total Returns(1) For the periods ended December 31, 2009
	Inception Date of Class	1 Year	5 Years	10 Years
Investor Class	8/1/1994
Return Before Taxes		4.85%	3.57%	4.16%
Return After Taxes on Distributions1		3.71%	2.15%	2.45%
Return After Taxes on Distributions and Sale of Fund Shares		3.14%	2.21%	2.51%

Indices (reflects no deduction for fees, expenses or taxes)	1 Year	5 Years	10 Years
BofA Merrill Lynch 1-3 Yr Gov./Corp. Index	3.83%	4.27%	4.80%
Lipper Short Investment Grade Bond Funds Index	10.26%	3.20%	3.92%

(1)  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period.  This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Prospectus	44	Summary

Management

The Manager.  The Fund has retained American Beacon Advisors, Inc. to serve as its Manager.  The Manager has managed the Fund since March 1987.

Portfolio Managers.

American Beacon Advisors, Inc.
Michael W. Fields Vice President of Fixed Income Investments	Since Fund Inception (1987)
Patrick A. Sporl Sr. Portfolio Manager	Since 1999
Gyeong Kim Portfolio Manager	Since 2002

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange C Class shares through your financial intermediary, or by calling 1-800-658-5811, by writing to the Fund at P.O. Box 219643, Kansas City, MO 64121, or visiting www.americanbeaconfunds.com.  The minimum initial purchase into the Fund is $2,500 for C Class shares.  The minimum subsequent investment is $50 if the investment is made by ACH, check or exchange and $500 if the investment is made by wire.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or the Manager may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment.  Ask your individual financial adviser or visit your financial intermediary’s website for more information.

Prospectus	45	Summary

American Beacon Treasury Inflation Protected Securities FundSM

Investment Objective

The Fund’s investment objective is inflation protection and income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge load1 ( as a percentage of the lower of original offering price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.11%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.50%
Acquired Fund Fees and Expenses	0.00%
Total annual fund operating expenses	1.61%
____________

(1)	The CDSC is eliminated 12 months after purchase.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
C Class	$264	$508	$876	$1,911

Assuming no redemption of shares:

	1 year	3 years	5 years	10 years
C Class	$164	$508	$876	$1,911

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 180% of the average value of its portfolio.

Principal Investment Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in inflation-indexed debt securities issued by the

Prospectus	46	Summary

U.S. Treasury Department and backed by the full faith and credit of the U.S. Government. Up to 20% of the Fund’s assets may be invested in the Short Term Investment Fund, which has been selected by American Beacon for this purpose. Under normal circumstances, the Fund’s dollar-weighted average maturity is expected to be between three and twenty years.

Inflation-indexed securities, also known as inflation-protected securities, are fixed income instruments structured such that their interest and/or principal payments are adjusted in order to provide a total return exceeding inflation over the long term.

The Manager allocates the assets of the Fund among different sub-advisors.  The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. The Fund’s assets are currently allocated among two sub-advisors.

One sub-advisor uses strategic (top-down) and tactical (bottom-up) analyses to determine a strategy whose goal is to outperform the Fund’s benchmark. The other sub-advisor's investment process combines top down cyclical macroeconomic analysis with bottom-up relative value analysis. The sub-advisor’s top-down research contributes 60%-70% of the value added and drives duration and yield curve strategies. The remaining 30%-40% of the value added is generated by the sub-advisor’s bottom-up issue selection focusing on the issue’s theoretical fair value, seasonality impacts and supply/demand.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

Interest Rate Risk.  The Fund is subject to the risk that the market value of the securities it holds will decline due to rising interest rates. When interest rates rise, the prices of most fixed income securities go down. Although the inflation-indexed securities held by the Fund are protected against loss in principal value due to inflation, their prices will be affected by fluctuations in real interest rates. The price of a fixed income security is also affected by its maturity. Securities with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk.  Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares.  The Fund’s portfolio is subject to the risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to purchase and sell the debt securities.

Credit Risk.  The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down.

Income Risk.  Because the interest and/or principal payments on an inflation-indexed security are adjusted periodically for changes in inflation, the income distributed by the Fund may be irregular. To achieve a total return greater than the rate of inflation over the long term, the portion of the Fund’s distributions attributable to inflation adjustments must be reinvested in additional Fund shares.

Deflation Risk.  In a period of sustained deflation, the inflation-indexed securities held by the Fund may not pay any income.  Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-indexed securities it issues, other issuers may not offer the same guarantee. As a result, the Fund may suffer a loss during periods of sustained deflation.

Derivatives Risk.  The Fund may use derivatives, including options and futures contracts.  Such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.  The use of derivatives may expose the Fund to additional risks that it would not be subject to if they invested directly in the securities underlying those derivatives.  Derivatives transactions may result in larger losses or smaller gains than otherwise would be the case.

Foreign Investing Risk.  Investing in foreign securities carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

Securities Selection Risk.  Securities selected by a sub-advisor for the Fund may not perform to expectations. This

Prospectus	47	Summary

could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them.

U.S. Government Securities Risk.  A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

Government-Sponsored Enterprises Risk.  Securities held by the Fund that are issued by government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

Market Events.  Turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year.  The table shows how the Fund’s performance compares to a broad-based market index and the Lipper Treasury Inflation-Protected Securities (TIPS) Funds Index, a composite of mutual funds comparable to the Fund.  In the chart and table below performance results before March 1, 2009 are for the Institutional Class.

The Fund began offering C Class shares on September 1, 2010. In the chart and table below, performance results are for the Investor Class of the Fund, which would have similar annual returns to C Class shares because the shares are invested in the same portfolio of securities.  However, because the Investor Class had lower expenses, its performance was better than the C Class shares of the Fund would have realized had they existed during the same time period.  You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Sales charges are not reflected in the bar chart and table below.  If those charges were included, returns would be less than those shown.

Calendar year total returns for Investor Class shares

The Fund’s calendar year-to-date total return as of June 30, 2010 was 2.86%.

Highest Quarterly Return:	5.70%
(1/1/05 through 12/31/09)	(1st Quarter 2008)
Lowest Quarterly Return:	–4.82%
(1/1/05 through 12/31/09)	(4th Quarter 2008)

	Average Annual Total Returns(1) For the periods ended December 31, 2009
	Inception Date of Class	1 Year	5 Years	Since Inception
Investor Class	3/1/2009
Return Before Taxes		10.64%	4.40%	4.72%
Return After Taxes on Distributions1		10.46%	2.85%	3.16%
Return After Taxes on Distributions and Sale of Fund Shares		6.92%	2.84%	3.11%

Indices (reflects no deduction for fees, expenses or taxes)	1 Year	5 Years	Since Inception
Barclays Capital 1-10 Yr. U.S. TIPS Index	12.02%	4.74%	5.21%
Lipper TIPS Funds Index	11.75%	3.99%	4.88%

(1)  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Prospectus	48	Summary

Management

The Manager.  The Fund has retained American Beacon Advisors, Inc. to serve as its Manager.

Sub-Advisors.

➢	NISA Investment Advisors, LLC
➢	Standish Mellon Asset Management Company LLC

Portfolio Managers.

American Beacon Advisors, Inc.
William F. Quinn Executive Chairman	Since Fund Inception (2004)
Wyatt L. Crumpler Vice President, Asset Management	Since 2007
Kirk L. Brown Sr. Portfolio Manager	Since Fund Inception (2004)
NISA Investment Advisors, LLC.
Dr. Jess Yawitz Chairman, CEO	Since Fund Inception (2004)
Dr. William Marshall President	Since Fund Inception (2004)
Anthony Pope Director (Fixed Income), Investment Officer	Since Fund Inception (2004)
Standish Mellon Asset Management Company LLC
Robert Bayston Director, Sr. Portfolio Manager	Since 2009

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange C Class shares through your financial intermediary, or by calling 1-800-658-5811, by writing to the Fund at P.O. Box 219643, Kansas City, MO 64121, or visiting www.americanbeaconfunds.com.  The minimum initial purchase into the Fund is $2,500 for C Class shares.  The minimum subsequent investment is $50 if the investment is made by check or exchange and $500 if the investment is made by wire.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or the Manager may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment.  Ask your individual financial adviser or visit your financial intermediary’s website for more information.

Prospectus	49	Summary

American Beacon Global Real Estate FundSM

Investment Objective

The Fund’s investment objective is high total return through a combination of current income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	C Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge load1 (as a percentage of the lower of original offering price or redemption proceeds)	1.00%	None
Redemption fee (as a percentage of amount redeemed; applies to the proceeds of shares redeemed within 90 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.55%	0.55%
Distribution and/or service (12b-1) fees	1.00%	0.00%
Other expenses	0.87%	0.62%
Total annual fund operating expenses	2.42%	1.17%
Expense Reimbursement	0.12%	0.00%
Total annual fund operating expenses after expense waiver/reimbursement2	2.30%	1.17%
____________

(1)	The CDSC is eliminated 12 months after purchase.
(2)
The Manager has contractually agreed to waive and/or reimburse C Class shares of the Fund for Distribution Fees and Other Expenses, as applicable, through September 1, 2011 to the extent that Total Annual Fund Operating Expenses exceed 2.30%.  The contractual expense arrangement can be changed by approval of a majority of the Fund’s Board of Trustees.  The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
C Class	$333	$743	$1,280	$2,747
Institutional Class	$119	$372	$644	$1420

Prospectus	50	Summary

Assuming no redemption of shares:

	1 year	3 years	5 years	10 years
C Class	$233	$743	$1,280	$2,747
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund has commenced operations on March 1, 2010.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity and equity related securities issued by real estate and real estate-related companies.  The Fund considers a company to be a real estate or real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, development, management, sale or financing of residential, commercial or industrial real estate.  Such companies include real estate investment trusts (REITs) and real estate operating companies (REOCs).

The securities in which the Fund invests will principally include common stock, preferred stock, and convertible debt issued by real estate and real estate-related companies located primarily in North America, Europe, and the Asia Pacific region.  The Fund focuses on equity securities traded on major exchanges in the following sub-regions: United States, Canada, United Kingdom, Continental Europe, Japan, Hong Kong, Singapore, and Australia/New Zealand. The number of sub-regions may be expanded in the future.

Under normal market conditions, the Fund will invest significantly (at least 40%, unless market conditions are not deemed favorable by the investment adviser, in which case the Fund would invest at least 30%) in equity securities issued by real estate and real estate-related companies organized or located outside the United States.  The Fund will allocate its assets among no less than three different countries. The Fund may invest up to 15% of its total assets in equity securities that are traded on the major stock exchanges located in emerging markets.

The Fund may invest in securities of small-, mid- and large-sized real estate or real estate-related companies. The Fund seeks to limit risk through various controls, such as diversifying the portfolio property types and geographic areas as well as by limiting the size of any one holding. The Fund will limit the maximum holding of the issued capital of any individual company to no more than 10% of the Fund’s assets.

The Manager may allocate the assets of the Fund among different sub-advisors.  The Fund’s assets are currently allocated to one investment sub-advisor.

The Fund’s portfolio is constructed with return and risk characteristics similar to the FTSE EPRA/NAREIT Developed Index (the “Index”). The Benchmark Index is designed to track the performance of listed real estate companies and REITs worldwide.

The Sub-Advisor uses fundamental real estate analysis and quantitative securities analysis to select investments in REITs, REOCs and other real estate and real estate-related companies that the Sub-Advisor believes are attractively valued relative to comparable real estate and real estate-related companies.  The Sub-Advisor will seek to identify real estate and real estate-related securities that are deemed to be under-valued relative to other permissible investment opportunities.  The Sub-Advisor utilizes its proprietary global allocation model, the Sub-Regional Ranking Matrix, along with its proprietary global valuation model, VISTA, to seek to determine those global sub-regions, countries and companies that the Sub-Advisor believes offer stronger relative risk-adjusted returns over the medium term.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

Market Risk .  Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks of a particular country will decline due to drops in that country’s stock market. In general, the value of the Fund will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions of that country.

Prospectus	51	Summary

Foreign Investing Risk.  Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) the possibility of expropriation or confiscatory taxation, limitations on the removal of cash assets, and difficulty in obtaining or enforcing court judgments and (8) delays in transaction settlement in some foreign markets.

Emerging Markets Risk.  Numerous emerging market countries have experienced serious, and frequently continuing, economic and political problems.  Emerging market countries have experienced substantial rates of inflation and, in some cases, related currency devaluations.  Stock markets in many emerging market countries generally are relatively small and present risks associated with political or social instability and diplomatic developments, low liquidity, high trading costs, restrictions imposed under emergency conditions, and the limited ability to invest in listed companies and, importantly, withdraw assets from them.

Risks of Concentrating in the Real Estate Industry.  Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments.  Investing in securities issued by real estate and real estate-related companies may subject the Fund to risks associated with the direct ownership of real estate.  Changes in interest rates, debt leverage ratios, debt maturity schedules, and the availability of credit to real estate companies may also affect the value of the Fund’s investment in real estate securities.  Real estate securities are dependent upon specialized management skills at the operating company level, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of properties.  Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers.  The real estate industry tends to be cyclical.  Such cycles may adversely affect the value of the Fund’s portfolio.  The Fund will indirectly bear a proportionate share of a REIT’s ongoing operating fees and expense.  In addition, U.S.-qualified REITs are subject to the possibility of failing to a) qualify for tax-free pass-through of income under the Internal Revenue Code (“IRC”) and b) maintain exemption eligibility from the investment company registration requirements.

Small and Medium Capitalization Companies Risk.  Investing in the securities of small and medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since small and medium-sized companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Market Timing Risk.  Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund’s determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities.

Securities Selection Risk.  Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Investment Risks.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Market Events.  Turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year.  The table shows how the Fund’s performance compares to the MSCI World Index, which is the Fund’s primary benchmark.  The table also shows how the Fund’s returns compare to the FTSE EPRA/NAREIT Developed Index, which tracks the performance of listed real estate companies and REITs worldwide.  The Lipper Global Real Estate Funds Index shows how the Fund’s performance compares to a composite of mutual funds with similar

Prospectus	52	Summary

investment objectives.

The Fund began offering C Class and Institutional Class shares on September 1, 2010. In the chart and table below, performance results are for the Investor Class of the Fund, which would have similar annual returns to C Class and Institutional Class shares because the shares are invested in the same portfolio of securities.  The Institutional Class shares of the Fund would have realized different returns than the returns of the Investor Class shares had they existing during the time periods shown below because the expenses of the Investor Class are different from the expenses of the Institutional Class . The Investor Class of the Fund has adopted the performance history and financial statements of the Class A shares of the Fund's predecessor.    You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Sales charges are not reflected in the bar chart and table below. If those charges were included, returns would be less than those shown.

Calendar year total returns for Investor Class shares

The Fund’s calendar year-to-date total return as of June 30, 2010 was -5.71%.

Highest Quarterly Return:	36.15%
(1/1/08 through 12/31/09)	2nd Quarter 2009
Lowest Quarterly Return:	-29.56%
(1/1/08 through 12/31/09)	4th Quarter 2008

		Average Annual Total Returns(1) For the periods ended December 31, 2009
Investor Class	Inception Date of Class	1Year	Since Inception
Return Before Taxes	3/1/2010	37.77%	-17.99%
Return After Taxes on Distributions1		36.07%	-18.76%
Return After Taxes on Distributions and Sale of Fund Shares		24.43%	-15.43%

Indices (reflects no deductions for fees, expenses or taxes)	1 Year	Since Inception
MSCI World Index	29.99%	-13.27%
FTSE EPRA/NAREIT Developed Index	38.26%	-18.42%
Lipper Global Real Estate Funds Index	35.93%	-17.34%

(1)  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Prospectus	53	Summary

Management

The Manager.  The Fund has retained American Beacon Advisors, Inc. to serve as its Manager.

Sub-Advisor.

➢	CB Richard Ellis Global Real Estate Securities, LLC
Portfolio Managers.
American Beacon Advisors, Inc.
William F. Quinn Executive Chairman	Since Fund Inception (2010)
Wyatt Crumpler Vice President, Asset Management	Since Fund Inception (2010)
Kirk L. Brown Sr. Portfolio Manager	Since Fund Inception (2010)
CB Richard Ellis Global Real Estate Securities, LLC
Jeremy Anagnos Portfolio Manager/Co-Chief Investment Officer	Since Fund Inception (2010)
Steve Carroll Portfolio Manager/Co-Chief Investment Officer	Since Fund Inception (2010)
William Morrill Portfolio Manager/Managing Director	Since Fund Inception (2010)

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange C Class and Institutional Class shares through your financial intermediary, by calling 1-800-658-5811, by writing to the Fund at P.O. Box 219643, Kansas City, MO 64121, or visiting www.americanbeaconfunds.com.  You may also purchase, redeem or exchange shares of all classes offered in this prospectus through a broker-dealer or other financial intermediary.  The minimum initial purchase into the Fund is $2,500 for C Class and  $250,000 for Institutional Class shares.  The minimum subsequent investment by wire is $500 for C class shares.  No minimums apply to subsequent investments by wire for Institutional Class  shares.  For both classes, the minimum subsequent investment is $50 if the investment is made by ACH, check or exchange.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or the Manager may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment.  Ask your individual financial adviser or visit your financial intermediary’s website for more information.

Prospectus	54	Summary

American Beacon Zebra Large Cap Equity FundSM

Investment Objective

The Fund’s investment objective is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge load1 (as a percentage of the lower of original offering price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.40%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	1.13%
Total annual fund operating expenses	2.53%
Expense Waiver and Reimbursement	0.49%
Total fund operating expenses after expense waiver and reimbursement2	2.04%
___________
(1)	The CDSC is eliminated 12 months after purchase.

(2)
The Manager has contractually agreed to waive and/or reimburse the C Class of the Fund for Distribution Fees and Other Expenses, as applicable, through September 1, 2011 to the extent that Total Annual Fund Operating Expenses exceed 2.24% for the C Class.  The contractual expense arrangement can be changed by approval of a majority of the Fund’s Board of Trustees.  The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Prospectus	55	Summary

	1 year	3 years
C Class	$307	$741

Assuming no redemption of shares:

	1 year	3 years
C Class	$207	$741
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund commenced operations on June 1, 2010.

Principal Investment Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies.   These companies have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Index at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of June 30, 2010, the market capitalizations of the companies in the Russell 1000 Index ranged from $968 million to $290.9 billion

The Fund’s subadviser, Zebra Capital Management, LLC (“Zebra”), seeks to capture a liquidity premium among fundamentally strong, publicly-traded equities.  A liquidity premium is the additional return that may be realized on the sales of securities that are less liquid at the time of purchase.  A liquidity premium may exist in public equity markets, as more liquid stocks tend to be priced at a premium, while less liquid stocks are priced at a discount, thus having higher expected appreciation.   Despite producing similar levels of earnings and cash flows, these less liquid stocks can often be purchased at lower prices, offering higher expected appreciation.  Frequently, a fundamentally-sound stock is less traded because it has temporarily fallen out of favor.  Over time, the market may recognize the inherent value of the stock again, where the Fund would stand to benefit from the liquidity premium as the stock’s trading activity and price rise.

Zebra chooses the securities that comprise the Fund’s portfolio first by identifying stocks with strong fundamentals (i.e. earnings, book value, cash flows) that Zebra believes are undervalued in the market relative to their long term appreciation potential.  Zebra then applies the liquidity premium analysis to identify the stocks that trade less frequently than stocks with comparable fundamentals.

Stocks are typically sold when fundamentals deteriorate, trading activity increases relative to changes in a stock’s fundamentals, or Zebra believes there are greater opportunities to capture liquidity premium in other stocks.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

Market Risk.   Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Foreign Investing Risk.  Investing in the securities of foreign companies and American Depository Receipts (“ADRs”), to a lesser extent, carry potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Liquidity Risk.  From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices.  If the Fund is forced to sell such securities to meet redemption requests or other cash needs, the Fund may not realize the liquidity premium or have to sell at a loss.

Value Stocks Risk.  Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the

Prospectus	56	Summary

Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Securities Selection Risk.   Securities selected by the sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Market Events.  Turbulence in financial markets and reduced liquidity in credit and fixed-income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Fund Performance

Performance information for the Fund is not provided because the Fund commenced operations on June 1, 2010.

Management

The Manager.  The Fund has retained American Beacon Advisors, Inc. to serve as its Manager.

Sub-Advisor.

➢	Zebra Capital Management, LLC

Portfolio Managers

American Beacon Advisors, Inc.
William F. Quinn Executive Chairman	Since Fund Inception (2010)
Wyatt L. Crumpler Vice President, Asset Management	Since Fund Inception (2010)
Adriana R. Posada Sr. Portfolio Manager	Since Fund Inception (2010)
Zebra Capital Management , LLC
Roger Ibbotson, Ph.D. Chief Investment Officer	Since Fund Inception (2010)
Zhiwu Chen, Ph.D. Chief Research Officer	Since Fund Inception (2010)

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange C Class shares directly from the Fund by calling 1-800-658-5811, writing to the Fund at P.O. Box 219643, Kansas City, MO 64121, or visiting www.americanbeaconfunds.com.  The minimum initial purchase into the Fund is $2,500 for C Class shares.  The minimum subsequent investment by wire is $500 for C Class shares.  The minimum subsequent investment is $50 if the investment is made by ACH, check or exchange.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or the Manager may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment.  Ask your individual financial adviser or visit your financial intermediary’s website for more information.

Prospectus	57	Summary

American Beacon Zebra Small Cap Equity FundSM

Investment Objective

The Fund’s investment objective is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge load1 (as a percentage of the lower of original offering price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.60%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	1.13%
Total annual fund operating expenses	2.73%
Expense Waiver and Reimbursement	0.49%
Total fund operating expenses after expense waiver and reimbursement2	2.24%
___________
(1)	The CDSC is eliminated 12 months after purchase.
(2)
The Manager has contractually agreed to waive and/or reimburse the C Class of the Fund for Distribution Fees and Other Expenses, as applicable, through September 1, 2011 to the extent that Total Annual Fund Operating Expenses exceed 2.04% for the C Class.  The contractual expense arrangement can be changed by approval of a majority of the Fund’s Board of Trustees.   The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
C Class	$327	$801

Prospectus	58	Summary

Assuming no redemption of shares:

	1 year	3 years
C	$227	$801

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund commenced operations on June 1, 2010.

Principal Investment Strategies

Ordinarily, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of small market capitalization U.S. companies. These companies have market capitalizations similar to the market capitalizations of the companies in the Russell 2000® Index at the time of investment. The Russell 2000 Index is comprised of the 2000 companies at the bottom of the Russell 3000® Index based on total market capitalization. As of June 30, 2010, the market capitalizations of the companies in the Russell 2000 Index ranged from $39 million to $2.5 billion.

The Fund’s sub-adviser, Zebra Capital Management, LLC (“Zebra”), seeks to capture a liquidity premium among fundamentally strong, publicly-traded equities.  A liquidity premium is the additional return that may be realized on the sales of securities that are less liquid at the time of purchase.  A liquidity premium may exist in public equity markets, as more liquid stocks tend to be priced at a premium, while less liquid stocks are priced at a discount, thus having higher expected appreciation.  Despite producing similar levels of earnings and cash flows, these less liquid stocks can often be purchased at lower prices, offering higher expected appreciation.  Frequently, a fundamentally-sound stock is less traded because it has temporarily fallen out of favor.  Over time, the market may recognize the inherent value of the stock again, where the Fund would stand to benefit from the liquidity premium as the stock’s trading activity and price rise.

Zebra chooses the securities that comprise the Fund’s portfolio first by identifying stocks with strong fundamentals (i.e. earnings, book value, cash flows) that Zebra believes are undervalued in the market relative to their long term appreciation potential.  Zebra then applies the liquidity premium analysis to identify the stocks that trade less frequently than stocks with comparable fundamentals.

Stocks are typically sold when fundamentals deteriorate, trading activity increases relative to changes in a stock’s fundamentals, or Zebra believes there are greater opportunities to capture liquidity premium in other stocks.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

Market Risk .  Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Foreign Investing Risk.  Investing in the securities of foreign companies and ADRs carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Liquidity Risk.  From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices.  If the Fund is forced to sell such securities to meet redemption requests or other cash needs, the Fund may not realize the liquidity premium or have to sell at a loss.

Prospectus	59	Summary

Value Stocks Risk.  Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Small Capitalization Companies Risk. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since small-sized companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Securities Selection Risk.   Securities selected by a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Securities Lending Risk.  To the extent the Fund lends its securities, it may be subject to the following risk. Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Market Events.  Turbulence in financial markets and reduced liquidity in credit and fixed-income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Fund Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus.

Management

The Manager.  The Fund has retained American Beacon Advisors, Inc. to serve as its Manager.

Sub-Advisor.

➢	Zebra Capital Management, LLC

Portfolio Managers.

American Beacon Advisors, Inc.
William F. Quinn Executive Chairman	Since Fund Inception (2010)
Wyatt L. Crumpler Vice President, Asset Management	Since Fund Inception (2010)
Adriana R. Posada Sr. Portfolio Manager	Since Fund Inception (2010)
Zebra Capital Management , LLC
Roger Ibbotson, Ph.D. Chief Investment Officer	Since Fund Inception (2010)
Zhiwu Chen, Ph.D. Chief Research Officer	Since Fund Inception (2010)

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange C Class shares directly from the Fund by calling 1-800-658-5811, writing to the Fund at P.O. Box 219643, Kansas City, MO 64121, or visiting www.americanbeaconfunds.com.  The minimum initial purchase into the Fund is $2,500 for C Class shares.  The minimum subsequent investment by wire is $500 for C Class shares.  For the C class shares, the minimum subsequent investment is $50 if the investment is made by ACH, check or exchange.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or the Manager may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment.  Ask your

Prospectus	60	Summary

individual financial adviser or visit your financial intermediary’s website for more information.

Prospectus	61	Summary

Additional Information About the Funds

To help you better understand the Funds, this section provides a detailed discussion of the Funds’ investment policies, principal strategies and risks and performance benchmarks.  However, this prospectus does not describe all of a Fund’s investment practices.  For additional information, please see the Funds’ statement of additional information, which is available by contacting us by telephone at 1-800-658-5811, by U.S. mail at P.O. Box 219643, Kansas City, MO 64121-9643, by e-mail at american_beacon.funds@americanbeacon.com,  or visiting www.americanbeaconfunds.com.

Additional Information About Investment Policies and Strategies

Additional Information About Investment Policies

Investment Objective
With the exception of the Global Real Estate Fund, Zebra Large Cap Equity Fund and Zebra Small Cap Equity Fund, each Fund’s investment objective is “fundamental,” which means that it may be changed only with the approval of Fund shareholders.  The investment objectives of the Global Real Estate Fund, Zebra Large Cap Equity Fund and Zebra Small Cap Equity Fund are “non-fundamental” which means they may be changed by Board of Trustees without the approval of Fund shareholders.

80% Policy
Each Fund, other than the Balanced Fund and the Retirement Income and Appreciation Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name.  If a Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and this prospectus will be supplemented.

Temporary Defensive Policy
Under adverse market conditions, each Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that a Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Additional Information About the Multi-Manager Strategy

The Funds have retained American Beacon Advisors, Inc. (“Manager”) to serve as their Manager. The Manager allocates the assets of each Fund among different sub-advisors.  The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.  The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager;

•	develops the investment programs for each Fund,

•	selects and changes sub-advisors,

•	allocates assets among sub-advisors,

•	monitors the sub-advisors’ investment programs and results,

•	coordinates the investment activities of the sub-advisors to ensure compliance with regulatory restrictions,

•	oversees a Fund’s securities lending activities and actions taken by the securities lending agent to the extent applicable,

•
with the exception of the High Yield Bond and Treasury Inflation Protected Securities Funds, invests the portion of Fund assets that the sub-advisors determine should be allocated to high quality short-term debt obligations, and

•	manages directly the Short-Term Bond Fund and a portion of the assets of the Balanced Fund, the Retirement Income and Appreciation Fund, and the Intermediate Bond Fund.

With the exception of the Global Real Estate Fund, Short-Term Bond Fund, Zebra Large Cap Equity Fund and Zebra Small Cap Equity Fund, each Fund’s assets are currently allocated among one or more sub-advisors by the Manager.  The assets of the Retirement Income and Appreciation Fund and the Intermediate Bond Fund are allocated by the Manager between the Manager and one sub-advisor. The assets of the Balanced Fund are allocated by the Manager among the Manager and three sub-advisors. Each sub-advisor has discretion to purchase and sell securities for its segment of a Fund’s assets in accordance with the Fund’s objectives, policies, restrictions and more specific guidelines provided by the Manager.

Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified

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investment advisory agreements with existing or new sub-advisors without approval of a Fund’s shareholders, but subject to approval of the Funds’ Board of Trustees (“Board”). The prospectus will be supplemented if additional sub-advisors are retained or the contract with any existing sub-advisor is terminated.  Each Fund’s advisory arrangements are set forth below.

Balanced Fund
The Fund’s assets are allocated among the Manager and the following three investment sub-advisors:

•	Barrow, Hanley, Mewhinney & Strauss, LLC

•	Brandywine Global Investment Management, LLC

•	Hotchkis and Wiley Capital Management, LLC

Currently, approximately one-third of the Fund’s assets are allocated to Barrow, Hanley, Mewhinney & Strauss, LLC and another third to Brandywine Global Investment Management, LLC, who each decide the proportion of assets to invest in equity and fixed- income securities in accordance with the Fund’s guidelines.  The remaining third of the Fund’s assets are allocated between the Manager, who invests its allocation in fixed income securities and Hotchkis and Wiley Capital Management, LLC (“Hotchkis”), who invests its allocation in equity securities.  The allocation between the Manager and Hotchkis may be impacted by capacity constraints by Hotchkis and other considerations by the Manager.

Large Cap Value Fund
The Fund’s assets are allocated among four investment sub-advisors:

•	Barrow, Hanley, Mewhinney & Strauss, LLC

•	Brandywine Global Investment Management, LLC

•	Hotchkis and Wiley Capital Management, LLC

•	Metropolitan West Capital Management, LLC

Currently, a smaller portion of the Fund’s assets is allocated to Hotchkis and Wiley Capital Management, LLC (“Hotchkis”), than to the other sub-advisors because Hotchkis was closed to new investment by the Fund for a period of time.  The Manager intends to allocate all new assets, on an approximately equal basis, between Barrow, Hanley, Mewhinney & Strauss, LLC, Brandywine Global Investment Management, LLC and Metropolitan West Capital Management, LLC.  New assets will be allocated to Hotchkis as permitted by its capacity constraints and other considerations by the Manager.

Large Cap Growth Fund
The Manager allocates the Fund’s assets among two investment sub-advisors:

•	The Renaissance Group LLC

•	Winslow Capital Management, Inc.

Currently, the Fund’s assets are allocated among the sub-advisors generally on an equal basis.

Mid-Cap Value Fund
The Manager allocates the Fund’s assets among two investment sub-advisors:

•	Barrow, Hanley, Mewhinney & Strauss, LLC

•	Pzena Investment Management, LLC

Currently, the Fund’s assets are allocated among the sub-advisors generally on an equal basis.

Small Cap Value Fund
The Fund’s assets are allocated among seven investment sub-advisors:

•	Barrow, Hanley, Mewhinney & Strauss, LLC

•	Brandywine Global Investment Management, LLC

•	Dreman Value Management, LLC

Hotchkis and Wiley Capital Management, LLC

•	Metropolitan West Capital Management, LLC

•	Opus Capital Group, LLC

•	The Boston Company Asset Management, LLC

The Manager does not anticipate allocating any new assets to Barrow, Hanley, Mewhinney & Strauss, LLC or Hotchkis and Wiley Capital Management, LLC, as these sub-advisors have reached their capacity limit for small cap assets. The Manager intends to allocate new assets among Brandywine Global Investment Management, LLC, Opus Capital Group, LLC, The Boston Company Asset Management, LLC, Dreman Value Management, LLC and Metropolitan West Capital Management, LLC as permitted by their respective capacity

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commitments to the Fund and other considerations by the Manager.

International Equity Fund
The Fund’s assets are allocated among four investment sub-advisors:

•	Causeway Capital Management LLC

•	Lazard Asset Management LLC

•	Templeton Investment Counsel, LLC

•	The Boston Company Asset Management, LLC

Currently, the Fund’s assets are allocated among the sub-advisors generally on an equal basis.  The Manager does not anticipate allocating any new assets to Causeway Capital Management LLC, as it has closed its international value equity strategy to further investments by the Fund. The Manager intends to allocate all new assets among Lazard Asset Management LLC, Templeton Investment Counsel, LLC and The Boston Company Asset Management, LLC.

Emerging Markets Fund
The Manager allocates the Fund’s assets among two investment sub-advisors:

•	Morgan Stanley Investment Management Inc.

•	The Boston Company Asset Management, LLC

Currently, the Fund’s assets are allocated among the sub-advisors generally on an equal basis.

High Yield Bond Fund
The Manager currently allocates the Fund’s assets among two investment sub-advisors:

•	Franklin Advisers, Inc.

•	Logan Circle Partners, L.P.

Currently, the Fund’s assets are allocated among the sub-advisors generally on an equal basis.

Retirement Income and Appreciation Fund
The Manager allocates the Fund’s assets between itself and Calamos Advisors LLC (“Calamos”). The Manager makes investment decisions regarding the approximate 75% of the Fund allocated to investment grade fixed-income securities, while Calamos makes investment decisions regarding the remainder of Fund assets.

Intermediate Bond Fund
The Manager currently allocates the Fund’s assets, generally on an equal basis, between itself and Barrow, Hanley, Mewhinney & Strauss, LLC.

Short-Term Bond Fund
The Manager is the sole investment adviser to the Fund.

Treasury Inflation Protected Securities Fund
The Manager allocates the Fund’s assets among two investment sub-advisors:

•	NISA Investment Advisors, LLC

•	Standish Mellon Asset Management Company, LLC

Currently, the Fund’s assets are allocated among the sub-advisors generally on an equal basis.

Global Real Estate Fund
The Manager allocates all of the Fund’s assets to one investment sub-advisor, CB Richard Ellis Global Real Estate Securities, LLC.

Zebra Large Cap Equity Fund
The Manager allocates all of the Fund’s assets to one investment sub-advisor, Zebra Capital Management, LLC.

Zebra Small Cap Equity Fund
The Manager allocates all of the Fund’s assets to one investment sub-advisor, Zebra Capital Management, LLC.

Additional Information About Investments

This section provides more detailed information regarding securities the Funds may invest in as well as information regarding the Funds' strategy with respect to investment of cash balances.

Convertible Debt Securities
Convertible debt securities are debt securities that are exchangeable for equity securities of an issuer at a predetermined price.  Convertible debt securities may offer greater appreciation potential than non-convertible debt securities.  The sub-advisor for the Retirement Income and Appreciation Fund may establish a “synthetic” convertible debt security by combining separate securities that possess economic characteristics similar to a convertible security, i.e., fixed-income securities, which may be convertible or non-convertible securities, (“fixed-income component”), and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed

Prospectus	64	Additional Information About the Funds

income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

Depository Receipts
The Funds may invest in American Depository Receipts (“ADRs”) and European Depository Receipts (“EDRs”) or other similar instruments.  ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer.
EDRs are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs.  EDRs in bearer form, are designed for use in the European securities markets.  A Fund may invest in depository receipts in order to obtain exposure to foreign securities markets.

ADRs and EDRs may be issued as sponsored or unsponsored programs.  In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs or EDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program.  Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

Equity Securities
A Fund’s equity investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, U.S. dollar-denominated foreign stocks traded on U.S. exchanges, exchange traded funds (“ETFs”), real estate investment trusts (“REITs”) and initial public offerings (“IPOs”).

Options and Futures Contracts
The Global Real Estate Fund may write covered call options, buy put options, buy call options and write put options on particular securities or various indicies.  The Fund may also invest in futures contracts and options on futures contracts.  The Fund may make these investments for the purpose of protecting its assets (this is known as "hedging") or to generate income.

Fixed Income Securities
A Fund’s investments in debt securities may include: obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); U.S. corporate debt securities, such as notes and bonds; mortgage-backed securities; asset-backed securities; master-demand notes; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other notes; and other debt securities.  The Retirement Income and Appreciation Fund, Intermediate Bond Fund and Short-Term Bond Fund may also invest in medium-term notes, funding agreements and loan participation agreements.

Government-Sponsored Enterprises
A Fund may invest in debt obligations of U.S. Government sponsored enterprises, including but not limited to the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks (“FHLB”), and Federal Farm Credit Banks (“FFCB”). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury’s discretionary authority to purchase their securities.

High Yield Securities
High yield securities are debt obligations rated below investment grade (such as BB or lower by Standard & Poor’s Ratings Services and/or Ba or lower by Moody’s Investors Service, Inc.) or not rated, but considered by the Manager or an investment sub-advisor to be of similar quality. These types of securities are commonly referred to as “junk bonds.”

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Inflation-Indexed Securities
Each inflation-indexed security is tied to a particular inflation index, such as the Consumer Price Index in the U.S. or a comparable measure of inflation in a foreign country. As changes occur in the inflation rate, as represented by the designated index, the value of the security’s principal is adjusted by the same proportion. Interest payments are calculated by multiplying the security’s fixed coupon rate determined at issuance by the adjusted principal and dividing by the number of interest payments per year.

Investment Grade Securities
Investment grade securities that a Fund may purchase, either as part of its principal investment strategy or to implement its temporary defensive policy, include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two NRSROs rating that security (such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. A Fund, at the discretion of the Manager or the applicable sub-advisor, may retain a security that has been downgraded below the initial investment criteria.

Cash Management Investments
The Funds can invest cash balances in money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended, including mutual funds that are sponsored or advised by the Manager, and in futures contracts.  If the Fund invests in money market funds, shareholders will bear their proportionate share of the expenses, including, for example, advisory and administrative fees, of the money market funds in which the Fund invests.  Shareholders also would be exposed to the risks associated with money market funds and the portfolio investments of such money market funds, including that a money market fund's yield will be lower than the return that the Fund would have derived from other investments that would provide liquidity.

To gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs, the Balanced, Emerging Markets, International Equity, Large Cap Growth, Large Cap Value, Mid-Cap Value, Retirement Income and Appreciation, Small Cap Value, Zebra Large Cap Equity and Zebra Small Cap Equity Funds also may purchase and sell futures contracts that relate to securities in which they may invest directly and indices comprised of such securities.  A futures contact is a contract to purchase or sell a particular security, or the cash value of an index, at a specified future date at a price agreed upon when the contract is made.  Under such contracts, no delivery of the actual securities is required.  Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of a security or index at expiration, net of the variation margin that was previously paid.  The risks associated with the use of futures contracts include that there may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures contracts and that there may not be a liquidity secondary market for a futures contract.

Additional Information About Risks

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money. The following table identifies the principal risk factors of each Fund in light of their respective principal investment strategies. These risk factors are explained following the table.

Prospectus	66	Additional Information About the Funds

Risk	Balanced Fund	Large Cap Value Fund	Large Cap Growth Fund	Mid Cap Value Fund	Small Cap Value Fund	International Equity Fund	Emerging Markets Fund	High Yield Bond Fund	Retirement Income and Appreciation Fund	Intermediate Bond Fund	Short-Term Bond Fund	TIPS Fund	Global Real Estate Fund	Zebra Large Cap Equity Fund	Zebra Small Cap Equity Fund
Convertible Securities Risk									X
Credit Risk	X							X	X	X	X	X
Deflation Risk												X
Derivatives Risk						X	X		X			X
Emerging Markets Risk							X						X
Foreign Investing Risk	X	X	X	X	X	X	X	X				X	X	X	X
Foreign Exposure Risk									X	X	X
Government Sponsored Enterprise Risk	X								X	X	X	X
Growth Companies Risk			X
Hedging Risk								X
High Portfolio Turnover Risk			X					X		X	X
High Yield Securities Risk								X	X
Income Risk												X
Interest Rate Risk	X							X	X	X	X	X
Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X		X	X
Liquidity Risk	X							X	X	X	X			X	X
Market Events	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk (Fixed Income)	X							X	X	X	X	X
Market Risk (Stocks)	X	X	X	X	X	X	X						X	X	X
Market Timing Risk						X	X	X					X
Mid-Capitalization Companies Risk	X			X					X				X
Prepayment and Extension Risk	X								X	X	X
Options and Futures Contracts									X				X

Prospectus	67	Additional Information About the Funds

Risk	Balanced Fund	Large Cap Value Fund	Large Cap Growth Fund	Mid Cap Value Fund	Small Cap Value Fund	International Equity Fund	Emerging Markets Fund	High Yield Bond Fund	Retirement Income and Appreciation Fund	Intermediate Bond Fund	Short-Term Bond Fund	TIPS Fund	Global Real Estate Fund	Zebra Large Cap Equity Fund	Zebra Small Cap Equity Fund
Risks of Concentrating in the Real Estate Industry													X
Securities Lending Risk					X	X									X
Securities Selection Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Small Capitalization Companies Risk	X				X				X				X		X
U.S. Government Securities Risk	X								X	X	X	X
Value Stocks Risk	X	X		X	X	X								X	X

Convertible Securities Risk
The value of a convertible security (“convertible”) is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The investment value of a convertible is based on its yield and tends to decline as interest rates increase. The conversion value of a convertible is the market value that would be received if the convertible were converted to its underlying common stock. The conversion value will decrease as the price of the underlying common stock decreases. When conversion value is substantially below investment value, the convertible’s price tends to be influenced more by its yield, so changes in the price of the underlying common stock may not have as much of an impact. Conversely, the convertible’s price tends to be influenced more by the price of the underlying common stock when conversion value is comparable to or exceeds investment value. The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security, because a synthetic convertible is composed of two or more separate securities, each with its own market value.   Convertible securities may be subject to market risk, credit risk and interest rate risk.

Credit Risk
Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. Securities directly issued by the U.S. Treasury and certain agencies that are backed by the full faith and credit of the U.S. Government have relatively little credit risk, and other U.S. Government securities generally have lower credit risks, while securities issued by private issuers or certain foreign governments generally have greater credit risks. If an issuer fails to pay interest, a Fund's income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

Deflation Risk
In a period of sustained deflation, the inflation-indexed securities held by the Treasury Inflation Protected Securities Fund may not pay any income.  Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-indexed securities it issues, other issuers may not offer the same guarantee.  As a result, the Fund may suffer a loss during periods of sustained deflation.

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Derivatives Risk

A derivative refers to any financial investment whose value is derived, at least, in part, from the price of another security or a specified index, asset or rate.  The use of derivatives presents risks different from, and possibly greater than the risks associated with investing directly in traditional securities.  A Fund may use derivatives for hedging, and to create leverage.  Derivatives can be highly complex and their use within a management strategy can require specialized skills.  There can be no assurance that any strategy used will succeed. If a Fund’s portfolio manager incorrectly forecasts stock market values, the direction of interest rates or currency exchange rates in utilizing a specific derivatives strategy for the Fund, the Fund could lose money.  In addition, leverage can expose a Fund to greater risk and increase its costs. Gains or losses from positions in a derivative instrument may be much greater than the derivative’s original cost.

Emerging Markets Risk
When investing in emerging markets, the risks mentioned below of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than or in addition to investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures. In addition, there may be more volatile rates of return.

Foreign Investing Risk
Investments in foreign securities involve greater risks than investing in domestic securities. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

Foreign Exposure Risk
A Fund may purchase securities issued or supported by foreign entities including foreign banks and corporations.  Investing in these securities carries potential foreign exposure considerations, including but not limited to the risk of: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Government Sponsored Enterprises
Investments in government sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the Federal National Mortgage Association and the Federal Home Loan Banks; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, a Fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

Hedging Risk
Gains or losses from positions in hedging instruments, such as options, may be much greater than the instrument’s original cost. The counterparty may be unable to honor its financial obligation to a Fund. In addition, a sub-advisor may be unable to close the transaction at the time it would like or at the price it believes the security is currently worth.

High Portfolio Turnover Risk
Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase a Fund’s transaction costs and possibly have a negative impact on performance. Frequent trading by a Fund could also result in increased short-term capital gain distributions to shareholders, which are taxable as ordinary income.

Growth Companies Risk
Growth companies are expected to increase their earnings at a certain rate. When these expectations are

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not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities Risk
Investments in securities rated below investment grade, or “junk bonds”, generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. High-yield securities also may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

Income Risk
Because the interest and/or principal payments on an inflation-indexed security are adjusted periodically for changes in inflation, the income distributed by the TIPS Fund may be irregular. To achieve a total return greater than the rate of inflation over the long term, the portion of the Fund’s distributions attributable to inflation adjustments must be reinvested in additional Fund shares.

Interest Rate Risk
Investments in investment-grade and non-investment grade fixed-income securities are subject to interest rate risk. The value of a Fund’s fixed income investments typically will fall when interest rates rise. A Fund may be particularly sensitive to changes in interest rates if it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Yields of debt securities will fluctuate over time.

Investment Risk
An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of a Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in a Fund.

Liquidity Risk
From time to time, certain securities held by a Fund, including high yield debt securities, may have limited marketability.  This means that the Fund may experience difficulty selling these investments at favorable prices. If a Fund is forced to sell such securities to meet redemption requests, the Fund may have to sell at a loss..  In addition, the valuation of the Fund’s investments may become more difficult if objective market prices are unavailable.

Market Events
Turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which could affect the Funds.

Market Risk (Fixed Income)
Fixed-income market risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market. For example, in 2008, developments relating to subprime mortgages have adversely affected fixed-income markets worldwide. These developments reduced the willingness of some lenders to extend credit and have made it more difficult for borrowers to obtain financing. In addition, certain market participants have been less willing to make a market in some types of debt instruments. There is a risk that the lack of liquidity or other adverse credit market conditions may hamper a Fund’s ability to purchase and sell the debt securities.  Fixed income market risk also involves the possibility that the value of a Fund’s investments in high yield securities will decline due to drops in the overall high yield bond market.  Changes in the economic climate, investor perceptions and stock market volatility also can cause the prices of a Fund’s fixed income and high yield investments to decline regardless of the conditions of the issuers held by the Fund.

Market Risk (Stocks)
Stock market risk involves the possibility that the value of a Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of a Fund that invests principally in stocks will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.  These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move

Prospectus	70	Additional Information About the Funds

in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Market Timing Risk
Because of specific securities in which a Fund may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and, foreign securities.  The limited trading activity of some high yield securities may result in market prices that do not reflect the true market value of these securities.  A fund generally prices these foreign securities using their closing prices from the foreign markets in which they trade, typically prior to a fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before a fund prices its shares. In such instances, a fund may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in a fund to take advantage of any price differentials that may be reflected in the NAV of a Fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Mid-Capitalization Companies Risk
Investments in medium-capitalization companies generally involve greater risks and the possibility of greater price volatility than investments in larger, more established companies. Mid-cap companies often have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies. As a result, performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, mid-cap companies may have less market liquidity than large-cap companies, and they can be sensitive to changes in interest rates, borrowing costs and earnings.

Prepayment and Extension Risk
A Fund’s investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond’s maturity date.  If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate.  Conversely, a decrease in expected prepayments may result in the extension of a security’s effective maturity and a decline in its price.

Risks of Concentrating in the Real Estate Industry
The Global Real Estate Fund invests primarily in real estate and real estate-related companies and, therefore, adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments. Investing in securities issued by real estate and real estate-related companies may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding and space over-supply conditions, increased competition among competing real estate property owners and other risks related to local or general economic and business conditions, increases in operating costs and property taxes, changes in zoning laws, acts of terrorism and war, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rental rates and fluctuations in rental income due to lease terminations or expirations.

Changes in interest rates, debt leverage ratios, debt maturity schedules, and the availability of credit to real estate companies may also affect the value of the Fund’s investment in real estate securities. Rising interest rates may drive up mortgage and financing costs and hinder real estate construction activity, which may negatively impact the securities that the Fund owns. Real estate securities are dependent upon specialized management skills at the operating company level, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of properties.

Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers, including the issuer of the real estate security. The real estate industry tends to be cyclical. Such cycles may adversely affect the value of the Fund’s portfolio.

The Global Real Estate Fund will indirectly bear a proportionate share of a REIT’s on-going operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund. In addition, U.S.-qualified REITs are subject to the possibility of failing to (a) qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”) and (b) maintain exemption eligibility from the investment company registration requirements.

Securities Lending Risk
To the extent a Fund lends its securities, it may be subject to the following risk.  Borrowers of the Fund’s securities typically provide collateral in the form of

Prospectus	71	Additional Information About the Funds

cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions.

Securities Selection Risk
Securities selected by the Manager or a sub-advisor for a Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Small-Capitalization Companies Risk
Investments in small-capitalization companies generally involve greater risks and the possibility of greater price volatility than investments in larger capitalization and more established companies. Small-cap companies often have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies. As a result, performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, small-cap companies may have less market liquidity than larger capitalization companies, and they can be sensitive to changes in interest rates, borrowing costs and earnings.  Generally, the smaller the company size, the greater these risks.

U.S. Government Securities Risk
A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.  The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Value Stocks Risk
Investments in value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down.  This may result in the value stocks’ prices remaining undervalued for extended periods of time. While a Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier other stock funds as a trade-off for this potentially lower risk.  A Fund’s performance also may be affected adversely if value stocks become unpopular with or lose favor among investors.

Additional Information About Performance Benchmarks

In this prospectus, the annual total return of each Fund is compared to a broad-based market index and a composite of mutual funds comparable to the Fund compiled by Lipper, Inc. (“Lipper”).  Lipper is an independent mutual fund research and ranking service.  Set forth below is additional information regarding the index and composite to which each Fund’s performance is compared.

Balanced Fund
Market Index
The Fund’s performance is compared to the Russell 1000 Value Index and the Barclays Capital U.S. Aggregate Bond Index.  To reflect the Fund’s allocation of its assets between investment grade fixed-income securities and equity securities, the Fund’s performance is also compared to the Balanced Fund Composite, which combines the returns of the Russell 1000 Value Index and the Barclays Capital U.S. Aggregate Bond Index in a 60%/40% proportion.

•       Russell 1000 Value Index is a registered trademark of Frank Russell Company. The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

•       The Barclays Capital U.S. Aggregate Bond Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.

Mutual Fund Composite
The Fund’s performance also is compared to the Lipper Mixed-Asset Target Allocation Growth (MTAG) Funds Index, a composite of mutual funds comparable to the Fund.

•	The Lipper MTAG Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Growth Funds category.

Large Cap Value Fund
Market Index
The Fund’s performance is compared to the Russell 1000 Value Index

Prospectus	72	Additional Information About the Funds

•
Russell 1000 Value Index is a registered trademark of Frank Russell Company. The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Mutual Fund Composite
The Fund’s performance also is compared to the Lipper Large-Cap Value Funds Index, a composite of mutual funds comparable to the Fund.

•	The Lipper Large-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large-Cap Value Funds category.

Large Cap Growth Fund
Market Index
The Fund’s performance is compared to the Russell 1000 Growth Index

•
Russell 1000 Growth Index is a registered trademark of Frank Russell Company. The Russell 1000 Growth Index is an unmanaged index of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

Mutual Fund Composite
The Fund’s performance also is compared to the Lipper Large Cap Growth Funds Index, a composite of mutual funds comparable to the Fund.

•	The Lipper Large-Cap Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large-Cap Growth Funds category.

Mid-Cap Value Fund
Market Index
The Fund’s performance is compared to the Russell Midcap Value Index

•
The Russell Midcap Value Index is an unmanaged index of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000® Index. Russell Midcap Index, Russell Midcap Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company.

Mutual Fund Composite
The Fund’s performance also is compared to the Lipper Mid-Cap Value Funds Index, a composite of mutual funds comparable to the Fund.

•	The Lipper Mid-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds category.

Small Cap Value Fund
Market Index
The Fund’s performance is compared to the Russell 2000 Value Index.

•
The Russell 2000 Value Index is a registered trademark of Frank Russell Company. The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors.

Mutual Fund Composite
The Fund’s performance also is compared to the Lipper Small-Cap Value Funds Index, a composite of mutual funds comparable to the Fund.

•	The Lipper Small-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Value Funds category.

International Equity Fund
Market Index
The Fund’s performance is compared to the MSCI EAFE Index.

•	The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada.

Mutual Fund Composite
The Fund’s performance also is compared to the Lipper International Funds Index, a composite of mutual funds comparable to the Fund.

•	The Lipper International Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Funds category.

Prospectus	73	Additional Information About the Funds

Emerging Markets Fund

Market Index
The Fund’s performance is compared to the MSCI Emerging Markets Index.

•
The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.

Mutual Fund Composite
The Fund’s performance also is compared to the Lipper Emerging Funds Index, a composite of mutual funds comparable to the Fund.

•	The Lipper Emerging Markets Funds Index tracks the results of the 30 largest mutual funds in the Lipper Emerging Markets Funds category.

High-Yield Bond Fund
Market Index
The Fund’s performance is compared to the JPMorgan Global High-Yield Index.

•
The JPMorgan Global High-Yield Index (“JPMorgan Index”) is an unmanaged index of fixed income securities with a maximum credit rating of BB+ or Ba1. Issues must be publicly registered or issued under Rule 144A under the Securities Act of 1933, with a minimum issue size of $75 million (par amount). A maximum of two issues per issuer are included in the JPMorgan Index. Convertible bonds, preferred stock, and floating-rate bonds are excluded from the JPMorgan Index.

Mutual Fund Composite
The Fund’s performance also is compared to the Lipper High Current Yield Bond Funds Index, a composite of mutual funds comparable to the Fund.

•	The Lipper High Current Yield Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper High Current Yield Bond Funds category.

Retirement Income and Appreciation Fund
Market Index
The Fund’s performance is compared to the Barclays Capital U.S. Aggregate Bond Index, the Linked Barclays Capital U.S. Aggregate Bond Index and the BofA Merrill Lynch All U.S. Convertibles Index.  To reflect the Fund’s allocation of its assets between investment grade fixed-income securities and convertible securities, the Fund’s performance is also compared to the Retirement Income and Appreciation Composite which combines the returns of the Linked Barclays Capital U.S. Aggregate Bond Index and the BofA Merrill Lynch All U.S. Convertibles Index in a 75%/25% proportion.

•
The Barclays Capital U.S. Aggregate Bond Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.

•
The Linked Barclays Capital U.S. Aggregate Bond Index represents returns of the Barclays Capital U.S. Gov./Credit Intermediate Index (“Intermediate Index”) up to October 31, 2006 and the Barclays Capital U.S. Aggregate Bond Index (“Aggregate Index”) thereafter. The Intermediate Index is an unmanaged index of investment grade corporate and government debt issues with maturities between one and ten years. The Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.

•
The BofA Merrill Lynch All U.S. Convertibles Index is an unmanaged index of domestic securities of all quality grades that are convertible into U.S. dollar-denominated common stock, ADRs or cash equivalents.

Mutual Fund Composite
The Fund’s performance also is compared to the Lipper Intermediate Investment Grade Index, a composite of mutual funds comparable to the Fund.

•	The Lipper Intermediate Investment Grade Index tracks the results of the 30 largest mutual funds in the Lipper Intermediate Investment Grade Funds category.

Intermediate Bond Fund
Market Index
The Fund’s performance is compared to the Barclays Capital U.S. Aggregate Bond Index.

•	The Barclays Capital U.S. Aggregate Bond Index is a market value weighted performance benchmark for government, corporate, mortgage

74

backed and asset-backed fixed-rate debt securities of all maturities.

Mutual Fund Composite
The Fund’s performance also is compared to the Lipper Intermediate Investment Grade Index, a composite of mutual funds comparable to the Fund.

•	The Lipper Intermediate Investment Grade Index tracks the results of the 30 largest mutual funds in the Lipper Intermediate Investment Grade Funds category.

Short-Term Bond Fund
Market Index
The Fund’s performance is compared to the BofA Merrill Lynch 1-3 Year Gov./Corp. Index.

•	The BofA Merrill Lynch 1-3 Year Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years.

Mutual Fund Composite
The Fund’s performance also is compared to the Lipper Short Investment Grade Bond Funds Index, a composite of mutual funds comparable to the Fund.

•	The Lipper Short Investment Grade Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper Short Investment Grade Bond Funds category.

Treasury Inflation Protected Securities Fund
Market Index
The Fund’s performance is compared to the Barclays Capital 1-10 Year U.S. TIPS Index.

•	The Barclays Capital 1-10 Year U.S. TIPS Index is an unmanaged market index comprised of U.S. Treasury inflation-indexed securities with maturities between one and ten years.

Prospectus	75	Additional Information About the Funds

Mutual Fund Composite
The Fund’s performance also is compared to the Lipper TIPS Funds Index, a composite of mutual funds comparable to the Fund.

•	The Lipper TIPS Funds Index tracks the results of the 30 largest mutual funds in the Lipper TIPS Funds category.

Global Real Estate Fund
Market Index
The Fund’s performance is compared to the MSCI World Index. The MSCI World Index is the Fund’s primary benchmark. The Fund’s performance is also compared to the FTSE EPRA/NAREIT Developed Index.

•	The MSCI World Index is a free-float weighted equity index that includes developed world markets but not emerging markets.

•
FTSE EPRA/NAREIT Developed Index is a free-float adjusted market capitalization weighted index designed to reflect the stock performance of REITs and companies engaged in specific aspects of the major real estate markets of the developed world.

Mutual Fund Composite
The Fund’s performance also is compared to the Lipper Global Real Estate Funds Index, a composite of mutual funds comparable to the Fund.

•	The Lipper Global Real Estate Funds Index tracks the results of the ten largest mutual funds in the Lipper Global Real Estate Funds category.

Zebra Large Cap Equity Fund
Market Index
The Fund’s performance is compared to the Russell 1000 Index

•	The Russell 1000 Index is an unmanaged index comprised of approximately 1,000 larger-capitalization stocks from various industrial sectors.

Mutual Fund Composite
The Fund’s performance also is compared to the Lipper Large-Cap Funds Index, a composite of mutual funds comparable to the Fund.

•	The Lipper Large-Cap Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large-Cap Funds category.

Zebra Small Cap Equity Fund
Market Index
The Fund’s performance is compared to the Russell 2000 Index.

•	The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors.

Mutual Fund Composite
The Fund’s performance also is compared to the Lipper Small-Cap Funds Index, a composite of mutual funds comparable to the Fund.

•	The Lipper Small-Cap Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Funds category.

Notices Regarding Index Data:

•	Notice Regarding MSCI Indices

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties herby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data.  Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.  No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

•	Notice Regarding FTSE International Limited (“FTSE”) © FTSE 2010

FTSE® is a trade mark of London Stock Exchange Plc and the Financial Times Limited and is used by FTSE under licence. All rights in the FTS indices and/or FTSE rations vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

Prospectus	76	Additional Information About The Funds

Fund Management

The Manager

The Funds have retained American Beacon Advisors, Inc. (“Manager”) to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly-owned subsidiary of Lighthouse Holdings, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of June 30, 2010, the Manager had approximately $42.7 billion of assets under management, including approximately $16.3 billion under active management and $26.4 billion as named fiduciary or financial advisor.

The management fees, including sub-advisory fees, paid by the Funds for the fiscal year ended October 31, 2009, net of reimbursements and shown as a percentage of average net assets, were as follows:

Fund	Management Fees
Balanced	0.23%
Large Cap Value	0.24%
Large Cap Growth	0.48%
Mid-Cap Value	0.60%
Small Cap Value	0.46%
International Equity	0.34%
Emerging Markets	0.76%
High Yield Bond	0.38%
Retirement Income and Appreciation	0.30%
Intermediate Bond	0.20%
Short-Term Bond	0.20%

The management fees, including sub-advisory fees, paid by the Treasury Inflation Protected Securities Fund for its fiscal year ended December 31, 2009 was 0.11% of the Fund’s average net assets.

The management fees, including sub-advisory fees, to be paid by the Global Real Estate Fund for its current fiscal year ending December 31, 2010 is 0.55 % of the Fund’s average net assets.

The management fees, including sub-advisory fees, to be paid by the Zebra Large Cap Equity Fund for the fiscal year ending August 31, 2010 is 0.40 % of the Fund’s average net assets.  The management fees, including sub-advisory fees to be paid by the Zebra Small Cap Equity Fund for the fiscal year ending August 31, 2010 is 0.60% of the Fund’s average net assets.

The Manager also may receive up to 25% of the net monthly income generated from the Funds’ securities lending activities.  Currently, the Manager receives 10% of such income.  The Securities and Exchange Commission (“SEC”) has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager. As of the date of this prospectus, only the Small Cap Value Fund, the International Equity Fund and the Zebra Small Cap Equity Fund engage in securities lending activities.

A discussion of the Board’s consideration and approval of the Management Agreement between the Funds and the Manager and the Investment Advisory Agreements between the sub-advisors and the Manager is available in the semi-annual report dated June 30, 2009 for the Treasury Inflation Protected Securities Fund and in the annual reports dated October 31, 2009 for all other Funds, except the Global Real Estate Fund, Zebra Large Cap Equity Fund and Zebra Small Cap Equity Fund.  A discussion of the Board’s consideration and approval of the Management Agreement between the Global Real Estate Fund and the Manager and the Investment Advisory Agreement between CB Richard Ellis Global Real Estate Securities, LLC and the Manager will be available in the semi-annual report dated June 30, 2010.  A discussion of the Board’s consideration and approval of the Management Agreement between the Zebra Large Cap Equity Fund and the Zebra Small Cap Equity Fund and the Manager and the Investment Advisory Agreement between Zebra and the Manager will be available in the Funds’ annual report dated August 31, 2010.

William F. Quinn and Wyatt L. Crumpler are the leaders of the Manager’s portfolio management team that has joint responsibility for the day-to-day management of the Funds, except for the Short-Term Bond Fund.  Mr. Quinn and Mr. Crumpler are responsible for developing each Fund’s investment program and recommending sub-advisors to the Funds’ Board of Trustees.  In addition, Mr. Quinn and Mr. Crumpler, in conjunction with the team members listed below, oversee the sub-advisors, review each sub-advisor’s performance and allocate the Funds’ assets among the sub-advisors and the Manager, as applicable.

Prospectus	77	Additional Information About the Funds

Funds Under Management	Team Members
Balanced, Large Cap Value, Mid-Cap Value, Small Cap Value, Intermediate Bond, Zebra Large Cap Equity, and Zebra Small Cap Equity	Adriana R. Posada
Large Cap Growth and Retirement Income and Appreciation	Cynthia M. Thatcher
International Equity, Emerging Markets, High Yield Bond, and Treasury Inflation Protected Securities, Global Real Estate Fund	Kirk L. Brown

Mr. Quinn is Executive Chairman of the Manager and has served on the portfolio management team almost continuously since the inception of the Funds in 1987.  Mr. Crumpler is Vice President, Asset Management.  Mr. Crumpler joined the Manager in January 2007 as Vice President, of Trust Investments and a member of the portfolio management team.  Mr. Crumpler’s title was redesignated as Vice President, Asset Management in July 2009.  From January 2004 to January 2007, Mr. Crumpler was Managing Director of Corporate Accounting at American Airlines, Inc. Prior to that time, he was Director of IT Strategy and Finance for American Airlines, Inc.  Ms. Posada is Senior Portfolio Manager, Asset Management, and became a member of the team in October 1998.  Ms. Thatcher is Portfolio Manager, Asset Management, and became a member of the team upon joining the Manager in December 1999.  Mr. Brown is Senior Portfolio Manager, Asset Management, and he has served on the portfolio management team since February 1994.  The Funds’ Statement of Additional Information (“SAI”) provides additional information about the members of the portfolio management team, including other accounts they manage, their ownership in the Funds they manage and their compensation.

Michael W. Fields oversees the team responsible for the portfolio management of the Short-Term Bond Fund and a portion of the fixed income assets of the Balanced, Retirement Income and Appreciation and Intermediate Bond Funds.  Mr. Fields has been with the Manager since it was founded in 1986 and serves as Vice President of Fixed Income Investments.  As the leader of the team, Mr. Fields determines the overall strategy for each Fund under his management.  In addition to Mr. Fields, the team responsible for the portfolio management of the Balanced, Retirement Income and Appreciation, Intermediate Bond and Short-Term Bond Funds includes Patrick A. Sporl and Gyeong Kim.  Mr. Sporl has served as the Senior Portfolio Manager to the Balanced Fund since September 2001, the Retirement Income and Appreciation Fund since June 2003, and to the Intermediate Bond and Short-Term Bond Funds since January 1999. He is primarily responsible for implementing the strategy outlined by Mr. Fields by determining the Funds’ holdings and characteristics.  Ms. Kim has served as Portfolio Manager to the Retirement Income and Appreciation Fund since June 2003, and to the Balanced Fund, Intermediate Bond and Short-Term Bond Funds since November 2002.  She has responsibility for credit and relative value analysis of corporate bonds.  The Funds’ SAI provides additional information about Mr. Fields, Mr. Sporl, and Ms. Kim, including other accounts they manage, their ownership in the Funds they manage and their compensation.

The Sub-Advisors

Set forth below is a brief description of each sub-advisor and the portfolio managers with primary responsibility for the day-to-day management of the Funds.  The Funds’ SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership in the Funds they manage and their compensation.

AMR Corporation is a minority owner of Lighthouse Holdings, Inc.’s parent company.  All other assets of AMR Corporation and its affiliates under management by each respective sub-advisor (except assets managed by Barrow and NISA under the HALO Bond Program) are considered when calculating the fees for each sub-advisor.  Including these assets lowers the investment advisory fees for each applicable Fund.

BARROW, HANLEY, MEWHINNEY & STRAUSS, LLC (“Barrow”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, is a professional investment counseling firm that has been providing investment advisory services since 1979.  The firm is a subsidiary of Old Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc, a global financial services group.  As of June 30, 2010, Barrow had discretionary investment management authority with respect to approximately $50.3 billion of assets, including approximately $3.8 billion of assets of AMR Corporation and its

Prospectus	78	Additional Information About the Funds

subsidiaries and affiliated entities.  Barrow serves as a sub-advisor to the Balanced, Large Cap Value, Mid-Cap Value, Small Cap Value, and Intermediate Bond Funds.  The Board also has approved Barrow as a sub-advisor to the Short-Term Bond Fund. However, to date, the Manager has not allocated any assets of the Short-Term Bond Fund to Barrow.

Barrow manages client assets on a team basis for their equity and fixed income strategies.  The members of the team for each Fund are listed below.

Name and Title of Portfolio Managers	Length of Service to Fund	Business Experience Past 5 Years
Balanced & Large Cap Value Funds
James P. Barrow	Since Inception	Portfolio
Portfolio Manager/Partner		Manager/Barrow
Mid-Cap Value Fund
James P. Barrow	Since Inception	Portfolio
Portfolio Manager/Partner		Manager/Barrow
Mark Giambrone	Since Inception	Portfolio
Portfolio Manager/Partner		Manager/Barrow
Small Cap Value Fund
James S. McClure	Since 2003	Portfolio
Portfolio Manager		Manager/Barrow
John P. Harloe	Since 2003	Portfolio
Portfolio Manager		Manager/Barrow
Balanced & Intermediate Bond Funds
John S. Williams	Since Inception	Portfolio
Portfolio Manager		Manager/Barrow
David H. Hardin	Since Inception	Portfolio
Portfolio Manager		Manager/Barrow
J. Scott McDonald	Since 1994	Portfolio
Portfolio Manager		Manager/Barrow
Mark C. Luchsinger	Since 1996	Portfolio
Portfolio Manager		Manager/Barrow
Deborah A. Petruzzelli	Since 2002	Portfolio
Portfolio Manager		Manager/Barrow

Portfolio managers have broad research responsibilities, although they focus their efforts on particular sectors. Analysts have specific industry assignments for more specialized, in-depth research.

Barrow manages its fixed income portion of the Balanced and Intermediate Bond Funds using a team approach, with investment strategy decisions resulting from a consensus of its fixed income professionals — five senior portfolio managers and three dedicated research analysts. All five portfolio managers are generalists, but each also has specific responsibilities for strategic focus on particular aspects of the marketplace and the portfolio structure strategy. Fixed income research responsibilities are divided among the team members, each specializing in areas in which they have particular expertise and interest. Individual bond selection decisions are also consistently made across all portfolios having similar investment objectives.

BRANDYWINE GLOBAL INVESTMENT MANAGEMENT, LLC (“Brandywine Global”), formerly known as Brandywine Asset Management, LLC, 2929 Arch Street, 8th Floor, Philadelphia, PA 19104, is a professional investment advisory firm founded in 1986.  Brandywine Global is a wholly owned subsidiary of Legg Mason, Inc.  As of June 30, 2010, Brandywine Global had assets under management totaling approximately $29.4 billion, including approximately $3.8 billion of assets of AMR Corporation and its subsidiaries and affiliated entities.  Brandywine Global serves as a sub-advisor to the Balanced, Large Cap Value and Small Cap Value Funds.

Brandywine Global Portfolio Managers for the Balanced and Large Cap Value Funds

Paul R. Lesutis, CFA, Managing Director, is a member of Brandywine Global’s Executive Committee and serves as co-lead Portfolio Manager of Brandywine Global’s fundamental large cap value equity strategy.  In addition, he is responsible for general research coverage, contributing insight and stock recommendations to all of Brandywine Global’s domestic equity products.  Mr. Lesutis joined Brandywine Global in 1991 and has served as lead portfolio manager to Brandywine Global’s portion of the Balanced and Large Cap Value Funds since 1996.

Earl J. Gaskins, Managing Director, is a lead Portfolio Manager for Brandywine Global’s large cap value equity socially responsible strategy and is Co-Manager for the fundamental large cap value equity strategy.  He is responsible for research coverage of the Chemicals and Energy sectors, contributing industry insight and stock recommendations to all of Brandywine Global’s equity products.  Mr. Gaskins has been with Brandywine Global since 1996 and has co-managed Brandywine Global’s portion of the Balanced and Large Cap Value Funds since 1996.

Stephen S. Smith, Managing Director, is a member of Brandywine Global’s Executive Committee, serves as co-lead Portfolio Manager for Brandywine Global’s fixed income and balanced strategies. He joined Brandywine Global in 1991 and has served as a portfolio manager to Brandywine Global’s portion of the fixed income portion of the Balanced Fund since April 1996.

Patrick S. Kaser, Portfolio Manager, is co-head of the Large Cap Value Equity team and serves as co-lead portfolio manager on the Classic Large Cap Value strategy and as a lead portfolio manager on the Fundamental Large Cap Value strategy.  Mr. Kaser is responsible for researching the financial and healthcare sectors, contributing insights and stock recommendations.  He joined the firm in 1998.  Before becoming a portfolio manager, Patrick worked for the firm as a senior marketing associate (1998-2000) and as an analyst on the Large Cap Value Equity team since 2000.  He was also with Dean Witter as an account executive (1996-1997).

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Brandywine Global Portfolio Managers for the Small Cap Value Fund

Henry F. Otto, Managing Director, is the founder and Co-Manager for Brandywine Global’s diversified value equity strategy and assists in ongoing research into value investing and designing quantitative evaluation tools.  Mr. Otto is a member of Brandywine Global’s Executive Committee.  He joined Brandywine Global in 1987 and has served as a portfolio manager to Brandywine Global’s portion of the Small Cap Value Fund since December 1998.

Steven M. Tonkovich, Managing Director, is a member of Brandywine Global’s Executive Committee, serves as Co-Manager for Brandywine Global’s diversified value equity strategy and is integral to ongoing research into value investing, to designing quantitative evaluation tools and to managing Brandywine Global’s information systems.  Mr. Tonkovich has been with Brandywine Global since 1989 and has served as a portfolio manager to Brandywine Global’s portion of the Small Cap Value Fund since December 1998.

CALAMOS ADVISORS LLC (“Calamos”), 2020 Calamos Court, Naperville, Illinois 60563, is an institutional money management firm that has specialized in security research and money management since 1977. Calamos is an indirect subsidiary of Calamos Asset Management, Inc.  As of June 30, 2010, Calamos had assets under management totaling approximately $29.96 billion, including approximately $29 million of assets of AMR Corporation and its subsidiaries and affiliated entities.  Calamos serves as a sub-advisor to the Retirement Income and Appreciation Fund.

Calamos employs a team approach to portfolio management, led by the Co-CIOs and comprised generally of the Co-CIOs, directors, senior strategy analysts, intermediate analysts and junior analysts. The Co-CIOs, directors and senior strategy analysts are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies.

Portfolio holdings are reviewed and trading activity is discussed on a regular basis by team members. Team members, including the Co-CIOs and senior strategy analysts, may each make trading decisions guided by the Fund’s investment objective and strategy.

While day-to-day management of the Fund is a team effort, the Co-CIOs, along with the senior strategy analysts, have joint primary and supervisory responsibility for the Fund and work with all team members in developing and executing the Fund’s investment program. Each is further identified below.

John P. Calamos, Sr. and Nick P. Calamos, Co-CIOs of Calamos Advisors, generally focus on firm-wide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. Nick P. Calamos, Co-CIO of Calamos, also focuses on portfolio level risk management, sector and country weightings, bottom-up fundamental security analysis, and corresponding research and analysis for key holdings. As Co-CIOs, John P. Calamos, Sr. and Nick P. Calamos direct the team’s focus on macro themes, upon which the portfolio’s strategy is based. The team, as a whole, implements the investment strategies, under the general direction and supervision of the Co-CIOs and the senior strategy analysts. John Calamos, Jr., Jeff Scudieri, Jon Vacko, John Hillenbrand, Steve Klouda, Bryan Lloyd, Dino Dussias, Chris Hartman and Joe Wysocki are each senior strategy analysts.

During the past five years, John P. Calamos, Sr. has been President and Trustee of the Trust and Chairman, CEO and Co-CIO of Calamos and its predecessor company, and Nick P. Calamos has been Vice President and Trustee of the Trust (through June 2006) and Senior Executive Vice President and Co-CIO of Calamos and its predecessor company. John P. Calamos, Jr., Executive Vice President of Calamos joined the firm in 1985 and has held his current position since 2005. Jeff Scudieri joined Calamos in 1997 and has been a senior strategy analyst since September 2002. Jon Vacko joined Calamos in 2000 and has been a senior strategy analyst since July 2002. John Hillenbrand joined Calamos in 2002 and has been a senior strategy analyst since August 2002. Steve Klouda joined Calamos in 1994 and has been a senior strategy analyst since July 2002. Bryan Lloyd joined Calamos in October 2003 and has been a senior strategy analyst since June 2006. Dino Dussias joined Calamos in October 1995 and has been a senior strategy analyst since April 2007. Chris Hartman joined Calamos in February 1997 and has been a senior strategy analyst since May 2007. Joe Wysocki joined Calamos in October 2003 and has been a senior strategy analyst since February 2007.  Messrs. Lloyd, Dussaia, Hartman and Wysocki were all Intermediate Analysts in 2005 prior to their promotions to Senior Strategy Analysts in 2006 and 2007.

CAUSEWAY CAPITAL MANAGEMENT LLC (“Causeway”), 11111 Santa Monica Blvd., 15th Floor, Los Angeles, California 90025, is an international and global equity investment

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management firm. Causeway began operations in June 2001.  As of June 30, 2010, Causeway had approximately $9 billion in assets under management, including approximately $359.7 million of assets of AMR Corporation and its subsidiaries and affiliated entities.  Causeway serves as a sub-advisor to the International Equity Fund.

Causeway’s portion of the International Equity Fund is managed by a team of portfolio managers comprised of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin.

Sarah H. Ketterer is the Chief Executive Officer of Causeway and is responsible for research in the global financials and industrials sectors. Ms. Ketterer co-founded Causeway in June 2001.  Prior to that, she was with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. (“MLIM”) since 1996, where she was a Managing Director and co-head of the International and Global Value Equity Team in Los Angeles. Ms. Ketterer has co-managed the Fund since August 2001.

Harry W. Hartford is the President of Causeway and is responsible for research in the global financials, materials and industrials sectors. Mr. Hartford co-founded Causeway in June 2001.  Prior to that, he was with the Hotchkis and Wiley division of MLIM since 1996, where he was a Managing Director and co-head of the International and Global Value Equity Team in Los Angeles.  Mr. Hartford has co-managed the Fund since August 2001.

James A. Doyle is a Director of Causeway and is responsible for research in the global consumer discretionary, healthcare and information technology sectors.  He joined the firm as a Director and Portfolio Manager in June 2001.  Previously, Mr. Doyle was with the Hotchkis and Wiley division of MLIM since 1997, where he was a Vice President and the head of investment research for the International and Global Value Equity Team in Los Angeles. Mr. Doyle has co-managed the Fund since January 2006.

Jonathan P. Eng is a Director of Causeway and is responsible for research in the global consumer discretionary and industrials sectors.  Mr. Eng joined the firm as a Research Associate in July 2001 and became a Portfolio Manager and Director in 2002. From 1997 to July 2001, Mr. Eng was with the Hotchkis and Wiley division of MLIM in Los Angeles and London, where he was an equity research associate for the International and Global Value Equity Team.  Mr. Eng has co-managed the Fund since January 2006.

Kevin Durkin is a Director of Causeway and is responsible for research in the global consumer staples, industrials and energy sectors. Mr. Durkin joined the firm in June 2001 as a Research Associate and became a Portfolio Manager in 2006.  From 1999 to June 2001, Mr. Durkin was with the Hotchkis and Wiley division of MLIM in Los Angeles, where he was an equity research associate for the International and Global Value Equity Team. Mr. Durkin has co-managed the Fund since January 2006.

CB RICHARD ELLIS GLOBAL REAL ESTATE SECURITIES, LLC (“CBRE”), 250 West Pratt Street, Baltimore, Maryland 21201, is an indirect subsidiary of CB Richard Ellis Group, Inc., one of the world’s largest publicly held commercial real estate services firms (in terms of 2008 revenues).  The Sub-Advisor is focused on managing exchange-listed global real estate securities portfolios on behalf of investors, and has dedicated real estate securities investment management offices located in Baltimore, London, Sydney, and Tokyo. The Sub-Advisor’s principals have an average of 14 years of investment experience related to the investment management of listed domestic and global real estate securities portfolios. The Sub-Advisor was formed in 2004 and had approximately $2.01 billion of assets under management as of June 30, 2010.

Jeremy Anagnos, Steve Carroll, and William Morrill of the Sub-Advisor serve as the Fund’s portfolio managers and share responsibilities for the day-to-day management of the Fund’s investment portfolio. Mr. Anagnos, Mr. Carroll, and Mr. Morrill have 62 years of combined experience with investment management firms specializing in domestic and global real estate securities, and 40 years of combined experience serving in the capacity as portfolio managers of listed U.S. domestic and global real estate securities accounts and they are responsible for managing the Sub-Advisor’s Global REIT Team.

Jeremy Anagnos has served as portfolio manager of the Fund since its inception. Together with Mr. Carroll, Mr. Anagnos has served as Co-Chief Investment Officer (“CCIO”) and Managing Director of the Sub-Advisor since 2004. Prior to that, Mr. Anagnos was the head of Real Estate Equities Research at Deutsche Bank in London from 2000-2004.  He was an Assistant Portfolio Manager working with Mr. Carroll in Europe and a REIT Analyst in the United States at LaSalle Investment Management (Securities) (“La Salle”) from 1997 through 2000. Mr. Anagnos has a degree in Finance from Boston College and holds the Chartered Financial Analyst designation. Mr. Anagnos is

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primarily responsible for selecting and managing the securities of European companies in the Fund’s portfolio.  Mr. Anagnos has 12 years of experience in the field of real estate securities investment management and 7 years as a portfolio manager of listed real estate securities accounts.

Steve Carroll has served as portfolio manager of the Fund since its inception. Together with Mr. Anagnos, he has served as CCIO and Managing Director of the Sub-Advisor since 2004. Prior to that, Mr. Carroll was employed by LaSalle from 1994 through 2004, and served as LaSalle’s Global Portfolio Manager, Regional Portfolio Manager-Europe, and Senior Analyst-U.S. Mr. Carroll is a Certified Public Accountant licensed in the State of California. He graduated from the University of California, Los Angeles with a B.A. degree in Economics and he currently serves as Chairman of the North American Index Committee for the FTSE EPRA/NAREIT Developed Index. He also is a member of NAREIT (National Association of Real Estate Investment Trusts). Mr. Carroll is primarily responsible for selecting and managing the securities of Asia Pacific companies in the Fund’s portfolio. Mr. Carroll has 16 years of experience in the field of real estate securities investment management and 11 years as a portfolio manager of listed real estate securities accounts.

William Morrill has served as portfolio manager of the Fund since its inception. Mr. Morrill has served as Managing Director of the Sub-Advisor and Chairman of the Sub-Advisor’s Global Securities Advisory Committee since late 2006. Between 2004 and 2006, Mr. Morrill served as portfolio manager to Brown Investment Advisory & Trust Company (“Brown”). Prior to joining Brown in 2003, Mr. Morrill was a Managing Director and Chief Executive Officer of LaSalle (1995-2003), and was the head of the real estate securities operations of its predecessor company (1985-1995). Mr. Morrill has a B.A. from Johns Hopkins University and a Masters of Business Administration from Harvard Business School. Mr. Morrill is primarily responsible for selecting and managing the securities of North American companies in the Fund’s portfolio.  Mr. Morrill has 28 years of experience in the field of real estate investment management and 25 years as a portfolio manager of listed real estate securities accounts.

DREMAN VALUE MANAGEMENT, LLC (“Dreman”) is located at Harborside Financial Center, Plaza 10, Suite 800, Jersey City, New Jersey 07311, Dreman, an independent investment management firm, was founded in 1977, as well as predecessor firms dating back to 1977, by David N. Dreman.  As of June 30, 2010, Dreman had approximately $4.4 billion of assets under management, which included approximately $232 million of assets of AMR Corporation and its subsidiaries and affiliated entities.   Dreman serves as a sub-advisor to the Small Cap Value Fund.

Mark Roach is the Lead Portfolio Manager for Dreman’s portion of the Small Cap Value Fund.  Mr. Roach manages Dreman’s portion of the Fund with David N. Dreman, Dreman’s current chairman and Chief Investment Officer and E. Clifton Hoover, Jr.  Mr. Roach has been a Managing Director and Portfolio Manager of Dreman since 2006.  From 2002 to 2006, he was a Portfolio Manager at Vaughan Nelson Investment Management. Mr. Roach has managed Dreman’s portion of the Fund since November 2006. Mr. Dreman has over 30 years of investment experience in contrarian value equity investing, and has served as Chairman and Chief Investment Officer of Dreman and its predecessor firms since 1977.  Mr. Hoover has been Co-Chief Investment Officer and Managing Director of Large and Small Cap Value Strategies for Dreman since 2006. From 1997 to 2006, he was Managing Director and a Portfolio Manager at NFJ Investment Group.  Mr. Hoover has managed Dreman’s portion of the Fund since November 2006.

FRANKLIN ADVISERS, INC. (“Franklin”), One Franklin Parkway, San Mateo, California 94403, is a wholly-owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services, through its Franklin, Templeton, Fiduciary Trust, Mutual Series, and Darby Investments subsidiaries.  The San Mateo, CA-based company has over 60 years of investment experience and $570.5 billion  in assets under management as of June 30, 2010.  Of this amount, approximately $880.2 million were assets of AMR Corporation and its subsidiaries and affiliated entities.  Franklin serves as a sub-advisor to the High Yield Bond Fund.

Eric Takaha, Senior Vice President and Director of Corporate Credit and High Yield for the Franklin Templeton Fixed Income Group, is the lead portfolio manager of the team that has primary responsibility for managing Franklin’s portion of the Fund.  Mr. Takaha joined Franklin’s High Yield team in

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1989 and been Senior Vice President since 2004.  He has managed Franklin’s portion of the Fund since September 2006.  Chris Molumphy and Glenn Voyles share responsibility for investment decision-making with Mr. Takaha. Mr. Molumphy, Executive Vice President and Chief Investment Officer for the Franklin Templeton Fixed Income Group, joined Franklin in 1988 and has held his current position since 2000.  He has managed Franklin’s portion of the Fund since September 2006. Mr. Voyles, Vice President for the Franklin Templeton Fixed Income Group, joined Franklin in 1993 and has been a research analyst and portfolio manager at Franklin since 2000.  Mr. Voyles has managed Franklin’s portion of the Fund since September 2006.

HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC (“Hotchkis”), 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017, is a professional investment management firm. Hotchkis was formed in October 2001 from the key domestic equity management personnel at Merrill Lynch Investment Managers, L.P., a former sub-advisor to the Funds.  As of June 30, 2010, Hotchkis had approximately $14 billion in assets under management, including approximately $1.5 billion of assets of AMR Corporation and its subsidiaries and affiliated entities.  Hotchkis serves as a sub-advisor to the Balanced, Large Cap Value and Small Cap Value Funds.

In addition to the Funds, Hotchkis manages institutional separate accounts and is the advisor and sub-advisor to other mutual funds.  The investment process employed is the same for similar accounts, including the Funds and is team-based utilizing primarily in-house, fundamental research.  The investment research staff is organized by industry and sector and supports all of the accounts managed in each of Hotchkis’ investment strategies. Portfolio coordinators for each strategy ensure that the best thinking of the investment team is reflected in the “target portfolios”.  Investment ideas for each Fund are generated by Hotchkis’ investment team.

Although the Balanced (equity portion), Large Cap Value and Small Cap Value Funds are managed by Hotchkis’ investment team, Hotchkis has identified the portfolio managers with the most significant responsibility for Hotchkis’ portion of each Fund’s assets. This list does not include all members of the investment team.

Hotchkis Portfolio Managers for the Balanced and Large Cap Value Funds

George Davis, Judd Peters, Scott McBride, Patricia McKenna, and Sheldon Lieberman participate in the investment research review and decision making process for the Funds.  Mr. McBride, Mr. Peters and Mr. Davis coordinate the day-to-day management of the Funds:

Mr. Davis, Principal, Portfolio Manager and Chief Executive Officer, joined Hotchkis’ investment team in 1988, has been a Portfolio Manager since 1989 and Chief Executive Officer since 2001.  Mr. Peters, Portfolio Manager, joined Hotchkis’ investment team in 1999 and has been a Portfolio Manager since 2003.  Mr. McBride, Portfolio Manager, joined Hotchkis’ investment team in 2001 and has been a Portfolio Manager since 2004. Ms. McKenna, Principal and Portfolio Manager, joined Hotchkis’ investment team in 1995 and has been a Principal since 2001.  Mr. Lieberman, Principal and Portfolio Manager, joined Hotchkis’ investment team in 1994 and has been a Principal since 2001. Hotchkis’ investment team has managed Hotchkis’ portion of the Funds since 1987.

Hotchkis Portfolio Managers for the Small Cap Value Fund

David Green and Jim Miles participate in the investment research review and decision-making process for the Fund. Mr. Green and Mr. Miles coordinate the day-to-day management of the Fund.

Mr. Green, Principal and Portfolio Manager, joined Hotchkis’ investment team in 1997 and has been a Principal since 2001.  Mr. Miles, Principal and Portfolio Manager, joined Hotchkis’ investment team in 1995 and has been a Principal since 2001.  Hotchkis’ investment team has managed Hotchkis portion of the Fund since its inception in 1999.

LAZARD ASSET MANAGEMENT LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York 10112, an SEC registered investment advisor, is a subsidiary of Lazard Frères & Co. LLC, a registered broker-dealer.  Lazard and its affiliates provided investment management services to client discretionary accounts with assets totaling approximately $111.7 billion as of June 30, 2010, including approximately $419.5 million of assets of AMR Corporation and its subsidiaries and affiliated entities.  Lazard serves as a sub-advisor to the International Equity Fund.

The following individuals comprise Lazard’s International Equity management team, which is responsible for the day-to-day management of a portion of the International Equity Fund.

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Responsibility is shared equally among each member of the team.

John R. Reinsberg is a Deputy Chairman of Lazard with responsibility for international and global strategies.  He is also Portfolio Manager on the Global Equity and International Equity portfolio teams.  He joined Lazard in 1992 and began working in the investment field in 1981.  Mr. Reinsberg has co-managed Lazard’s portion of the Fund since March 1999.

Michael A. Bennett is a Managing Director of Lazard and a Portfolio Manager for the International Equity and Global Equity teams.  He joined Lazard in 1992 and has worked in the investment field since 1987.  Mr. Bennett has co-managed Lazard’s portion of the Fund since May 2003.

Michael G. Fry joined Lazard in 2005 and is a Managing Director and Portfolio Manager within Lazard Asset Management Limited in London.  From 1995 to 2005, Mr. Fry held several positions at UBS Global Asset Management, including Lead Portfolio Manager and Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities.  Mr. Fry began working in the investment field in 1981. He has co-managed Lazard’s portion of the Fund since November 2005.

Michael Powers is a Managing Director of Lazard and a Portfolio Manager on the Global Equity and International Equity portfolio teams.  He began working in the investment field in 1990 when he joined Lazard and has co-managed Lazard’s portion of the Fund since May 2003.

LOGAN CIRCLE PARTNERS, L.P. (“Logan”), 1717 Arch Street, Suite 1500, Philadelphia, Pennsylvania 19103, is a registered investment advisor and a wholly-owned subsidiary of Fortress Investment Group LLC.  As of June 30, 2010, Logan had more than $11.5 billion in assets under management.  Of this amount, none were assets of AMR Corporation and its subsidiaries and affiliated entities.  Logan serves as a sub-advisor to the High Yield Bond Fund.

Timothy L. Rabe, CFA, has been a senior portfolio manager at Logan and is responsible for the day-to-day management of Logan’s high yield strategy and for managing Logan’s portion of the Fund since 2007.  Prior to joining Logan in 2007, Mr. Rabe was head of the high yield team at Delaware Investment Advisors from 2000 to 2007 and led the team responsible for investment strategies for all high yield fixed income funds and strategies at the firm.  From 1995 to 2000 Mr. Rabe was a High Yield Portfolio Manager for Conseco Capital Management.

METROPOLITAN WEST CAPITAL MANAGEMENT, LLC (“MetWest Capital”), 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660, is an SEC registered investment advisor founded in 1997.   The firm is majority owned by Wells Fargo Bank, N. A. and minority owned by its key professionals.   As of June 30, 2010, MetWest Capital had approximately $13.79  billion of assets under management, which included approximately $2.4 billion of assets of AMR Corporation and its subsidiaries and affiliated entities.   MetWest Capital serves as a sub-advisor to the Large Cap Value Fund and Small Cap Value Fund.

Howard Gleicher oversees the MetWest Capital investment team with responsibility for a portion of the Large Cap Value Fund.  Mr. Gleicher has served as Chief Investment Officer since MetWest Capital’s inception in August 1997 and has managed MetWest Capital’s portion of the Large Cap Value Fund since November 2000.  In addition to Mr. Gleicher, the Large Cap Value Fund’s investment team includes Gary W. Lisenbee, David M. Graham, Jeffrey Peck, and Jay Cunningham.  Mr. Lisenbee has served as President since MetWest Capital’s inception in August 1997 and has managed MetWest Capital’s portion of the Large Cap Value Fund since November 2000.  Mr. Graham has served as Research Analyst since September 2000 and has managed MetWest Capital’s portion of the Large Cap Value Fund since November 2000.  Mr. Peck has served as Research Analyst since March 2004 and has managed MetWest Capital’s portion of the Large Cap Value Fund since that time.  From 2002 to March 2004, he was an equity research analyst with Janney Montgomery Scott, LLC.  Mr. Cunningham has served as Research Analyst since November 2005 and has managed MetWest Capital’s portion of the Large Cap Value Fund since May 2006.  From August 2003 to November 2005, he was a Senior Analyst with Hibernia Southcoast Capital. From June 2001 through July 2003, he served as a Senior Analyst for AIM Investments.

Samir Sikka has primary responsibility for managing MetWest Capital’s portion of the Small Cap Value Fund, supported by the rest of the investment team.

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Mr. Sikka has served at MetWest Capital as Lead Strategist on the Small Cap Intrinsic Value strategy since February 2007 and Research Analyst since July 2006. From April 1999 to February 2006, he was a Senior Analyst with Trust Company of the West.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. (“MSIM Inc.”), 522 Fifth Avenue, New York, New York 10036, is a direct subsidiary of Morgan Stanley.  As of June 30, 2010, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $244.6 billion , including approximately $307.5 million of assets of AMR Corporation and its subsidiaries and affiliated entities.  MSIM Inc. serves as a sub-advisor to the Emerging Markets Fund.

MSIM Inc. has entered into a sub-advisory agreement, whereby MSIM Inc. may delegate certain of its investment advisory services to Morgan Stanley Investment Management Company (“MSIM Company”), an affiliated investment adviser located at 23 Church Street, 16-01 Capital Square, Singapore 049481.

MSIM Inc.’s Emerging Markets Equity team manages a portion of the Emerging Markets Fund.  The team consists of portfolio managers and analysts who work collaboratively when making portfolio decisions.  Members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are: Ruchir Sharma, Paul Psaila and Eric Carlson, each a Managing Director of MSIM Inc., James Cheng, a Managing Director of MSIM Company,  William Scott Piper and Ana Cristina Piedrahita, each an Executive Director of MSIM Inc.

Mr. Sharma has been associated with MSIM Inc. in an investment management capacity since 1996 and has managed MSIM Inc.’s portion of the Emerging Markets Fund since its inception in 2000.  Mr. Psaila has been associated with MSIM Inc. in an investment management capacity since 1994 and has been a member of the team managing MSIM Inc.’s portion of the Emerging Markets Fund since its inception in 2000.  Mr. Cheng has been associated with MSIM Company in an investment management capacity and has been a member of the team managing MSIM Inc.’s portion of the Emerging Markets Fund since August 2006.  Prior to joining MSIM Company, Mr. Cheng worked in an investment management capacity at Invesco Asia Limited from January 2005 to July 2006.  Prior to that, he worked in an investment management capacity at Asia Strategic Investment Management Limited and Munich Re Asia Capital Management Limited.  Mr. Carlson has been associated with MSIM Inc. in an investment management capacity since 1997 and has been a member of the team managing MSIM Inc.’s portion of the Emerging Markets Fund since August 2006.  Mr. Piper has been associated with MSIM Inc. in an investment management capacity since 2002 and has been a member of the team managing MSIM Inc.’s portion of the Emerging Markets Fund since August 2006.  Ms. Piedrahita has been associated with MSIM Inc. in an investment management capacity since 2002 and has been a member of the team managing MSIM Inc.’s portion of the Emerging Markets Fund since August 2006.

Mr. Sharma is the lead portfolio manager and is responsible for overall portfolio performance and construction.  Mr. Sharma focuses on country allocation, relying heavily on input from the regional co-portfolio manager teams who are responsible for stock selection for their respective regions.  Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on specific sectors.

NISA INVESTMENT ADVISORS, LLC (“NISA”), 150 N. Meramec Avenue, Sixth Floor, St. Louis, Missouri 63105, is an employee-owned investment advisory firm that began managing assets in 1994.  As of June 30, 2010, NISA had assets of approximately $54 billion under management, including approximately $1.7 billion of assets of AMR Corporation and its subsidiaries and affiliated entities.  NISA serves as sub-advisor to the Treasury Inflation Protected Securities Fund.

NISA’s Investment Committee develops the investment strategy for the Treasury Inflation Protected Securities Fund.  The Investment Committee is led by Dr. Jess Yawitz, Dr. William Marshall and Mr. Ken Lester. Dr. Yawitz is NISA’s Chairman and Chief Executive Officer.  Dr. Marshall is NISA’s President. Mr. Lester is NISA’s Managing Director, Fixed Income and Derivatives. Each has held these or comparable positions since the firm’s inception in 1994.  Drs. Yawitz and Marshall lead the portfolio management team that has joint responsibility for the day-to-day management of NISA’s portion of the Fund and oversee the personnel responsible for implementing the strategy.  Anthony Pope, Director, Fixed Income Trading, is responsible for implementing NISA’s strategy for the Fund on a day-to-day basis.  Mr. Pope has served as Director, Fixed Income since 2007 and has been an Investment Officer since 1997.  The NISA portfolio management team has managed NISA’s portion of the Fund since its inception in June 2004.

OPUS CAPITAL GROUP, LLC (“Opus”), 1 West Fourth Street, Suite 2500, Cincinnati, Ohio

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45202, is an employee-owned registered investment advisor established in 1996.  As of June 30, 2010, Opus had assets under management of approximately $ 1.5 billion , including approximately $507.5 million of assets of AMR Corporation and its subsidiaries and affiliated entities.  Opus serves as a sub-advisor to the Small Cap Value Fund.

The Investment Committee at Opus is comprised of Len Haussler, President and Portfolio Manager, Kevin Whelan, Vice President and Portfolio Manager, and Jonathon Detter, Vice President and Portfolio Manager.  Opus has a team approach to the buying and selling of individual securities, and a consensus is formed before any purchase or sale of a security is initiated.  All of the Portfolio Managers are generalists and look at every potential sale or trade.

Len A. Haussler co-founded Opus in 1996 and serves as the President and Portfolio Manager for the firm.  Mr. Haussler conducts equity research and directs investments for all portfolios.  He has over 26 years of investment experience and has managed Opus’ portion of the Small Cap Value Fund since January 2005.

Kevin P. Whelan has served as Vice President and Portfolio Manager of Opus since 1998.  He is primarily responsible for conducting research.  Mr. Whelan has over ten years of investment experience and has managed Opus’ portion of the Fund since January 2005.

Jonathon M. Detter has served as Portfolio Manager for Opus since 2003.  He is primarily responsible for conducting research and directing trades.  Prior to joining Opus, Mr. Detter valued private and public firms at Valuation Research Company and Arthur Andersen LLP.  He has over six years of investment and valuation experience and has managed Opus’ portion of the Fund since January 2005.

PZENA INVESTMENT MANAGEMENT, LLC (“Pzena”), 120 West 45th Street, 20th Floor, New York, New York 10036, is a majority employee-owned investment management firm founded in 1995. As of June 30, 2010, Pzena had assets of approximately $13.1  billion under management, including approximately $41 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Pzena serves as a sub-advisor to the Mid-Cap Value Fund.

Investment decisions for the portion of the Mid-Cap Value Fund sub-advised by Pzena are made by a three-person investment team.  The team consists of Richard S. Pzena, John P. Goetz and Manoj Tandon. Each member has equal weight in determining how research findings are translated into an earnings model. Further, all decisions require unanimous consent of the three individuals.  Should one of the members become unavailable for either planned or unplanned reasons, the remaining members would continue the process.

Mr. Pzena is Managing Principal, Chief Executive Officer, Co-Chief Investment Officer and Founder of Pzena.  He has served on the portfolio management team since the inception of the Mid-Cap Value Fund in June 2004 and has been with Pzena since its inception in January 1996.  Mr. Goetz is a Managing Principal and Co-Chief Investment Officer of Pzena as of January 1, 2005.  Prior to becoming Co-CIO, Mr. Goetz was Director of Research for Pzena.  He has also served on the Fund’s portfolio management team since its inception and has been with Pzena since 1996.  Manoj Tandon is a Principal and Portfolio Manager at Pzena.  Mr. Tandon joined Pzena in 2002 as a Sr. Research Analyst.  He became a Principal of the firm in 2004 and a Portfolio Manager at the end of 2005.  Mr. Tandon has managed Pzena’s portion of the Fund since January 2006.

STANDISH MELLON ASSET MANAGEMENT COMPANY LLC (“Standish”), One Boston Place, Suite 2900, 201 Washington Street, Boston, MA 02108-4408, is a wholly-owned subsidiary of The Bank of New York Mellon Corporation.  As of June 30, 2010, Standish had assets under management of approximately $71 billion .  Standish serves as a sub-advisor to the Treasury Inflation Protected Securities Fund.

Robert Bayston has served as the primary portfolio manager of Standish’s portion of the Treasury Inflation Protected Securities Fund since December 2009.  Mr. Bayston is Director of Liquid Products and Senior Portfolio Manager for Standish with responsibility for analytics, strategy and portfolio management of Treasury inflation protected securities.  He joined Standish in 1991 as a Quantitative Analyst and then transitioned to the Liquid Products group as a trader before being promoted to head that team in 2005.

TEMPLETON INVESTMENT COUNSEL, LLC (“Templeton”), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394, is an indirect wholly owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments.  Franklin Templeton Investments provides global and domestic investment management services, through its Franklin, Templeton, Mutual Series and Fiduciary

Prospectus	86	Additional Information About the Funds

Trust subsidiaries.  The San Mateo, CA-based company has over 60 years of investment experience and more than $570.5  billion in assets under management as of June 30, 2010.  Of this amount, approximately $880.2 million were assets of AMR Corporation and its subsidiaries and affiliated entities. Templeton serves as a sub-advisor to the International Equity Fund.

Gary P. Motyl has served as a portfolio manager to Templeton’s portion of the International Equity Fund since the Fund’s inception in August 1991.  Mr. Motyl is President of Templeton and Chief Investment Officer of Templeton Global Equities.  He joined Templeton in 1981.

THE BOSTON COMPANY ASSET MANAGEMENT, LLC (“The Boston Company”), One Boston Place, Boston, Massachusetts 02108, is a subsidiary of The Bank of New York Mellon Corporation.  Assets under management as of June 30, 2010 were $32.5 billion , including approximately $1.44 billion of assets of AMR Corporation and its subsidiaries and affiliated entities.  Certain of the assets managed by The Boston Company are managed as dual officers of affiliated entities.  The Boston Company serves as a sub-advisor to the Small Cap Value, International Equity and Emerging Markets Funds.

The Boston Company Portfolio Managers for the Small Cap Value Fund

Joseph M. Corrado, Senior Managing Director is the lead portfolio manager for the US Small Cap Value Equity strategy for The Boston Company and he oversees the US Small Cap Value team. Mr. Corrado joined The Boston Company in 1986. Stephanie K. Brandaleone, Director and Edward R. Walter, Managing Director, have served as US Small Cap Value Equity portfolio managers for The Boston Company since February 1999 and May 2004, respectively.  Prior to becoming portfolio managers, both Ms. Brandaleone and Mr. Walter served as research analysts, and they continue to fulfill certain research responsibilities in conjunction with their portfolio management duties.  Ms. Brandaleone’s research role involves covering a broad range of industries and special situations, while Mr. Walter focuses on the Health Care, Technology,  and Industrial sectors. Mr. Corrado, Ms. Brandaleone and Mr. Walter have managed a portion of the Small Cap Value Fund since September 2004.

The Boston Company Portfolio Managers for the Emerging Markets and International Equity Funds

D. Kirk Henry is the Senior Managing Director of Non US Value Equities for The Boston Company.  He is the lead portfolio manager for the Non US Value and Emerging Markets Value strategies.  Mr. Henry joined The Boston Company in 1994. He has served as a portfolio manager for a portion of the Emerging Markets Fund since August 2000 and a portion of the International Equity Fund since September 2004.  Clifford A. Smith, Senior Managing Director, and Carolyn M. Kedersha, Managing Director, have been with The Boston Company since 1998 and 1988, respectively. Prior to becoming portfolio managers in March 2003, they each served as research analysts.  Mr. Smith has served as a portfolio manager for a portion of the International Equity Fund since September 2004, and Ms. Kedersha has served as a portfolio manager to a portion of the Emerging Markets Fund since March 2003. Both Mr. Smith and Ms. Kedersha continue to conduct research on a variety of regions and sectors. Mr. Smith also serves as Director of Research for The Boston Company’s non-US Value Investment Team. Ms. Kedersha conducts research on Latin America and emerging markets small cap companies.   Warren Skillman joined The Boston Company in September 2005 as a Senior Research Analyst.  He serves as Managing Director and portfolio manager for a portion of the Emerging Markets Fund since September 2006. As a member of the portfolio management team, Mr. Skillman provides research on Latin America, Asia, Europe, Middle East and Africa.

THE RENAISSANCE GROUP LLC (“Renaissance”), 50 East RiverCenter Blvd., Suite 1200, Covington, KY 41011, is an investment advisor that has specialized in growth equity management since 1978.  Renaissance operates under the name of Renaissance Investment Management and is majority owned by Affiliated Managers Group, Inc., a publicly traded asset management company.  As of June 30, 2010, Renaissance had $4.3 billion in assets under management, which included approximately $31.4 million of assets of AMR Corporation and its subsidiaries and affiliated entities.  Renaissance serves as a sub-advisor to the Large Cap Growth Fund.

Michael E. Schroer, Renaissance’s Chief Investment Officer and Managing Partner during the past five years, serves as portfolio manager for Renaissance’s portion of the Large Cap Growth Fund. Mr. Schroer joined Renaissance in 1984 and has managed

Prospectus	87	Additional Information About the Funds

Renaissance’s portion of the Fund since September 2006.

WINSLOW CAPITAL MANAGEMENT, INC. (“Winslow”), 4720 IDS Tower, 80 South Eighth Street, Minneapolis, Minnesota 55402, is an investment advisor focused exclusively on large cap growth equity management. Founded in 1992, Winslow is a wholly-owned subsidiary of Nuveen Investments, Inc.  As of June 30, 2010, Winslow managed approximately $10.2 billion in assets under management. Of this amount, none were assets of AMR Corporation and its subsidiaries and affiliated entities.  Winslow serves as a sub-advisor to the Large Cap Growth Fund.

The following individuals comprise Winslow’s Large Cap Growth management team, which is responsible for the day-to-day management of a portion of the Large Cap Growth Fund. Responsibility is shared equally among each member of the team.

Justin H. Kelly, CFA
Mr. Kelly has been with the firm since 1999.  He has served as a Senior Managing Director and portfolio manager/analyst of Winslow since 2008 and prior thereto was a Managing Director and portfolio manager/analyst from 2004-2007.  Mr. Kelly has been part of the Investment Management Team for the Fund since March 2009.

Previously, Mr. Kelly was a Vice President co-head of the Technology Research Team at Investment Advisers, Inc. in Minneapolis from 1997 to 1999. For the four years prior, he was an investment banker in New York City for Prudential Securities and then Salomon Brothers. Mr. Kelly graduated Summa Cum Laude from Babson College in 1993 with a B.S. in Finance/Investments. He is also a Chartered Financial Analyst.

R. Bart Wear, CFA
Mr. Wear has been with the firm since 1997.  He has served as a Senior Managing Director and portfolio manager/analyst of Winslow since 2008 and prior thereto was a Managing Director and portfolio manager/analyst from 2004-2007.  Mr. Wear has been part of the Investment Management Team for the Fund since March 2009.

Previously, Mr. Wear was a Principal and Equity Manager at Baird Capital Management in Milwaukee, Wisconsin from 1996 to 1997. For the thirteen years prior, he served as a Senior Vice President/Senior Portfolio Manager and Director of Research at Firstar Investment Research and Management Company. Mr. Wear graduated with honors from Arizona State University in 1982 with a B.S. in Finance. He is also a Chartered Financial Analyst.

Clark J. Winslow
Mr. Winslow founded Winslow in 1992 and is the Chief Executive Officer and Chief Investment Officer since 2004. He has been part of the Investment Management Team for the Fund since March 2009.

From 1987 to 1992, Mr. Winslow served as a Senior Vice President at Alliance Capital Management managing institutional assets. From 1980 to 1987 he served as a Managing Director at J.W. Bristol & Co. in New York. Mr. Winslow started in portfolio management at MacKay-Shields Financial in 1975. He began his investment career at Baker, Weeks & Co. as an institutional research analyst from 1966 to 1975 covering technology.

ZEBRA CAPITAL MANAGEMENT, LLC (“Zebra”), 612 Wheelers Farms Road, Milford, Connecticut 06461, is an asset manager specializing in managing both fundamentally based and quantitatively-driven equity strategies through a range of fund vehicles.  Zebra was founded in 2001 and had approximately $540 million of assets under management as of June 30, 2010.

Roger Ibbotson and Zhiwu Chen serve as the Funds’ portfolio managers and share responsibilities for the day-to-day management of each Fund’s investment portfolio.

Roger Ibbotson has served as a member of the portfolio management team of each Fund since its inception.  Dr. Ibbotson is the Chairman, Chief Investment Officer and a member of the Zebra portfolio management team, having served in these roles since the firm was founded in 2001.  Dr. Ibbotson has also been a Professor at Yale School of Management since 1984 and is the Founder, Advisor and former Chairman of Ibbotson Associates, now a Morningstar Company with $60 billion under advisement.  Dr. Ibbotson serves on numerous boards including Dimensional Fund Advisors’ funds.  He received his Bachelor’s degree in mathematics from Purdue University, his M.B.A. from Indiana University, and his Ph.D. from the University of Chicago where he taught from 1974 to 1984 and served as the Executive Director of the Center for Research in Security Prices.

Prospectus	88	Additional Information About the Funds

Zhiwu Chen has served as a member of the portfolio management team of each Fund since its inception.  Dr. Chen is the Chief Research Officer and is a member of the Zebra portfolio management team, having served in these roles since the firm was founded in 2001.  Dr. Chen is responsible for Zebra’s model development and ongoing research. Dr. Chen is a Professor of Finance at Yale University and is an economist in China, advising Chinese government agencies on economic and financial policies. From 1997 to mid 2004, Dr. Chen was co-chairman of ValuEngine Inc.; a Stamford, Connecticut firm Dr. Chen co-founded which specializes in developing and marketing quantitative equity evaluation products. Prior to joining Yale, Professor Chen was an Associate Professor of Finance at The Ohio State University from 1995 to 1999 and Assistant Professor at the University of Wisconsin, Madison from July 1990 to June 1995. Dr. Chen received his Ph.D. in finance in 1990 and his M.Phd. and MA in 1988, each from Yale University. He earned his MS degree in systems engineering from the Changsha Institute of Technology in 1986, and his BS in computer science from the Central- South University of Technology in 1983, both in China.

Valuation of Shares

The price of each Fund’s shares is based on its net asset value (“NAV”) per share.  Each Fund’s NAV is computed by adding total assets, subtracting all of the Fund’s liabilities, and dividing the result by the total number of shares outstanding.  Equity securities are valued based on market value.  Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service.  In some cases, the price of debt securities is determined using quotes obtained from brokers.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board of Trustees, under certain limited circumstances.  For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange.  A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value.  In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities.  Fair value pricing may be used by any of the Funds, but certain Funds are more likely to hold securities requiring fair value pricing.  The Emerging Markets Fund,  International Equity Fund, and Global Real Estate Fund (the “International Funds”) often fair value securities as a result of significant events occurring after the close of the foreign markets in which these Funds invest.  In addition, the High Yield Bond Fund may invest in illiquid securities requiring fair value pricing.  Securities of small capitalization companies are also more likely to require a fair value determination because they are more thinly traded and less liquid than the securities of larger capitalization companies.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Funds’ fair valuation procedures.  If any significant discrepancies are found, the Manager may adjust the Funds’ fair valuation procedures.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses.  Each Fund’s NAV per share is determined as of the close of the New York Stock Exchange (“Exchange”), generally 4:00 p.m. Eastern Time, on each day on which it is open for business.  Because the International Funds invest in securities primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the NAV per share of the International Funds may change on days when shareholders will not be able to purchase or redeem the International Funds’ shares.

Prospectus	89	Additional Information About the Funds

About Your Investment

Choosing Your Share Class

The Funds offer multiple classes of shares, one of which, C Class shares, are offered by this prospectus.  In addition to C Class shares, the Global Real Estate Fund offers one new share class in this prospectus, the Institutional Class.  Additional information concerning the Funds’ other share classes may be obtained by reading a copy of the applicable prospectus.  The different classes of shares represent investments in the same portfolio of securities, but each class has a different combination of purchase restrictions, sales charges and ongoing fees, allowing you to choose the class that best meets your needs.  The following sections explain the sales charges or other fees you may pay when investing in each class.

C Class Shares

C Class shares of each Fund are available to investors, including investors using intermediaries such as broker-dealers, at the Fund’s NAV per share, without an initial sales charge.  If you sell your shares within 13 months after buying them, you will normally pay a contingent deferred sales charge of 1%.  C Class shares are also subject to a Rule 12b-1 fee of up to 1% and a separate shareholder servicing fee of up to .25% of the Fund’s average daily net assets.

Institutional Class Shares

Institutional Class shares are offered without a sales charge to investors who make an initial investment of at least $250,000.  Institutional Class shares pay no Rule 12b-1 or shareholder servicing fees.

C Class Charges and Waivers

C Class Contingent Deferred Sales Charge

If you redeem C Class shares within 12 months of purchase, you may be charged a contingent deferred sales charge (“CDSC”) of 1%.  The CDSC generally will be deducted from your redemption proceeds.  In some circumstances, you may be eligible for one of the waivers described herein or in the statement of additional information.  You must advise the transfer agent of your eligibility for a waiver when you place your redemption request.

The amount of the CDSC will be based on the NAV of the redeemed shares at the time of the redemption or the original NAV, whichever is lower. Because of the rounding of the calculation in determining the CDSC, you may pay more or less than the indicated rate.  Your CDSC holding period is based upon the date of your purchase.

A contingent deferred sales charge is not imposed on any increase in NAV over the initial purchase price or shares you received through the reinvestment of dividends or capital gain distributions.

To keep your CDSC as low as possible, each time you place a request to sell shares, the Fund will redeem your shares in the following order:

•	shares acquired by the reinvestment of dividends or capital gains distributions;
•	other shares that are not subject to the CDSC;
•	shares held the longest during the holding period.

Broker-dealers who initiate and are responsible for purchases of C Class shares of a Fund may receive a sales commission at the time of sale of up to 1.00% of the purchase price of C Class shares of a Fund.

C Class Waiver of CDSC

A shareholder may qualify for a C Class CDSC waiver under certain circumstances.  To have your C Class CDSC waived, you must advise the Fund’s transfer agent, your broker-dealer or other financial intermediary of your eligibility at the time of redemption.  If you or your financial intermediary do not let the Fund’s transfer agent know that you are eligible for a waiver, you may not receive a waiver to which might otherwise be otherwise entitled.

The C Class CDSC may be waived if:

•	The redemption is due to a shareholder’s death or post-purchase disability;

•	The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value;

•	The redemption is a benefit payment made from a qualified retirement plan, unless the redemption is due to the termination of the plan or the transfer of the plan to another financial institution;

Prospectus	90	About Your Investment

•	The redemption is for a mandatory withdrawal from a traditional IRA account after age 70 ½;

•	The redemption is due to involuntary redemptions by the Fund as a result of your account not meeting the minimum balance requirements, the termination and liquidation of the Fund, or other actions;

•	The redemption is from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor (or Manager) allowing this waiver;

•	The redemption is to return excess contributions made to a retirement plan;

•	The redemption is to return contributions made due to a mistake of fact.

The SAI contains further details about the CDSC and the conditions for waiving the CDSC.

Information regarding CDSC waivers for C Class shares is available, free of charge, on the Fund’s website. Please visit http://www.americanbeaconfunds.com/index.asp (click on the link title “Sales Charge Information”).
You may also call (800) 658-5811 or consult with your financial advisor.

Purchase and Redemption of Shares

Eligibility

C Class shares are available to retail investors who invest directly through intermediary organizations, such as broker-dealers or other financial intermediaries, or through employee directed benefit plans, or directly with the Funds.  C Class shares are available for Traditional and Roth IRA accounts investing through American Beacon.

Institutional Class shares of the Global Real Estate Fund offered in this prospectus are available to all investors who meet the minimum initial investment.

Our investors include:

➢	agents or fiduciaries acting on behalf of their clients (such as employee benefit plans, personal trusts and other accounts for which a trust company or financial advisor acts as agent or fiduciary);
➢	endowment funds and charitable foundations;

➢	employee welfare plans that are tax-exempt under Section 501(c)(9) of the Internal Revenue Code of 1986, as amended (“Code”);

➢	qualified pension and profit sharing plans;

➢	cash and deferred arrangements under Section 401(k) of the Code;

➢	corporations; and

➢	other investors who make an initial investment of at least the minimum investment amounts.

Subject to your eligibility, you may invest in the Fund directly through us or through intermediary organizations, such as broker-dealers, insurance companies, plan sponsors, third party administrators and retirement accounts.

If you invest directly through us, the fees and policies with respect to the Fund’s shares that are outlined in this prospectus are set by the Fund.

If you invest through a financial intermediary, most of the information you will need for managing your investment will come from your financial intermediary.  This includes information on how to buy, sell and exchange shares of the Fund.  If you establish an account through a financial intermediary, the investment minimums described in this section may not apply.  Your broker-dealer or financial intermediary also may charge fees that are in addition to those described in this prospectus.  The broker-dealer or other financial intermediary may also receive commissions or other concessions which are paid from various sources, such as from sales charges and distribution and service fees.  Please contact your intermediary for information regarding investment minimums, how to purchase and redeem shares and applicable fees.

Minimum Initial Investment

C Class Shares

•	Minimum Initial Investment: $2,500

Institutional Class Shares

•	Minimum Initial Investment: $250,000

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The Manager may allow a reasonable period of time after opening an account for an Institutional Class investor to meet the initial investment requirement.  In addition, for investors such as trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through an aggregated purchase order for more than one client.

Because in most cases is it more advantageous to purchase A Class shares for amounts of $1 million or more, the Fund will decline a request to purchase C Class shares for $1 million or more.

Opening an Account

You may open an account through your broker-dealer or other financial intermediary.  Shares you purchase through your broker dealer will normally be held in your account with that firm.  Please contact your broker-dealer or other financial intermediary for more information on how to open an account.

You may also open an account directly through us.  A completed, signed application is required.  You may download an account application from the Funds’ web site at www.americanbeaconfunds.com.  You also may obtain an application form by calling:

•	1-800-658-5811

or, for Institutional Class shareholders:

•	1-800-967-9009

Mail to:
American Beacon Funds
P.O. Box 219643
Kansas City, MO 64121-9643
(or Institutional Class shareholders may) Fax to:
(816) 374-7408

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  When you open an account with the Funds or your financial institution, you will be asked for information that will allow the Funds or your financial institution to identify you.  Non-public corporations and other entities may be required to provide articles of incorporation, trust or partnership agreements, tax ID numbers, Social Security numbers for persons authorized to provide instructions on the account or other documentation.  The Funds and your financial institution are required by law to reject your new account application if the required identifying information is not provided.

Purchase Policies

Shares of the Funds are offered and purchase orders are typically accepted until 4:00 p.m. Eastern Time or the close of the New York Stock Exchange (“NYSE”) (whichever comes first) on each day on which the NYSE is open for business.  If a purchase order is received by the Funds in good order prior to the Fund’s deadline, the purchase price will be the net asset value (“NAV”) per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV per share of the following day that the Fund is open for business.

The Funds have authorized certain third party financial intermediaries, such as broker-dealers, insurance companies, third party administrators and trust companies, to receive purchase and redemption orders on behalf of the Funds and to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds.  A Fund is deemed to have received such orders when they are received by the financial intermediaries or their designees.  Thus, an order to purchase or sell Fund shares will be priced at the Fund’s next determined NAV after receipt by the financial intermediary or its designee. You should contact your broker-dealer or other financial intermediary to find out by what time your purchase order must be received so that it can be processed the same day.  It is the responsibility of your broker-dealer or financial intermediary to transmit orders that will be received by the Funds in proper form and in a timely manner.

Each Fund has the right to reject any purchase order or cease offering shares at any time.  Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.  The Funds will not accept “starter” checks, credit card checks, money

Prospectus	92	About Your Investment

orders, cashier’s checks, official checks, or third party checks.

Please refer to the section titled “Frequent Trading and Market Timing” for information on the Funds’ policies regarding frequent purchases, redemptions, and exchanges.

Redemption Policies

If you purchased shares of the Fund through your financial intermediary, please contact your broker-dealer or other financial intermediary to sell shares of the Fund.

If you purchased your shares directly from the Fund, your shares may be redeemed by telephone by calling 1-800-658-5811, via the Funds’ website, or by mail on any day that the Fund is open for business.

The redemption price will be the NAV next determined after a redemption request is received in good order, minus any applicable CDSC and/or redemption fees.  In order to receive the redemption price calculated on a particular business day, redemption requests must be received in good order by 4:00 p.m. Eastern Time or by the close of the NYSE (whichever comes first).  You should contact your broker-dealer or other financial intermediary to find out by what time your order must be received so that it can be processed the same day.

You may, within 90 days of redemption, reinvest all or part of your sale proceeds of your redemption of C Class shares of the Funds, without incurring an additional sales charge, in the same class of another American Beacon Fund, by sending a written request and a check to your financial intermediary or directly to the Funds.  Reinvestment must be into the same account from which you redeemed the shares or received the distribution.  Proceeds from a redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made.  Reinvestment will be at the NAV next calculated after the Funds receive your request.  You must notify the Funds and your broker-dealer or other financial intermediary at the time of investment if you decide to exercise this privilege.

Wire proceeds from redemption requests received in good order by 4:00 p.m. Eastern Time or by the close of the NYSE (whichever comes first) generally are transmitted to shareholders on the next day the Funds are open for business.  In any event, proceeds from a redemption request will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order.  Delivery of proceeds from shares purchased by check or pre-authorized automatic investment may be delayed until the funds have cleared, which may take up to ten days.

A redemption fee of 2% will be deducted from your redemption amount when you sell shares of the International Equity Fund, Emerging Markets Fund, High Yield Bond Fund or Global Real Estate Fund that you have owned for less than 90 days.  The redemption fee is paid to the Fund and is intended to discourage frequent trading and market timing. If you purchased shares on multiple dates, the shares you have held the longest will be redeemed first for purpose of assessing the redemption fee. The redemption fee does not apply to:

•	shares acquired through the reinvestment of dividends and distributions;

•	shares acquired through payroll contributions to a retirement or employee benefit plan;

•	shares redeemed through systematic redemption plans;

•	shares redeemed to return excess IRA contributions;

•
certain redemption transactions made within a retirement or employee benefit plan, such as minimum required distributions, loans and hardship withdrawals, or other transactions that are initiated by a party other than the plan participant; or

•	redemption transactions made within a “Qualified Wrap Program” as defined in the section titled “Frequent Trading and Market Timing.”

For more information on the redemption fee, including how the fee applies to investors who own shares through financial intermediaries, please see the section titled “Frequent Trading and Market Timing.”

The Funds reserve the right to suspend redemptions or postpone the date of payment for more than seven days (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund’s investments or determination of

Prospectus	93	About Your Investment

its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds’ shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of securities or other assets held by the Fund.  To the extent that a Fund redeems its shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of those securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities.

Please refer to the section titled “Frequent Trading and Market Timing” for information on the Funds’ policies regarding frequent purchases, redemptions, and exchanges.

Exchange Policies

If you purchased shares of a Fund through your financial intermediary, please contact your broker-dealer or other financial intermediary to determine if you may take advantage of the exchange policies described in this section and for its policies to effect an exchange.

If you purchased shares of the Fund directly through us, your shares may be exchanged by calling 1-800-658-5811 to speak to a representative.

Shares of any class of a Fund may be exchanged for shares of the same class of another American Beacon Fund under certain limited circumstances.  Since an exchange involves a concurrent purchase and redemption, please review the sections titled “Purchase Policies” and “Redemption Policies” for additional limitations that apply to purchases and redemptions.   The C Class CDSC is imposed on C Class shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged shares.  Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange.  However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending on when you originally purchased the exchanged shares.  For purposes of computing the CDSC, the length of time you owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

Before exchanging shares, shareholders should consider how the exchange may affect any CDSC that might be imposed on the subsequent redemption of remaining shares.

 If shares were purchased by check, to exchange out of one Fund and into another, a shareholder must have owned shares of the redeeming Fund for at least 10 days.

The minimum investment requirement must be met for the Fund into which the shareholder is exchanging.  Fund shares may be acquired through exchange only in states in which they can be legally sold.  The Funds reserve the right to charge a fee and to modify or terminate the exchange privilege at any time.  Please refer to the section titled “Frequent Trading and Market Timing” for information on the Funds’ policies regarding frequent purchases, redemptions, and exchanges.

Payments to Financial Intermediaries

The Funds and their affiliates (at their own expense) may pay compensation to financial intermediaries for shareholder-related services and, if applicable, distribution-related services, including administrative, sub-transfer agency, recordkeeping and shareholder communication services.   For example, compensation may be paid to make Fund shares available to sales representatives and/or customers of a fund supermarket platform or similar program sponsor or for services provided in connection with such fund supermarket platforms and programs.

The amount of compensation paid to different financial intermediaries may differ. The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Funds.  To the extent that a Fund pays (a portion) of such compensation, it is designed to compensate the financial intermediary for providing services that would otherwise be provided by the Funds or their transfer agent. To the extent a Fund affiliate pays such compensation, it would likely include amounts from that affiliate’s own resources and constitute what is sometimes referred to as “revenue sharing.”

Prospectus	94	About Your Investment

Compensation received by a financial intermediary from the Manager or another Fund affiliate may include payments for marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating (itself and) its salespersons with respect to Fund shares. For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding the Fund, including travel and lodging expenses. It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares; including costs incurred compensating (registered) sales representatives and preparing, printing and distributing sales literature.

Any compensation received by a financial intermediary, whether from a Fund or its affiliate(s), and the prospect of receiving it may provide the financial intermediary with an incentive to recommend the shares of a Fund, or a certain class of shares of a Fund, over other potential investments. Similarly, the compensation may cause financial intermediaries to elevate the prominence of the Fund within its organization by, for example, placing it on a list of preferred funds.

How to Purchase Shares
Through your Broker –Dealer or Other Financial Intermediary

Contact your broker-dealer or other financial intermediary to purchase shares of a Fund.  Your broker-dealer or financial intermediary can help you open a new account, review your financial needs and formulate long-term investment goals and objectives.  Your broker dealer or financial intermediary will transmit your request to the Fund and may charge you a fee for this service.  The Fund will not accept a purchase order of $1,000,000 or more for C Class shares, if the purchase is known to be on behalf of a single investor (not including dealer “street name” or omnibus accounts).  Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for determining the suitability of a particular share class for an investor.

By Check

The minimum initial and subsequent investment requirements for investments by check are:

Share Class	Minimum InitialInvestment Amount	Minimum SubsequentInvestment Amount
C Class	$2,500	$50
Institutional Class	$250,000	$50
Make the check payable to American Beacon Funds.

Include the shareholder’s account number, Fund name and Fund number on the check.

Mail the check to:
American Beacon Funds
P.O. Box 219643
Kansas City, MO 64121-9643

By Wire

The minimum initial and subsequent investment requirements for investments by wire are:

Share Class	Minimum Initial Investment Amount	Minimum SubsequentInvestment Amount
C Class	$2,500	$500
Institutional Class	$250,000	None

If your account has been established, call 1-800-658-5811 to purchase shares by wire.

Send a bank wire to State Street Bank and Trust Co. with these instructions:

➢	ABA# 0110-0002-8; AC-9905-342-3,
➢	Attn: American Beacon Funds
➢	the Fund name and Fund number, and
➢	shareholder account number and registration.

Via “My Account” on www.americanbeaconfunds.com

You may purchase C Class shares via “My Account” on www.americanbeaconfunds.com.

Prospectus	95	About Your Investment

Funds will be transferred automatically from your bank account via Automated Clearing House (“ACH”) if valid bank instructions were included on your application.

If not, please call 1-800-658-5811 for assistance with establishing bank instructions.

A $50 minimum applies.

By Pre-Authorized Automatic Investment (C Class shares only)

The minimum account size of $2,500 must be met before establishing an automatic investment plan.

Fill in required information on the account application, including amount of automatic investment ($50 minimum). Attach a voided check to the account application.

You may also establish an automatic investment plan through www.americanbeaconfunds.com.

Funds will be transferred automatically from your bank account via ACH on or about the 5th day of each month or quarter, depending upon which periods you specify.

If you establish your automatic investment plan through www.americanbeaconfunds.com, you can choose the date and frequency of transfer.

By Exchange

The minimum requirements to establish an account by making an exchange and to make subsequent exchanges are as follows:

Share Class	Minimum Amount to Establish a New Account	Minimum SubsequentExchange Amount
C Class	$2,500	$50
Institutional Class	$250,000	$50

To exchange shares, send a written request to the address above, or call 1-800-658-5811 and speak to a representative.  You may use the Automated Voice Response System for exchanges in the Investor Class only.

You also may exchange shares by visiting www.americanbeaconfunds.com via “My Account.”

If you purchased your shares through a financial intermediary, please contact your broker-dealer or other financial intermediary to exchange your shares.

Prospectus	96	About Your Investment

How to Redeem Shares

Through your Broker –Dealer or other Financial Intermediary

Contact your broker-dealer or other financial intermediary to sell shares of a Fund.  Your broker-dealer or other financial intermediary is responsible for transmitting your sale request to the transfer agent in proper form and in a timely manner.  Your financial intermediary may charge you a fee for selling your shares.

By Telephone

Call 1-800-658-5811 to request a redemption.

 Minimum redemption amounts and applicable class limitations, and policies as to the disposition of the proceeds of telephone redemptions are as follows:

Share Class	Minimum Redemption	Limitations	Disposition of Redemption Proceeds
C Class	$500 by wire or $50 by check or ACH	$50,000 per account	Mailed to account address of record; or Transmitted to commercial bank designated on the account application form.
Institutional Class	None	None	Transmitted to commercial bank designated on the account application form.

By Mail

Write a letter of instruction including:

➢	the Fund name and Fund number,

➢	shareholder account number,

➢	shares or dollar amount to be redeemed, and

➢	authorized signature(s) of all persons required to sign for the account.

Mail to:
American Beacon Funds
P.O. Box 219643
Kansas City, MO 64121-9643

Proceeds will be mailed to the account address of record or transmitted to commercial bank designated on the account application form.

Minimum redemption amounts are as follows:

C Class	$500 by wire, $50 by check or ACH
Institutional Class	None

Supporting documents may be required for redemptions by estates, trusts, guardianships, custodians, corporations, and welfare, pension and profit sharing plans.  Call 1-800-658-5811 for instructions.

To protect the Funds and your account from fraud, a STAMP 2000 Medallion signature guarantee is required for redemption orders:

Prospectus	97	About Your Investment

with a request to send the proceeds to an address or commercial bank account other than the address or commercial bank account designated on the account application, or for an account whose address has changed within the last 30 days if proceeds are sent by check.

The Funds only accept STAMP 2000 Medallion signature guarantees, which may be obtained at most banks, broker-dealers and credit unions. A notary public can not provide a signature guarantee. Call 1-800-658-5811 for instructions and further assistance.

Via “My Account” on www.americanbeaconfunds.com

If you have established bank instructions for your account, you may request a redemption by selecting “My Account” on www.americanbeaconfunds.com.

If bank instructions were not included on the account application form, please call 1-800-658-5811 to establish bank instructions.

Minimum wire, ACH and check redemption amounts and policies as to the disposition of the proceeds of redemptions via:”My Account” on www.americanbeaconfunds.com are as follows:

Share Class	Minimum Wire Amount	Minimum ACH or Check Amount	Disposition of Redemption Proceeds
C Class shares	$500	$50	Check mailed to account address of record; Wire transmitted to commercial bank designated on the account application form; or Funds transferred via ACH to bank account designated on application form.
Institutional Class shares	None	Not Available	Transmitted to commercial bank designated on the account application form or by check to address of record

By Exchange

Send a written request to the address above;

Call 1-800-658-5811 and use the Automated Voice Response System or speak to a representative to exchange shares,

Visit www.americanbeaconfunds.com and select “My Account”;

The minimum requirement to redeem shares by making an exchange is $50.

If you purchased your shares through a financial intermediary, please contact your broker-dealer or other financial intermediary to exchange your shares.

By Pre-Authorized Automatic Redemption (Class C only)

Fill in required information on the account application or establish via www.americanbeaconfunds.com ($50 minimum).

Proceeds will be transferred automatically from your Fund account to your bank account via ACH on or about the 15th day of each month.

Prospectus	98	About Your Investment

General Policies

If a C Class shareholder’s account balance falls below $ 2,500, the shareholder may be asked to increase the balance.  If a shareholder’s Institutional Class account balance falls below $75,000, the shareholder may be asked to increase the balance.

If the account balance remains below the applicable minimum account balance after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder.  IRA accounts will be charged an annual maintenance fee of $15.00 by the Custodian for maintaining either a Traditional IRA or a Roth IRA.

A Signature Validation Program (“SVP”) stamp may be required in order to change an account’s registration or banking instructions. You may obtain a SVP stamp at banks, broker-dealers and credit unions, but not from a notary public. The SVP stamp is analogous to the STAMP 2000 Medallion guarantee in that it is provided at similar institutions. However, it is used only for non-financial transactions.

The following policies apply to instructions you may provide to the Funds by telephone:

➢
The Funds, their officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

➢	The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

➢	Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

➢
liquidate a shareholder’s account at the current day’s NAV and remit proceeds via check if the Funds or a financial institution are unable to verify the shareholder’s identity within three business days of account opening,

➢
seek reimbursement from the shareholder for any related loss incurred by a Fund if payment for the purchase of Fund shares by check does not clear the shareholder’s bank, and reject a purchase order and seek reimbursement from the shareholder for any related loss incurred by a Fund if funds are not received by the applicable wire deadline.

 A shareholder will not be required to pay a CDSC when the registration for C Class shares is transferred to the name of another person or entity.  The transfer may occur by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares.  When C Class shares are transferred, the CDSC will continue to apply to the transferred shares and will be calculated as if the transferee had acquired the shares in the same manner and at the same time as the transferring shareholder.

Unclaimed accounts may be subject to state escheatment laws, and the Fund, the Manager and the transfer agent will not be liable to shareholders or their representatives for good faith compliance with those laws.

Frequent Trading and Market Timing

Frequent trading by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies.  Frequent, short-term trading of Fund shares in an attempt to profit from day-to-day fluctuations in the Fund’s NAV is known as market timing.  The International Equity, Emerging Markets, and High Yield Bond Funds are particularly at risk for market timing activity.  Please see Market Timing Risk under the description of each of these Funds.

The Funds’ Board of Trustees has adopted policies and procedures intended to discourage frequent trading and market timing.  These policies include a 2% redemption fee imposed on shares of the Emerging Markets, High Yield Bond, International Equity and Global Real Estate Funds that are sold within 90 days of purchase.  The redemption fee is described further in the “Redemption Policies” section.  Shareholders may transact one “round trip” in a Fund in any rolling 90-day period.  A “round trip” is defined as two transactions, each in an opposite direction. A round trip may involve (i) a purchase or exchange into a Fund followed by a redemption or exchange out of the same Fund or (ii) a redemption or exchange out of a Fund followed by a purchase or exchange into the same Fund.  If the Manager detects that a shareholder has exceeded one round trip in a Fund in any rolling 90-day period, the Manager, without prior notice to the shareholder, will

Prospectus	99	About Your Investment

prohibit the shareholder from making further purchases of that Fund.  In general, the Funds reserve the right to reject any purchase order, terminate the exchange privilege, or liquidate the account of any shareholder that the Manager determines has engaged in frequent trading or market timing, regardless of whether the shareholder’s activity violates any policy stated in this prospectus.

The round-trip limit does not apply to the following transaction types:

➢	shares acquired through the reinvestment of dividends and distributions;

➢	systematic purchases and redemptions;

➢	shares redeemed to return excess IRA contributions; or

➢
certain transactions made within a retirement or employee benefit plan, such as payroll contributions, minimum required distributions, loans, and hardship withdrawals, or other transactions that are initiated by a party other than the plan participant.

Financial intermediaries that offer Fund shares, such as broker-dealers, third party administrators of retirement plans, and trust companies, will be asked to enforce the Funds’ policies to discourage frequent trading and market timing by investors.  However, certain intermediaries that offer Fund shares have informed the Funds that they are currently unable to enforce the Funds’ policies on an automated basis.  In those instances, the Manager will monitor trading activity of the intermediary in an attempt to detect patterns of activity that indicate frequent trading or market timing by underlying investors.  In some cases, intermediaries that offer Fund shares have their own policies to deter frequent trading and market timing that differ from the Funds’ policies.  A Fund may defer to an intermediary’s policies.  For more information, please contact the financial intermediary through which you invest in the Funds.

The Manager monitors trading activity in the Funds to attempt to identify shareholders engaged in frequent trading or market timing.  The Manager may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.  The ability of the Manager to detect frequent trading and market timing activity by investors who own shares through an intermediary is dependent upon the intermediary’s provision of information necessary to identify transactions by the underlying investors.  The Funds have entered agreements with the intermediaries that service the Funds’ investors, pursuant to which the intermediaries agree to provide information on investor transactions to the Funds and to act on the Funds’ instructions to restrict transactions by investors who the Manager has identified as having violated the Funds’ policies and procedures to deter frequent trading and market timing.

Wrap programs offered by certain intermediaries may be designated “Qualified Wrap Programs” by the Funds based on specific criteria established by the Funds and a certification by the intermediary that the criteria have been met.  A Qualified Wrap Program is: (i) a wrap program whose sponsoring intermediary certifies that it has investment discretion over $50 million or more in client assets invested in mutual funds at the time of the certification, (ii) a wrap program whose sponsoring intermediary certifies that it directs transactions in accounts participating in the wrap program(s) in concert with changes in a model portfolio; (iii) managed by an intermediary that agrees to provide the Manager a description of the wrap program(s) that the intermediary seeks to qualify; and (iv) managed by an intermediary that agrees to provide the Manager sufficient information to identify individual accounts in the intermediary’s wrap program(s).  For purposes of applying the round-trip limit, transactions initiated by clients invested in a Qualified Wrap Program will not be matched to transactions initiated by the intermediary sponsoring the Qualified Wrap Program.  For example, a client’s purchase of a Fund followed within 90 days by the intermediary’s redemption of the same Fund would not be considered a round trip.  However, transactions initiated by a Qualified Wrap Program client are subject to the round-trip limit and will be matched to determine if the client has exceeded the round-trip limit.  In addition, the Manager will monitor transactions initiated by Qualified Wrap Program intermediaries to determine whether any intermediary has engaged in frequent trading or market timing.  If the Manager determines that an intermediary has engaged in activity that is harmful to a Fund, the Manager will revoke the intermediary’s Qualified Wrap Program status. Upon termination of status as a Qualified Wrap Program, all account transactions will be matched for purposes of testing compliance with the Funds’ frequent trading and market timing policies, including any applicable redemption fees.

The Funds reserve the right to modify the frequent trading and market timing policies and procedures and grant or eliminate waivers to such policies and procedures at any time without advance notice to shareholders. There can be no assurance that the Funds’ policies and procedures to deter frequent trading and market timing will have the intended

Prospectus	100	About Your Investment

effect nor that the Manager will be able to detect frequent trading and market timing.

Distributions and Taxes

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from foreign currency transactions. None of the Funds have a fixed dividend rate and none of the Funds guarantee they will pay any dividends or capital gains distributions in a particular period.  Monthly distributions are paid to shareholders on the first business day of the following month. Distributions are paid as follows:

Fund	Dividends Paid	Other Distributions Paid
Balanced	Quarterly	Annually
Large Cap Value	Annually	Annually
Large Cap Growth	Annually	Annually
Mid-Cap Value	Annually	Annually
Small Cap Value	Annually	Annually
International Equity	Annually	Annually
Emerging Markets	Annually	Annually
High Yield Bond	Monthly	Annually
Retirement Income and Appreciation	Monthly	Annually
Intermediate Bond	Monthly	Annually
Short-Term Bond	Monthly	Annually
Treasury Inflation Protected Securities	Semi-Annual	Annually
Global Real Estate	Quarterly	Annually
Zebra Large Cap Equity Fund	Annually	Annually
Zebra Small Cap Equity Fund	Annually	Annually

Options for Receiving Dividends and Distributions. When you open your Fund account, you can specify on your application how you want to receive distributions of dividends and capital gains. To change that option, you must notify the Transfer Agent. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares.  There are four payment options available:

•	Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.

•
Reinvest Only Dividends or Capital Gains. You can elect to reinvest some types of distributions in the Fund while receiving the other types of distributions by check or having them sent to your bank account by ACH. Different treatment is available for distributions of dividends and long-term capital gains.

•	Receive All Distributions in Cash. You can elect to receive all dividends and capital gains distributions by check or have them sent to your bank by ACH.

•
Reinvest Your Distributions in another American Beacon Fund. You can reinvest all of your dividends and capital gains distributions in another American Beacon Fund that is available for exchanges. You must have an existing account in the same share class in the selected fund.

Usually, any dividends and distributions of net realized gains (whether or not you choose to reinvest them)  are taxable events.  However, the portion of a Fund’s dividends derived from its investments in certain direct U.S. Government obligations is generally exempt from state and local income taxes.  The following table outlines the typical tax liabilities for transactions in taxable accounts:

Type of Transaction	Tax Status
Dividends from net investment income*	Ordinary income**
Distributions of excess net short-term capital gain over net long-term capital loss*	Ordinary income
Distributions of gains from certain foreign currency transactions*	Ordinary income
Distributions of excess net long-term capital gain over net short-term capital loss*	Long-term capital gains
Redemptions or exchanges of shares owned for more than one year	Long-term capital gains or losses
Redemptions or exchanges of shares owned for one year or less	Net gains are taxed at the same rate as ordinary income; net losses are subject to special rules
_________________

*    Whether reinvested or taken in cash.

**   Except for dividends that are attributable to

      qualified dividend income.

To the extent distributions of the excess of net long-term capital gain over net short-term capital loss are attributable to net capital gain that a Fund recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2011, they are subject to a 15% maximum federal income tax rate for individual shareholders.

Some foreign countries may impose taxes on dividends paid to and gains realized by the International Funds.  An International Fund may treat these taxes as a deduction or, under certain conditions, “flow the tax through” to its shareholders. In the latter event, a shareholder may either deduct the taxes or use them to calculate a credit against his or her federal income tax.

A portion of the dividends paid by the Balanced Fund, the Large Cap Value Fund, the Large Cap Growth Fund, the Mid-Cap Value Fund, the Small Cap Value Fund, the High Yield Bond Fund, the Retirement Income and Appreciation Fund, the Global Real Estate Fund, the Zebra Large Cap Equity Fund, and the Zebra Small Cap Equity Fund may be eligible for the 15% maximum federal income tax rate applicable to dividends that individuals receive through the year 2010.  The eligible portion for such a Fund may not exceed its qualified dividend income (“QDI”).  QDI is the aggregate of dividends a Fund receives from most domestic corporations and certain

Prospectus	101	About Your Investment

foreign corporations.  If a Fund’s QDI is at least 95% of its gross income (as specially computed) and the Fund satisfies certain holding period and other restrictions with respect to the shares on which the dividends are paid (and the shareholder meets similar restrictions with respect to its Fund shares), the entire dividend will qualify for the 15% maximum federal income tax rate.  A portion of the dividends paid by these Funds may also be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt-financing and other restrictions, but the eligible portion will not exceed the aggregate dividends a Fund receives from domestic corporations.  However, dividends that a corporate shareholder receives and deducts pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax.  Dividends paid by the Intermediate Bond and Short-Term Bond Funds will not qualify, and dividends an International Fund pays most likely will not qualify, for the maximum 15% rate or for the dividends-received deduction.  However, dividends from non-U.S. corporations will be eligible for the 15% rate if the United States has a tax treaty with the corporation’s jurisdiction of incorporation.  Please note the dividends paid by the Global Real Estate Fund will not qualify for the maximum 15% rate or for the dividends-received deduction to the extent attributable to the Fund’s REIT investments.

Shareholders may realize a taxable gain or loss when redeeming or exchanging shares.  That gain or loss generally is treated as a short-term or long-term capital gain or loss, depending on how long the redeemed or exchanged shares were held.  Any capital gain an individual shareholder recognizes through the year 2010 on a redemption or exchange of Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

Because of “noncash” expenses of the Global Real Estate Fund, such as property depreciation, an equity REIT’s cash flow will exceed its taxable income. The REIT, and in turn the Global Real Estate Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital, which will generally not be taxable to you to the extent of your cost basis in your Global Real Estate Fund shares and thereafter will be treated as capital gain.  Income received by the Global Real Estate Fund from certain equity interests in mortgage pooling vehicles is treated as “excess inclusion income.” The Global Real Estate Fund may derive such income either directly or through an investment in a U.S.-qualified REIT that holds such interests or qualifies as a taxable mortgage pool. The rules concerning excess inclusion income are complex and unduly burdensome in their current form, and the Manager is awaiting further guidance from the IRS on how these rules are to be implemented. Shareholders should talk to their tax advisors about whether an investment in the Global Real Estate Fund is a suitable investment given the potential tax consequences of the Global Real Estate Fund’s receipt and distribution of excess inclusion income.

Dividends and distributions of net realized gains from a Fund and gains recognized from the redemptions or exchanges of a Fund's shares will be subject to a 3.8% U.S. federal Medicare contribution tax on "net investment income," beginning in 2013, for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly).

This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult the Fund’s Statement of Additional Information for additional tax information and their tax advisors regarding specific questions as to the effect of federal, state and local income taxes on an investment in the Funds.  Each year, shareholders will receive tax information from the Funds to assist them in preparing their tax returns.

Additional Information

Distribution and Service Plans

The C Class shares of the Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which allows C Class  shares of the Funds to pay distribution and other fees for the sale of C Class Fund shares and for other services provided to shareholders.  The Plan also authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements, and any fees received by the sub-advisors pursuant to their Investment Advisory Agreements with the Manager, to be used for the sale and distribution of C Class and of Fund shares.

The Plan provides that each Fund will pay up to 1.00% per annum of the average daily net assets of C Class shares to the Manager (or another entity approved by the Board).

The Funds have also adopted a shareholder services plan for its C Class shares for certain non-distribution shareholder services provided by financial intermediaries. The shareholder services plan authorizes annual payment of up to 0.25% of the average daily net assets attributable to the C Class shares.

Because these fees are paid out of each Fund’s C Class assets on an on-going

Prospectus	102	About Your Investment

basis, over time these fees will increase the cost of your investment.

Portfolio Holdings

A complete list of each Fund’s holdings is made available on the Funds’ website on a monthly basis for all Funds except The Zebra Large Cap Equity and Zebra Small Cap Equity Funds.  The Zebra Large Cap Equity and Zebra Small Cap Equity Funds’ holdings are made available on the Funds’ website on a quarterly basis.  The holdings information is generally posted to the website approximately twenty days after the end of the month and remains available for six months thereafter for all Funds except The Zebra Large Cap Equity and Zebra Small Cap Equity Funds.  The holdings information for the Zebra Large Cap Equity and Zebra Small Cap Equity Funds are generally posted to the website approximately sixty days after the end of the quarter and remains available for six months thereafter.  A list of each Fund’s ten largest holdings is made available on the Funds’ website on a quarterly basis.  The ten largest holdings of the Funds are generally posted to the website approximately fifteen days after the end of each calendar quarter and remain available until the next quarter.  To access the holdings information, go to www.americanbeaconfunds.com and select “Fund Holdings” under the “I want info on . . .” menu on the home page.  A Fund’s ten largest holdings may also be accessed by selecting the “Funds Info” tab on the home page and then clicking on the name of the Fund.

A description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings is available in the Funds’ Statement of Additional Information, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Delivery of Documents

If you invest in the Funds through a financial institution, you may be able to receive the Funds’ regulatory mailings, such as the prospectus, Annual Report and Semi-Annual Report, by e-mail.  If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To reduce expenses, your financial institution may mail only one copy of the prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

Prospectus	103	About Your Investment

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years (or, if shorter, the period of the Fund’s operations).  Certain information reflects financial results for a single Fund share.  The total returns in each Fund’s table represent the rate that an investor would have earned (or lost) on an investment in that Fund (assuming reinvestment of all dividends and distributions).  Except as noted below, each Fund’s financial highlights were audited by   Ernst & Young LLP, Independent Registered Public Accounting Firm.  The report of Ernst & Young LLP , along with the Funds’ financial statements, is found in the Funds’ Annual Report, which you may obtain upon request.

The financial highlights shown below for the Global Real Estate Fund represent the financial history of the A Class shares of the CNL Fund, which was acquired by the Investor Class shares of the Global Real Estate Fund in a reorganization on February 26, 2010. The CNL Fund’s financial highlights were audited by PricewaterhouseCoopers LLP , Independent Registered Certified Public Accounting Firm. The report of PricewaterhouseCoopers LLP along with the CNL Fund’s financial statements, is found in the CNL Fund’s Annual Report, which you may obtain upon request.

C Class shares of the Funds and the Institutional Class shares of the Global Real Estate Fund commenced operations on September 1, 2010.  The financial highlights tables below represent the financial performance of other classes of the Funds, which are not offered in this prospectus.  In each case, the older share classes have different expense structures and performance than the C Class would have for the same periods.

			Balanced Fund-Investor Class
	Six Months Ended April 30,		Year Ended October 31,
For a share outstanding throughout the period:	2010 (unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$10.96		$9.91	$15.09	$14.91	$14.20	$13.62
Income from investment operations:
Net investment incomeA	0.13		0.30	0.41	0.41	0.35	0.34
Net gains (losses) on securities (both realized and unrealized)	1.07		1.23	(4.39)	0.87	1.44	1.01
Total income (loss) from investment operations	1.20		1.53	(3.98)	1.28	1.79	1.35
Less distributions:
Dividends from net investment income	(0.31)		(0.48)	(0.41)	(0.38)	(0.36)	(0.30)
Distributions from net realized gains on securities	---		—	(0.79)	(0.72)	(0.72)	(0.47)
Total distributions	(0.31)		(0.48)	(1.20)	(1.10)	(1.08)	(0.77)
Net asset value, end of period	$11.85		$10.96	$9.91	$15.09	$14.91	$14.20
Total returnB	11.17	B	16.29%	(28.39)%	9.06%	13.31%	10.12%
Ratios and supplemental data:
Net assets, end of period (in thousands)	$98,250		$94,915	$105,473	$202,750	$111,837	$86,875
Ratios to average net assets (annualized):
Expenses, net of waivers	0.92%		0.89%	0.82%	0.83%	0.85%	0.86%
Expenses, before waivers	0.92%		0.89%	0.82%	0.83%	0.85%	0.86%
Net investment income, net of waivers	2.30%		3.26%	3.12%	2.65%	2.55%	2.14%
Net investment income (loss), before waivers	2.30%		3.26%	3.12%	2.65%	2.55%	2.14%
Portfolio turnover rate	19	%B	57%	53%	50%	59%	58%58%

____________

A	Through October 31, 2005, net investment income was calculated by subtracting class expenses per share from the Fund’s net investment income per share before class expenses.

B	Not annualized.

Prospectus	104	About Your Investment

			Large Cap Value FundSM-Investor Class
	Six Months Ended April 30,		Year Ended October 31,
For a share outstanding throughout the period:	2010 (unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$15.51		$14.29	$24.83	$22.74	$20.16	$17.52
Income from investment operations:
Net investment incomeA,B	0.11		0.28	0.41	0.35	0.28	0.27
Net gains (losses) on securities (both realized and unrealized)	2.39		1.34	(9.88)	2.63	3.31	2.58
Total income (loss) from investment operations	2.50		1.62	(9.47)	2.98	3.59	2.85
Less distributions:
Dividends from net investment income	(0.25)		(0.40)	(0.36)	(0.28)	(0.25)	(0.23)
Distributions from net realized gains on securities	---		—	(0.71)	(0.61)	(0.76)	—
Total distributions	(0.25)		(0.40)	(1.07)	(0.89)	(1.01)	(0.23)
Net asset value, end of period	$17.76		$15.51	$14.29	$24.83	$22.74	$20.16
Total return	16.26	%C	11.99%	(39.72)%	13.46%	18.44%	16.33%
Ratios and supplemental data:
Net assets, end of period (in thousands)	$4,640,039		$3,798,632	$3,594,565	$5,198,835	$2,586,410	$526,357
Ratios to average net assets (annualized):
Expenses, net of waivers	0.96%		0.93%	0.83%	0.83%	0.85%	0.86%
Expenses, before waivers	0.96%		0.93%	0.83%	0.83%	0.85%	0.86%
Net investment income, net of waivers	1.21%		2.05%	1.94%	1.59%	1.61%	1.30%
Net investment income (loss), before waivers	1.21%		2.05%	1.94%	1.59%	1.61%	1.30%
Portfolio turnover rate	12	%C	27%	28%	20%	26%	25%

___________

A	Through October 31, 2005, net investment income was calculated by subtracting class expenses per share from the Fund’s net investment income per share before class expenses.

B
For purposes of this calculation, through October 31, 2007, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding.

C	Not annualized

			Large Cap Growth Fundsm-Institutional Class
	Six Months Ended April 30,		Year Ended October 31,
For a share outstanding throughout the period:	2010 (unaudited)		2009	A	2008	2007	2006	B	2005
Net asset value, beginning of period	$4.97		$4.49		$7.67	$6.89	$6.18		$5.82
Income from investment operations:
Net investment income	0.00	E	0.03		0.05	0.04	0.04		0.04
Net gains (losses) on securities (both realized and unrealized)	0.72		0.50		(2.97)	0.77	0.70		0.37
Total income (loss) from investment operations	0.72		0.53		(2.92)	0.81	0.74		0.41
Less distributions:
Dividends from net investment income	(0.01)		(0.05)		(0.04)	(0.03)	(0.03)		(0.05)
Distributions from net realized gains on securities	—		—		(0.22)	----	—		—
Total distributions	(0.01)		(0.05)		(0.26)	(0.03)	(0.03)		(0.05)
Net asset value, end of period	$5.68		$4.97		$4.49	$7.67	$6.89		$6.18
Total returnD	14.48	%C	12.09%		(39.35)%	11.84%	12.04%		7.06%
Ratios and supplemental data:
Net assets, end of period (in thousands)	$80		$130		$83	$119	$110		$105
Ratios to average net assets (annualized):
Expenses, net of waivers	0.90%		0.93%		0.89%	0.90%	0.90%		0.89%
Expenses, before waivers	0.90%		0.94%		0.95%	1.06%	0.99%		4.64%
Net investment income (loss), net of waivers	0.08%		0.38%		0.74%	0.58%	0.56%		(0.18)%
Net investment income (loss), before waivers	0.08%		0.36%		0.68%	0.42%	0.48%		(3.93)%
Portfolio turnover rate	49	% C	147%		112%	128%	181%		164%
____________

A	On March 17, 2009, Winslow Capital Management, Inc. assumed management of the Large Cap Growth Fund’s assets previously managed by Goldman Sachs Asset Management, L.P.

B	On September 12, 2006, The Renaissance Group, LLC assumed management of the Large Cap Growth Fund’s assets previously managed by J.P. Morgan Investment Management, Inc.

C	Not annualized.
D
May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The Total return of the Institutional Class for the year ended 2008 and has been restated from (39.48%)

E
For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.

Prospectus	105	About Your Investment

			Mid-Cap Value Fund-Investor Class
	Six Months Ended April 30,		Year Ended October 31,			February 28 to October 31,
For a share outstanding throughout the period:	2010 (unaudited)		2009	2008	2007	2006
Net asset value, beginning of period	$7.54		$5.92	$10.96	$10.80	$9.80
Income from investment operations:
Net investment income	0.03		0.07	0.14	0.10	0.01
Net gains (losses) on securities (both realized and unrealized)	1.83		1.66	(4.31)	0.40	0.99
Total income (loss) from investment operations	1.86		1.73	(4.17)	0.50	1.00
Less distributions:
Dividends from net investment income	(0.05)		(0.11)	(0.11)	(0.08)	—
Distributions from net realized gains on securities	—		—	(0.76)	(0.26)	—
Total distributions	(0.05)		(0.11)	(0.87)	(0.34)	—
Redemption fees added to beneficial interestsA	0.00		0.00	0.00	0.00	0.00
Net asset value, end of period	$9.35		$7.54	$5.92	$10.96	$10.80
Total returnB	24.77	%C	29.93%	(41.04)%	4.68%	10.20	%C
Ratios and supplemental data:
Net assets, end of period (in thousands)	$31,853		$23,369	$16,550	$43,158	$27,240
Ratios to average net assets (annualized):
Expenses, net of waivers	1.22%		1.23%	1.23%	1.23%	1.49	%D
Expenses, before waivers	1.27%		1.34%	1.32%	1.26%	1.61	%D
Net investment income, net of waivers	0.73%		0.98%	1.27%	0.93%	0.57	%D
Net investment income, before waivers	0.68%		0.87%	1.18%	0.90%	0.44	%D
Portfolio turnover rate	18	%C	42%	28%	35%	42	%E
__________

A	Amounts represent less than $0.01 per share.

B
 May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. For the Investor Class for the year ended 2008, the Total return has been restated from (41.14%).

C	Not annualized.
D	Annualized
E	Portfolio turnover rate is for the period from November 1, 2005 through October 31, 2006.

			Small Cap Value Fund-Investor Class
	Six Months Ended April 30,		Year Ended October 31,
For a share outstanding throughout the period:	2010 (unaudited)		2009	2008	2007	2006	2005	A
Net asset value, beginning of period	$14.05		$12.22	$21.62	$22.08	$20.04	$18.54
Income from investment operations:
Net investment income	0.02		0.08	0.20	0.16	0.13	0.09
Net gains (losses) on securities (both realized and unrealized)	3.95		1.91	(6.97)	1.07	2.89	2.24
Total income (loss) from investment operations	3.97		1.99	(6.77)	1.23	3.02	2.33
Less distributions:
Dividends from net investment income	(0.05)		(0.16)	(0.16)	(0.13)	(0.09)	(0.06)
Distributions from net realized gains on securities	—		—	(2.47)	(1.56)	(0.89)	(0.77)
Total distributions	(0.05)		(0.16)	(2.63)	(1.69)	(0.98)	(0.83)
Net asset value, end of period	$17.97		$14.05	$12.22	$21.62	$22.08	$20.04
Total returnB	28.28	C	16.68%	(35.04)%	5.83%	15.56%	12.63%
Ratios and supplemental data:
Net assets, end of period (in thousands)	$897,551		$719,239	$699,670	$1,316,188	$1,333,814	$1,320,853
Ratios to average net assets (annualized):
Expenses, net of waivers	1.18%		1.15%	1.06%	1.05%	1.06%	1.10%
Expenses before waivers	1.18%		1.15%	1.06%	1.05%	1.06%	1.10%
Net investment income (loss), net of waivers	0.18%		0.59%	1.12%	0.70%	0.59%	0.42%
Net investment income (loss), before waivers	0.18%		0.59%	1.12%	0.70%	0.59%	0.42%
Portfolio turnover rate	30	% C	61%	62%	52%	48%	47%
____________

A
Opus Capital Group, LLC was added as an investment advisor on February 1, 2005 and Metropolitan West Capital Management, LLC and Dreman Value Management, LLC were added as investment advisors on August 31, 2005.

B
May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.

Prospectus	106	About Your Investment

			International Equity Fund-Investor Class
	Six Months Ended April 30,		Year Ended October 31,
For a share outstanding throughout the period:	2010 (unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$15.30		$12.95	$26.99	$24.42	$20.79	$18.31
Income from investment operations:
Net investment incomeA,B	0.12		0.37	0.66	0.58	0.50	0.41
Net gains (losses) on securities (both realized and unrealized)A	0.57		2.87	(11.41)	4.26	4.84	2.29
Total income (loss) from investment operations	0.69		3.24	(10.75)	4.84	5.34	2.70
Less distributions:
Dividends from net investment income	(0.44)		(0.56)	(0.63)	(0.45)	(0.38)	(0.22)
Distributions from net realized gains on securities	----		(0.33)	(2.66)	(1.82)	(1.33)	—
Total distributions	(0.44)		(0.89)	(3.29)	(2.27)	(1.71)	(0.22)
Redemption fees added to beneficial interestC	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$15.55		$15.30	$12.95	$26.99	$24.42	$20.79
Total returnF	4.52	D	27.08%	(44.96)%	21.22%	27.20%	14.80%
Ratios and supplemental data:
Net assets, end of period (in thousands)	$444,863		$445,596	$426,473	$909,385	$771,298	$560,770
Ratios to average net assets (annualized):
Expenses, net of waiversA	1.06%		1.05%	0.92%	0.93%	0.96%	0.95%
Expenses, before waiversA	1.06%		1.05%	0.92%	0.93%	0.96%	0.95%
Net investment income, net of waiversA	1.53%		2.45%	2.82%	2.26%	2.25%	1.96%
Net investment income (loss), before waiversA	1.53%		2.45%	2.82%	2.26%	2.25%	1.96%
Portfolio turnover rateE	20	%D	41%	31%	38%	40%	37%

____________
A
The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the American Beacon International Equity Portfolio through February 28, 2006.

B	Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

C	Amounts represent less than $0.01 per share.
D	Not annualized
E
The International Equity Fund invested all of its investable assets in the American Beacon International Equity Portfolio through February 28, 2006. Portfolio turnover rate through February 28, 2006 is that of the American Beacon International Equity Portfolio.

F
May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The Total returns for the Investor Class for the year ended 2005, has been restated from 14.73%.

			Emerging Markets Fund-Investor Class
	Six Months Ended April 30		Year Ended October 31,
For a share outstanding throughout the period:	2010 (unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$11.77		$8.85	$23.91	$17.22	$14.98	$12.53
Income from investment operations:
Net investment income (loss)	0.01		0.04	0.17	0.11	0.09	0.15
Net gains (losses) on securities (both realized and unrealized)	1.33		4.35	(11.60)	9.11	4.55	3.41
Total income (loss) from investment operations	1.34		4.39	(11.43)	9.22	4.64	3.56
Less distributions:
Dividends from net investment income	(0.15)		(0.16)	(0.08)	(0.04)	(0.19)	(0.03)
Distributions from net realized gains on securities	----		(1.31)	(3.55)	(2.49)	(2.21)	(1.08)
Total distributions	(0.15)		(1.47)	(3.63)	(2.53)	(2.40)	(1.11)
Redemption fees added to beneficial interestsA	----		---	---	---	---	---
Net asset value, end of period	$12.96		$11.77	$8.85	$23.91	$17.22	$14.98
Total returnC	11.42	%B	60.24%	(55.75)%	60.38%	34.01%	29.86%
Ratios and supplemental data:
Net assets, end of period (in thousands)	$11,970		$10,208	$5,183	$11,694	$5,841	$2,592
Ratios to average net assets (annualized):
Expenses, net of waivers	1.76%		1.96%	1.72%	1.96%	2.04%	1.75%
Expenses, before waivers	1.76%		1.96%	1.72%	1.96%	1.91%	2.01%
Net investment income, net of waivers	0.07%		0.65%	1.00%	0.65%	0.49%	1.16%
Net investment income, before waivers	0.07%		0.65%	1.00%	0.65%	0.62%	0.90%
Portfolio turnover rate	32	%B	70%	82%	81%	67%	63%
____________

A	Amounts represent less than $0.01 per share.
B	Not annualized
C
May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. For the Investor Class for the years ended 2008, 2007, 2006, and 2005, the Total returns have been restated from (55.77%), 60.17%, 34.16%, and 29.95%, respectively.

Prospectus	107	About Your Investment

			High Yield Bond Fund-Investor Class
	Six Months Ended April 30		Year Ended October 31,
For a share outstanding throughout the period:	2010 (unaudited)		2009	2008	A	2007	2006	B	2005
Net asset value, beginning of period	$8.42		$6.77	$10.11		$10.21	$10.22		$10.87
Income from investment operations:
Net investment income	0.37		0.78	0.75		0.75	0.85		0.74
Net gains (losses) on securities (both realized and unrealized)	0.48		1.65	(3.34)		(0.10)	0.10		(0.85)
Total income (loss) from investment operations	0.85		2.43	(2.59)		0.65	0.95		(0.11)
Less distributions:
Dividends from net investment income	(0.37)		(0.78)	(0.75)		(0.75)	(0.85)		(0.74)
Distributions from net realized gains on securities	—		—	—		—	(0.11)		0.20
Total distributions	(0.37)		(0.78)	(0.75)		(0.75)	(0.96)		(0.54)
Net asset value, end of period	$8.90		$8.42	$6.77		$10.11	$10.21		$10.22
Total return	10.34	%C	38.70%	(27.24)%		6.52%	8.63%		2.69%
Ratios and supplemental data:
Net assets, end of period (in thousands)	$100,465		$90,736	$13,949		$28,758	$80,284		$120,360
Ratios to average net assets (annualized):
Expenses, net of waivers	1.03%		1.01%	1.10%		1.08%	1.08%		1.08%
Expenses, before waivers	1.03%		1.01%	1.10%		1.08%	1.08%		1.08%
Net investment income, net of waivers	8.68%		9.36%	8.06%		7.32%	7.33%		7.00%
Net investment income, before waivers	8.68%		9.36%	8.06%		7.32%	7.33%		7.00%
Portfolio turnover rate	103	%C	212%	157%		92%	88%		128%
____________

A	On May 21, 2008, Post Advisory Group, LLC ceased managing a portion of the High Yield Bond Fund and on May 22, 2008 Logan Circle Partners, L.P. began managing a portion of the High Yield Bond Fund.

B	Franklin Advisers, Inc. was added as an investment advisor to the High Yield Bond Fund on September 12, 2006.
C	Not annualized

			Retirement Income and Appreciation Fund-Investor Class
	Six Months Ended April 30		Year Ended October 31,
For a share outstanding throughout the period:	2010 (unaudited)		2009		2008	2007	2006	2005
Net asset value, beginning of period	$10.25		$8.80		$10.50	$10.25	$9.98	$10.16
Income from investment operations:
Net investment income	0.21		0.32		0.41	0.36	0.33	0.29
Net gains (losses) on securities (both realized and unrealized)	0.13		1.53		(1.39)	0.32	0.29	(0.16)
Total income (loss) from investment operations	0.34		1.85		(0.98)	0.68	0.62	0.13
Less distributions:
Dividends from net investment income	(0.17)		(0.40)		(0.49)	(0.42)	(0.35)	(0.31)
Distributions from net realized gains on securities	—		—		(0.23)	(0.01)	—	—
Return of capital	—		0.00	B	—	—	—	—
Total distributions	(0.17)		(0.40)		(0.72)	(0.43)	(0.35)	(0.31)
Net asset value, end of period	$10.42		$10.25		$8.80	$10.50	$10.25	$9.98
Total return	3.30	%A	21.50%		(10.02)%	6.75%	6.36%	1.32%
Ratios and supplemental data:
Net assets, end of period (in thousands)	$117,182		$93,727		$100,469	$99,789	$125,915	$112,341
Ratios to average net assets (annualized):
Expenses	1.09%		1.01%		0.92%	0.94%	0.93%	0.92%
Expenses, before waivers	1.09%		1.01%		0.92%	0.94%	0.93%	0.92%
Net investment income	2.92%		3.86%		3.64%	3.69%	3.21%	2.79%
Net investment income, before waivers	2.92%		3.86%		3.64%	3.69%	3.21%	2.79%
Portfolio turnover rate	32	%A	53%		76%	103%	65%	41%
____________

A	Not annualized
B	The tax return of capital is calculated based upon outstanding shares at the time of distribution. Amounts are less than $0.01 per share.

Prospectus	108	About Your Investment

Intermediate Bond Fund-Investor Class	Six Months Ended April 30		March 2 to October 31,
For a share outstanding throughout the period:	2010 (unaudited)		2009
Net asset value, beginning of period	$10.68		$10.14
Income from investment operations:
Net investment income	0.18		0.27
Net gains (losses) on securities (both realized and unrealized)	0.03		0.54
Total income (loss) from investment operations	0.21		0.81
Less distributions:
Dividends from net investment income	(0.18)		(0.27)
Distributions from net realized gains on securities	—		—
Total distributions	(0.18)		(0.27)
Net asset value, end of period	10.71		$10.68
Total return	2.03	%A	8.05	%A
Ratios and supplemental data:
Net assets, end of period (in thousands)	$2,795		$2,213
Ratios to average net assets (annualized):
Expenses, net of waivers	0.72%		0.81	%B
Expenses, before waivers	0.85%		1.22	%B
Net investment income, net of waivers	3.48%		3.74	%B
Net investment income, before waivers	3.48%		3.33	%B
Portfolio turnover rate	41	%A	157	%C

A	Not annualized.

B	Annualized.

C	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

			Short-Term Bond Fund-Investor Class
	Six Months Ended April 30		Year Ended October 31,
For a share outstanding throughout the period:	2010 (unaudited)		2009		2008		2007		2006		2005
Net asset value, beginning of period	$8.84		$8.59		$8.81		$8.76		$8.77		$9.09
Income from investment operations:
Net investment income	0.09	A	0.20	A	0.29	A	0.35	A	0.27	A	0.28
Net gains (losses) on securities (both realized and unrealized)	0.04		0.34		(0.15)		0.09		0.07		(0.24)
Total income (loss) from investment operations	0.13		0.54		0.14		0.44		0.34		0.04
Less distributions:
Dividends from net investment income	(0.12)		(0.29)		(0.36)		(0.39)		(0.35)		(0.36)
Distributions from net realized gains on securities	—		—		—		—		—		—
Total distributions	(0.12)		(0.29)		(0.36)		(0.39)		(0.35)		(0.36)
Net asset value, end of period	$8.85		$8.84		$8.59		$8.81		$8.76		$8.77
Total return	1.53	%B	6.34%		1.54%		5.08%		4.01%		0.46%
Ratios and supplemental data:
Net assets, end of period (in thousands)	$44,709		$30,402		$7,733		$2,976		$7,189		$8,582
Ratios to average net assets (annualized):
Expenses, net of waivers	0.62%		0.54%		0.85%		0.87%		0.88%		0.87%
Expenses, before waivers	0.88%		0.85%		0.88%		0.98%		0.90%		0.94%
Net investment income, net of waivers	2.03%		2.20%		3.19%		3.91%		3.10%		2.59%
Net investment income, before waivers	1.76%		1.89%		3.16%		3.81%		3.08%		2.52%
Portfolio turnover rate	39	%B	140%		21%		40%		48%		38%
____________

A
For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.

B	Not annualized

Prospectus	109	About Your Investment

Treasury Inflation Protected Securities Fund-Investor Class
For a share outstanding throughout the period:	March 2 – December 31, 2009A
Net asset value, beginning of period	$9.25
Income from investment operations:
Net investment income	0.14
Net gains (losses) on securities (both realized and unrealized)	0.79
Total income (loss) from investment operations	0.93
Less distributions:
Dividends from net investment income	(0.05)
Distributions from net realized gains on securities	------
Tax return of capital………………………………………...	—
Total distributions	(0.05)
Net asset value, end of period	$10.13
Total return	10.05	%B
Ratios and supplemental data:
Net assets, end of period (in thousands)	$5,868
Ratios to average net assets (annualized):
Expenses, net of waivers	0.65	%C
Expenses, before waivers	0.81	%C
Net investment income, net of waivers	3.20	%C
Net investment income, before waivers	3.04	%C
Portfolio turnover rate	180	%D

A  Standish Mellon Asset Management Company, LLC was added as an investment advisor on December 11, 2009.

B  Not annualized.

C  Annualized.

D  Portfolio turnover rate is for the period from January 1 through December 31, 2009.

Global Real Estate Fund-Investor Class
Year Ended December 31,
For a share outstanding throughout the period:	2009		2008		2007	a
Net asset value, beginning of period	$4.61		$8.64		$10.00
Income from investment operations:
Net investment income (loss)b	0.09		0.10		0.07
Net realized and unrealized gains (loss) on investment transactions	1.63		(4.06)		(1.35)
Total income (loss) from investment operations	1.72		(3.96)		(1.28)
Less distributions from:
Net investment income	(0.20)		(0.07)		(0.08)
Total distributions to shareholders	(0.20)		(0.07)		(0.08)
Redemption fees	0.00	c	0.00	c	—
Net asset value, end of period	$6.13		$4.61		$8.64
Total return (%)d	37.77		(45.91)		(12.77	)e
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in thousands)	$3,378		$1,241		$61
Ratios to average net assets (annualized):
Expenses before expense waiver/reimbursement (%)	4.24		4.99		29.19	f
Expenses after waiver/reimbursement (%)	1.80		1.80		1.80	f
Net investment income (loss) (%)g	1.72		1.69		4.30	f
Portfolio turnover rate (%)	62		25		6	e

(a)           For the period from October 26, 2007 (commencement of operations) to December 31, 2007.
(b)           Per share amounts have been calculated using the average shares method.
(c)           Amount is less than $0.005 per share.
(d)           Does not reflect sales charges, which would reduce return.
(e)           Not annualized.
(f)           Annualized.
 (g)            Differences between classes are impacted by the timing of subscriptions and the timing of dividend income earned by the Fund.

Prospectus	110	About Your Investment

Additional Information

Additional information about the Funds is found in the documents listed below. Request a free copy of these documents by calling 1-800-658-5811 or you may access them on the Funds’ website at www.americanbeaconfunds.com.

Annual Report/Semi-Annual Report

The Funds’ Annual and Semi-Annual Reports list each Fund’s actual investments as of the report’s date. They also include a discussion by the Manager of market conditions and investment strategies that significantly affected the Funds’ performance. The report of the Funds’ Independent Registered Public Accounting Firm is included in the Annual Report.

Statement of Additional Information (“SAI”)

The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this prospectus by reference (it is legally part of this prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

To obtain more information about the Fund or to request a copy of the documents listed above:

By Telephone:	By Mail:	By E-mail:	On the Internet:
Call 1-800-658-5811	American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643	american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com Visit the SEC website at www.sec.gov

The SAI and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549-0102. The SAI and other information about the Fund may also be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Fund Service Providers:

Custodian State Street Bank and Trust Company Boston, Massachusetts	Transfer Agent Boston Financial Data Services Kansas City, Missouri	Independent Registered Public Accounting Firm Ernst & Young LLP Dallas, Texas	Distributor Foreside Fund Services, LLC Portland, Maine

SEC File Number 811-4984

American Beacon is a registered service mark of American Beacon Advisors, Inc. The American Beacon Funds, American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Large Cap Growth Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Fund, American Beacon International Equity Fund, American Beacon Emerging Markets Fund, American Beacon High Yield Bond Fund, American Beacon Retirement Income and Appreciation Fund, American Beacon Intermediate Bond Fund, American Beacon Short-Term Bond Fund,  American Beacon Treasury Inflation Protected Securities Fund, American Beacon Global Real Estate Fund, American Beacon Zebra Large Cap Equity Fund, and American Beacon Zebra Small Cap Equity Fund are service marks of American Beacon Advisors, Inc.

Prospectus	Additional Information

STATEMENT OF ADDITIONAL INFORMATION

AMERICAN BEACON FUNDSSM

September 1 , 2010

Balanced Fund
C CLASS [ABCCX ]
Large Cap Value Fund
CCLASS [ALVCX]
Large Cap Growth Fund
C CLASS [ABGCX]
Mid-Cap Value Fund
C CLASS [AMCCX]
Small Cap Value Fund
C CLASS [ASVCX]
International Equity Fund
C CLASS [AILCX]
Emerging Markets Fund
C CLASS [AEMCX]
High Yield Bond Fund
C CLASS [AHBCX]
Retirement Income and Appreciation Fund
C CLASS [ABACX]
Intermediate Bond Fund
C CLASS [AIBCX]
Short-Term Bond Fund
C CLASS [ATBCX]
Treasury Inflation Protected Securities Fund
C CLASS [ATSCX]
Global Real Estate Fund
C CLASS [ABECX]
INSTITUTIONAL CLASS [AREIX]

Zebra Large Cap Equity Fund
C CLASS [AZLCX]

Zebra Small Cap Equity Fund
C CLASS [AZSCX]

This Statement of Additional Information (“SAI”) should be read in conjunction with the Prospectus dated September 1, 2010 (the “Prospectus”) with respect to C Class shares for the separate series of American Beacon Funds (each, a “Fund” and collectively, the “Funds”) and the Institutional Class shares of the Global Real Estate Fund.  Copies of the Prospectus may be obtained without charge by calling (800) 658-5811.  You also may obtain copies of the Prospectus without charge by visiting the Funds' website at www.americanbeaconfunds.com.  This SAI is incorporated herein by reference to the Funds’ Prospectus.  In other words, it is legally a part of the Prospectus.  This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.

The American Beacon Funds’ Semi-Annual Report to Shareholders for the period ended April 30, 2010 , the American Beacon Funds’ Annual Report to Shareholders of the Treasury Inflation Protected Securities Fund for the period ended December 31, 2009 and The CNL Funds’ Annual Report to Shareholders for the period ended December 31, 2009 regarding the Global Real Estate Fund and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI.  The American Beacon Zebra Large Cap Equity Fund and the American Beacon Zebra Small Cap Equity Fund commenced operations June 1, 2010.  Accordingly, financial statements for those Funds are not available. To request an Annual Report, free of charge, please call (800) 658-5811.

ORGANIZATION AND HISTORY OF THE FUNDS

Each Fund is a separate investment portfolio of the American Beacon Funds (the “Trust”), an open-end management investment company organized as a Massachusetts business trust on January 16, 1987.  Each Fund constitutes a separate investment portfolio with a distinct investment objective and distinct purpose and strategy.  All of the Funds are diversified.  Each Fund is comprised of multiple classes of shares designed to meet the needs of different groups of investors.   This SAI relates to the C Class shares of the Trust and Institutional Class shares of the  Global Real Estate Fund.

NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

In addition to the investment strategies described in the Prospectus, the Balanced Fund, the Emerging Markets Fund, the High Yield Bond Fund, the International Equity Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid-Cap Value Fund, the Small Cap Value Fund, the Treasury Inflation Protected Securities Fund, and the Global Real Estate Fund, each may:

Invest up to 20% of its total assets in debt securities that are investment grade at the time of purchase, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, mortgage-backed securities, asset-backed securities, master-demand notes, Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other notes, inflation-indexed securities, and other debt securities. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations (“NRSROs”) rating that security, such as Standard & Poor’s Ratings Services (“Standard & Poor’s”) or Moody’s Investors Service, Inc. (“Moody’s”), or rated in one of the four highest rating categories by one NRSRO if it is the only NRSRO rating that security. Obligations rated in the fourth highest rating category are limited to 25% of each of these Funds’ debt allocations. These Funds, at the discretion of the Manager, or the applicable sub-advisor, may retain a debt security that has been downgraded below the initial investment criteria. The International Equity Fund may invest up to 20% of its total assets in non-U.S. debt securities that are rated at the time of purchase in one of the three highest rating categories by any NRSRO or, if unrated, are deemed to be of comparable quality by the applicable sub-advisor and traded publicly on a world market. The High Yield Bond Fund may invest more than 20% in investment grade debt securities and more than 25% in obligations rated in the fourth highest rating category.

Each Fund may (except where indicated otherwise):

1.           Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

2.           Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”), or exemptive relief granted by the Securities and Exchange Commission (“SEC”).

3.           Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. For all Funds that engage in securities lending, the Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

4.           Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager or the sub-advisors, as applicable, attempt to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

5.           Purchase securities in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (“1933 Act”), and resold to qualified institutional buyers under Rule 144A under the 1933 Act (“Section 4(2) securities”). The Funds will not invest more than 15% of their respective net assets in Section 4(2) securities and illiquid securities unless the Manager or the sub-advisor, as applicable, determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Trust’s Board of Trustees (“Board”) that any Section 4(2) securities held by such Fund in excess of this level are at all times liquid.

INVESTMENT RESTRICTIONS

Each Fund has the following fundamental investment policy that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.

All Funds

The following discusses the investment policies of each Fund and the Board.

In addition to the investment objectives noted in the Prospectus, the following restrictions have been adopted by each Fund and may be changed with respect to any such Fund only by the majority vote of that Fund’s outstanding interests. “Majority of the outstanding voting securities” under the 1940 Act and as used herein means, with respect to the Fund, the lesser of (a) 67% of the shares of the Fund present at the meeting if the holders of more than 50% of the shares are present and represented at the shareholders’ meeting or (b) more than 50% of the shares of the Fund.

No Fund may:

1.           Purchase or sell real estate or real estate limited partnership interests, provided, however, that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.  (All Funds other than the Global Real Estate Fund)

The Global Real Estate Fund may not purchase or sell real estate or real estate limited partnership interests, provided, however, that a Fund may invest in REITs, REOCs and securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.  The Global Real Estate Fund may hold real estate and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund’s ownership of such securities.

2.           Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).

3.           Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, a Fund may be deemed an underwriter under federal securities law.

4.           Lend any security or make any other loan except (i) as otherwise permitted under the 1940 Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of a portion of an issue of debt securities in accordance with a Fund’s investment objective, policies and limitations, or (iv) by engaging in repurchase agreements with respect to portfolio securities.

5.           Issue any senior security except as otherwise permitted (i) under the 1940 Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.

6.           Borrow money, except as otherwise permitted under the 1940 Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral.  For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.

7.           Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Fund’s total assets.

8.           Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) municipalities and their agencies and authorities are not deemed to be industries.  For purposes of this restriction, the Funds will regard tax-exempt securities issued by municipalities and their agencies not to be industry.  (All Funds other than the Global Real Estate Fund)

The Global Real Estate Fund may not invest more than 25% of its total assets in the securities ofcompanies primarily engaged in any one industry provided that: (i) this limitation does not apply toobligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipalities and their agencies and authorities are not deemed to be industries and (iii) this limitations does not apply to securities issued by real estate and real estate-related companies (in which the Fund intends to concentrate).

The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

The following non-fundamental investment restrictions apply to each Fund (except where noted otherwise) and may be changed with respect to each Fund by a vote of a majority of the Board. No Fund may:

1.           Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

2.           Purchase securities on margin or effect short sales, except that (i) a Fund may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities, and (ii) the High Yield Bond Fund may effect short sales.

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus with respect to a Fund, the other investment policies described in this SAI or in the Prospectus are not fundamental and may be changed by approval of the Trustees.

TEMPORARY DEFENSIVE POSITION

In times of unstable or adverse market, economic or political or other conditions, a Fund can invest in other types of securities for defensive purposes.  It can also purchase these type of securities for liquidity purposes to meet cash needs due to redemptions of shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities.

These temporary defensive investments can include (i) obligations issued or guaranteed by the U.S. Government, its agents or instrumentalities; (ii) commercial paper rated in the highest short term category by a nationally recognized statistical rating organization (“NRSRO”); (iii) domestic, Yankee and Eurodollar certificates of deposit or bankers’ acceptances of banks rated in the highest short term category by a NRSRO; (iv) any of the foregoing securities that mature in one year or less (generally known as “cash equivalents”); (v) other short-term corporate debt obligations; (vi) repurchase agreements; and (vii) shares of registered money market funds.

PORTFOLIO TURNOVER

Portfolio turnover is a measure of trading activity in a portfolio of securities, usually calculated over a period of one year. The rate is calculated by dividing the lesser amount of purchases or sales of securities by the average amount of securities held over the period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover can increase a Fund’s transaction costs and generate additional capital gains or losses.  The portfolio turnover rate for the Intermediate Bond Fund increased from 85% for the fiscal year ended October 31, 2007 to 105% for the fiscal year ended October 31, 2008.  The fiscal year ended October 31, 2008 was a period of extreme volatility in the markets, which, due to the active style of both managers of the Intermediate Bond Fund, caused the turnover to increase relative to the previous fiscal period.  The High Yield Bond Fund’s turnover rate increased from 92% for the fiscal year ended October 31, 2007 to 157% for the fiscal year ended October 31, 2008.  The increase was the direct result of a sub-advisor change. For the fiscal year ended October 31, 2009, the Short-Term Fund’s portfolio turnover rate increased from 21% for fiscal year ended October 31, 2008 to 140% for fiscal year ended October 31, 2009 due to sector re-allocation from treasury bonds to corporate and agency bonds.  The high yield market was extremely volatile in 2009.  The High Yield Bond Fund’s turnover rate increased from 157% for the fiscal year ended October 31, 2008 to 212% for the fiscal year ended October 31, 2009.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds publicly disclose portfolio holdings information as follows:

1.
a complete list of holdings for each Fund on an annual and semi-annual basis in the reports to shareholders within sixty days of the end of each fiscal semi-annual period and in publicly available filings of Form N-CSR with the SEC within ten days thereafter;

2.
a complete list of holdings for each Fund as of the end of its first and third fiscal quarters in publicly available filings of Form N-Q with the SEC within sixty days of the end of the fiscal quarter;

3.
a complete list of holdings for each Fund (other than the Zebra Large Cap Equity Fund and the Zebra Small Cap Equity Fund), as of the end of each month on the Funds’ website (www.americanbeaconfunds.com) approximately twenty days after the end of the month; the Zebra Large Cap Equity Fund and the Zebra Small Cap Equity Fund publicly disclosure portfolio holdings information as of the end of the calendar quarter on the Funds’ website (www.americanbeaconfunds.com) approximately sixty days after the end of the quarter; and

4.
ten largest holdings for each Fund as of the end of each calendar quarter on the Funds’ website (www.americanbeaconfunds.com) and in sales materials approximately fifteen days after the end of the calendar quarter.

Public disclosure of a Fund’s holdings on the website and in sales materials may be delayed when the investment manager informs the Manager that such disclosure could be harmful to the Fund.  In addition, individual holdings may be omitted from website and sales material disclosure, when such omission is deemed to be in a Fund’s best interest.

Occasionally, certain interested parties – including individual investors, institutional investors, intermediaries that distribute shares of the Funds, third-party service providers, rating and ranking organizations, and others – may request portfolio holdings information that has not yet been publicly disclosed by the Funds. As a policy, the Funds control the disclosure of nonpublic portfolio holdings information in an attempt to prevent parties from utilizing such information to engage in trading activity harmful to Fund shareholders. To this end, the Board has adopted a Policy and Procedures for Disclosure of Portfolio Holdings Information (the “Holdings Policy”). The purpose of the Holdings Policy is to define those interested parties who are authorized to receive nonpublic portfolio holdings information on a selective basis and to set forth conditions upon which such information may be provided. In general, nonpublic portfolio holdings may be disclosed on a selective basis only where it is determined that (i) there is a legitimate business purpose for the information, (ii) recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information; and (iii) disclosure is in the best interests of Fund shareholders.

Third Party Service Providers.    The Funds have ongoing arrangements with third party service providers that require access to holdings to provide services necessary to the Funds’ operations (“service providers”). These service providers routinely receive complete portfolio holdings information prior to the public disclosure of such information.  The service providers have a duty to keep the Funds’ nonpublic information confidential either through written contractual arrangements with the Manager or the Funds or by the nature of their role with respect to the Funds.  The Funds have determined that complete disclosure of nonpublic holdings information to the following categories of service providers fulfills a legitimate business purpose and is in the best interest of shareholders: investment managers, custodian banks, pricing services, fund accounting agents, independent registered public accounting firms, and securities lending agents. The Funds have ongoing arrangements to provide nonpublic holdings information to the following service providers: the Manager, the sub-advisors, State Street, Brown Brothers Harriman & Co. (“BBH”), and Ernst & Young, LLP.  State Street serves as the Trust’s custodian, accounting, and pricing agent.  State Street has access to complete Fund holdings on a daily basis with no lag.  BBH serves as the securities lending agent to the Funds that participate in securities lending activities and has access to the complete list of holdings of those Funds on a daily basis with no lag. Ernst & Young serves as the Funds’ independent registered public accounting firm and has access to the complete list of holdings on an annual basis with no lag.  In addition, Ernst & Young may be provided with holdings information on an ad hoc basis when the Manager seeks their advice on matters related to those holdings.

Certain third parties are provided with non-public information on particular holdings (not a complete list) on an ad hoc basis.  These third parties include: broker-dealers, borrowers of the Funds’ portfolio securities, legal counsel, and issuers (or their agents).  Broker-dealers utilized by the Funds in the process of purchasing and selling portfolio securities receive limited holdings information on a current basis with no lag.  For the Funds that participate in securities lending activities, potential borrowers of the Funds’ securities receive information pertaining to the Funds’ securities available for loan.  Such information is provided on a current basis with no lag.  The Manager may provide holdings information to legal counsel when seeking advice regarding those holdings.  From time to time, an issuer (or its agent) may contact the Funds requesting confirmation of ownership of the issuer’s securities.  Such holdings information is provided to the issuer (or its agent) as of the date requested.  The Funds do not have written contractual arrangements with these third parties regarding the confidentiality of the holdings information.  However, the Funds would not continue to utilize a third party that the Manager determined to have misused non-public holdings information.

Rating and Ranking Organizations .  The Funds have ongoing arrangements to provide periodic holdings information to certain organizations that publish ratings and/or rankings for the Funds.  The Funds have determined that selective and complete disclosure of holdings information to rating and ranking organizations fulfills a legitimate business purpose and is in the best interest of shareholders, as it provides existing and potential shareholders with an independent basis for evaluating the Funds in comparison to other mutual funds.  The Funds have the following arrangements with rating and ranking organizations for periodic disclosure of holdings and other related portfolio information:

Organization	Frequency of Disclosure	Lag
Bloomberg	Quarterly	Day following disclosure on Funds’ website
Lipper/Reuters	Monthly	5 business days
Morningstar	Monthly	Day following disclosure on Funds’ website

The rating and ranking organizations receiving fund holdings information prior to disclosure on the Funds’ website have provided written assurances that they will keep the information confidential and will not trade based on the information.  For those rating and ranking organizations that have not provided such assurances, the Funds withhold disclosure of fund holdings information until the day following disclosure on the Funds’ website.

Selective Disclosure .  Selective disclosure of nonpublic portfolio holdings information to parties other than rating and ranking organizations or service providers must meet all of the following conditions:

1.	Recipients of portfolio holdings information must agree in writing to keep the information confidential until it has been posted to the Funds’ website and not to trade based on the information ;
2.	Holdings may only be disclosed as of a month-end date;
3.	No compensation may be paid to the Funds, the Manager or any other party in connection with the disclosure of information about portfolio securities; and
4.	A member of the Manager’s Compliance Department must approve requests for disclosure of nonpublic holdings information.

In determining whether to approve a request for portfolio holdings disclosure, the Compliance Department shall consider the type of requestor and its relationship to the Funds, the stated reason for the request, any historical pattern of requests from that same individual or entity, the style and strategy of the Fund for which holdings have been requested (e.g. passive versus active management), whether the Fund is managed by one or multiple investment managers, and any other factors it deems relevant.  In its analysis, the Compliance Department shall attempt to uncover any apparent conflict between the interests of Fund shareholders on the one hand and those of the Manager or any affiliated person of the Fund on the other. For example, the Compliance Department will inquire whether the Manager has entered into any special arrangements with the requestor to share nonpublic portfolio holdings information in exchange for a substantial investment in the Funds or other products managed by the Manager. Any potential conflicts between shareholders and affiliated persons of the Funds that arise as a result of a request for portfolio holdings information shall be decided by the Manager in the best interests of shareholders. However, if a conflict exists between the interests of shareholders and the Manager, the Manager will present the details of the request to the Board who will either approve or deny the request. On a quarterly basis, the Manager will prepare a report for the Board outlining the requests for selective disclosure that were approved during the period.

The Compliance Department will determine whether a historical pattern of requests by the same individual or entity constitutes an “ongoing arrangement” and thus requires disclosure in the SAI.

LENDING OF PORTFOLIO SECURITIES

The Funds may lend securities from their portfolios to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions.  In connection with such loans, the Funds remain the owner of the loaned securities and continue to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities.  The Funds also have the right to terminate a loan at any time.  The Funds do not have the right to vote on securities while they are on loan.  However, it is the Funds’ policy to attempt to terminate loans in time to vote those proxies that the Funds determine are material to their interests.  Loans of portfolio securities may not exceed 33-1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). The Funds will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.  If the collateral consists of cash, the Funds will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment.  Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.  Loans are made only to borrowers that are deemed by the Manager to present acceptable credit risk on a fully collateralized basis.  In a loan transaction, the Funds will also bear the risk of any decline in value of securities acquired with cash collateral.  The Funds will minimize this risk by limiting the investment of cash collateral to U.S. Treasury bills and notes, U.S. Government agency discount and coupon notes, and U.S. Government money market funds, including in money market funds advised by the Manager.

TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees

The Trust is governed by its Board of Trustees.  The Board is responsible for and oversees the overall management and operations of the Trust and the Funds, which includes the general oversight and review of the Funds’ investment activities, in accordance with federal law and the law of the Commonwealth of Massachusetts as well as the stated policies of the Funds.  The Board oversees the Trust’s officers and service providers, including American Beacon Advisors, Inc., which is responsible for the management of the day-to-day operations of the Funds based on policies and agreements reviewed and approved by the Board.  In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers, including American Beacon’s investment personnel and the Trust’s Chief Compliance Officer.   The Board also is assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit and Compliance Committee), independent counsel and other experts as appropriate, all of whom are selected by the Board.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and its Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds.  American Beacon, as part of its responsibilities for the day-to-day operations of the Funds, is responsible for day-to-day risk management for the Funds.  The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Funds.  The Board performs this risk management oversight directly and, as to certain matters, through its committees (described above) and through the Independent Trustees.  The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.

In general, a Fund’s risks include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk.  The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Funds.  In addition, under the general oversight of the Board, American Beacon, each Fund’s investment advisor, and other service providers to the Funds have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Funds.  Different processes, procedures and controls are employed with respect to different types of risks.  Further, American Beacon as manager of the Funds oversees and regularly monitors the investments, operations and compliance of the Funds’ investment advisors.

The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons.  Senior officers of the Trust and senior officers of American Beacon, and the Funds’ Chief Compliance Officer (“CCO”) regularly report to the Board on a range of matters, including those relating to risk management.  The Board and the Investment Committee also regularly receive reports from American Beacon with respect to the investments, securities trading and securities lending activities of the Funds.  In addition to regular reports from American Beacon, the Board also receives reports regarding other service providers to the Trust, either directly or through American Beacon or the Funds’ CCO, on a periodic or regular basis.  At least annually, the Board receives a report from the Funds’ CCO regarding the effectiveness of the Funds’ compliance program.  Also, on an annual basis, the Board receives reports, presentations and other information from American Beacon in connection with the Board’s consideration of the renewal of each of the Trust’s agreements with American Beacon and the Trust’s distribution plans under Rule 12b-1 under the 1940 Act.

Senior officers of the Trust and senior officers of American Beacon also report regularly to the Audit and Compliance Committee on Fund valuation matters and on the Trust’s internal controls and accounting and financial reporting policies and practices.  In addition, the Audit Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Trustees meet with the Funds’ CCO to discuss matters relating to the Funds’ compliance program.

Board Structure and Related Matters

Board members who are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”) constitute at least two-thirds of the Board.  Richard A. Massman, an Independent Trustee, serves as Independent Chair of the Board.  The Independent Chair’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Interested Trustees; and serving as a liaison with other Trustees, the Trust’s officers and other management personnel, and counsel to the Funds.  The Independent Chair shall perform such other duties as the Board may from time to time determine.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter approved by the Board that delineates the specific responsibilities of that committee.  The Board has established three standing committees: the Audit and Compliance Committee, the Investment Committee and the Nominating and Governance Committee.  For example, the Investment Committee is responsible for oversight of the annual process by which the Board considers and approves each Fund’s investment advisory agreement with American Beacon, but specific matters related to oversight of the Fund’s independent auditors have been delegated by the Board to its Audit and Compliance Committee, subject to approval of the Audit and Compliance Committee’s recommendations by the Board.  The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations.  The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Funds, the number of Funds overseen by the Board, the arrangements for the conduct of the Funds’ operations, the number of Trustees, and the Board’s responsibilities.  On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each if its committees, the Trustees are able to oversee effectively the number of Funds in the complex.

The Trust is part of the American Beacon Funds Complex, which is comprised of the 18 portfolios within the Trust, 2 portfolios within the American Beacon Select Funds and 1 portfolio within American Beacon Mileage Funds, and 1 portfolio within the American Beacon Master Trust.  The same persons who constitute the Board also constitute the respective boards of trustees of American Beacon Select Funds, the American Beacon Mileage Funds and the American Beacon Master Trust.

The Board holds four regularly scheduled in-person meetings each year.  The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.  The Independent Trustees also hold at least one in-person meeting each year during a portion of which management is not present and may hold special meetings, as needed, either in person or by telephone.

The Trustees of the Trust are identified in the tables below, which provide information as to their principal business occupations held during the last five years and certain other information.  Subject to the Trustee Emeritus and Retirement Policy described below, a Trustee serves until his or her successor is elected and qualified or until his or her earlier death, resignation or removal.  Unless otherwise indicated, the address of each Trustee listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155.

Name and Age	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
INTERESTED TRUSTEES
Term Lifetime of Trust until removal, resignation or retirement*

Alan D. Feld** (73)	Trustee since 1996
Sole Shareholder of a professional corporation which is a Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Director, Clear Channel Communications (1984-2008); Trustee, CenterPoint Properties (1994-2006); Member, Board of Trustees, Southern Methodist University; Member, Board of Visitors, M.D. Anderson Hospital; Board of Visitors, Zale/Lipshy Hospital; Trustee, American Beacon Mileage Funds (1996-Present); Trustee, American Beacon Select Funds (1999-Present).

NON-INTERESTED TRUSTEES
Term Lifetime of Trust until removal, resignation or retirement*

W. Humphrey Bogart (66)	Trustee since 2004
Board Member, Baylor University Medical Center Foundation (1992-2004); Consultant, New River Canada Ltd. (mutual fund servicing company) (1998-2003); President and CEO, Allmerica Trust Company, NA (1996-1997); President and CEO, Fidelity Investments Southwest Company (1983-1995); Senior Vice President of Regional Centers, Fidelity Investments (1988-1995); Trustee, American Beacon Mileage Funds (2004-Present); Trustee, American Beacon Select Funds (2004-Present).

Brenda A. Cline (49)	Trustee since 2004
Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Trustee, Texas Christian University (1998-Present); Trustee, W.I. Cook Foundation, Inc. (d/b/a Cook Children’s Health Foundation) (2001-2006); Director, Christian Church Foundation (1999-2007); Trustee, American Beacon Mileage Funds (2004-Present); Trustee, American Beacon Select Funds (2004-Present).

Richard A. Massman (67)	Trustee since 2004 Chairman since 2008
Consultant and General Counsel Emeritus (2009-Present) and Senior Vice President and General Counsel (1994-2009), Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities); Chairman (2007-Present) and Director (2005-Present), The Dallas Opera Foundation; Chairman (2006-2009) and Director (2005-Present), Temple Emanu-El Foundation; Trustee, Presbyterian Healthcare Foundation (2006-Present); Trustee, American Beacon Mileage Funds (2004-Present); Trustee, American Beacon Select Funds (2004-Present).

R. Gerald Turner (64)	Trustee since 2001
President, Southern Methodist University (1995-Present); Director, ChemFirst (1986-2002); Director, J.C. Penney Company, Inc. (1996-Present); Director, California Federal Preferred Capital Corp. (2001-2003); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Director, First Broadcasting Investment Partners, LLC (2003-2007); Member, Salvation Army of Dallas Board of Directors; Member, Methodist Hospital Advisory Board; Co-Chair, Knight Commission on Intercollegiate Athletics; Trustee, American Beacon Mileage Funds (2001-Present); Trustee, American Beacon Select Funds (2001-Present).

Thomas M. Dunning (67)	Trustee since 2008
Consultant, (2008-Present); Chairman (1998-2008) and Chief Executive Officer (1998-2007), Lockton Dunning Benefits (consulting firm in employee benefits); Director, Oncor Electric Delivery Company LLC (2007-Present); Board Member, Baylor Health Care System Foundation (2007-Present); Vice Chair, State Fair of Texas (1987-Present); Board Member, Southwestern Medical Foundation (1994-Present);  Board Member, John Tower Center for Political Studies/SMU (2008-Present);  Board Member, University of Texas Development Board (2008-Present); Trustee, American Beacon Mileage Funds (2008-Present); Trustee, American Beacon Select Funds (2008-Present).

Eugene J. Duffy (56)	Trustee since 2008
Principal and Executive Vice President, Paradigm Asset Management (1994-Present); Director, Sunrise Bank of Atlanta (2008-Present); Chairman, Special Contributions Fund Board of Trustees, National Association for the Advancement of Colored People (2007-Present); Trustee, National Association for the Advancement of Colored People (2000-Present); Board of Visitors, Emory University (2006-Present); Trustee, Atlanta Botanical Garden (2006-Present); Board Member, Willie L. Brown Jr. Institute on Politics and Public Service (2001-Present); Chair, National Association of Securities Professionals (2000-2002); Deputy Chief Administrative Officer, City of Atlanta (1985-1990); Trustee, American Beacon Mileage Funds (2008-Present); Trustee, American Beacon Select Funds (2008-Present).

Paul J. Zucconi, CPA (70)	Trustee since 2008
Director, Affirmative Insurance Holdings, Inc. (producer of nonstandard automobile insurance) (2004-Present); Director, Titanium Metals Corporation (producer of titanium melted and mill products and sponge) (2002-Present); Director, Torchmark Corporation (life and health insurance products) (2002-Present); Director, National Kidney Foundation serving North Texas (2003-Present); Director, Dallas Chapter of National Association of Corporate Directors (2004-Present); Partner, KPMG (1976-2001); Trustee, American Beacon Mileage Funds (2008-Present); Trustee, American Beacon Select Funds (2008-Present).

*
The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, provided, however, that the board may determine to grant one or more annual exemptions to this requirement.

**
Mr. Feld is deemed to be an “interested person” of the Trust, as defined by the 1940 Act.  Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to the Manager and one or more of the Trust’s sub-advisors.

In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

W. Humphrey Bogart:  Mr. Bogart has extensive experience in the investment management business including as president and chief executive officer of an investment advisor and as a consultant, significant organizational management experience through start-up efforts with a national bank, service as a board member of a university medical center foundation, and multiple years of service as a Trustee.

Brenda A. Cline:  Ms. Cline has extensive organizational management, financial and investment experience as executive vice president, chief financial officer, secretary and treasurer to a foundation, service as a trustee to a private university, a children’s hospital and a school, including acting as a member of their investment and\or audit committees, extensive experience as an audit senior manager with a large public accounting firm, and multiple years of service as a Trustee.

Eugene J. Duffy:  Mr. Duffy has extensive experience in the investment management business and organizational management experience as a member of senior management, service as a director of a bank, service as a chairman of a charitable fund and as a trustee to an association, service on the board of a private university and non-profit organization, service as chair to an financial services industry association, and multiple years of service as a Trustee.

Thomas M. Dunning:  Mr. Dunning has extensive organizational management experience founding and serving as chairman and chief executive officer of a private company, service as a director of a private company, service as chairman of a large state municipal bond issuer and chairman of a large airport authority, also an issuer of bonds, service as a board member of a state department of transportation, service as a director of various foundations, service as chair of civic organizations, and multiple years of service as a Trustee.

Alan D. Feld:  Mr. Feld has experience as a business attorney, organizational management experience as chairman of a law firm, experience as a director of several publicly held companies; service as a trustee of a private university and a board member of a hospital, and multiple years of service as a Trustee.

Richard A. Massman:  Mr. Massman has experience as a business attorney, organizational management experience as a founding member of a law firm, experience as a senior vice president and general counsel of a large private company, service as the chairman and director of several foundations, including services on their Investment Committees and Finance Committees, chairman of a governmental board, chairman of various professional organizations and multiple years of service as a Trustee and as Independent Chair.

R. Gerald Turner:  Mr. Turner has extensive organizational management experience as president of a private university, service as a director and member of the audit and governance committees of various publicly held companies, service as a member to several charitable boards, service as a co-chair to an intercollegiate athletic commission, and multiple years of service as a Trustee.

Paul J. Zucconi:  Mr. Zucconi has extensive financial experience as partner with a large public accounting firm auditing financial services firms, including investment companies, organizational management and financial experience as a director to various publicly held and private companies, including acting as chairman or as a member of their audit and/or audit and compliance committees, service as a board member to a local chapter of not-for-profit foundation; service as a board member to a local chapter of a national association of corporate directors, and multiple years of service as a Trustee.

Committees of the Board

The Trust has an Audit and Compliance Committee (“Audit Committee”), consisting of Messrs. Zucconi (Chair), Duffy and Dunning.  Mr. Massman, as Chairman of the Trust, serves on the Audit Committee in an ex-officio capacity.  None of the members of the committee are “interested persons” of the Trust, as defined by the 1940 Act.  As set forth in its charter, the primary duties of the Trust’s Audit Committee are: (a) to oversee the accounting and financial reporting processes of the Trust and the Fund and their internal controls and, as the Committee deems appropriate, to inquire into the internal controls of certain third-party service providers; (b) to oversee the quality and integrity of the Trust's financial statements and the independent audit thereof; (c) to approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; (d) to oversee the Trust’s compliance with all regulatory obligations arising under applicable federal securities laws,  rules and regulations and oversee management’s implementation and enforcement of the Trust’s compliance policies and procedures (“Compliance Program”); and (e) to coordinate the Board’s oversight of the Trust’s Chief Compliance Officer in connection with his or her implementation of the Trust’s Compliance Program. The Audit and Compliance Committee met three times during the fiscal year ended August 31, 2010 and four times during the fiscal years ended October 31, and December 31, 2009.

The Trust has a Nominating and Governance Committee (“Nominating Committee”) that is comprised of Messrs. Feld (Chair) and Turner.  Mr. Massman, as Chairman of the Trust, serves on the Nominating Committee in an ex-officio capacity.  As set forth in its charter, the Nominating Committee’s primary duties are: (a) to make recommendations regarding the nomination of non-interested Trustees to the Board; (b) to make recommendations regarding the appointment of an Independent Trustee as Chairman of the Board; (c) to evaluate qualifications of potential “interested” members of the Board and Trust officers; (d) to review shareholder recommendations for nominations to fill vacancies on the Board; (e) to make recommendations to the Board for nomination for membership on all committees of the Board; (f) to consider and evaluate the structure, composition and operation of the Board; (g) to review shareholder recommendations for proposals to be submitted for consideration during a meeting of Fund shareholders; and (h) to consider and make recommendations relating to the compensation of Independent Trustees and of those officers as to whom the Board is charged with approving compensation. Shareholder recommendations for Trustee candidates may be mailed in writing, including a comprehensive resume and any supporting documentation, to the Nominating Committee in care of the Fund. The Nominating and Governance Committee met one time during the fiscal year ended August 31, 2010 and three times during the fiscal years ended October 31, and December 31, 2009.

The Trust has an Investment Committee that is comprised of Mr. Bogart (Chair) and Ms Cline.  Mr. Massman, as Chairman of the Trust, serves on the Investment Committee in an ex-officio capacity.  As set forth in its charter, the Investment Committee’s primary duties are: (a) to review and evaluate the short- and long-term investment performance of the Manager and each of the designated sub-advisors to the Fund; (b) to evaluate recommendations by the Manager regarding the hiring or removal of designated sub-advisors to the Fund; (c) to review material changes recommended by the Manager to the allocation of Fund assets to a sub-advisor; (d) to review proposed changes recommended by the Manager to the investment objective or principal investment strategies of the Fund; and (e) to review proposed changes recommended by the Manager to the material provisions of the advisory agreement with a sub-advisor, including, but not limited to, changes to the provision regarding compensation. The Investment Committee met two times during the fiscal year ended August 31 2010 and five times during the fiscal years ended October 31, and December 31, 2009.

Trustee Ownership in the Funds

The Trustees who owned shares of any Fund are listed in the following tables with the dollar range of their ownership in such Fund(s) and the Trust as a whole as of the calendar year ended December 31, 2009.

INTERESTED
Feld
Balanced	None
Emerging Markets	None
Global Real Estate	None
High Yield Bond	None
Intermediate Bond	None
International Equity	None
Large Cap Growth	None
Large Cap Value	None
Mid-Cap Value	None
Retirement Income and Appreciation	None
Short-Term Bond	None
Small Cap Value	None
Treasury Inflation Protected Secs.	None
Zebra Large Cap Equity Fund	None
Zebra Small Cap Equity Fund	None
Aggregate Dollar Range of Equity Securities in all Trusts (22 Funds)	Over $100,000

NON-INTERESTED
	Bogart	Cline	Massman	Turner	Dunning	Duffy	Zucconi
Balanced	None	$1-$10,000	$50,001-$100,000	None	None	None	None
Emerging Markets	None	$1-$10,000	$10,001-$50,000	None	None	None	None
Global Real Estate	None	None	None	None	None	None	None
High Yield Bond	None	None	$10,001-$50,000	None	None	None	None
Intermediate Bond	None	None	$10,001-$50,000	None	None	None	None
International Equity	None	$50,001-$100,000	$50,001-$100,000	None	None	None	None
Large Cap Growth	None	None	$10,001-$50,000	None	Over $100,000	None	None
Large Cap Value	None	None	$50,001-$100,000	$50,001-$100,000	$10,001-$50,000	None	$10,001-$50,000
Mid-Cap Value	None	None	$10,001-$50,000	$10,001-$50,000	None	None	None
Retirement Income and Appreciation	None	None	None	None	None	None	None
Short-Term Bond	None	None	$10,001-$50,000	None	$50,001-$100,000	None	None
Small Cap Value	$10,001-$50,000	$1-$10,000	$50,001-$100,000	$50,001-$100,000	1-$10,000	None	None
Treasury Inflation Protected Secs.	None	None	$10,001-$50,000	None	None	None	None
Zebra Large Cap Equity Fund	None	None	None	None	None	None	None
Zebra Small Cap Equity Fund	None	None	None	None	None	None	None
Aggregate Dollar Range of Equity Securities in all Trusts (22 Funds)	$10,001-$50,000	$50,001-$100,000	Over $100,000	Over $100,000	Over $100,000	None	$10,001-$50,000

Trustee Compensation

As compensation for their service to the Trust, the American Beacon Mileage Funds, the American Beacon Select Funds and the Master Trust (collectively, the “Trusts”), each Trustee is compensated as follows: (1) an annual retainer of $110,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $2,500 for attendance by Board members at quarterly Board meetings, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and (c) $1,500 for attendance by Committee members at meetings of the Nominating Committee; and (3) reimbursement of reasonable expenses incurred in attending such Board and Committee meetings.

Mr. Massman was elected as Chairman April 15, 2008.  For his service as Chairman, Mr. Massman will receive an additional annual payment of $15,000.  He also receives an additional $2,500 per quarter for his services as an ex-officio member of multiple committees.  Total compensation (excluding reimbursements) is reflected in the following tables for the Funds’ fiscal years ended October 31, 2009, December 31, 2009 with respect to the Treasury Inflation Protected Securities Fund and the Global Real Estate Fund and August 31, 2010 with respect to the Zebra Large Cap Equity Fund and Zebra Small Cap Equity Fund.

Total compensation for fiscal year ended October 31, 2009 is reflected in the table below:

Name of Trustee	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of the Trust’s Expenses	Total Compensation From the Trusts (19 funds)
INTERESTED TRUSTEES
Alan D. Feld	$117,126	$0	$137,000

NON-INTERESTED TRUSTEES
W. Humphrey Bogart	$121,829	$0	$142,500
Brenda A. Cline	$121,829	$0	$142,500
Eugene J. Duffy	$121,829	$0	$142,500
Thomas M. Dunning	$121,829	$0	$142,500
Richard A. Massman	$134,653	$0	$157,500
R. Gerald Turner	$114,989	$0	$134,500
Paul Zucconi	$119,691	$0	$140,000

Total compensation for fiscal year ended December 31, 2009 is reflected in the table below:

Name of Trustee	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of the Trust’s Expenses	Total Compensation From the Trusts (19 funds)
INTERESTED TRUSTEES
Alan D. Feld	$114,343	$0	$127,000

NON-INTERESTED TRUSTEES
W. Humphrey Bogart	$119,295	$0	$132,500
Brenda A. Cline	$119,295	$0	$132,500
Eugene J. Duffy	$119,295	$0	$132,500
Thomas M. Dunning	$119,295	$0	$132,500
Richard A. Massman	$132,800	$0	$147,500
R. Gerald Turner	$112,092	$0	$124,500
Paul Zucconi	$119,295	$0	$132,500

Total compensation for fiscal year ended August 31, 2010 is reflected in the table below
Name of Trustee	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of the Trust’s Expenses	Total Compensation From the Trusts (22 funds)
INTERESTED TRUSTEES
Alan D. Feld	$118,912	$0	$129,500

NON-INTERESTED TRUSTEES
W. Humphrey Bogart	$123,962	$0	$135,000
Brenda A. Cline	$123,962	$0	$135,000
Eugene J. Duffy	$123,962	$0	$135,000
Thomas M. Dunning	$123,962	$0	$135,000
Richard A. Massman	$137,736	$0	$150,000
R. Gerald Turner	$116,616	$0	$127,000
Paul Zucconi	$123,962	$0	$135,000

The Boards have adopted an Emeritus Trustee and Retirement Plan (“Plan”). The Plan provides that a Trustee who has served on the Boards as of June 4, 2008, and who has reached a mandatory retirement age established by the Board (currently 72) is eligible to elect Trustee Emeritus status. The Boards, through a majority vote, may determine to grant one or more annual exemptions to this mandatory retirement requirement.  Additionally, a Trustee who has served on the Board of one or more Trusts for at least 5 years as of June 4, 2008, may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status.

A person may serve as a Trustee Emeritus and receive related benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business.  As of the date of this SAI, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as set forth below.  Unless otherwise indicated, the address of each Officer is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155.

Name and Age	Position, Term of Office and Length of Time Served with each Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS
Term One Year

William F. Quinn (62)	Executive Vice President from 2007 to 2008 and 2009 to Present President from 1987 to 2007and 2008 to 2009 Trustee from 1987 to 2008
Executive Chairman (2009-Present), Chairman (2006-2009), CEO (2006-2007), President (1986-2006), and Director (2003-Present), American Beacon Advisors, Inc.; Chairman (1989-2003) and Director (1979-1989, 2003-Present), American Airlines Federal Credit Union; Director, Hicks Acquisition I, Inc. (2007-2009); Director, Crescent Real Estate Equities, Inc. (1994-2007); Director, Pritchard, Hubble & Herr, LLC (investment adviser) (2001-2006); Director of Investment Committee, Southern Methodist University Endowment Fund (1996-Present); Member, Southern Methodist University Cox School of Business Advisory Board (1999-2002); Member , New York Stock Exchange Pension Managers Advisory Committee (1997-1998, 2000-2002, 2006-Present); Vice Chairman (2004-2007) and Chairman (2007-Present), Committee for the Investment of Employee Benefits; Director, United Way of Metropolitan Tarrant County (1988-2000, 2004-Present); Trustee (1995-2008) and President (1995-2007, 2008-2009), American Beacon Mileage Funds; Trustee (1999-2008) and President (1999-2007, 2008-Present), American Beacon Select Funds; Director, American Beacon Global Funds SPC (2002-Present); Director, American Beacon Global Funds, plc (2007-2009).

Gene L. Needles, Jr. (55)	President since 2009 Executive Vice President 2009
President, CEO and Director (2009-Present), American Beacon Advisors, Inc.; President (2009-Present), American Beacon Mileage Funds; President (2008-2009), Touchstone Investments; President (2003-2007), CEO (2004-2007), Managing Director of Sales (2002-2003), National Sales Manager (1999-2002), and Regional Sales Manager (1993-1999), AIM Distributors.

Rosemary K. Behan (51)	VP, Secretary and Chief Legal Officer since 2006
Vice President, Legal and Compliance, American Beacon Advisors, Inc. (2006-Present); Assistant General Counsel, First Command Financial Planning, Inc. (2004-2006); Attorney, U.S. Securities and Exchange Commission (1995–2004).

Brian E. Brett (50)	VP since 2004	Vice President, Director of Sales and Marketing, American Beacon Advisors, Inc. (2004-Present); Regional Vice President, Neuberger Berman, LLC (investment adviser) (1996-2004).
Wyatt L. Crumpler (44)	VP since 2007

Vice President, Asset Management (2009-Present) and Vice President, Trust Investments (2007-2009), American Beacon Advisors, Inc. ; Managing Director of Corporate Accounting (2004-2007) and Director of IT Strategy and Finance (2001-2004), American Airlines, Inc.

Michael W. Fields (56)	VP since 1989
Vice President, Fixed Income Investments, American Beacon Advisors, Inc. (1988-Present); Director, American Beacon Global Funds SPC (2002-Present); Director, American Beacon Global Funds plc (2007-2009).

Melinda G. Heika (49)	Treasurer since 2010	Vice President, Finance & Accounting (2010-Present); Controller (2005-2009); Assistant Controller (1998-2004), American Beacon Advisors, Inc.
Terri L. McKinney (46)	VP since 2010
Vice President, Enterprise Services (2009-Present), Managing Director (2003-2009), and Director of Marketing & Retail Sales (1996-2003), American Beacon Advisors, Inc.; Vice President, Board of Trustees (2008-Present), Trustee, (2006-2008), Down Syndrome Guild of Dallas.

Jeffrey K. Ringdahl (35)	VP since 2010
Chief Operating Officer, American Beacon Advisors, Inc. (2010-Present); Vice President, Product Management, Touchstone Advisors, Inc. (2007-2010); Senior Director, Business Integration, Fidelity Investments (2005-2007).

Christina E. Sears (38)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer (2004-Present) and Senior Compliance Analyst (1998-2004), American Beacon Advisors, Inc.

CODE OF ETHICS

The Manager, the Trust and the Sub-advisors have each adopted a Code of Ethics (“Code”) under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees with access to non-public portfolio information. For example, each Code generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase (with limited exceptions) or sale by any Fund. In addition, the Manager’s and Trust’s Codes require employees to report trades in shares of the Trusts.  Each Code is on public file with, and may be obtained from, the SEC.

PROXY VOTING POLICIES

From time to time, the Funds may own a security whose issuer solicits a proxy vote on certain matters. The Trusts have adopted a Proxy Voting Policy and Procedures (the "Policy") that sets forth guidelines and procedures designed to ensure that the Manager and sub-advisors vote such proxies in the best interests of Fund shareholders. The Policy includes procedures to address potential conflicts of interest between the Funds' shareholders and the Manager, the Sub-advisors or their affiliates.  Please see Appendix A for a copy of the Policy, as amended. Each Fund’s proxy voting record for the most recent year ended June 30 is available as of August 31 of each year upon request and without charge by calling 1-800-967-9009 or by visiting the SEC's website at http://www.sec.gov. The proxy voting record can be found in Form N-PX on the SEC’s website.

As noted in the Policy, proxy voting for the Funds that invest primarily in the securities of foreign issuers and proxy voting for the portion of the Global Real Estate Fund that invests in issuers other than North American issuers, has been delegated to such Funds’ Sub-advisors. The International Equity and Emerging Markets Funds have each adopted the proxy voting policies and procedures of their respective sub-advisors for the portion of each Fund’s assets under management by that sub-advisor.  The Board has delegated proxy voting authority to the Sub-advisor for the Global Real Estate Fund with respect to the portion of the Fund that invests in securities other than securities of North American issuers.  Each sub-advisor’s proxy voting policy and procedures are summarized (or included in their entirety) in Appendix B.

CONTROL PERSONS AND 5% SHAREHOLDERS

Set forth below are the entities or persons that own 5% or more of the outstanding shares of a Fund or Class as of August 5, 2010. Ownership of shares is reported for other classes of shares not included in this SAI and does not include C Class shares of the Funds and the Institutional Class shares of the Global Real Estate Fund because such shares are newly offered as of September 1, 2010. Entities or persons owning more than 25% of the outstanding shares of a Fund may be deemed to control that Fund. The actions of an entity or person that controls a Fund could have an effect on other shareholders. For instance, a control person may have effective voting control over that Fund or large redemptions by a control person could cause a Fund’s other shareholders to pay a higher pro rata portion of the Fund’s expenses. The Trustees and officers of the Trusts, as a group, own more than 1% of the following classes of each Fund's shares outstanding: Short Term Bond (Institutional Class) 1.25%, Emerging Markets (Institutional Class) 14.64%, High Yield Bond (Institutional Class) 5.10%, Mid-Cap Value (Institutional Class) 14.41%,  Global Real Estate (Investor Class) 3.67%, and Large Cap Growth (Institutional Class) 99.96%.  All Trustees and officers of the Trusts, as a group, own less than 1% of all other classes of each Fund's shares outstanding.

LIST OF 5% SHAREHOLDERS
(as of August 5, 2010)
American Beacon Funds
(Institutional Class, Y Class, Investor Class, Advisor Class, AMR Class, A Class and Retirement Class)

Balanced Fund	Total Fund	Institutional Class	Y Class	Investor Class	Advisor Class	A Class	AMR Class
American Airlines Prefund Retiree Med 2 Ave. De Lafayette Boston, MA 02111	10%						12%
JP Morgan Chase Bank TTEE $uper $aver Cap Accumulated Plan For EE Of PTP AMR Corp Subsidiaries PO Box 419784 Kansas City, MO 64141-6784	26%						31%
Long Term Disability Trust 2 Ave. De Lafayette Boston, MA 02111	13%						15%
American Airlines Inc. Post Retirement Prefund TR-U 2 Ave. De Lafayette Boston, MA 02111	12%						15%
American Airlines Prefund Co Match Union 2 Ave. De Lafayette Boston, MA 02111	11%						13%
LPL Financial FBO Customer Accounts PO Box 509046 San Diego, CA 92150-9046		29%*	98%*
C.R. Smith Museum P.O. Box 619617 DFW Airport, TX 75261-9617		13%
Community Foundation of North Texas 306 W 7th ST Fort Worth, TX 76102-4906		6%
Charles Schwab & Co. * 9601 E. Panorama Circle Englewood, CO 80112				29%*
National Financial Services Corp.* 200 Liberty Street New York, NY 10281		7%*		23%*
Wachovia Bank FBO* Various Retirement Plans 1525 West WT Harris Blvd Charlotte, NC 28288					17%*
Saxon and Co. P.O. Box 7780-1888 Philadelphia, PA 19182-0001					77%
Orchard Trust Company* 8515 E Orchard Road Greenwood Vlg, CO 80111-5002		32%*
Standard Insurance Company P11D ATTN Separate Account A 1100 SW 6th Avenue Portland, OR 97204-1020		6%
TD Ameritrade Inc for the Exclusive Benefit of our Customers* PO Box 2226 Omaha, NE 68103-2226				6%*
Massachusetts Mutual Insurance Co. 1295 State Street Springfield, MA 01111-0001				14%
American Beacon Advisors 4151 Amon Carter Blvd FT Worth, TX 76155-2601						100%
*Denotes record owner of Fund shares only

Emerging Markets Fund	Total Fund	Institutional Class	Y Class	Investor Class	A Class	AMR Class
JP Morgan Chase Bank TTEE $uper $aver Cap Accumulated Plan For EE Of PTP AMR Corp Subsidiaries PO Box 419784 Kansas City, MO 64141-6784	58%					69%
Long Term Disability Trust 2 Ave. De Lafayette Boston, MA 02111	5%					7%
American Airlines Inc. Post Retirement Prefund TR-U 2 Ave. De Lafayette Boston, MA 02111	5%					6%
American Airlines Prefund Co Match Union 2 Ave. De Lafayette Boston, MA 02111						6%
Akin, Gump, Strauss, Hauer & Feld Co-Mingled Qualified Plan Partnership 1333 New Hampshire Ave. NW Washington, DC 20036-1511		58%
William F. and Doreen J. Quinn 1108 Loch Lomond Ct. Arlington, TX 76012		14%
National Financial Services Corp.* 200 Liberty Street New York, NY 10281				35%*
Saxon & Co. FBO 20-01-302-9912426 PO Box 7780-1888 Philadelphia, PA 19182-0001				10%
Wells Fargo Bank N.A. FBO Skirball Permanently RESTR FD CUS P.O. Box 1533 Minneapolis, MN 55480-1533		13%
Charles Schwab & Co. Inc.* 101 Montgomery Street San Francisco, CA 94104				25%*
LPL Financial FBO Customer Accounts* PO Box 509046 San Diego, CA 92150-9046			91%
American Beacon Advisors 4151 Amon Carter Blvd Fort Worth, TX 76155-2601			9%		100%
*Denotes record owner of Fund shares only

Global Real Estate Fund	Total Fund	Y Class	Investor Class	A Class
National Financial Services Corp.* 200 Liberty Street New York, NY 10281	93%	99%
Charles Schwab & Co. Inc.* 101 Montgomery Street San Francisco, CA 94104			88%
American Beacon Advisors 4151 Amon Carter Blvd FT Worth, TX 76155-2601				100%
*Denotes record owner of Fund shares only

High Yield Bond Fund	Total Fund	Institutional Class	Y Class	Investor Class	A Class	AMR Class
JP Morgan Chase Bank TTEE $uper $aver Cap Accumulated Plan For EE Of PTP AMR Corp Subsidiaries PO Box 419784 Kansas City, MO 64141-6784	44%					100%
Charles Schwab & Co. Inc.* 101 Montgomery Street San Francisco, CA 94104					10%*
National Financial Services Corp.* 200 Liberty St. New York, NY 10281	32%*	19%*			82%*
William J. Quinn Stacy D. Quinn JTWROS 2500 Stone Haven CT Arlington, TX 76012-5554		11%
William F. and Doreen J. Quinn 1108 Loch Lomond Ct. Arlington, TX 76012-2726		5%
American Beacon Advisors 4151 Amon Carter BLVD Fort Worth, TX 76155-2601			100%		100%
*Denotes record owner of Fund shares only

Intermediate Bond Fund	Total Fund	Institutional Class	Y Class	Investor Class	A Class
JP Morgan Chase Bank TTEE $uper $aver Cap Accumulated Plan For EE Of PTP AMR Corp Subsidiaries PO Box 419784 Kansas City, MO 64141-6784	91%	92%
National Financial Services Corp.* 200 Liberty Street New York, NY 10281				54%
Charles Schwab & Co. Inc.* 101 Montgomery Street San Francisco, CA 94104				23%
American Beacon Advisors 4151 Amon Carter BLVD Fort Worth, TX 76155-2601			100%		100%
*Denotes record owner of Fund shares only

International Equity Fund	Total Fund	Institutional Class	Y Class	Investor Class	Advisor Class	AMR Class	A Class	Retirement Class
JP Morgan Chase Bank TTEE $uper $aver Cap Accumulated Plan For EE Of PTP AMR Corp Subsidiaries PO Box 419784 Kansas City, MO 64141-6784	21%					66%
Long Term Disability Trust 2 Ave. De Lafayette Boston, MA 02111						7%
American Airlines Inc. Post Retirement Prefund TR-U 2 Ave. De Lafayette Boston, MA 02111						7%
American Airlines Prefund Co Match Union 2 Ave. De Lafayette Boston, MA 02111						6%
Charles Schwab & Co. Inc.* 101 Montgomery Street San Francisco, CA 94104	17%*	27%*	99%*	24%*
National Financial Services Corp.* 200 Liberty Street New York, NY 10281	22%*	18%*		46%*	9%
SEI Private Trust Co.* One Freedom Valley Drive Oaks, PA 19456					21%
Colorado County Officials & EE’s Retirement ASSOC TTEE CCOERA 401A & 457 Plan 8515 E Orchard RD Greenwood VLG. CO 80111		8%
EMJAY Corp. C/F Plans of RPSA Customers C/O Great West 8515 E Orchard RD Greenwood VLG, CO 80111					18%
TD Ameritrade Trust Company FBO 995-0065291 PO Box 2226 Omaha, NE					11%*
TD Ameritrade Trust Company 00TUS PO Box 17748 Denver, CO 80217-0748					38%
American Beacon Advisors 4151 Amon Carter BLVD Fort Worth, TX 76155-2601							100%	100%
*Denotes record owner of Fund shares only

Large Cap Growth Fund	Total Fund	Institutional Class	Y Class	A Class	AMR Class
JP Morgan Chase Bank TTEE $uper $aver Cap Accumulated Plan For EE Of PTP AMR Corp Subsidiaries PO Box 419784 Kansas City, MO 64141-6784	100%
Charles Schwab & Co. Inc.* 101 Montgomery Street San Francisco, CA 94104		100%
American Beacon Advisors 4151 Amon Carter BLVD Fort Worth, TX 76155-2601			100%	100%
*Denotes record owner of Fund shares only

Large Cap Value Fund	Total Fund	Institutional Class	Y Class	Investor Class	Advisor Class	AMR Class	A Class	Retirement Class
JP Morgan Chase Bank TTEE $uper $aver Cap Accumulated Plan For EE Of PTP AMR Corp Subsidiaries PO Box 419784 Kansas City, MO 64141-6784	7%					98%
LPL Financial FBO Customer Accounts* PO Box 509046 San Diego, CA 92150-9046		5%*	56%*
National Financial Services Corp.* 200 Liberty Street New York, NY 10281	46%*	53%*		48%*
Charles Schwab & Co.* 9601 E. Panorama Circle. Englewood, CO 80112	15%*	6%	44%	24%*
Wachovia Bank FBO* Various Retirement Plans 1525 West WT Harris Blvd. Charlotte, NC 28288-0001					18%*
Saxon and Co.* P.O. Box 7780-1888 Philadelphia, PA 19182-0001					8%
Massachusetts Mutual Insurance Co. 1295 State Street Springfield, MA 01111-0001					22%
Wilmington Trust CO TTEE FBO St. Vincent Mercy Med CTR DEFContribution PO Box 8880 Wilmington, DE 19899-8880					11%
Stifel Nicolaus & Co. Inc. Paul S. Sledzik 501 North Broadway Saint Louis, MO 63102-2131							25%
Stifel Nicolaus & Co. Inc. Elisha G. Winslow III 501 North Broadway Saint Louis, MO 63102-2131							17%
Stifel Nicolaus & Co. Inc. Christina B. Largay 501 North Broadway Saint Louis, MO 63102-2131							15%
Stifel Nicolaus & Co. Inc. Joseph P. Hurley IRA 501 North Broadway Saint Louis, MO 63102-2131							8%
Stifel Nicolaus & Co. Inc. Sarah Reardon IRA 501 North Broadway Saint Louis, MO 63102-2131							8%
Stifel Nicolaus & Co. Inc. Gail Feest Roth IRA 501 North Broadway Saint Louis, MO 63102-2131							7%
Stifel Nicolaus & Co. Inc. Sean E. Conway IRA 501 North Broadway Saint Louis, MO 63102-2131							7%
Stifel Nicolaus & Co. Inc. Dr. Leonard J. Cullen R/O IRA 501 North Broadway Saint Louis, MO 63102-2131							7%
American Beacon Advisors 4151 Amon Carter Blvd. Fort Worth, TX 76155-2601								100%
*Denotes record owner of Fund shares only

Mid-Cap Value Fund	Total Fund	Institutional Class	Y Class	Investor Class	Advisor Class	A Class	AMR Class
JP Morgan Chase Bank TTEE $uper $aver Cap Accumulated Plan For EE Of PTP AMR Corp Subsidiaries PO Box 419784 Kansas City, MO 64141-6784	62%
William F. and Doreen J. Quinn 1108 Loch Lomond Ct. Arlington, TX 76012		13%
Charles Schwab & Co.* 101 Montgomery St San Francisco, CA 94104-4151		36%*
LPL Financial FBO Customer Accounts* PO Box 509046 San Diego, CA 92150-9046		37%*			68%*
ING Baylor Health 401(k) 1 Heritage Drive Quincy, MA 02171-2105	34%			95%
American Beacon Advisors 4151 Amon Carter Blvd. Fort Worth, TX 76155			100%
TD Ameritrade Inc. For the Exclusive Benefit of our Clients* PO Box 2226 Omaha, NE 68103-2226					17%*
MG Trust Company CUST FBO Stingray Geophysical LTD 700 17th Street Denver, CO 80202-3531					7%
National Financial Services Corp.* 100 Crosby PKWY Covington, KY 41015-4325					7%*
*Denotes record owner of Fund shares only

Retirement Income and Appreciation Fund	Total Fund	Y Class	Investor Class	A Class
Benefit Trust Company* 5901 College Blvd Suite 100 Overland Park, KS 66211-1834	48%*		48%*
National Financial Services Corp.* 200 Liberty Street New York, NY 10281	50%*		50%*
American Beacon Advisors 4151 Amon Carter Blvd. Fort Worth, TX 76155		100%		100%
*Denotes record owner of Fund shares only

Short-Term Bond Fund	Total Fund	Institutional Class	Y Class	Investor Class	A Class
JP Morgan Chase Bank TTEE $uper $aver Cap Accum Plan For EE Of PTP AMR Corp Subsid PO Box 419784 Kansas City, MO 64141-6784	71%	83%
National Financial Services Corp.* 200 Liberty Street New York, NY 10281	7%*			34%*
Charles Schwab & Co.* 9601 E. Panorama CIR Englewood, CO 80112-3441	8%*			28%*
LPL Financial FBO Customer Accounts* ATTN Mutual Fund Operations PO Box 509046 San Diego, CA 92150-9046				16%*
TD Ameritrade Inc. for the Exclusive Benefit of our Clients* PO Box 2226 Omaha, NE 68103-2226				6%*
American Beacon Advisors 4151 Amon Carter Blvd Fort Worth, TX 76155-2601			100%		100%
*Denotes record owner of Fund shares only

Small Cap Value Fund	Total Fund	Institutional Class	Y Class	Investor Class	Advisor Class	AMR Class	A Class	Retirement Class
JP Morgan Chase Bank TTEE $uper $aver Cap Accum Plan For EE Of PTP AMR Corp Subsid PO Box 419784 Kansas City, MO 64141-6784	17%					100%
Charles Schwab & Co.* 101 Montgomery Street San Francisco, CA 94104	11%*	14%*		13%*
National Financial Services Corp.* P.O. Box 3908 New York, NY 10163-3908	39%*	44%*		51%*	10%*
Vanguard Fiduciary Trust Company PO Box 2600 Valley Forge, PA 19482-2600				6%
Patterson & Co. FBO* Various Ret Plans 1525 West WT Harris Blvd. Charlotte, NC 28262-8522		5%*
Hartford Life Separate Account P.O. Box 2999 Hartford, CT 06104-2999					10%
Mellon Financial C/F Florida Retirement Systems PEORP P.O. Box 3198 Pittsburgh, PA 15230-3198		8%
PIMS/Prudential Retirement as Nominee for the TTEE/CUST PL 008 The Infirmary 401K Plan 5 Mobile Infirmary CIR Mobile, AL 36607-3513					15%
Saxon & Co. Partnership FBO 20-01-302-9912426 PO Box 7780-1888 Philadelphia, PA 19182-0001					12%
Orchard Trust Company TTEE Employee Benefits Clients* 8515 East Orchard RD 2T2 Greenwood VLG, CO 80111			86%*		11%*
LPL Financial FBO Customer Accounts* PO Box 509046 San Diego, CA 92150-9046			12%*
UBS Financial Services Inc. FBO Lois Walker 1444 Shawnee Dr. Morrow, OH 45152-8230							92%*
American Beacon Advisors 4151 Amon Carter Blvd Fort Worth, TX 76155-2601							8%
MG Trust Company Trustee Wadman Corporation 401(K) Profit Sharing 300 17th Street Denver, CO 80202-3531								98%
*Denotes record owner of Fund shares only

Treasury Inflation Protected Securities Fund	Total Fund	Institutional Class	Y Class	Investor Class	A Class
JP Morgan Chase Bank TTEE $uper $aver Cap Accum Plan For EE Of PTP AMR Corp Subsid PO Box 419784 Kansas City, MO 64141-6784	49%	53%
SEI Private TR CO FBO TIAA CREF ATTN Mutual Fund Admin. 1 Freedom Valley DR Oaks, PA 79546-9989	27%	29%
National Financial Services Corp.* 200 Liberty Street New York, NY 10281	6%*
Charles Schwab & Co.* 101 Montgomery Street San Francisco, CA 94104				19%*
TD Ameritrade Inc.* P.O. Box 2226 Omaha, NE 68103-2226				8%*
American Beacon Advisors 4151 Amon Carter BLVD Fort Worth, TX 76155-2601					100%
LPL Financial FBO Customer Accounts* PO Box 509046 San Diego, CA 92150-9046			100%*
*Denotes record owner of Fund shares only

Zebra Large Cap Equity Fund	Total Fund	Institutional Class	Y Class	Investor Class	A Class	Retirement Class
American Beacon Advisors 4151 Amon Carter Blvd FT Worth, TX 76155-2601	100%	100%	100%	100%	100%	100%
*Denotes record owner of Fund shares only

Zebra Small Cap Equity Fund	Total Fund	Institutional Class	Y Class	Investor Class	A Class	Retirement Class
American Beacon Advisors 4151 Amon Carter Blvd FT Worth, TX 76155-2601	100%	100%	100%	100%	100%	100%
*Denotes record owner of Fund shares only

INVESTMENT ADVISORY AGREEMENTS

The Funds’ Sub-advisors are listed below with information regarding their controlling persons or entities. According to the 1940 Act, a person or entity with control with respect to an investment advisor has “the power to exercise a controlling influence over the management or policies of a company, unless such power is solely the result of an official position with such company.” Persons and entities affiliated with each Sub-advisor are considered affiliates for the portion of Fund assets managed by that Sub-advisor.

Sub-Advisor	Controlling Person/Entity	Basis of Control	Nature of Controlling Person/Entity’s Business
Barrow, Hanley, Mewhinney & Strauss, LLC	Old Mutual Asset Management ( US) LLC	Parent Co.	Financial Services
Brandywine Global Investment Management, LLC	Legg Mason, Inc.	Parent Co.	Financial Services
Calamos Advisors LLC	Calamos Asset Management, Inc.	Parent Co.	Financial Services
Causeway Capital Management LLC	Sarah H. Ketterer and Harry W. Hartford	Officers and Owners	Financial Services Financial Services
CB Richard Ellis Global Real Estate Securities, LLC	CB Richard Ellis Investors, LLC and CB Richard Ellis Group Inc.	Subsidiary and Parent Co.	Financial Services
Dreman Value Management, LLC	Dreman Family 1988 Trust, David N. Dreman, F. James Hutchinson, Mark Roach, E. Clifton Hoover, Jr.	Majority Owners Minority Owners	Financial Services
Franklin Advisers, Inc.	Franklin Resources, Inc.	Parent Co.	Financial Services
Hotchkis and Wiley Capital Management, LLC	HWCap Holdings, LLC Stephens -H&W	Majority Owner Minority Owner	Financial Services Financial Services
Lazard Asset Management LLC	Lazard Freres & Co. LLC	Parent Co.	Financial Services
Logan Circle Partners, L.P.	Fortress Investment Group LLC	Parent Co.	Financial Services
Metropolitan West Capital Management, LLC	Wells Fargo Bank, N.A. Howard Gleicher Gary W. Lisenbee Steve Borowski	Majority Owner Minority Owner Minority Owner Minority Owner	Financial Services Financial Services Financial Services Financial Services
Morgan Stanley Investment Management Inc. Morgan Stanley Investment Management Company*	Morgan Stanley	Parent Co.	Financial Services
NISA Investment Advisors, LLC	Jess Yawitz William Marshall	Minority Owner Minority Owner	Financial Services Financial Services
Opus Capital Group, LLC	Jakki L. Haussler, Len A. Haussler. Jonathon M. Detter and Kevin P. Whelan	Officers and Owners	Financial Services
Pzena Investment Management, LLC	Richard Pzena Pzena Investment Management, Inc.	Minority Owner Minority Owner	Financial Services Financial Services Financial Services Financial Services Financial Services
Standish Mellon Asset Management Company LLC	The Bank of New York Mellon Corporation	Parent Co.	Financial Services
Templeton Investment Counsel, LLC	Franklin Resources, Inc.	Parent Co.	Financial Services
The Boston Company Asset Management, LLC	Bank of New York Mellon Corporation	Parent Co.	Financial Services
The Renaissance Group LLC	Affiliated Managers Group, Inc.	Majority Owner	Financial Services
Winslow Capital Management, Inc.	Nuveen Investments, Inc.	Parent Co.	Financial Services
Zebra Capital Management, LLC	Roger Ibbotson	Majority Owner	Financial Services
*Morgan Stanley Investment Management Inc. (“MSIM Inc.”) may delegate certain of its investment advisory services to Morgan Stanley Investment Management Company (“MSIM Company”), an affiliated investment adviser.

The following table reflects the fees paid to the sub-advisors from the Funds (as applicable) for the fiscal years ended October 31, 2007, 2008 and 2009:

Sub-Advisor	Investment Advisory Fees for 2007	Investment Advisory Fees for 2008	Investment Advisory Fees for 2009
Barrow, Hanley, Mewhinney & Strauss, LLC (3)	$5,819,565	$6,205,152	$4,425,789
Brandywine Global Investment Management, LLC (7)	$10,351,546	$9,862,534	$6,582,229
Brown Brothers Harriman & Co. (10)	$ 28,214	$ 3,774	N/A
Calamos Advisors LLC (2)	$ 148,482	$ 138,437	$ 124,691
Causeway Capital Management LLC	$1,653,295	$1,321,416	$ 660,774
Franklin Advisers, Inc. (9)	$ 247,248	$ 340,202	$ 371,137
Goldman Sachs Asset Management, L.P. (13)	$ 205,305	$ 175,772	$ 67,531
Hotchkis and Wiley Capital Management, LLC	$2,760,303	$2,379,212	$1,860,024
Lazard Asset Management LLC	$2,087,209	$1,518,370	$ 896,048
Logan Circle Partners, L.P. (12)	N/A	$ 117,267	$ 295,173
Metropolitan West Capital Management, LLC	$4,119,882	$5,086,401	$3,599,033
Morgan Stanley Investment Management Inc.	$ 779,942	$ 783,528	$ 693,974
Opus Capital Group, LLC (6)	$2,167,844	$1,665,061	$1,102,308
Post Advisory Group, LLC (1, 11)	$ 981,073	$ 226,586	N/A
Pzena Investment Management, LLC (4)	$ 473,164	$ 350,281	$ 208,851
Templeton Investment Counsel, LLC	$2,370,755	$2,049,249	$1,042,758
The Boston Company Asset Management, LLC (5)	$5,350,294	$4,341,297	$2,791,524
The Renaissance Group LLC (8)	$ 206,064	$ 178,874	$ 124,787
Winslow Capital Management, Inc. (13)	N/A	N/A	$ 60,614
Zebra Capital Management, LLC	N/A	N/A	N/A

.
(1) Prior to October 21, 2003, this firm was named MW Post Advisory Group, LLC.
(2) As of July 1, 2003, Calamos Advisors LLC became a sub-advisor to the Retirement Income and Appreciation Fund.
(3) Barrow, Hanley, Mewhinney & Strauss, LLC became a sub-advisor to the Mid-Cap Value Fund on June 30, 2004 and to the Small Cap Value Fund on September 18, 2003.
(4) As of June 30, 2004, Pzena Investment Management, LLC became a sub-advisor to the Mid-Cap Value Fund.
(5) As of September 27, 2004, The Boston Company Asset Management, LLC became a sub-advisor to the International Equity and Small Cap Value Funds.
(6) Opus Capital Group, LLC became a sub-advisor to the Small Cap Value Fund on January 31, 2005. Prior to May 19, 2006, this firm was named Opus Capital Management, Inc.
(7) Prior to May 1, 2006, this firm was named Brandywine Asset Management, LLC.
(8) As of September 28, 2006, The Renaissance Group LLC became a sub-advisor to the Large Cap Growth Fund.
(9) As of September 18, 2006, Franklin Advisers, Inc. became sub-advisor to the High Yield Bond Fund.
(10) As of November 30, 2007, Brown Brothers Harriman & Co. no longer served as a sub-advisor to the Treasury Inflation Protected Securities Fund.
(11) As of May 21, 2008, Post Advisory Group, LLC ceased serving as a sub-advisor to the High Yield Bond Fund.
(12) As of May 22, 2008, Logan Circle Partners, L.P., became a sub-advisor to the High Yield Bond Fund.

(13) As of March 17, 2009, Winslow Capital Management, Inc. assumed management of the Large Cap Growth Fund’s assets previously managed by Goldman Sachs Asset Management L.P. and replaced as a sub-advisor to the Large Cap Growth Fund.

The following table reflects the fees paid to the sub-advisors from the Treasury Inflation Protected Securities Fund and the Global Real Estate Fund (as applicable) for the fiscal years ended December 31, 2007, 2008 and 2009:

Sub-Advisor	Investment Advisory Fees for 2007	Investment Advisory Fees for 2008	Investment Advisory Fees for 2009
CB Richard Ellis Global Real Estate Securities, LLC (1)	N/A	N/A	N/A
NISA Investment Advisors, LLC (2)	$ 21,835	$ 222,293	$ 98,465
Standish Mellon Asset Management, LLC(3)	N/A	N/A	$ 3,146

(1) CB Richard Ellis Global Real Estate Securities, LLC has been a sub-advisor to the Global Real Estate Fund since inception. The Fund commenced operations on May 17, 2010.
(2) As of June 30, 2004, NISA Investment Advisors, LLC became sub-advisor to the Treasury Inflation Protected Securities Fund.
(3) Standish Mellon Asset Management, LLC became a sub-advisor to the Treasury Inflation Protected Securities Fund on December 11, 2009.

Because the Zebra Large Cap Equity Fund and Zebra Small Cap Equity Fund commenced operations on June 1, 2010 no fees have been paid to Zebra Capital Management, LLC for the fiscal years ended August 31, 2010, 2009 and 2008.  The Manager has agreed to pay an annualized advisory fee to the Sub-Adviser in the amount of 0.35% of the average daily net assets of the American Beacon Zebra Large Cap Equity Fund and 0.55% of the average daily net assets of the American Beacon Zebra Small Cap Equity Fund.

CB Richard Ellis Global Real Estate Securities, LLC has been the Sub-Advisor to the Global Real Estate Fund since the inception of the Fund on March 1, 2010.  The manager has agreed to pay an annualized advisory fee to CB Richard Ellis Global Real Estate Securities, LLC according to the following schedule:

0.50% on the first $100 million in assets
0.45% on the next $50 million in assets
0.40% on the next $150 million in assets
0.35% on the next $200 million in assets
0.30% on assets over $500 million

To the extent that MSIM Inc. delegates certain of its investment advisory services to MSIM Company, MSIM Inc. compensates MSIM Company from the investment advisory fee paid to MSIM Inc. by the Manager on behalf of the Emerging Markets Fund.  References to MSIM Inc. throughout the remainder of this SAI refer to both MSIM Inc. and MSIM Company.

Each Investment Advisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the applicable Fund on no less than thirty (30) days’ nor more than sixty (60) days’ written notice to the sub-advisor, or by the sub-advisor upon sixty (60) days’ written notice to the Trust. The Investment Advisory Agreements will continue in effect provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders.

MANAGEMENT, ADMINISTRATIVE AND DISTRIBUTION SERVICES

The Manager

The Manager is a wholly owned subsidiary of Lighthouse Holdings, Inc. (“Lighthouse”).  Lighthouse is indirectly owned by investment funds affiliated with Pharos Capital Group, LLC (“Pharos”) and TPG Capital, L.P. (“TPG”).  The Manager is paid a management fee as compensation for paying investment advisory fees and for providing the Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trust with office space, office equipment and personnel necessary to manage and administer the Trust’s operations. This includes:

•	complying with reporting requirements;
•	corresponding with shareholders;
•	maintaining internal bookkeeping, accounting and auditing services and records; and
•	supervising the provision of services to the Trusts by third parties.

In addition to its oversight of the Sub-Advisors, the Manager invests the portion of all Fund assets that the sub-advisors determine to be allocated to high quality short-term debt obligations, except for the High Yield Bond Fund, and the Treasury Inflation Protected Securities Fund.

The Funds are responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of each Fund’s tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing Prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Funds’ existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of non-interested Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by sub-advisors to the investment style of a Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the sub-advisors; and any extraordinary expenses of a nonrecurring nature.

The management agreement provides for the Manager to receive an annualized management fee that is calculated and accrued daily, equal to the sum of: 0.20% of the net assets of the Short-Term Bond Fund and Intermediate Bond Funds, and 0.05% of the net assets of all other Funds.  In addition, the Balanced, Emerging Markets, Retirement Income and Appreciation, High Yield Bond, Intermediate Bond, International Equity, Large Cap Growth, Large Cap Value, Mid-Cap Value, Small Cap Value, and Treasury Inflation Protected Securities Funds pay the Manager the amounts due to their respective sub-advisors.  The Manager then remits these amounts to the sub-advisors.

The following amounts represent management fees paid to the Manager based on total Fund assets, including funds and classes of shares that are no longer operational. With the exception of the Treasury Inflation Protected Securities Fund, the Global Real Estate Fund, and the Zebra Large Cap Equity and Zebra Small Cap Equity Funds, the Funds have a fiscal year end of October 31st.  Management fees for the Funds with fiscal years ended October 31 were approximately as follows: 2007, $56,151,000, of which approximately $40,429,000 was paid by the Manager to the sub-advisors; 2008, $51,766,000, of which approximately $37,269,000 was paid by the Manager to the sub-advisors; and 2009, $30,414,000, of which approximately $24,827,000 was paid by the Manager to the other sub-advisors. Management fees in the amount of approximately $0, $0 and $0 were waived/reimbursed by the Manager during the fiscal years ended October 31, 2007, 2008, and 2009.

The following amounts represent management fees paid to the Manager based on total assets of the Treasury Inflation Protected Securities Fund, which has a fiscal year end of December 31st.  Management fees for this Fund for the fiscal year ended December 31, 2007 were approximately $121,667, of which approximately $66,456 was paid by the Manager to the sub-advisors.  Management fees for the Treasury Inflation Protected Securities Fund for the fiscal year ended December 31, 2008 were approximately $488,851, of which approximately $307,620 was paid by the Manager to the sub-advisors.  Management fees for the Treasury Inflation Protected Securities Fund for the fiscal year ended December 31, 2009 were approximately $145,994, of which approximately $81,111 was paid by the Manager to the sub-advisors.  The Global Real Estate Fund, which has a fiscal year end of December 31st, commenced operations on March 1, 2010.  Accordingly, no management fees were paid by the Global Real Estate Fund during the previous three fiscal years.

Because the Zebra Funds which have a fiscal year-end of August 31 and commenced operations on June 1, 2010, no fees have been paid to the Manager or the Sub-Advisor for the past three fiscal years.

In addition to the management fee, the Manager is paid an administrative services fee for providing administrative services to the Funds. The following amounts represent administrative services fees paid to the Manager based on total Fund assets, including funds and classes of shares that are no longer operational.  Administrative services fees for the Funds with fiscal years ended October 31 were approximately as follows:  2007, $30,468,000; 2008, $31,341,000; and 2009, $25,218,000.  Administrative services fees for the Treasury Inflation Protected Securities Fund for the fiscal years ended December 31, 2007, 2008, and 2009 were approximately $55,210, $374,283, and $198,308 respectively.  The Global Real Estate Fund commenced operations on March 1, 2010 and has a fiscal year end of December 31.  Accordingly, no administrative fees or other service fees were paid by the Global Real Estate Fund during the previous three fiscal years.  The Zebra Large Cap Equity Fund and Zebra Small Cap Equity Fund commenced operations on June 1, 2010 and have a fiscal year end of August 31.  Accordingly, no administrative fees or other service fees were paid by the Zebra Large Cap Equity Fund and Zebra Small Cap Equity Fund for the previous three fiscal years.

The Manager (or another entity approved by the Board) under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, is paid up to 1.00% per annum of the average daily net assets of the C Class shares of each Fund for distribution and shareholder servicing related services, including expenses relating to selling efforts of various broker-dealers, shareholder servicing fees and the preparation and distribution of C Class  advertising material and sales literature.  Certain Sub-Advisors may contribute a portion of their advisory fees to the Manager to support the Funds’ distribution activities.  The Manager will receive Rule 12b-1 fees from the C Class shares regardless of the amount of the Manager’s actual expenses related to distribution and shareholder servicing efforts on behalf of each Class.  Thus, the Manager may realize a profit or a loss based upon its actual distribution and shareholder servicing related expenditures for the C Class.  The Manager anticipates that the Rule 12b-1 plan will benefit shareholders by providing broader access to the Funds through broker-dealers and other financial intermediaries who require compensation for their expenses in order to offer shares of the Funds.  Because the C Class shares of the Funds began offering Fund shares on September 1, 2010, there were no prior distribution fees pursuant to Rule 12b-1 under the 1940 Act.

The Manager also may receive up to 25% of the net monthly income generated from the Funds securities lending activities as compensation for administrative and oversight functions with respect to securities lending of all of the Funds. Currently, the Manager receives 10% of such income.  Fees received by the Manager from securities lending for the fiscal years ended October 31 were approximately as follows: 2007, $1,091,684; 2008, $2,320,000; and 2009, $1,065,000. The Treasury Inflation Protected Securities Fund and the Global Real Estate Fund do not engage in securities lending, so the Manager received no related compensation for the fiscal years ended December 31, 2007, 2008, and 2009.  The SEC has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

C Class shares have adopted a Service Plan (the “Plan”). The Plan authorize the payment to the Manager (or another entity approved by the Board) up to 0.25% per annum of the daily average net assets of the C Class shares. The Manager or these approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of C Class shares including, but not limited to, payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fees, which are included as part of a Fund’s “Other Expenses” in the Table of Fees and Expenses in the Prospectus, will be payable monthly in arrears.  The fees for each Class of the Funds will be paid on the actual expenses incurred in a particular month by the entity for the services provided pursuant to the respective Class and its Service Plan. The primary expenses expected to be incurred under the Plan is shareholder servicing, record keeping fees and servicing fees paid to financial intermediaries such as plan sponsors and broker-dealers. Because the C Class shares of the Funds and began offering Fund shares on September 1, 2010 there were no prior service fees for C Class shares of the Funds.

           The Manager has contractually agreed from time to time to reduce fees and/or reimburse expenses for the C Class shares of certain Funds in order to maintain competitive expense ratios for the Funds. In July of 2003, the Board approved a policy whereby the Manager may seek repayment for such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by a Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s Total Annual Fund Operating Expenses to exceed the previously agreed upon contractual expense limit.

The Distributor

Foreside Fund Services, LLC ("Foreside" or “Distributor”), located at Three Canal Plaza, Suite 100, Portland, Maine 04101, is the distributor and principal underwriter of the Funds' shares.  The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). Under a Distribution Agreement with the Trust, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis.  The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds. Pursuant to a Sub-Administration Agreement between Foreside and the Manager, Foreside receives a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, including the registration of Manager employees as registered representatives of the Distributor to facilitate distribution of Fund shares.  Pursuant to the Distribution Agreement, the Distributor receives, and may reallow to broker-dealers, all or a portion of the sales charge paid by the purchasers of C Class shares.  For C Class shares, the Distributor receives commission revenue consisting of the portion of C Class sales charge remaining after the allowances by the Distributor to the broker dealers.  The Distributor may also retain any portion of the commissions fees that are not paid to the broker-dealers, which may be used to pay distribution related expenses.

OTHER SERVICE PROVIDERS

State Street, located at 2 Copley Plaza, 3rd Floor, Boston, Massachusetts 02116, is the transfer agent for the Trust and provides transfer agency services to Fund shareholders through its affiliate Boston Financial Data Services, located at 330 W. 9th Street, Kansas City, Missouri 64105.  State Street also serves as custodian for the Funds. In addition, pursuant to Administrative Services Agreements and instructions given by the Manager, State Street invests certain excess cash balances for various series of the Trust.  The independent registered public accounting firm for the Funds is   Ernst & Young, LLP, which is located at 2323 Victory Avenue, Suite 2000, Dallas, Texas 75219.  K&L Gates LLP, 1601 K Street, NW, Washington, D.C. 20006, serves as legal counsel to the Funds.

PORTFOLIO MANAGERS

The portfolio managers to the Funds (the “Portfolio Managers”) have responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts has been provided by each Portfolio Manager's firm and is set forth below. The number of accounts and assets is shown as of June 30, 2010.

Name of Investment Advisor and Portfolio Manager	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
American Beacon Advisors, Inc.
Kirk L. Brown	6 ($1.8 bil)	N/A	2 ($3.4 bil)	N/A	N/A	N/A
Wyatt Crumpler	18 ($13.5 bil)	N/A	3 ($10.0 bil)	N/A	N/A	N/A
Michael W. Fields	6 ($1.6 bil)	N/A	7 ($14.7 bil)	N/A	N/A	N/A
Gyeong Kim	4 ($509 mil)	N/A	1 ($58 mil)	N/A	N/A	N/A
Adriana R. Posada	8 ($10.9 bil)	N/A	3 ($5.2 bil)	N/A	N/A	N/A
William F. Quinn	18 ($13.5 bil)	N/A	3 ($10.0 bil)	N/A	N/A	N/A
Patrick A. Sporl	4 ($509 mil)	N/A	1 ($58 mil)	N/A	N/A	N/A
Cynthia Thatcher	5 ($836 mil)	N/A	1 ($1.4 bil)	N/A	N/A	N/A
Barrow, Hanley, Mewhinney & Strauss, LLC
James P. Barrow	12 ($22.6 bil)	2 ($232.3 mil)	26 ($2.1 bil)	3 ($22.1 bil)	N/A	N/A
Mark Giambrone	8 ($2.5 bil)	2 ($232.3 mil)	38 ($1.7 bil)	1 ($2.3 bil)	N/A	N/A
James S. McClure	4 ($452.5 mil)	1 ($4.8 mil)	15 ($507.1 mil)	N/A	N/A	N/A
John P. Harloe	4 ($452.5 mil)	1 ($4.8 mil)	15 ($507.1 mil)	N/A	N/A	N/A
John S. Williams	6 ($381.4 mil)	3 ($242.3 mil)	110 ($7.7 bil)	N/A	N/A	1 ($599.6 mil)
David R. Hardin	6 ($381.4 mil)	3 ($242.3 mil)	110 ($7.7 bil)	N/A	N/A	1 ($599.6 mil)
J. Scott McDonald	6 ($381.4 mil)	3 ($242.3 mil)	110 ($7.7 bil)	N/A	N/A	1 ($599.6 mil)
Mark C. Luchsinger	6 ($381.4 mil)	3 ($242.3 mil)	110 ($7.7 bil)	N/A	N/A	1 ($599.6 mil)
Deborah A. Petruzzelli	6 ($381.4 mil)	3 ($242.3 mil)	110 ($7.7 bil)	N/A	N/A	1 ($599.6 mil)
Brandywine Global Investment Management, LLC
Henry Otto	3 ($837 mil)	7 ($75.4 mil)	6 ($485 mil)	N/A	N/A	2 ($256 mil)
Steve Tonkovich	3 ($837 mil)	7 ($75.4 mil)	6 ($485 mil)	N/A	N/A	2 ($256 mil)
Paul Lesutis	2 ($1.4 mil)	3 ($40.4 mil)	58 ($1.6 bil)	N/A	N/A	2 ($355 mil)
Earl Gaskins	1 ($252 mil)	3 ($40.4 mil)	50 ($1.5 bil)	N/A	N/A	2 ($355 mil)
Steve Smith	2 ($463 mil)	24 ($5.3 bil)	106 ($15.6 bil)	N/A	N/A	15 ($3.8 bil)
Patrick Kaser	1 ($252 mil)	3 ($40.4 mil)	58 ($1.6 bil)	N/A	N/A	$2 ($355 mil)
Calamos Advisors, LLC
John P. Calamos, Sr.	26 ($23.1 bil)	11 ($980 mil)	8,308 ($5.9 bil)	3 ($312 mil)	1 ($19.4 mil)	N/A
Nick P. Calamos	26 ($23.1 bil)	11 ($980 mil)	8,308 ($5.9 bil)	3 ($312 mil)	1 ($19.4 mil)	N/A
John P. Calamos, Jr.	26 ($23.1 bil)	11 ($980 mil)	8,308 ($5.9 bil)	3 ($312 mil)	1 ($19.4 mil)	N/A
John Hillenbrand	26 ($23.1 bil)	11 ($980 mil)	8,308 ($5.9 bil)	3 ($312 mil)	1 ($19.4 mil)	N/A
Steve Klouda	26 ($23.1 bil)	11 ($980 mil)	8,308 ($5.9 bil)	3 ($312 mil)	1 ($19.4 mil)	N/A
Jeff Scudieri	26 ($23.1 bil)	11 ($980 mil)	8,308 ($5.9 bil)	3 ($312 mil)	1 ($19.4 mil)	N/A
Jon Vacko	26 ($23.1 bil)	11 ($980 mil)	8,308 ($5.9 bil)	3 ($312 mil)	1 ($19.4 mil)	N/A
Bryan Lloyd	26 ($23.1 bil)	11 ($980 mil)	8,308 ($5.9 bil)	3 ($312 mil)	1 ($19.4 mil)	N/A
Dino Dussias	26 ($23.1 bil)	11 ($980 mil)	8,308 ($5.9 bil)	3 ($312 mil)	1 ($19.4 mil)	N/A
Christopher Hartman	26 ($23.1 bil)	11 ($980 mil)	8,308 ($5.9 bil)	3 ($312 mil)	1 ($19.4 mil)	N/A
Joe Wysocki	26 ($23.1 bil)	11 ($980 mil)	8,308 ($5.9 bil)	3 ($312 mil)	1 ($19.4 mil)	N/A
Causeway Capital Management LLC
Sarah H. Ketterer	6 ($3.16 bil)	5 ($0.72 bil)	52 ($4.785 bil)	N/A	N/A	1 ($0.45 bil)
Harry W. Hartford	6 ($3.16 bil)	5 ($0.72 bil)	58 ($4.764 bil)	N/A	N/A	1 ($0.45 bil)
James A. Doyle	6 ($3.16 bil)	5 ($0.72 bil)	53 ($4.763 bil)	N/A	N/A	1 ($0.45 bil)
Jonathan P. Eng	6 ($3.16 bil)	5 ($0.72 bil)	50 ($4.764 bil)	N/A	N/A	1 ($0.45 bil)
Kevin Durkin	6 ($3.16 bil)	5 ($0.72 bil)	48 ($4.763 bil)	N/A	N/A	1 ($0.45 bil)
CB Richard Ellis Global Real Estate Securities, LLC
Jeremy Anagnos	1 ($20 mil)	18 ($1.15 bil)	12 ($838 mil)	N/A	1 ($34 mil)	5 ($389 mil)
Steve Carroll	1 ($20 mil)	18 ($1.15 bil)	12 ($838 mil)	N/A	1 ($34 mil)	5 ($389 mil)
William Morrill	1 ($20 mil)	18 ($1.15 bil)	12 ($838 mil)	N/A	1 ($34 mil)	5 ($389 mil)
Dreman Value Management, LLC
David N. Dreman	12 ($3.3 bil)	1 ($89 mil)	80 ($892 mil)	N/A	N/A	N/A
E. Clifton Hoover, Jr.	11 ($3.2 mil)	N/A	61 ($740 mil)	N/A	N/A	N/A
Mark Roach	7 ($2.8 bil)	N/A	19 ($152 mil)	N/A	N/A	N/A
Franklin Advisers, Inc.
Eric Takaha	2 ($1.5 bil)	3 ($240.0 mil)	4 ($285.4 mil)	N/A	N/A	N/A
Chris Molumphy	3 ($7.8 bil)	2 ($684.4 mil)	N/A	N/A	N/A	N/A
Glenn Voyles	1 ($199.6 mil)	N/A	N/A	N/A	N/A	N/A
Hotchkis and Wiley Capital Management, LLC
Patty McKenna	14 ($5.7 bil)	2 ($90.7 mil)	65 ($6.7 bil)	1 (1.7 bil)	N/A	3 ($193 mil)
Sheldon Lieberman	14 ($5.7 bil)	2 ($90.7 mil)	65 ($6.7 bil)	1 (1.7 bil)	N/A	3 ($193 mil)
George Davis	14 ($5.7 bil)	2 ($90.7 mil)	65 ($6.7 bil)	1 (1.7 bil)	N/A	3 ($193 mil)
Stan Majcher	14 ($5.7 bil)	2 ($90.7 mil)	65 ($6.7 bil)	1 (1.7 bil)	N/A	3 ($193 mil)
David Green	14 ($5.7 bil)	2 ($90.7 mil)	65 ($6.7 bil)	1 (1.7 bil)	N/A	3 ($193 mil)
Jim Miles	14 ($5.7 bil)	2 ($90.7 mil)	65 ($6.7 bil)	1 (1.7 bil)	N/A	3 ($193 mil)
Judd Peters	14 ($5.7 bil)	2 ($90.7 mil)	65 ($6.7 bil)	1 (1.7 bil)	N/A	3 ($193 mil)
Lazard Asset Management LLC
John Reinsberg	5 ($972.6 mil)	4 ($113.5 mil)	58 ($4.0 bil)	N/A	4 ($113.5 mil)	N/A
Michael A. Bennett	9 ($3.0 bil)	1 ($11.3 mil)	294 ($9.6 bil)	N/A	N/A	N/A
Michael G. Fry	8 ($2.6 bil)	4 ($153.1 mil)	271 ($9.5 bil)	N/A	N/A	N/A
Michael Powers	8 ($2.6 bil)	1 ($11.3 mil)	259 ($8.0 bil)	N/A	N/A	N/A
Logan Circle Partners, L.P.
Timothy L. Rabe, CFA	1 ($27mil)	N/A	12 ($829 mil)	N/A	N/A	N/A
Metropolitan West Capital Management, LLC- Large Cap Value Fund
Investment Team (Howard Gleicher, Gary W. Lisenbee, David M. Graham, Jeffrey Peck, Jay Cunningham)	13 ($3.5 bil)	6 ($400.7 mil)	526 ($6.7 bil)	N/A	N/A	2 ($44.3 mil)

Metropolitan West Capital Management, LLC- Small Cap Value Fund
Samir Sikka	7 ($761.1 mil)	3 ($81.7 mil)	12 ($180.5 mil)	N/A	N/A	1 ($50.4 mil)
Morgan Stanley Investment Management Inc.
Ruchir Sharma	12 ($4.7 bil)	7 ($3.4 bil)	20 ($4.4 bil)	None	None	4 ($1.5 bil)
Paul Psaila	9 ($3.9 bil)	5 ($2.6 bil)	20 ($4.4 bil)	None	None	4 ($1.5 bil)
James Cheng	14 ($5.6 bil)	5 ($2.7 bil)	27 ($10.3 bil)	None	None	4 ($1.5 bil)
Eric Carlson	8 ($3.7 bil)	5 ($2.6 bil)	20 ($4.4 bil)	None	None	4 ($1.5 bil)
William Scott Piper	8 ($3.9 bil)	5 ($3.2 bil)	23 ($6.0 bil)	None	None	6 ($3.1 bil)
Ana Cristina Piedrahita	9 ($4.1 bil)	5 ($3.2 bil)	23 ($6.0 bil)	None	None	6 ($3.1 bil)
NISA Investment Advisors, LLC
Jess Yawitz	N/A	N/A	111 ($54 bil)	N/A	N/A	5 ($1.25 bil)
William Marshall	N/A	N/A	111 ($54 bil)	N/A	N/A	5 ($1.25 bil)
Ken Lester	N/A	N/A	105 ($53 bil)	N/A	N/A	5 ($1.25 bil)
Anthony Pope	N/A	N/A	103 ($53 bil)	N/A	N/A	2 ($0.7 bil)
Note: The number of accounts reflects the number of clients; NISA manages multiple portfolios for several clients.
Opus Capital Group, LLC
Len A. Haussler	1 ($508 mil)	N/A	243 ($964 mil)	N/A	N/A	1 ($34 mil)
Kevin P. Whelan	1 ($508 mil)	N/A	243 ($964 mil)	N/A	N/A	1 ($34 mil)
Jonathon M. Detter	1 ($508 mil)	N/A	243 ($964 mil)	N/A	N/A	1 ($34 mil)
Pzena Investment Management, LLC
Richard S. Pzena	8 ($2.8 bil)	55 ($1.0 bil)	183 ($4.9 bil)	N/A	N/A	10 ($898 mil)
John Goetz	11 ($3.4 bil)	80 ($3.2 bil)	193 ($6.4 bil)	N/A	1 ($84 mil)	10 ($898 mil)
Manoj Tandon	N/A	N/A	5 ($216 mil)	N/A	N/A	N/A
Standish Mellon Asset Management Company LLC
Robert Bayston	44 ($1.8 bil)	7 ($1.3 bil)	N/A	N/A	N/A	N/A
Templeton Investment Counsel, LLC
Gary Motyl	4 ($6.4 bil)	2 ($718.5 mil)	13 ($3.4 bil)	N/A	N/A	N/A
The Boston Company Asset Management, LLC
D. Kirk Henry	10 ($3.51 bil)	11 ($3.78 bil)	42 ($5.48 bil)	N/A	N/A	1 ($147.8 mil)
Clifford A. Smith	10 ($3.51 bil)	11 ($3.78 bil)	42 ($5.48 bil)	N/A	N/A	1 ($147.8 mil)
Warren Skillman	10 ($3.51 bil)	11 ($3.78 bil)	42 ($5.48 bil)	N/A	N/A	1 ($147.8 mil)
Carolyn M. Kedersha	10 ($3.51 bil)	11 ($3.78 bil)	42 ($5.48 bil)	N/A	N/A	1 ($147.8 mil)
Joseph M. Corrado	4 ($1.18 bil)	2 ($130.9 mil)	24 ($1.27 bil)	N/A	N/A	N/A
Stephanie K. Brandaleone	4 ($1.18 bil)	2 ($130.9 mil)	24 ($1.27 bil)	N/A	N/A	N/A
Edward R. Walter	4 ($1.18 bil)	2 ($130.9 mil)	24 ($1.27 bil)	N/A	N/A	N/A
The Renaissance Group LLC
Michael E. Schroer	3 ($390 mil)	N/A	401 ($3.1 bil)	N/A	N/A	N/A
Winslow Capital Management, Inc.
Clark J. Winslow	7 ($5.6 bil)	8 ($316 mil)	580 ($3.9 bil)	N/A	N/A	4 ($296 mil)
Justin H. Kelly	7 ($5.6 bil)	8 ($316 mil)	580 ($3.9 bil)	N/A	N/A	4 ($296 mil)
R. Bart Wear	7 ($5.6 bil)	8 ($316 mil)	580 ($3.9 bil)	N/A	N/A	4 ($296 mil)
Zebra Capital Management, LLC
Roger Ibbotson	N/A	3 ($58 mil)	12 ($481 mil)	N/A	3 ($58 mil)	2 ($57 mil)
Zhiwu Chen	N/A	3 ($58 mil)	12 ($481 mil)	N/A	3 ($58 mil)	2 ($57 mil)

Conflicts of Interest

As noted in the table above, the Portfolio Managers manage accounts other than the Funds.  This side-by-side management may present potential conflicts between a Portfolio Manager’s management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other hand. Set forth below is a description by the Manager and each Sub-Advisor of any foreseeable material conflicts of interest that may arise from the concurrent management of Funds and other accounts as of the end of each Fund’s most recent fiscal year. The information regarding potential conflicts of interest of the Sub-Advisors was provided by each firm.

The Manager  The Manager’s Portfolio Managers are responsible for managing one or more of the Funds and other accounts, including separate accounts and unregistered funds. The Manager typically assigns Funds and accounts with similar investment strategies to the same Portfolio Manager to mitigate the potentially conflicting investment strategies of accounts. Other than potential conflicts between investment strategies, the side-by-side management of both the Funds and other accounts may raise potential conflicts of interest due to the interest held by the Manager or one of its affiliates in an account and certain trading practices used by the Portfolio Managers (e.g., cross trades between a Fund and another account and allocation of aggregated trades). The Manager has developed policies and procedures reasonably designed to mitigate those conflicts. In particular, the Manager has adopted policies limiting the ability of Portfolio Managers to cross securities between a Fund and a separate account and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

Portfolio Managers of the Manager with responsibility for the Funds are also responsible for managing, among other accounts, the pension assets for AMR Corporation and its subsidiaries ("AMR Pension Accounts"). These Portfolio Managers oversee fixed income assets managed internally by the Manager as well as equity and fixed income assets managed externally by sub-advisors who invest the assets of the Funds and AMR Pension Accounts. The same investment process and overall investment strategies are used for both the Funds and the AMR Pension Accounts. Potential conflicts of interest may occur when the Manager's Portfolio Managers allocate Fund assets to internal fixed income Portfolio Managers rather than external Portfolio Managers, since the Manager has the potential to earn more fees under this scenario. This potential conflict of interest is disclosed to the Board in connection with the process of approving the Manager as an investment advisor to the Funds.

           Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow”)  Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund(s)).  Barrow manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

Brandywine Global Investment Management, LLC (“Brandywine Global”) Brandywine Global does not foresee any potentially material conflicts of interest as a result of concurrent management of the Balanced, Large Cap Value and Small Cap Value Funds and other accounts. Brandywine Global follows the same buy and sell discipline for all stocks across all portfolios, subject to client specific restrictions. All portfolios are managed in the same manner by the investment team. Portfolios may differ slightly due to differences in available cash, contributions and withdrawals.

Calamos Advisors LLC (“Calamos”)  Calamos does not foresee any potentially material conflicts of interest as a result of concurrent management of the Retirement Income and Appreciation Fund and other accounts.

Potential conflicts that could arise include the allocation of investment opportunities and securities purchased among these multiple accounts. Similarly, trading in securities by Calamos personnel for their own accounts potentially could conflict with the interest of clients. Calamos does not believe that any of these potential conflicts of interest are material, and Calamos has policies and procedures in place to detect, monitor and resolve these and other potential conflicts of interest that are inherent to its business as an investment advisor.

Causeway Capital Management LLC (“Causeway”)  The Causeway portfolio managers who manage a segment of the International Equity Fund (the “Fund Segment”) also manage their own personal accounts and other accounts, including corporations, pension plans, public retirement plans, Taft-Hartley pension plans, endowments and foundations, mutual funds, charities, private trusts, wrap fee programs, and other institutions (collectively, “Other Accounts”).  In managing the Other Accounts, the portfolio managers employ investment strategies similar to that used in managing the Fund Segment, subject to certain variations in investment restrictions.  The portfolio managers purchase and sell securities for the Fund Segment that they also recommend to Other Accounts.  The portfolio managers at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies.  The Other Accounts pay higher management fee rates than the Fund Segment or pay performance-based fees to Causeway.  Causeway is the investment adviser and sponsor of four mutual funds (“Causeway International Value Fund,” “Causeway Global Value Fund,” “Causeway Emerging Markets Fund,” and Causeway International Opportunities Fund” together “Causeway Mutual Funds”).  All of the portfolio managers have personal investments in one or more of the Causeway Mutual Funds.  Ms. Ketterer and Mr. Hartford hold a controlling interest in Causeway’s equity and Messrs. Doyle, Eng and Durkin have minority interests in Causeway’s equity.

Actual or potential conflicts of interest arise from the Fund Segment’s portfolio managers’ management responsibilities with respect to the Other Accounts and their own personal accounts.  These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts provide incentives to favor certain accounts.  Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest.  These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information.  Causeway also has a Code of Ethics which, among other things, limits personal trading by portfolio managers and other employees of Causeway.  There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.

CB Richard Ellis Global Real Estate Securities, LLC  If the Sub-Adviser believes that there is a conflict in relation to trading securities between the interests of the Sub-Adviser and a client or between one client and another or multiple clients, then the Sub-Adviser must contact the clients involved to obtain their consent prior to trading. The Sub-Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest. As a result, the Sub-Adviser does not believe that any of these potential sources of conflicts of interest will affect the Sub-Adviser’s professional judgment in managing the Fund. When necessary, the Sub-Adviser shall address known conflicts of interests in its trading practices by disclosure to clients and/or in its Form ADV or other appropriate action. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Dreman Value Management, LLC (“Dreman”) Dreman manages clients’ accounts using a contrarian value investment strategy.  For both its strategies, Dreman utilizes a model portfolio and rebalances client accounts whenever changes are made to the model portfolio.  In addition, Dreman aggregates its trades and allocates the trades to all client accounts in an equitable manner.  Dreman strongly believes aggregating its orders protect all clients from being disadvantaged by price or time execution.  The model portfolio approach and the trade aggregation policy of Dreman eliminates any potential or apparent conflicts of interest that could arise when a Portfolio Manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.  Dreman does not receive any performance-based fees from any of its accounts with the exception of hedge funds that are managed by an affiliated entity.  However, the hedge funds are treated like any other client account and trades done for the hedge fund are generally aggregated with trades done for Dreman’s regular client accounts. Dreman’s investment professionals are compensated in the same manner for all client accounts irrespective of the type of account.

Franklin Advisers, Inc. (“Franklin”)  The management of multiple funds, including the High Yield Bond Fund and other accounts may give rise to potential conflicts of interest if the High Yield Bond Fund and other accounts have different objectives, benchmarks, time horizons, and fees, as the Portfolio Manager must allocate his or her time and investment ideas across multiple funds and accounts. Franklin seeks to manage such competing interests for the time and attention of Portfolio Managers by having Portfolio Managers focus on a particular investment discipline.  Most other accounts managed by a Portfolio Manager are managed using the same investment strategies that are used in connection with the management of the High Yield Bond Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the High Yield Bond Fund may outperform the securities selected for the High Yield Bond Fund. Moreover, if a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the High Yield Bond Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. Franklin seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a Portfolio Manager’s compensation may give rise to potential conflicts of interest. A Portfolio Manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a Portfolio Manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a Portfolio Manager may give rise to potential conflicts of interest.  While Franklin has adopted a code of ethics which it believes contains provisions reasonably necessary to prevent a wide range of prohibited activities by Portfolio Managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

Franklin has adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Hotchkis and Wiley Capital Management, LLC (“Hotchkis”)  The Balanced (equity portion), Large Cap Value and Small Cap Value Funds are managed by Hotchkis’ investment team (“Investment Team”). The Investment Team also manages institutional accounts and other mutual funds in several different investment strategies. The portfolios within an investment strategy are managed using a target portfolio; however, each portfolio may have different restrictions, cash flows, tax and other relevant considerations which may preclude a portfolio from participating in certain transactions for that investment strategy. Consequently, the performance of portfolios may vary due to these different considerations. The Investment Team may place transactions for one investment strategy that are directly or indirectly contrary to investment decisions made on behalf of another investment strategy. Hotchkis may be restricted from purchasing more than a limited percentage of the outstanding shares of a company. If a company is a viable investment for more than one investment strategy, Hotchkis has adopted policies and procedures reasonably designed to ensure that all of its clients are treated fairly and equitably.

Different types of accounts and investment strategies may have different fee structures. Additionally, certain accounts pay Hotchkis performance-based fees, which may vary depending on how well the account performs compared to a benchmark. Because such fee arrangements have the potential to create an incentive for Hotchkis to favor such accounts in making investment decisions and allocations, Hotchkis has adopted policies and procedures reasonably designed to ensure that all of its clients are treated fairly and equitably, including in respect of allocation decisions, such as initial public offerings.

Since all accounts are managed to a target portfolio by the Investment Team, adequate time and resources are consistently applied to all accounts in the same investment strategy.

Lazard Asset Management LLC (“Lazard”)  Lazard’s Portfolio Managers manage multiple accounts for a diverse client base, including private clients, institutions and investment funds. Lazard manages all portfolios on a team basis. The team is involved at all levels of the investment process. This team approach allows for every portfolio manager to benefit from his/her peers, and for clients to receive the firm’s best thinking, not that of a single portfolio manager. Lazard manages all like investment mandates against a model portfolio. Specific client objectives, guidelines or limitations then are applied against the model, and any necessary adjustments are made.

Although the potential for conflicts of interest exist because Lazard and the Portfolio Managers manage other accounts with similar investment objectives and strategies as the International Equity Fund ("Similar Accounts"), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the Fund is not disadvantaged, including procedures regarding trade allocations and "conflicting trades" (e.g., long and short positions in the same security, as described below). In addition, the Fund, as a registered investment company, is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of Lazard’s management of the Fund and Similar Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard's overall allocation of securities in that offering, or to increase Lazard's ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, Portfolio Managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Fund, that they are managing on behalf of Lazard. Although Lazard does not track each individual Portfolio Manager’s time dedicated to each account, Lazard periodically reviews each Portfolio Manager’s overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund. In addition, Lazard could be viewed as having a conflict of interest to the extent that Lazard and/or its Portfolio Managers have a materially larger investment in a Similar Account than their investment in the Fund.

A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account. Lazard manages hedge funds that are subject to performance/incentive fees. Certain hedge funds managed by Lazard may also be permitted to sell securities short. When Lazard engages in short sales of securities of the type in which the Fund invests, Lazard could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. As described above, Lazard has procedures in place to address these conflicts.  Portfolio managers and portfolio management teams are generally not permitted to manage long-only assets alongside long/short assets, although may from time to time manage both hedge funds and long-only accounts, including open-end and closed-end registered investment companies.

Logan Circle Partners, L.P. (“Logan”).  Logan does not foresee any material conflicts as a result of the concurrent management of the Fund and other accounts.  Logan has implemented policies and procedures designed to prevent and monitor potential conflict of interests.  These policies and procedures are not limited to the Code of Ethics and Trading procedures.

Metropolitan West Capital Management, LLC (“MetWest Capital”)  MetWest Capital’s Portfolio Managers generally face two types of conflicts of interest:  (1) conflicts between and among the interests of the various accounts they manage, and (2) conflicts between the interests of the accounts they manage and their own personal interests.  The policies of MetWest Capital require that portfolio managers treat all accounts they manage equitably and fairly in the face of such real or potential conflicts.

The management of multiple funds and other accounts may require the portfolio manager to devote less than all of his or her time to a fund, particularly if the funds and accounts have different objectives, benchmarks and time horizons.  The portfolio manager may also be required to allocate his or her investment ideas across multiple funds and accounts.  In addition, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts.  Further, security purchase and sale orders for multiple accounts often are aggregated for purpose of execution.  Although such aggregation generally benefits clients, it may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts.  It may also happen that a fund’s advisor or sub-advisor will determine that it would be in the best interest, and consistent with the investment policies, of another account to sell a security (including by means of a short sale) that a fund holds long, potentially resulting in a decrease in the market value of the security held by the fund.

MetWest Capital and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the fund – for instance, those that pay a higher advisory fee.  The policies of MetWest Capital, however, require that portfolio managers treat all accounts they manage equitably and fairly.

As noted above, portfolio managers may also experience certain conflicts between the interests of the accounts they manage and their own personal interests (which may include interests in advantaging MetWest Capital).  The structure of a portfolio manager’s or an investment advisor’s compensation may create an incentive for the manager or advisor to favor accounts whose performance has a greater impact on such compensation.  The portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts.  Similarly, if a portfolio manager holds a larger personal investment in one fund than he or she does in another, the portfolio manager may have an incentive to favor the fund in which he or she holds a larger stake.

In general, MetWest Capital has policies and procedures to address the various potential conflicts of interest described above.  It has policies and procedures designed to ensure that portfolio managers have sufficient time and resources to devote to the various accounts they manage.  Similarly, it has policies and procedures designed to ensure that investments and investment opportunities are allocated fairly across accounts, and that the interests of client accounts are placed ahead of a portfolio manager’s personal interests.  However, there is no guarantee that such procedures will detect or address each and every situation where a conflict arises.

Morgan Stanley Investment Management Inc. (“MSIM Inc.”)   Because the portfolio managers  may manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Sub-Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Sub-Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Sub-Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Sub-Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Sub-Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Sub-Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

NISA Investment Advisors, LLC (“NISA”)  NISA provides similar services to accounts other than the Treasury Inflation Protected Securities Fund. The advice given and timing of services to the Treasury Inflation Protected Securities Fund may not necessarily relate to, and may differ from, the advice given and/or timing of NISA’s services to other accounts. Securities purchased for the Treasury Inflation Protected Securities Fund are generally limited to inflation-indexed securities issued by the U.S. Treasury or other U.S. Government Agency. NISA believes that the market for such securities, particularly those held in the Treasury Inflation Protected Securities Fund, is sufficiently liquid to accommodate transactions for the Fund and other accounts managed by NISA with little market impact.

Opus Capital Group, LLC (“Opus”)  Opus does not foresee any potentially material conflicts of interest as a result of concurrent management of the Small Cap Value Fund and other accounts.

Pzena Investment Management, LLC (“Pzena”)  In Pzena’s view, conflicts of interest may arise in managing the Mid-Cap Value Fund’s portfolio investment, on the one hand, and the portfolios of Pzena’s other clients and/or accounts (together “Accounts”), on the other. Set forth below is a brief description of some of the material conflicts that may arise and Pzena’s policy or procedure for handling them. Although Pzena has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.

The management of multiple Accounts inherently means there may be competing interests for the portfolio management team’s time and attention. Pzena seeks to minimize this by utilizing one investment approach (i.e., classic value investing), and by managing all Accounts on a product specific basis. Thus, all mid cap value Accounts, whether they be Fund accounts, institutional accounts or individual accounts are managed using the same investment discipline, strategy and proprietary investment model as the Fund.

If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the Fund may not be able to take full advantage of that opportunity. However, Pzena has adopted procedures for allocating portfolio transactions across Accounts that are designed to ensure each Account is treated fairly. First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/ initial order preparation. Factors affecting allocations include availability of cash to existence of client imposed trading restrictions or prohibitions, and the tax status of the account. The only changes to the allocations made at the time of the creation of the order, are if there is a partial fill for an order. Depending upon the size of the execution, Pzena may choose to allocate the executed shares through pro-rata breakdown, or on a random basis. As with all trade allocations, each Account generally receives pro rata allocations of any hot issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an account from an otherwise acceptable IPO or hot issue investment include the account having Financial Industry Regulatory Authority ("FINRA") restricted person status, lack of available cash to make the purchase, or a client imposed trading prohibition on IPOs or on the business of the issuer.

With respect to securities transactions for the Accounts, Pzena determines which broker to use to execute each order, consistent with its duty to seek best execution. Pzena will bunch or aggregate like orders where to do so will be beneficial to the Accounts. However, with respect to certain Accounts, Pzena may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Pzena may place separate, non-simultaneous, transactions for the Fund and another Account which may temporarily affect the market price of the security or the execution of the transaction to the detriment of one or the other.

Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the Fund or other Accounts. To address this, Pzena has adopted a written Code of Business Conduct and Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders’ interests) or its current investment strategy.

Pzena manages some Accounts under performance based fee arrangements. Pzena recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest associated with managing accounts with different compensation structures, Pzena generally requires portfolio decisions to be made on a product specific basis. Pzena also requires pre-allocation of all client orders based on specific fee-neutral criteria set forth above. Additionally, Pzena requires average pricing of all aggregated orders. Finally, Pzena has adopted a policy prohibiting portfolio managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.

Standish Mellon Asset Management Company LLC (“Standish”). Portfolio managers at Standish may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs ("Other Accounts"). Potential conflicts of interest may arise because of Standish's management of the Treasury Inflation Protected Securities Fund and Other Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Standish may be perceived as causing accounts it manages to participate in an offering to increase Standish's overall allocation of securities in that offering, or to increase Standish's ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Standish may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the Treasury Inflation Protected Securities Fund, that they are managing on behalf of Standish. Standish periodically reviews each portfolio manager's overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Treasury Inflation Protected Securities Fund. In addition, Standish could be viewed as having a conflict of interest to the extent that Standish or its affiliates and/or portfolio managers have a materially larger investment in Other Accounts than their investment in the Treasury Inflation Protected Securities Fund.

Other Accounts may have investment objectives, strategies and risks that differ from those of the Treasury Inflation Protected Securities Fund. For these or other reasons, the portfolio manager may purchase different securities for the Treasury Inflation Protected Securities Fund and the Other Accounts, and the performance of securities purchased for the Treasury Inflation Protected Securities Fund may vary from the performance of securities purchased for Other Accounts. The portfolio manager may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the Treasury Inflation Protected Securities Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

Standish's goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. Standish has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Standish monitors a variety of areas, including compliance with Treasury Inflation Protected Securities Fund guidelines, the allocation of initial public offerings, and compliance with Standish's Code of Ethics. Furthermore, senior investment and business personnel at Standish periodically review the performance of the portfolio managers for Standish-managed funds.

Templeton Investment Counsel, LLC (“Templeton”)  The management of multiple funds, including the International Equity Fund and other accounts may give rise to potential conflicts of interest if the International Equity Fund and other accounts have different objectives, benchmarks, time horizons, and fees, as the Portfolio Manager must allocate his or her time and investment ideas across multiple funds and accounts. Templeton seeks to manage such competing interests for the time and attention of Portfolio Managers by having Portfolio Managers focus on a particular investment discipline.  Most other accounts managed by a Portfolio Manager are managed using the same investment strategies that are used in connection with the management of the International Equity Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the International Equity Fund may outperform the securities selected for the International Equity Fund. Moreover, if a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the International Equity Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. Templeton seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a Portfolio Manager’s compensation may give rise to potential conflicts of interest. A Portfolio Manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a Portfolio Manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a Portfolio Manager may give rise to potential conflicts of interest.  While Templeton has adopted a code of ethics which it believes contains provisions reasonably necessary to prevent a wide range of prohibited activities by Portfolio Managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

Templeton has adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

The Boston Company Asset Management, LLC   A conflict of interest is generally defined as a single person or entity having two or more interests that are inconsistent.  The Boston Company Asset Management, LLC (“TBCAM”) has implemented various policies and procedures that are intended to address the conflicts of interest that may exist or be perceived to exist at TBCAM.

These conflicts may include, but are not limited to when a portfolio manager is responsible for the management of more than one account; the potential arises for the portfolio manager to favor one account over another.  Generally, the risk of such conflicts of interest could increase if a portfolio manager has a financial incentive to favor one account over another.

This disclosure statement is not intended to cover all of the conflicts that exist within TBCAM, but rather to highlight the general categories of conflicts and the associated mitigating controls. Other conflicts are addressed within the policies of TBCAM.  Further, the Chief Compliance Officer of TBCAM shall maintain a Conflicts Matrix that further defines the conflicts specific to TBCAM.

New Investment Opportunities - Potential Conflict:  A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements.  If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation.  TBCAM has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

Compensation - Potential Conflict:  A portfolio manager may favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager.  If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the bonus achieve the best possible performance to the possible detriment of other accounts.  Similarly, if TBCAM receives a performance-based advisory fee, the portfolio manager may favor that account, regardless of whether the performance of that account directly determines the portfolio manager’s compensation.  Portfolio managers’ cash compensation is comprised primarily of a market-based salary and incentive compensation (annual and long term retention incentive awards).  Funding for the TBCAM Annual Incentive Plan and Long Term Retention Incentive Plan is through a pre-determined fixed percentage of overall TBCAM profitability.  In general, bonus awards are based initially on TBCAM’s financial performance.  However, awards for select senior portfolio managers are based initially on their individual investment performance (one, three, and five-year weighted).  In addition, awards for portfolio managers that manage alternative strategies are partially based on a portion of the fund’s realized performance fee.

Investment Objectives - Potential Conflict:  Where different accounts managed by the same portfolio manager have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise.  For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such a trading pattern could potentially disadvantage either account.  To mitigate the conflict in this scenario TBCAM has in places a restriction in the order management system and requires a written explanation from the portfolio manager before determining whether to lift the restriction.  However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Trading - Potential Conflict:  A portfolio manager could favor one account over another in the allocation of shares or price in a block trade.  Particularly in cases when a portfolio manager buys or sells a security for a group of accounts in an aggregate amount that may influence the market price of the stock, certain portfolios could receive a more favorable price on earlier executions than accounts that participate subsequent fills.  The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.  When a portfolio manager intends to trade the same security for more than one account, TBCAM policy generally requires that such orders be “bunched,” which means that the trades for the individual accounts are aggregated and each portfolio receives the same average price.   Some accounts may not be eligible for bunching for contractual reasons (such as directed brokerage arrangements).  Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price.  Where those accounts or circumstances are involved, TBCAM will place the order in a manner intended to result in as favorable a price as possible for such client. To ensure that trades are being allocated in a fair and equitable manner consistent with our policies, performance dispersion among portfolios in all of TBCAM’s investment strategies is reviewed on a monthly basis.  While it is not practicable to examine each individual trade allocation, this performance analysis for strategy-specific portfolio groups provides a reasonable basis to confirm adherence to policy or to highlight potential outliers.

Personal Interest - Potential Conflict:  A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns.  For example, if the portfolio manager held an interest in a mutual fund that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.  All accounts with the same or similar investment objectives are part of a trading group.  All accounts in a particular trading group are managed and traded identically taking into account client imposed restrictions or cash flows.  As a result of this management and trading style an account in a trading group cannot be treated any differently than any other account in that trading group.

Outside Affiliations and Directorship - Potential Conflict:  Employees may serve as directors, officers or general partners of certain outside entities after obtaining the appropriate approvals in compliance with the Code of Conduct and BNY Mellon’s Corporate Policy on Outside Directorships and Offices.  However, in view of the potential conflicts of interest and the possible liability for TBCAM, its affiliates and its employees, employees are urged to be cautious when considering serving as directors, officers, or general partners of outside entities.  In addition to completing the reporting requirements set forth in the BNY Mellon corporate policies, employees should ensure that their service as an outside director, officer or general partner does not interfere with the discharge of their job responsibilities and must recognize that their primary obligation is to complete their assigned responsibilities at TBCAM in a timely manner.

Proxy Voting - Potential Conflict:  Whenever TBCAM owns the securities of client or prospective client in fiduciary accounts there is a potential conflict between the interests of the firm and the interests of the beneficiaries of our client accounts.  Material conflicts of interest are addressed through the establishment of our parent company’s Proxy Committee structure.  It applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors.  Further, we engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and Fund securities.

Personal Trading - Potential Conflict:  There is an inherent conflict where a portfolio manager manages personal accounts alongside client accounts.  Further, there is a conflict where other employees in the firm know of portfolio decisions in advance of trade execution and could potentially use this information to their advantage and to the disadvantage of TBCAM’s clients.  Subject to the personal Securities Trading Policy, employees of TBCAM may buy and sell securities which are recommended to its clients; however, no employee is permitted to do so (a) where such purchase or sale would affect the market price of such securities, or (b) in anticipation of the effect of such recommendation on the market price.  Consistent with the Securities Trading Policy relating to Investment Employees (which includes all Access Persons), approval will be denied for sales/purchases of securities for which investment transactions are pending and, at minimum, for two business days after transactions for the security were completed for client accounts.  Portfolio managers are prohibited from trading in a security for seven days before and after transactions in that security are completed for client accounts managed by that Portfolio Manager.

Client Commission Arrangements - Potential Conflict:  Use of client commissions to pay for services that benefit TBCAM and not client accounts.  It is the policy of TBCAM to enter into client commission arrangements in a manner which will ensure the availability of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934 and which will ensure that the firm meets its fiduciary obligations for seeking to obtain best execution for its clients.  Client commissions may be used for services that qualify as “research” or brokerage”.  All 3rd Party Commission services are justified in writing by the user specifically noting how the service will assist in the investment decision making process and approved by the Brokerage Practices Committee.

Consultant Business - Potential Conflict:  Many of our clients retain consulting firms to assist them in selecting investment managers.  Some of these consulting firms provide services to both those who hire investment managers (i.e. clients) and to investment management firms.  TBCAM may pay to attend conferences sponsored by consulting firms and/or purchase services from consulting firms where it believes those services will be useful to it in operating its investment management business.  TBCAM does not pay referral fees to consultants.

Gifts - Potential Conflict:  Where investment personnel are offered gifts or entertainment by business associates that assist them in making or executing portfolio decisions or recommendations for client accounts a potential conflict exists.  The Code of Conduct sets forth broad requirements for accepting gifts and entertainment.  TBCAM’s Gift Policy supplements the Code of Conduct and provides further clarification for TBCAM employees.  TBCAM has established a Gift Policy that supplements the BNY Mellon Code of Conduct and which requires certain reporting and/or prior approval when accepting gifts and entertainment valued in excess of predetermined ranges.  On a quarterly basis TBCAM Compliance Personnel review  the gifts and entertainment accepted by TBCAM Employees to ensure compliance with the BNY Mellon Code of Conduct and the TBCAM Gift Policy.

Affiliated Brokerage - Potential Conflict:  TBCAM is affiliated with certain BNY Mellon affiliated broker dealers. TBCAM does not execute brokerage transactions directly with BNY Mellon affiliated brokers.  An exception to this prohibition is where a client has provided affirmative written direction to TBCAM to execute trades through a BNY Mellon affiliated broker as part of a directed brokerage arrangement that the client has with such affiliated broker.  TBCAM also maintains Affiliated Brokerage and Underwriting Policy and Procedures.

The Renaissance Group LLC (“Renaissance”)   Actual or potential conflicts may arise in managing the Fund since Renaissance manages multiple client accounts.  A brief description of some of the potential conflicts of interest and compliance factors that may arise as a result is included below.  Renaissance does not believe any of the potential conflicts of interest and compliance factors pose significant risk to the Fund.

Allocation of Investment Opportunities:  If Renaissance identifies a limited investment opportunity that may be suitable for multiple client accounts, the Fund may not be able to take full advantage of that opportunity due to liquidity constraints and other factors.  Renaissance has adopted policies and procedures designed to ensure that allocations of limited investment opportunities are conducted in a fair and equitable manner between client accounts.

Although Renaissance uses the same buy list of securities for all accounts within a strategy, performance of each account may vary due to differing account restrictions, tax management, cash flows, inception dates of accounts within a time period, etc.  As a result, the portfolio of securities held in any single client account may perform better or worse than the portfolio of securities held in another similarly managed client account.

Allocation of Partially filled Transactions in Securities:  Renaissance often aggregates for execution as a single transaction orders for the purchase or sale of a particular security for multiple client accounts.  If Renaissance is unable to fill and aggregated order completely, but receives a partial fill, Renaissance will typically allocate the transactions relating to the partially filled order to clients on a pro-rata basis.  Renaissance may make exceptions from this general policy from time to time bases on factors such as the availability of cash, country/regional/sector allocation decisions, investment guidelines and restrictions, and the costs for minimal allocation actions.

Opposite (e.g. Contradictory) Transactions in Securities:  Renaissance provides investment advisory services for various clients and under various investment mandates and may give advice, and take action, with respect to any of those clients and under various investment mandates and may give advice, and take action, with respect to any of those clients that may differ from the advice given, or the timing or nature of action taken, with respect to any individual client account.

In the course of providing advisory services, Renaissance may simultaneously recommend the sale of a particular security for one client account while recommending the purchase of the same or similar security for another account.  This may occur for a variety of reasons.  For example, in order to raise cash to handle a redemption/withdrawal from a client account, Renaissance is forced to sell a security that is ranked a buy in our model portfolio.

Renaissance has and potentially will purchase publicly traded securities of clients, brokers and vendors.  This potential conflict is mitigated by the fact that Renaissance utilizes quantitative models to select potential securities to purchase and only considers purchasing securities which fall into the top quintile of its model portfolio.  Securities are sold if they fall out of the top two quintiles of the model portfolio.

Selection of Brokers/Dealers:  In selecting a broker or a dealer, Renaissance may choose a broker whose commission rate is in excess of that which another broker might have charged for the same transaction, based upon Renaissance’s judgment of that brokers execution capabilities and/or as a result of Renaissance’s perceived value of the broker’s research services.  Renaissance receives third party research through soft dollar arrangements whereby a broker purchases research from a third party on Renaissance’s behalf.  Renaissance also receives proprietary research from brokers through commission sharing arrangements and may receive proprietary research through soft dollar arrangements.  Renaissance generally seeks to achieve best execution through the evaluation of trade execution, clearance, settlement and research services provided by a broker.  There can be no assurance that objective can always be achieved.  Renaissance does not enter into any agreements formal or otherwise regarding order flow as a result of research received.   Clients should consider there is a potential conflict of interest between their interests in obtaining best execution and an investment adviser’s receipt of research from brokers selected by the investment adviser for trade executions.  The proprietary research services that Renaissance obtains from brokers may be used to service all of Renaissance’s clients and not just those clients paying commissions to brokers providing those research services, and not all proprietary research may be used by Renaissance for the benefit of the one or more client accounts which paid commissions to a broker providing such research.

Personal Securities Transactions:  Renaissance allows its employees to trade in securities that it recommends to clients on an exception basis.  These exception transactions may occur at or about the same time that Renaissance is purchasing, holding or selling the same or similar securities or investment products for client account portfolios.  The actions taken by such persons on a personal basis may be or be deemed to be, inconsistent with the actions taken by Renaissance for its client accounts.  Clients should understand that these activities might create a conflict of interest between Renaissance, its access persons and its clients.

Renaissance employees may also invest in mutual funds and other commingled vehicles that are managed by Renaissance.  This may result in a potential conflict of interest since Renaissance employees have a knowledge of such fund’s investment holdings, which is non-public information.

To address this, Renaissance has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including shareholder’s interests in the Fund managed by Renaissance).

Winslow Capital Management, Inc. (“Winslow”) A portfolio manager who makes investment decisions with respect to multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:
 The management of multiple funds and/or accounts may result in the portfolio manager devoting unequal time and attention to the management of each fund and/or account;

 If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or account managed by the portfolio manager, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and accounts managed by the portfolio manager; and

 An apparent conflict may arise where an adviser receives higher fees from certain funds or accounts that it manages than from others, or where an adviser receives a performance-based fee from certain funds or accounts that it manages and not from others.  In these cases, there may be an incentive for a portfolio manager to favor the higher and/or performance-based fee funds or accounts over other funds or accounts managed by the portfolio manager.

To address potential conflicts of interest, Winslow Capital has adopted various policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a fair and appropriate manner.  In addition, Winslow Capital has adopted a Code of Ethics that recognizes the manager’s obligation to treat all of its clients, including the Fund, fairly and equitably.  These policies, procedures and the Code of Ethics are designed to restrict the portfolio manager from favoring one client over another.  There is no guarantee that the policies, procedures and the Code of Ethics will be successful in every instance, however because Winslow Capital offers only one investment product:  Large Cap Growth, and all accounts are managed essentially identically, Winslow Capital does not believe any material conflicts of interest exist between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio managers, nor in allocation of investment opportunities.

Zebra Capital Management, LLC. (“Zebra”) Certain of the Sub-Adviser’s portfolio managers have business commitments in addition to those of the Sub-Adviser.  However, they regard the Sub-Adviser’s business a priority business activity.  The Sub-Adviser believes that the potential for a conflict of interest is mitigated by the Sub-Adviser’s team approach to the investment process and the fact that at least one of the Firm’s principals devotes all of his time to the Sub-Adviser’s business.

The Sub-Adviser’s portfolio managers or investment analysts who serve the Fund also perform services of hedge funds or other private investment companies.  The portfolio managers or investment analysts allocate their time and resources across all products.

The Sub-Adviser has independent oversight of the investment process via compliance and risk monitoring to prevent taking undue risk.

Compensation

The Portfolio Managers are compensated in various forms by their respective investment advisor. Following is a description provided by each investment advisor regarding the structure of and criteria for determining the compensation of each Portfolio Manager.

The Manager  Compensation of the Manager’s Portfolio Managers is comprised of base salary and annual cash bonus.  Each Portfolio Manager’s base annual salary is fixed. The Manager determines base salary based upon comparison to industry salary data. In addition, all Portfolio Managers participate in the Manager’s annual cash bonus plan. The amount of the total bonus pool is based upon several factors including (i) profitability of the Manager, (ii) organic growth of assets under management and (iii) the relative investment performance of the assets managed by the Manager. The investment performance goals are as follows:  (a) seventy-five percent (75%) of Actively Managed Variable Rate Funds exceed the median performance of their respective Lipper universe over a five year period; (b) twenty-five percent (25%) of Actively Managed Variable Rate Funds are ranked in the top quartile of their respective Lipper universe over a five year period; and (c) thirty-three percent (33%) of Actively Managed Variable Rate Funds achieve an overall Morningstar rating of 4-star or better.  Each Portfolio Manager has a target bonus award expressed as a percentage of base salary, which is determined by the Portfolio Manager’s level of responsibility.  Additionally, the Portfolio Managers participate in the Manager’s Equity Option Plan.

Barrow  In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually.  Analysts and portfolio managers are rated on their value added to the team-oriented investment process.  Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager.  Compensation is not tied to a published or private benchmark.  It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business.  Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit.  The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team.  The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.  Lastly, many of our key investment personnel have a long-term incentive compensation plan in the form of an equity interest in Barrow, Hanley, Mewhinney & Strauss, LLC.

Brandywine Global  All Portfolio Managers receive a competitive base salary. In addition, from the firm’s profits, a bonus is paid quarterly and based on the pre-tax performance of their investment strategies relative to a relevant Russell-Mellon peer-group universe over one-quarter, one-, three- and five-year time periods. After this performance-based incentive compensation is allocated, profits associated with individual product groups are allocated as follows: a majority is retained within the product group and the remainder is allocated to a pool shared by all product groups. More subjective measurements of an individual’s contributions to the success of their product group and to the overall success of the firm are considered as part of the individual allocation decision. Finally, all investment professionals are eligible for options on Legg Mason stock, provided from time-to-time at Legg Mason’s discretion to its investment management subsidiaries.  Brandywine Global believes this system achieves its goals of retaining top-quality investment professionals, as it provides extremely competitive compensation with entrepreneurial potential, and of fostering excellent performance, growth and teamwork.

Calamos  As of October 31, 2009, Team Leaders John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. receive all of their compensation from Calamos Advisors. Each has entered into an employment agreement that provides for compensation in the form of an annual base salary and a target bonus, both components payable in cash. Their target bonus is set at a percentage of the respective base salary, ranging from 300% to 600%, with a maximum annual bonus opportunity of 150% of the target bonus, on a pre-tax basis. For example, the target bonus for a Team Leader who earns $500,000 would range from $1,500,000 to $3,000,000 and the Team Leader’s maximum annual bonus opportunity would range from $2,250,000 to $5,000,000. Also, due to the ownership and executive management positions with Calamos Asset Management, Inc., additional multiple corporate objectives are utilized to determine the target bonus for John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. For 2009, the additional corporate objectives were distribution effectiveness, as measured by redemption rates and sales growth; investment performance, as measured by risk-adjusted performance of the investment strategies managed by Calamos Advisors over a blended short and long-term measurement period (current quarter, 1, 3 and 5 year returns); income growth, as measured by operating margin and return on invested capital and the corporate investment portfolio; management evaluation, based upon several factors including the execution of strategic initiatives; and stockholder return relative to the Merrill Lynch All U.S. Convertibles Index and industry peer group.

As of October 31, 2009, Jeff Scudieri, Jon Vacko, John Hillenbrand, Steve Klouda, Bryan Lloyd, Dino Dussias, Chris Hartman and Joe Wysocki receive all of their compensation from Calamos Advisors. They each receive compensation in the form of an annual base salary, a discretionary bonus (payable in cash) and long-term incentive awards. Each of these associates has a bonus range opportunity which is expressed as a percentage of base salary. Each of these associates is also eligible for discretionary long-term incentive awards, however these awards are not guaranteed from year to year. Long-term incentive awards consist of restricted stock units or a combination of restricted stock units and stock options.

Causeway  Causeway provides subadvisory services to a segment of the International Equity Fund (the “Fund Segment”).  Ms. Ketterer and Mr. Hartford, the Chief Executive Officer and President of Causeway, respectively, and portfolio managers of the Fund Segment, receive annual salary and are entitled, as controlling owners of Causeway, to certain distributions of Causeway’s net profit based on their ownership interests.  They do not receive incentive compensation.  Messrs. Doyle, Eng and Durkin, also portfolio managers of the Fund Segment, receive salary, incentive compensation and distributions of firm net profit based on their ownership interests.

Incentive compensation is paid in the discretion of Causeway’s Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors.  No specific formula is used and incentive compensation is not based on the specific performance of any single client account managed by Causeway.  The following factors are among those considered in determining incentive compensation for Messrs. Doyle, Eng and Durkin: individual research contribution, portfolio management contribution, group research contribution and client service contribution.

CB Richard Ellis Global Real Estate Securities, LLC. The Sub-Adviser’s Co-Chief Investment Officers are remunerated with a fixed base salary and a significant interest in the Sub-Adviser. Such persons, senior management and senior investment staff of the Sub-Adviser hold a significant interest in the company and, as such, a significant portion of their compensation is tied to the profits of the company.

Aside from the Co-Chief Investment Officers, the investment staff is remunerated with a base salary, a bonus and, in some cases, a material profits interest in the Sub-Adviser. The bonus is set as a target at the beginning of the year, usually at approximately 20% of the base salary. The bonus is tied to the investment staff member’s ability to achieve his or her pre-specified responsibilities during the course of the year.  The bonus is not tied to the performance of the Fund.  The profits interest in the Sub-Adviser is granted by senior management and entitles the employee to a share in the profits of the Sub-Adviser. The profits interest typically vests over a three year period. As a result, the Sub-Adviser believes that its investment team has a very strong bond to the Sub-Adviser for the long term.

Dreman  Dreman has implemented a highly competitive compensation plan, which seeks to attract and retain exceptional Portfolio Managers who have demonstrated that they can consistently outperform the Small Cap Value Fund’s benchmark. The compensation plan is comprised of both a fixed component and a variable component.  The variable component is determined by assessing the Portfolio Manager’s performance measured utilizing both quantitative and qualitative factors.

Dreman’s Portfolio Managers are each paid a fixed base salary that is determined based on their job function and responsibilities.  The base salary is deemed to be competitive with the marketplace and specifically with salaries in the financial services industry by utilizing various salary surveys compiled for the financial services industry, specifically investment advisory firms.  The variable component of Dreman’s compensation plan which takes the form of a cash bonus combined with employee retention bonus units payable over time is designed to reward and retain investment professionals including Portfolio Managers and research analysts for their contributions to the Small Cap Value Fund’s performance relative to its benchmark, the Russell 2000® Value Index.

Portfolio Managers may receive equity in the form of units or fractional units of membership interest in the firm or they may receive employee retention bonus units , which enable them to participate in the growth of the firm.  Portfolio Managers also participate in the firm’s profit sharing plan, a defined contribution plan that allows the firm to contribute up to twenty-five percent of an employee’s total compensation, subject to various regulatory limitations, to each employee’s profit sharing account.  Dreman maintains both a qualified and non-qualified profit sharing plan which benefits employees of the firm including both portfolio managers and research analysts. Contributions to Dreman’s profit sharing plan vest over a specified term.  Finally, all employees of the firm, including investment professionals, receive additional fringe benefits in the form of subsidized medical and dental and group-term and life insurance coverage.

The basis for determining the variable component of a Portfolio Manager’s total compensation is determined through a subjective process that evaluates performance against several quantitative and qualitative factors including the following:

Quantitative factors:

(i)
Relative ranking of the portfolio’s performance against its peers in the one, three and five year pre-tax investment performance categories.  The portfolio’s performance is evaluated against peers in its fund category and performance is ranked from one to four on a declining scale depending on the quartile in which the Portfolio Manager’s absolute performance falls.  The Portfolio Manager is rewarded on a graduated scale for outperforming relative to his peers.

(ii)
Relative performance of the portfolio against the pre-determined indices for the product strategy against which the portfolio’s performance is measured.  The Portfolio Manager is rewarded on a graduated scale for outperforming relative to the portfolio’s benchmark index.

(iii)
Performance of the portfolio measured through attribution analysis models, which analyze the Portfolio Manager’s contribution from both an asset allocation or sector allocation perspective and security selection perspective.  This factor evaluates how the Portfolio Manager performs in linking performance with the client’s investment objective including investment parameters and risk and return objectives.  This factor may include some qualitative characteristics.

Qualitative factors:

(i)	Ability to work well with other members of the investment professional team and mentor junior members,
(ii)           Contributions to the organizational overall success with new product strategies, and
(iii)	Other factors such as contributing to the team in a leadership role and by being responsive to requests for assistance.

Franklin  The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary:  Each portfolio manager is paid a base salary.

Annual bonus:  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and Franklin Templeton mutual fund shares (17.5% to 25%).  The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•
Investment performance.  Primary consideration is given to the historic investment performance of all accounts managed by the portfolio manager over the 1, 3 and 5 preceding years measured against risk benchmarks developed by the fixed income management team.  The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•
Non-investment performance.  The more qualitative contributions of the portfolio manager to the manager’s business and the investment management team, including business knowledge, productivity, customer service, creativity, and contribution to team goals, are evaluated in determining the amount of any bonus award.

•	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation  Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more Franklin Templeton mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Hotchkis  The investment team, including portfolio managers, is compensated in various forms, which may include a base salary, an annual bonus, and equity ownership.  Compensation is used to reward, attract and retain high quality investment professionals.  The investment team is evaluated and accountable at three levels.  The first level is individual contribution to the research and decision-making process, including the quality of work achieved.  The second level is teamwork, generally evaluated through contribution within sector teams.  The third level pertains to overall portfolio and form performance.

Salaries and bonuses for investment professionals are determined by the Chief Executive Officer of the Advisor using tools which may include annual evaluations, compensation surveys, feedback from other employees and advice from members of the firm’s Executive and Compensation Committees.  The amount of the bonus is determined by the total amount of the firm’s bonus pool available for the year, which is generally a function of revenues.  No investment professional receives a bonus that is a pre-determined percentage of revenues or net income.  Compensation is thus subjective rather than formulaic.

The majority of the portfolio managers own equity in the Advisor.  The Advisor believes that the employee ownership structure of the firm will be a significant factor in ensuring a motivated and stable employee base going forward.  The Advisor believes that the combination of competitive compensation levels and equity ownership provides the Advisor with a demonstrable advantage in the retention and motivation of employees.  Portfolio managers who own equity in the Advisor receive their pro rata share of the Advisor’s profits.  Investment professionals may also receive contributions under the Advisor’s profit sharing/401 (k) plan.

Finally, the Advisor maintains a bank of unallocated equity to be used for those individuals whose contributions to the firm grow over time.  If any owner should retire or leave the firm, the Advisor has the right to repurchase their ownership to place back in the equity bank.  This should provide for smooth succession through the gradual rotation of the firm’s ownership from one generation to the next.

The Advisor believes that its compensation structure/levels are more attractive than the industry norm, which is illustrated by the firm’s lower-than-industry-norm investment personnel turnover.

           Lazard  Lazard compensates the Portfolio Managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash. Portfolio Managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account. Various factors are considered in the determination of a Portfolio Manager’s compensation. All of the portfolios managed by a Portfolio Manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard’s investment philosophy such as leadership, teamwork and commitment.

Total compensation is not fixed, but rather is based on the following factors: (i) maintenance of current knowledge and opinions on companies owned in the portfolio; (ii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iii) ability and willingness to develop and share ideas on a team basis; and (iv) the performance results of the portfolios managed by the investment team.

Variable bonus is based on the Portfolio Manager’s quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by them, by comparison of each account to a predetermined benchmark (as set forth in the prospectus) over the current fiscal year and the longer-term performance (3-, 5- or 10-year, if applicable) of such account, as well as performance of the account relative to peers. In addition, the Portfolio Manager’s bonus can be influenced by subjective measurement of the manager’s ability to help others make investment decisions.  The benchmark for the International Equity Fund is the Morgan Stanley Capital International Europe Australasia Far East Index.

The Lazard Asset Management LLC (Lazard) Equity Plan, whereby certain employees of Lazard retained an equity interest in Lazard, was terminated during the third quarter of 2008.  Lazard Ltd. acquired the equity interests held by Lazard employees in exchange for cash and stock in Lazard Ltd.  With the termination of the Lazard Equity Plan, Lazard is owned by Lazard Freres & Co. LLC.

Logan  The portfolio manager and other investment professionals at Logan are compensated through a combination of base salary, bonus, and equity ownership.  Logan’s Board of Managers fixes salary & bonus at the time of hiring and generally adjusts these every two years based upon an evaluation of the employee’s duties and job performance.  This evaluation includes a determination of an individual’s contribution to the firm, of which investment performance is a key component.  There is no formula to evaluate performance and compensation is not tied to a published or private benchmark.  Logan has awarded equity in the firm to all founding employees, including Timothy L. Rabe.  Additional equity awards are made to employees based upon individual employee performance and contribution to the firm.  After five full years of service at Logan, all equity awarded vests.

MetWest Capital   Compensation for MetWest Capital investment professionals consists of a base salary (fixed) and bonus (investment performance based).  A material portion of each professional’s annual compensation is in the form of a bonus tied to results relative to clients’ benchmarks and overall client satisfaction.  Bonuses are based on pre-tax investment performance.  The investment performance period varies by Portfolio Manager.  Samir Sikka’s bonus compensation is based on rolling 3 and 5 year periods and is measured against the following benchmarks and peer groups:

Lipper Small-Cap Value Universe
Lipper Small-Cap Broad Universe
Callan Small-Cap Value Style Universe
Callan Small-Cap Broad Style Universe

Other members of the investment team’s compensation, except for Howard Gleicher and Gary Lisenbee, is based off of one, three, and five year performance periods and measured against the following benchmarks:

Lipper Large-Cap Value Index
MSCI EAFE Index
MSCI World Index
Russell 1000 Value Index
S&P 500 Index

Howard Gleicher and Gary Lisenbee hold ownership interests in the firm and therefore do not receive investment performance-related bonuses.

MSIM Inc. Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the Portfolio Managers.

Base Salary Compensation:  Generally, Portfolio Managers receive base salary compensation based on the level of their position with the Sub-Adviser.

Discretionary Compensation: In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:
•	Cash Bonus.
•
Morgan Stanley’s Long Term Incentive Compensation awards - a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•
Investment Management Alignment Plan (IMAP) awards - a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Sub-Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.  For 2008 awards, a clawback provision was implemented that could be triggered if the individual engages in conduct detrimental to the Investment Adviser or its affiliates.  For 2009 awards, this provision was further strengthened to allow the Firm to clawback compensation if the Firm realizes losses on certain trading positions, investments or holdings.

•
Voluntary Deferred Compensation Plans - voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Sub-Adviser or its affiliates.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

•
Investment performance. A Portfolio Manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three-, five- and ten-year periods measured against a fund's/account's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

•	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.
•	Contribution to the business objectives of the Sub-Adviser.
•	The dollar amount of assets managed by the portfolio manager.
•	Market compensation survey research by independent third parties.
•	Other qualitative factors, such as contributions to client objectives.
•	Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment teams of which the portfolio manager is a member.

NISA  The salary and bonus for the Portfolio Managers is determined based on individual job performance, as well as the overall financial success of NISA. Similar compensation arrangements also apply to other senior professionals in other product and business areas of NISA. Many senior personnel, including the Portfolio Managers, have deferred compensation arrangements through a “Phantom Stock Ownership Plan.” Phantom Stock awards are granted periodically at the discretion of the Chairman and the President of NISA.

Opus  Opus compensates the Portfolio Managers with a combination of salary and annual bonus.  Salaries are fixed and based on merit and market rates/conditions; annual bonuses are based on merit and Opus’s overall profitability.  Ownership of Opus is available to all employees based on their contribution to the firm.  The Portfolio Managers have equity ownership in Opus.  Portfolio Managers salaries are not measured by performance.

Pzena  Portfolio Managers and other investment professionals at Pzena are compensated through a combination of base salary, performance bonus and equity ownership, if appropriate due to superior performance. Pzena avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to the firm’s value investment philosophy. Ultimately, equity ownership is the primary tool used by Pzena for attracting and retaining the best people. The equity ownership in Pzena as of December 31, 2009 of each Portfolio Manager to the Mid-Cap Value Fund was as follows:

Richard S. Pzena	Greater than 25% but less than 50%
John P. Goetz	Greater than 10% but less than 25%
Manoj Tandon	Less than 5%

Standish  The portfolio managers' cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for Standish's annual incentive plan and long term incentive plan is through a pre-determined fixed percentage of overall company performance. Therefore, all bonus awards are based initially on Standish's performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March, for the prior calendar year. Individual awards for portfolio managers are discretionary, based on product performance relative to both benchmarks and peer comparisons and goals established at the beginning of each calendar year. Goals are to a substantial degree based on investment performance, including performance for one and three year periods. The benchmark against which the Treasury Inflation Protected Securities Fund's performance is measured is the Barclays Capital U.S. Treasury Inflation Protected Securities Index.  Also considered in determining individual awards are team participation and general contributions to Standish.

All portfolio managers are also eligible to participate in the Standish long term incentive plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of Standish (capped at 20% per year). Management has discretion with respect to actual participation.

Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to The Bank of New York Mellon's elective deferred compensation plan.

Templeton   The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary:  Each portfolio manager is paid a base salary.

Annual bonus:  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and Franklin Templeton mutual fund shares (17.5% to 25%).  The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•
Investment performance.  Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager.  The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•
Research.  Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

•	Non-investment performance. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

  TBCAM   With the exception of the most senior portfolio managers in the firm (described separately below), the portfolio managers' cash compensation is comprised primarily of a market-based salary and incentive compensation, including both annual and long-term retention incentive awards.  Portfolio managers are eligible to receive annual cash bonus awards from the Annual Incentive Plan, and annual incentive opportunities are pre-established for each individual based upon competitive industry compensation benchmarks.   The Lipper peer groups for the Small Cap Value Fund, International Equity Fund and Emerging Markets Fund are the Lipper Small-Cap Value Funds Index, the Lipper International Funds Index and the Lipper Emerging Markets Funds Index, respectively.  Actual individual awards are determined based on The Boston Company's financial performance, individual investment performance, individual contribution and other qualitative factors.

Select senior portfolio managers participate in a more formal structured compensation plan. This plan is designed to compensate our top investment professionals for superior investment performance and business results.  It is a two stage model: an opportunity range is determined based on level of current business (AUM, revenue) and an assessment of long term business value (growth, retention, development).  A significant portion of the opportunity awarded is structured and based upon the one-year, three-year, and five-year (three-year and five-year weighted more heavily) pre-tax performance of the portfolio manager's accounts relative to the performance of the appropriate peer groups.  Other factors considered in determining the award are individual qualitative performance based on seven discretionary factors (e.g. leadership, teamwork, etc.), and the asset size and revenue growth or retention of the products managed.  In addition, awards for portfolio managers that manage alternative strategies are partially based on a portion of the fund's realized performance fee.

For research analysts and other investment professionals, incentive pools are distributed to the respective product teams (in the aggregate) based upon product performance relative to firm-wide performance measured on the same basis as described above.  Further allocations are made to specific team members by the product portfolio manager based upon sector contribution and other qualitative factors.

All portfolio managers and analysts are also eligible to participate in The Boston Company Asset Management Long Term Retention Incentive Plan.  This plan provides for an annual award, payable in cash and/or Bank of New York Mellon restricted stock (three-year cliff vesting period for both).  The value of the cash portion of the award earns interest during the vesting period based upon the growth in The Boston Company's net income (capped at 20% and with a minimum payout of the Bank of New York Mellon 3-year CD rate).

Incentive compensation awards are generally subject to management discretion and pool funding availability.  Funding for The Boston Company Annual Incentive Plan and Long Term Retention Incentive Plan is through a pre-determined fixed percentage of overall Boston Company profitability.  Awards are paid in cash on an annual basis.  However, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles.

Renaissance  The Managing Partners of Renaissance are compensated through two distinct variable, incentive compensation mechanisms.  The first is tied to their ownership in the firm.  All partners receive dividend distributions which are allocated to the partners pro rata based upon their respective ownership.  The level of dividends is set as a fixed percentage of revenues.  The second compensation mechanism is through the sharing of residual profits of the Firm.  The Managing Partners split between the two of them all residual profits.  The residual profits of the Firm are equal to its revenues less all dividend distributions, compensation and other operating expenses.

Winslow   In an effort to retain key personnel, Winslow  has structured compensation plans for portfolio managers and other key personnel that it believes are competitive with other investment management firms.  The compensation plan is determined by the Winslow Capital Operating Committee and is designed to align manager compensation with investors’ goals by rewarding portfolio managers who meet the long-term objective of consistent, superior investment results, measured by the performance of the product.   Effective December 26, 2008, upon the acquisition of Winslow by Nuveen Investments, Inc., the portfolio managers have long-term employment agreements with multi-year non-competition/non-solicitation clauses.

The Operating Committee establishes fixed salaries at competitive levels, verified through industry surveys, to attract and maintain the best professional and administrative personnel.  Portfolio manager compensation packages are independent of advisory fees collected on any given client account under management.  In addition, an incentive bonus is paid annually to the employees based upon each individual's performance, client results and the profitability of the firm.

Zebra The Sub-Adviser’s portfolio managers receive a fixed salary.  They do not participate in a bonus pool or profit sharing plan.

Ownership of Funds

Certain Portfolio Managers beneficially owned shares of one or more Funds as of the end of each Fund’s most recent fiscal year.  A Portfolio Manager’s beneficial ownership of a Fund is defined as the Portfolio Manager having the opportunity to share in any profit from transactions in the Fund, either directly or indirectly, as the result of any contract, understanding, arrangement, relationship or otherwise. Therefore, ownership of Fund shares by members of the Portfolio Manager’s immediate family or by a trust of which the Portfolio Manager is a trustee could be considered ownership by the Portfolio Manager. The reporting of Fund share ownership in this SAI shall not be construed as an admission that the Portfolio Manager has any direct or indirect beneficial ownership in the Fund listed. The tables below set forth each Portfolio Manager’s beneficial ownership of the Fund(s) under that Portfolio Manager’s management as provided by each investment advisor.  Ownership information for the Global Real Estate Fund is as of April 30, 2010 because the Global Real Estate Fund did not commence operations until March 1, 2010.  Ownership information for the Zebra Large Cap Equity Fund and Zebra Small Cap Equity Fund is as of June 30, 2010 because the Zebra Large Cap Equity Fund and Zebra Small Cap Equity Fund did not commence operations until June 1, 2010. In the following tables, "N/A" indicates that the Portfolio Manager does not have responsibility for that Fund.

Name of Investment Advisor and Portfolio Manager	Balanced Fund	Retirement Income and Appreciation Fund	Intermediate Bond Fund	Short-Term Bond Fund	Global Real Estate Fund
Wyatt Crumpler	None	None	$10,001-$50,000	None	None
Michael W. Fields	N/A	None	None	None	N/A
Gyeong Kim	N/A	None	$10,001-$50,000	$1-$10,000	N/A
Adriana R. Posada	$10,001-$50,000	N/A	$10,001-$50,000	N/A	N/A
William F. Quinn	$100,001-$500,000	$100,001-$500,000	≥$1,000,000	$100,001-$500,000	None
Patrick A. Sporl	N/A	None	None	None	N/A
Cynthia Thatcher	N/A	None	N/A	N/A	N/A

Name of Investment Advisor and Portfolio Manager	Emerging Markets Fund	High Yield Bond Fund	Int’l Equity Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	TIPS Fund	Zebra Large Cap Equity Fund	Zebra Small Cap Equity Fund
Kirk L. Brown	$100,001-$500,000	$10,001-$50,000	$100,001-$500,000	N/A	N/A	N/A	None	N/A	N/A
Wyatt Crumpler	$10,001-$50,000	None	$100,001-$500,000	$100,001-$500,000	$10,001-$50,000	$10,001-$50,000	None	None	None
Adriana R. Posada	N/A	N/A	N/A	$100,001-$500,000	$10,001-$50,000	$50,001-$100,000	N/A	None	None
William F. Quinn	≥$1,000,000	≥$1,000,000	≥$1,000,000	≥$1,000,000	$100,001-$500,000	$500,001-$1,000,000	$50,001-$100,000	None	None

Name of Investment Advisor and Portfolio Manager	Large Cap Growth Fund
Wyatt Crumpler	$50,001-$100,000
William F. Quinn	None
Cynthia Thatcher	$1-$10,001

Name of Investment Advisor and Portfolio Manager	Balanced Fund	Intermediate Bond Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund
Barrow, Hanley, Mewhinney & Strauss, LLC
James P. Barrow	None	None	None	None	None
Mark Giambrone	None	None	None	None	None
James S. McClure	None	None	None	None	None
John P. Harloe	None	None	None	None	None
John S. Williams	None	None	None	None	None
David H. Hardin	None	None	None	None	None
J. Scott McDonald	None	None	None	None	None
Mark C. Luchsinger	None	None	None	None	None
Deborah A. Petruzzelli	None	None	None	None	None

Name of Investment Advisor and Portfolio Manager	Balanced Fund	Large Cap Value Fund	Small Cap Value Fund
Brandywine Global Investment Management, LLC
Henry F. Otto	N/A	N/A	Over $1,000,000
Steven M. Tonkovich	N/A	N/A	$100,001-$500,000
Paul R. Lesutis	None	None	N/A
Earl J. Gaskins	None	None	N/A
Stephen S. Smith	None	None	N/A

Name of Investment Advisor and Portfolio Manager	Global Real Estate Fund
CB Richard Ellis Global Real Estate Securities LLC
Jeremy Anagnos	None
Steve Carroll	None
William Morrill	None

Name of Investment Advisor and Portfolio Manager	Retirement Income and Appreciation Fund	Name of Investment Advisor and Portfolio Manager	Int’l Equity Fund
Calamos Advisors LLC		Causeway Capital Management LLC
John P. Calamos, Sr.	None	Sarah H. Ketterer	None
Nick P. Calamos	None	Harry W. Hartford	None
John P. Calamos Jr.	None	James A. Doyle	None
John Hillenbrand	None	Jonathan Eng	None
Steve Klouda	None	Kevin Durkin	None
Jeff Scudieri	None
Jon Vacko	None

Name of Investment Advisor and Portfolio Manager	Small Cap Value Fund	Name of Investment Manager and Portfolio Manager	High Yield Bond Fund
Dreman Value Management, LLC		Franklin Advisers, Inc.
David N. Dreman	None	Eric Takaha	None
E. Clifton Hoover, Jr.	None	Chris Molumphy	None
Mark Roach	None	Glenn Voyles	None

Name of Investment Advisor and Portfolio Manager	Balanced Fund	Large Cap Value Fund	Small Cap Value Fund	Name of Investment Advisor and Portfolio Manager	Int’l Equity Fund
Hotchkis and Wiley Capital Management, LLC				Lazard Asset Management LLC
George Davis	None	None	N/A	Michael A. Bennett	None
Patricia McKenna	None	None	N/A	John R. Reinsberg	None
Sheldon Lieberman	None	None	N/A	Michael Powers	None
Stan Majcher	N/A	N/A	N/A	Michael G. Fry	None
David Green	N/A	N/A	None
Jim Miles	N/A	N/A	None
Judd Peters	None	None	N/A

Name of Investment Advisor and Portfolio Manager	High Yield Bond Fund	Name of Investment Advisor and Portfolio Manager	Large Cap Value Fund	Small Cap Value Fund
Logan Circle Partners, L.P.		Metropolitan West Capital Management, LLC
Timothy L. Rabe	None	Howard Gleicher	None	N/A
		Gary W. Lisenbee	None	N/A
		David M. Graham	None	N/A
		Jeffrey Peck	None	N/A
		Jay Cunningham	None	N/A
		Samir Sikka	None	N/A

Name of Investment Advisor and Portfolio Manager	Emerging Markets Fund	Name of Investment Advisor and Portfolio Manager	Treasury Inflation Protected Securities Fund	Name of Investment Advisor and Portfolio Manager	Small Cap Value Fund
Morgan Stanley Investment Management Inc.		NISA Investment Advisors, LLC		Opus Capital Group, LLC
Ruchir Sharma	None	Jess Yawitz	None	Len A. Haussler	$50,001-$100,000
Paul Psaila	None	William Marshall	None	Kevin P. Whelan	None
James Cheng	None	Anthony Pope	None	Jonathon M. Detter	Less than $10,000
Eric Carlson	None	Ken Lester	None
William Scott Piper	None
Ana Cristina Piedrahita	None

Name of Investment Advisor and Portfolio Manager	Mid-Cap Value Fund	Name of Investment Advisor and Portfolio Manager	Treasury Inflation Protected Securities Fund
Pzena Investment Management, LLC		Standish Mellon Asset Management Company LLC
Richard S. Pzena	None	Robert Bayston	None
John P. Goetz	None	Patrick Lyn	None
Manoj Tandon	None

Name of Investment Advisor and Portfolio Manager	High Yield Bond Fund	Name of Investment Advisor and Portfolio Manager	Emerging Markets Fund	International Equity Fund	Small Cap Value Fund
Templeton Investment Counsel, LLC		The Boston Company Asset Management, LLC
Gary Motyl	$500,001-$1,000,000	Kirk Henry	None	None	N/A
		Clifford A. Smith	N/A	None	N/A
		Warren Skillman	None	N/A	N/A
		Carolyn M. Kedarsha	None	N/A	N/A
		Joseph M. Corrado	N/A	N/A	None
		Stephanie K. Brandeleone	N/A	N/A	None
		Edward R. Walter	N/A	N/A	None

Name of Investment Advisor and Portfolio Manager	Large Cap Growth Fund	Name of Investment Advisor and Portfolio Manager	Large Cap Growth Fund
The Renaissance Group LLC		Winslow Capital Management, Inc.
Michael Schroer	None	Clark J. Winslow	None
		Justin H. Kelly	None
		R. Bart Wear	None

Name of Investment Advisor and Portfolio Manager	Zebra Large Cap Equity Fund	Zebra Small Cap Equity Fund
Zebra Capital Management LLC
Roger Ibbotson	None	None
Zhiwn Chen	None	None

PORTFOLIO SECURITIES TRANSACTIONS

In selecting brokers or dealers to execute particular transactions, the Manager and the Sub-Advisors are authorized to consider “brokerage and research services” (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Fund’s net asset value), and other information provided to the applicable Fund, to the Manager and/or to the Sub-Advisors (or their affiliates), provided, however, that the Manager or the Sub-Advisor determines that it has received best execution. The Trusts do not allow the Manager or Sub-Advisors to enter arrangements to direct transactions to broker-dealers as compensation for the promotion or sale of Trust shares by those broker-dealers. The Manager and the Sub-Advisors are also authorized to cause a Fund to pay a commission (as defined in SEC interpretations) to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of the commission another broker or dealer would have charged for effecting that transaction. The Trustees, the Manager or the Sub-Advisors, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Manager or the Sub-Advisor exercises investment discretion. The fees of the Sub-Advisors are not reduced by reason of receipt of such brokerage and research services. However, with disclosure to and pursuant to written guidelines approved by the Board, as applicable, the Manager, or the Sub-Advisors (or a broker-dealer affiliated with them) may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the 1940 Act) for doing so. Brokerage and research services obtained with Fund commissions might be used by the Manager and/or the Sub-Advisors, as applicable, to benefit their other accounts under management.

All Funds

The Manager and each Sub-Advisor will place its own orders to execute securities transactions that are designed to implement the applicable Fund’s investment objective and policies. In placing such orders, each Sub-Advisor will seek best execution. The full range and quality of services offered by the executing broker or dealer will be considered when making these determinations. Pursuant to written guidelines approved by the Board, a Sub-Advisor of a Fund, or its affiliated broker-dealer, may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 of the 1940 Act) for doing so. A Fund’s turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions and the Fund’s cash flows. High portfolio activity increases a Fund’s transaction costs, including brokerage commissions, and may result in a greater number of taxable transactions.

The Investment Advisory Agreements provide, in substance, that in executing portfolio transactions and selecting brokers or dealers, the principal objective of each Sub-Advisor is to seek the best net price and execution available. It is expected that securities ordinarily will be purchased in the primary markets, and that in assessing the best execution available, each Sub-Advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. Transactions with respect to the securities of small and emerging growth companies in which the Funds may invest may involve specialized services on the part of the broker or dealer and thereby may entail higher commissions or spreads than would be the case with transactions involving more widely traded securities.

The Funds may establish brokerage commission recapture arrangements with certain brokers or dealers. If a Sub-Advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. Neither the Manager nor any of the sub-advisors receive any benefits from the commission recapture program. A Sub-Advisor’s participation in the brokerage commission recapture program is optional. Each Sub-Advisor retains full discretion in selecting brokerage firms for securities transactions and is instructed to use the commission recapture program for a transaction only if it is consistent with the Sub-Advisor’s obligation to seek the best execution available. For the fiscal year ended October 31, 2009, the following Funds received the amounts shown as a result of participation in the commission recapture program:
Fund	Amount Received (in thousands)
Balanced	$8
International Equity	$68
Large Cap Growth	$6
Large Cap Value	$218
Mid-Cap Value	$21
Small Cap Value	$278

For the fiscal years ended October 31, 2007, 2008 and 2009, the following brokerage commissions were paid by the Funds. Fluctuations in brokerage commissions from year to year were primarily due to increases or decreases in Fund assets. Shareholders of these Funds bear only their pro-rata portion of such expenses.

Fund	2007	2008	2009
Balanced	$150,180	$278,918	$317,432
Emerging Markets	$485,654	$738,315	$291,660
Retirement Income and Appreciation	$6,538	$7,730	$0
International Equity	$2,219,221	$2,306,309	$1,301,088
Large Cap Growth	$23,684	$29,090	$69,042
Large Cap Value	$3,333,302	$5,184,540	$3,660,143
Mid-Cap Value	$82,734	$122,218	$104,236
Small Cap Value	$2,345,939	$4,561,526	$3,605,373

For the fiscal years ended December 31, 2007, 2008 and 2009, the following brokerage commissions were paid by the Treasury Inflation Protected Securities Fund and the Global Real Estate Fund, which have a December 31 fiscal year end.  Fluctuations in brokerage commissions from year to year were primarily due to increases or decreases in Fund assets.  Shareholders of these Funds bear only their pro-rata portion of such expenses.
Fund	2007	2008	2009
Treasury Inflation Protected Securities	$0	$0	$0
Global Real Estate (1)	N/A	N/A	N/A

(1) The Global Real Estate Fund commenced operations on March 1, 2010.  Accordingly, no brokerage commissions were paid by the Fund during the previous three fiscal years.

For the fiscal years ended August 31, 2010, 2009 and 2008, the following brokerage commissions were paid by the Zebra Large Cap Equity Fund and Zebra Small Cap Equity Fund, which have an August 31 fiscal year end.

Fund	2008	2009	2010
Zebra Large Cap Equity (1)	N/A	N/A	$0
Zebra Small Cap Equity (1)	N/A	N/A	$0

(1) The Zebra Large Cap Equity Fund and Zebra Small Cap Equity Fund commenced operations on June 1, 2010.  Accordingly, no brokerage commissions were paid by the Funds during the previous two fiscal years.

For the fiscal year ended October 31, 2009, the Funds directed $1,109,387,066 in transactions to brokers in part because of research services provided and paid $1,789,218 in commissions on such transactions. For the fiscal year ended December 31, 2009, the Treasury Inflation Protected Securities Fund directed $0 in transactions to brokers in part because of research services provided and paid $0 in commissions on such transactions.

During the fiscal year ended October 31, 2007, the following commissions were paid to affiliated brokers:

Fund	Broker	Affiliated With	Commission
Large Cap Growth	Goldman, Sachs & Co.	Goldman Sachs Asset Management, L.P.	$ 1,020
Emerging Markets	JM Morgan Stanley Secs. Ltd	Morgan Stanley Investment Management Inc	$ 326

The percentages of total commissions of the Large Cap Growth Fund and the Emerging Markets Fund paid to affiliated brokers in 2007 were 4.13% and 0.07%, respectively. The transactions represented 0.61% of the Large Cap Growth Fund and 0.05% of the Emerging Markets Fund’s total dollar value of portfolio transactions for the fiscal year ended October 31, 2007.

           During the fiscal year ended October 31, 2008, the following commissions were paid to affiliated brokers:

Fund	Broker	Affiliated With	Commission
Large Cap Growth	Goldman, Sachs & Co.	Goldman Sachs Asset Management, L.P.	$576
Emerging Markets	JM Morgan Stanley Secs. Ltd	Morgan Stanley Investment Company	$1,777
International Equity	Pershing	The Boston Company Asset Management	$1,171
Small Cap Value	Pershing	The Boston Company Asset Management	$12,095

The percentages of total commissions of the Large Cap Growth Fund, the Emerging Markets Fund, the International Equity Fund, and the Small Cap Value Fund paid to affiliated brokers in fiscal year 2008 were 1.98%, 0.24%, 0.05%, and 0.27%, respectively. The transactions represented 0.19% of the Large Cap Growth Fund, 1.32% of the Emerging Markets Fund, 0.03% of the International Equity Fund, and 0.23% of the Small Cap Value Fund’s total dollar value of portfolio transactions for the fiscal year ended October 31, 2008.

During the fiscal year ended October 31, 2009, the following commissions were paid to affiliated brokers:

Portfolio	Broker	Affiliated With	Commission
Emerging Markets	Morgan Stanley HK	Morgan Stanley Investment Management Inc.	$14,316
International Equity	Pershing	The Boston Company Asset Management	$2,420
Small Cap Value	Pershing	The Boston Company Asset Management	$36,667
Large Cap Growth	Goldman, Sachs & Co.	Goldman Sachs Asset Management, L.P.	$628

The percentages of total commissions of the Emerging Markets Fund, the International Equity Fund, the Small Cap Value Fund, and the Large Cap Growth Fund paid to affiliated brokers in fiscal year 2009 were 4.91%, 0.19%, 1.02%, and 0.91%, respectively. The transactions represented 1.46% of the Emerging Markets Fund, 0.32% of the International Equity Fund, 1.80% of the Small Cap Value Fund, and 7.92% of the Large Cap Growth Fund’s total dollar value of portfolio transactions for the fiscal year ended October 31, 2009.

The following table lists each Fund that as of the end of its fiscal year held securities issued by a broker-dealer (or by its parent) through which the Fund regularly executes transactions.

Regular Broker-Dealers	Fund	Aggregate Value of Securities	Regular Broker-Dealers	Fund	Aggregate Value of Securities
Bank of America Corp.	Balanced	$16,768,000	Goldman Sachs Group, Inc.	Retirement Income and Appreciation	$1,270,000
	Retirement Income and Appreciation	$1,618,000		Large Cap Growth	$1,302,000
	Intermediate Bond	$1,894,000		Intermediate Bond	$1,996,000
	Large Cap Value	$145,769,000		Short Term Bond	$2,101,000
				Balanced	$3,228,000
Bank of New York Mellon	Balanced	$818,000
	Large Cap Value	$17,000	Investment Technology Group, Inc.	Small Cap Value	$10,171,000
	Retirement Income and Appreciation	$379,000
	Intermediate Bond	$423,000	JP Morgan Chase & Co.	Balanced	$17,474,000
				Retirement Income and Appreciation	$1,725,000
Bear Stearns Cos., Inc.	Balanced	$996,000		Intermediate Bond	$2,177,000
	Intermediate Bond	$970,000		High Yield Bond	$503,000
				Large Cap Value	$204,067,000
Citigroup, Inc.	Balanced	$6,576,000		Short Term Bond	$2,116,000
	Retirement Income and Appreciation	$1,321,000		Large Cap Growth	$957,000
	Intermediate Bond	$2,364,000
	Large Cap Value	$17,339,000	Lehman Brothers Inc.	High Yield Bond	$142,000
	Short Term Bond	$1,924,000
			Merrill Lynch & Co., Inc.	Balanced	$1,638,000
Credit Suisse Group	International Equity	$7,259,000		Retirement Income and Appreciation	$260,000
	Short Term Bond	$2,135,000		Intermediate Bond	$1,647,000
	Balanced	$1,059,000		Large Cap Value	$42,421,000
	Retirement Income and Appreciation	$1,879,000
			Morgan Stanley Dean Witter & Co.	Intermediate Bond	$816,000
Deutsche Bank	Balanced	$331,000		Large Cap Value	$28,735,000
	Intermediate Bond	$407,000		Balanced	$3,034,000
	Retirement Income and Appreciation	$280,000		Short Term Bond	$2,073,000
				Retirement Income and Appreciation	$566,000

ADDITIONAL INFORMATION REGARDING C CLASS SHARES

Additional Information Regarding the CDSC

As discussed in the prospectus, the redemption of C Class shares may be subject to a contingent deferred sales charge (“CDSC”) if you redeem your shares within 12 months of purchase.  In determining whether the CDSC is payable, it is assumed that shares not subject to the CDSC are the first redeemed followed by other shares held for the longest period of time. The CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.  As described in the Prospectus, there are various circumstances under which the CDSC will be waived.  Additional information about CDSC waivers is provided below.

The CDSC is waived under the following circumstances:

•
Any partial or complete redemption following death or disability (as defined in the Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Manager or the Fund’s transfer agent may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

•
Redemptions from a systematic withdrawal plan. If the systematic withdrawal plan is based on a fixed dollar amount or number of shares, systematic withdrawal redemptions are limited to no more than 10% of your account value or number of shares per year, as of the date the Manager or the Fund’s transfer agent receives your request.  If the systematic withdrawal plan is based on a fixed percentage of your account value, each redemption is limited to an amount that would not exceed 10% of your annual account value at the time of withdrawal.

•
Redemptions from retirement plans qualified under Section 401 of the Internal Revenue Code of 1986. The CDSC will be waived for benefit payments made by American Beacon Funds directly to plan participants. Benefit payments will include, but are not limited to, payments resulting from death, disability, retirement, separation from service, required minimum distributions (as described under Section 401(a)(9) of the Code), in-service distributions, hardships, loans and qualified domestic relations orders. The CDSC waiver will not apply in the event of termination of the plan or transfer of the plan to another financial institution.

•	Redemptions that are mandatory withdrawals from a traditional IRA account after age 70½.

•	Involuntary redemptions as a result of your account not meeting the minimum balance requirements, the termination and liquidation of the Fund, or other actions by the Fund.

•	Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor (or Manager) allowing this waiver.

•	To return excess contributions made to a retirement plan.

•	To return contributions made due to a mistake of fact.

Example

The following example illustrates the operation of the CDSC. Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 400 shares, the charge is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will pay the charge.  At the rate of 1.00%, the CDSC would be $40 for redemptions of C Class shares. In determining whether an amount is available for redemption without incurring a deferred sales charge, the purchase payments made for all shares in your account are aggregated.

REDEMPTIONS IN KIND

Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of securities or other assets.  However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the Fund’s net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, to the extent a Fund redeems its shares in this manner; the shareholder assumes the risk of a subsequent change in the market value of those securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities.

TAX INFORMATION

           The tax information set forth in the Prospectus and the information in this section relates solely to federal income tax law and assumes that each Fund qualifies as a regulated investment company (“RIC”) (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting the Funds and their shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of each Fund or the tax implications to their shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.  .  The information is based on the Internal Revenue Code and applicable regulations in effect on the date of this Statement of Additional Information.  Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders.  Any of these changes or court decisions may have a retroactive effect.

Taxation of the Funds

 Each Fund intends to elect and qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code.

•
Derive at least 90% of its gross income each taxable year from (1) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or (in the case of the International Equity and Emerging Markets Funds) foreign currencies, or certain other income, including gains from options, futures or forward contracts, derived with respect to its business of investing in securities or those currencies and (2) net income from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Income Requirement”);

•
Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes) and (2) not more than 25% of the value of its total assets is invested in (a) securities (other than U.S. Government securities or securities of other RICs) of any one issuer, (b) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (c) securities of one or more QPTPs (“Diversification Requirement”); and

•
Distribute annually to its shareholders at least 90% of the sum of its investment company taxable income (generally, taxable net investment income plus the excess (if any) of net short-term capital gain over net long-term capital loss and, in the case of the International Equity and Emerging Markets Funds, net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”).

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and substantially all of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

See the part of the next section entitled “Taxation of Certain Investments” for a discussion of the tax consequences to each Fund of certain investments and strategies it.

Taxation of Certain Investments

           A Fund may acquire zero coupon or other securities issued with original issue discount. Because each Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund’s cash assets, if any, or the proceeds of sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund’s investment company taxable income and/or net capital gain.

           If a Fund acquires stock in a foreign corporation that is a “passive foreign investment company” (“PFIC”) and holds the stock beyond the end of the year of acquisition, the Fund will be subject to federal income tax on any “excess distribution” the Fund receives on the stock or of any gain realized by the Fund from disposition of the stock (collectively “PFIC income”), plus interest thereon, even if the Fund distributes that share of the PFIC income as a taxable dividend to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals’ “qualified dividend income” mentioned above.  A Fund may avoid this tax and interest if it elects to treat the PFIC as a “qualified electing fund”; however, the requirements for that election are difficult to satisfy. If such an election were made, the Fund would be required to include in its income each year a portion of the ordinary income and net capital gains of the PFIC, even if this income is not distributed to the Fund. Any such income would be subject to the 90% Distribution Requirement described above and to the calendar year Excise Tax distribution requirement.

The Fund may elect to “mark-to-market” the securities associated with a PFIC. Under such an election, the Fund would include in income each year an amount equal to the excess, if any, of the fair market value of the PFIC security as of the close of the taxable year over the Fund’s adjusted basis in the PFIC stock. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included by the Fund for prior taxable years. The Fund’s adjusted basis in the PFIC stock would be adjusted to reflect the amounts included in, or deducted from, income under this election. Amounts included in income pursuant to this election, as well as gain realized on the sale or other disposition of the PFIC security, would be treated as ordinary income. The deductible portion of any mark-to-market loss, as well as loss realized on the sale or other disposition of the PFIC stock to the extent that such loss does not exceed the net mark-to-market gains previously included by the Fund, would be treated as ordinary loss. The Fund generally would not be subject to the deferred tax and interest charge provisions discussed above with respect to PFIC stock for which a mark-to-market election has been made.

The Funds currently do not intend to acquire securities in issuers that are considered PFICs.

           Hedging strategies, such as entering into forward contracts and selling (writing) and purchasing options and futures contracts, involve complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of gains and losses the Funds that are permitted to invest therein realize in connection therewith. In general, any Fund’s (1) gains from the disposition of foreign currencies and (2) gains from options, futures and forward contracts derived with respect to its business of investing in securities or foreign currencies will be treated as qualifying income under the Income Requirement.

           Dividends and interest the International Equity Fund, Emerging Markets Fund and Global Real Estate Fund receive, and gains they realize, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively, “foreign taxes”) that would reduce the yield and/or total return on their securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains on investments by foreign investors.

           A Fund may invest in certain futures contracts (other than “securities futures contracts,” as defined in section 1234B(c) of the Tax Code) and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index), and certain foreign currency options and forward contracts that will be “section 1256 contracts.”  Any section 1256 contracts a Fund holds at the end of its taxable year generally must be “marked-to-market” (that is, treated as having been sold at that time for its fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss realized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain such a Fund recognizes, without in either case increasing the cash available to it the Fund.

           Section 988 of the Tax Code also may apply to a Fund’s forward currency contracts and options on foreign currencies. Under that section, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder’s basis in his or her Fund shares.

           Offsetting positions a Fund enters into or holds in any actively traded option, futures or forward contract may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a Fund’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) losses realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) a Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available, which may mitigate the effects of the straddle rules, particularly with respect to “mixed straddles” (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

           When a covered call option written (sold) by a Fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security’s basis.

           If a Fund has an “appreciated financial position” – generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis – and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

           The Treasury Inflation Protected Securities Fund invests in inflation-indexed securities (also known as inflation-protected securities), on which principal is adjusted based on changes in an inflation index such as the Consumer Price Index. Net positive adjustments to principal value as a result of an increase in the index are taxable as ordinary income in the year of the adjustment, rather than at maturity when the principal is repaid. Net negative adjustments to principal value as a result of a decrease in the index can be deducted to the extent of the Fund’s interest income from the security for the current and previous taxable years, with any excess being carried forward to future taxable years. The Fund intends to distribute dividends to its shareholders on a quarterly basis that include both interest income and net income representing principal adjustments. Net negative principal adjustments near the end of a taxable year may cause all or a portion of the dividends distributed earlier in the year to be treated as a return of capital.

Taxation of the Funds’ Shareholders

Dividends or other distributions a Fund declares in the last quarter of any calendar year that are payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on December 31 of that year if the Fund pays the distributions during the following January. Accordingly, those distributions will be reported by, and taxed to, those shareholders for the taxable year in which that December 31 falls.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that the price of Fund shares at any time may reflect the amount of a forthcoming dividend or capital gain distribution, so if they purchase Fund shares shortly before the record date for a distribution, they will pay full price for the shares and (except for an exempt-interest dividend) receive some portion of the price back as a taxable distribution even though it represents in part a return on invested capital.

If more than 50% of the value of the total assets of the International Equity Fund or Emerging Markets Fund at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible to, and may, file an election with the IRS that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to its share of any foreign and U.S. possessions income taxes paid by it. If a Fund makes this election, it will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend the Fund pays that represents income from foreign or U.S. possessions sources as his own income from those sources and (3) either use the foregoing information in calculating the foreign tax credit against his federal income tax or, alternatively, deduct the taxes deemed paid by him in computing his taxable income. If a Fund makes this election, it will report to its shareholders shortly after each taxable year their respective shares of the Fund’s income from foreign and U.S. possessions sources and foreign taxes paid. Pursuant to that election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

The foregoing is only a summary of some of the important federal tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

 Backup Withholding

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury a portion of distributions paid to you, equal to the backup withholding rate then in effect multiplied by the amount of the distribution, if you: (1) have failed to provide your correct taxpayer identification number; (2) are otherwise subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other “exempt recipient.” A Fund will also be required to withhold such percentage of the proceeds of redemptions of shares in the first of these three situations. Backup withholding is not an additional tax; rather any amounts so withheld may be credited against your federal income tax liability or refunded.

Foreign Shareholders

Taxation of a shareholder who, under the Tax Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership (“foreign shareholder”), depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. A foreign shareholder generally would be exempt from federal income tax on gain realized on the sale of Fund shares and Fund distributions of net capital gain (other than gain realized on disposition of U.S. real property interests), unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year (special rules apply in the case of a shareholder that is a foreign trust or foreign partnership).

Foreign Shareholders of the Global Real Estate Fund

The Global Real Estate Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs. The sale of a U.S. real property interest (“USRPI”) by the Global Real Estate Fund or by a U.S. REIT or U.S. real property holding corporation in which the Global Real Estate Fund invests may trigger special tax consequences to the Global Real Estate Fund’s foreign shareholders. The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Tax Code provides a look-through rule for distributions of FIRPTA gain by a RIC, received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation, or realized by the RIC on the sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) as follows:

•
The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-US person which is attributable directly or indirectly to a distribution from a U.S. REIT if, in general, more than 50% of the RIC’s assets consists of interests in U.S. REITs and U.S. real property holding corporations; and

•	You are a foreign shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.

•
If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.

•
In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends with respect to the Global Real Estate Fund’s taxable years beginning before January 1, 2010 (sunset date), except that after such sunset date, Fund distributions from a U.S. REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Global Real Estate Fund would otherwise be classified as a qualified investment entity. There can be no assurance that the Global Real Estate Fund will not be determined to be a “qualified investment entity.”  In addition, Congress may enact legislation extending the sunset date.

If a foreign shareholder disposes of Fund shares prior to a distribution from the disposition of FIRPTA gain and the foreign shareholder later acquires an identical stock interest, the foreign shareholder may still be required to pay U.S. tax on such Fund distribution. Under certain circumstances, the sale of Fund shares could also be considered a sale of a U.S. real property interest and any resulting gain from such sale may be subject to U.S. tax as income “effectively connected with a U.S. trade or business.”

If the income from the Global Real Estate Fund is effectively connected with a foreign shareholder’s U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Global Real Estate Fund will be subject to federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

An individual who, at the time of death, is a foreign shareholder may be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies.

Special U.S. tax certification requirements apply to foreign shareholders both to avoid U.S. backup withholding on distributions that are otherwise exempt from withholding and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a foreign shareholder must provide a Form W-8BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

The tax rules of other countries with respect to an investment in the Fund can differ from the federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisors as to the consequences of foreign tax rules with respect to an investment in the Fund.

Investment in Taxable Mortgage Pools (Excess Inclusion Income)

The Global Real Estate Fund may invest in U.S. REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” Under a Notice issued in October 2006 by the IRS, the Tax Code and Treasury regulations to be issued, a portion of the Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Tax Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Tax Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income.

The IRS has not provided further guidance on how to report and implement these rules. These rules are potentially applicable to the Global Real Estate Fund in the event more than fifty percent of the fair market value of its assets consist of shares in U.S. REITs. Shareholders should talk to their tax advisors about whether an investment in the Global Real Estate Fund is a suitable investment given the potential tax consequences of the Fund’s receipt and distribution of excess inclusion income.

DESCRIPTION OF THE TRUST

The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business.

The Trust was originally created to manage money for large institutional investors, including pension and 401(k) plans for American Airlines, Inc. The AMR Class is offered to tax-exempt retirement and benefit plans of the Manager, AMR Corporation and its affiliates. The following individuals (and members of that individual’s “immediate family”), are eligible for purchasing shares of the Institutional Class with an initial investment of less than $2 million: (i) employees of the Manager, (ii) officers and directors of AMR Corporation, (iii) members of the Trust’s Board of Trustees, (iv) employees of TPG/Pharos, (v) members of the Manager’s parent’s Board of Directors.  The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents in law, brothers and sisters, sons and daughters in law, a sibling’s spouse, a spouse’s sibling, aunts, uncles, nieces and nephews; relatives by virtue of remarriage (step-children, step-parents, etc.) are included.  Any shareholders that the Manager transfers to the Institutional Class upon termination of the class of shares in which the shareholders were originally invested is also eligible for purchasing shares of the Institutional Class with an initial investment of less than $2 million.

The Investor Class was created to give individuals and other smaller investors an opportunity to invest in the American Beacon Funds. As a result, shareholders of the Investor Class benefit from the economies of scale generated by being part of a larger pool of assets. The Advisor Class was created for individuals and other smaller investors investing in the Funds through third party intermediaries. The expense structure of the Advisor Class allows for payments to these intermediaries for providing shareholder services. The Retirement Class was created for institutional investors, pension and profit sharing plans. The Y Class was created to manage money for large institutional investors, including pension and 401(k) plans.  The A class and C Class were created for investors investing in the funds through their broker-dealers or other financial intermediaries.

The Balanced, Emerging Markets, Retirement Income and Appreciation, High Yield Bond, Intermediate Bond, International Equity, Large Cap Growth, Large Cap Value, Mid-Cap Value, Short-Term Bond, Small Cap Value, and Treasury Inflation Protected Securities Funds utilize a multi-manager approach designed to reduce volatility by diversifying assets over multiple investment management firms. Each sub-advisor is carefully chosen by the Manager through a rigorous screening process.  The Short-Term Bond Fund, Global Real Estate Fund, Zebra Large Cap Equity Fund and Zebra Small Cap Equity Fund are managed by a single manager.

On February 26, 2010, the Global Real Estate Fund acquired all the assets of the CNL Global Real Estate Fund, the sole series of The CNL Funds (the “CNL Fund”), through a reorganization.  The Zebra Large Cap Equity Fund and Zebra Small Cap Equity Fund commenced operations on June 1, 2010.

FINANCIAL STATEMENTS

The audited financial statements of the following Funds, including the reports of the independent registered public accounting firm, Ernst & Young LLP , are incorporated by reference to the American Beacon Funds’ Annual Report to Shareholders for the period ended October 31, 2009.  Also the unaudited financial statements of the following Funds are incorporated by reference to the American Beacon Funds' Semi-Annual Report to Shareholders for the period ended April 30, 2010.

Balanced Fund	High Yield Bond Fund	Large Cap Value Fund
Emerging Markets Fund	Intermediate Bond Fund	Mid-Cap Value Fund
Retirement Income and Appreciation Fund	International Equity Fund	Short-Term Bond Fund
High Yield Bond Fund	Large Cap Growth Fund	Small Cap Value Fund

The audited financial statements of the Treasury Inflation Protected Securities Fund, including the reports of the independent registered public accounting firm, Ernst & Young LLP, are incorporated by reference to the American Beacon Funds’ Annual Report to Shareholders of the Treasury Inflation Protected Securities Fund for the period ended December 31, 2009.

The Global Real Estate Fund adopted the financial statements of the CNL Global Real Estate Fund, its predecessor fund. The audited financial statements of the Global Real Estate Fund’s predecessor fund, including the report of the independent registered certified public accounting firm, PricewaterhouseCoopers LLP , are incorporated by reference to The CNL Funds’ Annual Report to Shareholders for the period ended December 31, 2009.

The Zebra Large Cap Equity Fund and Zebra Small Cap Equity Fund commenced operations on June 1, 2010.  Accordingly, financial statements are not available for the Funds.

OTHER INFORMATION

This section provides descriptions of certain strategies used by the Funds, including strategies to invest in particular securities and corresponding risks of those strategies.  The composition of a Fund’s portfolios and the strategies that a Fund uses in selecting portfolio securities may vary over time.  A Fund is not required to use all of the investment strategies described below in seeking their investment objectives.  It may use some of the investment strategies only at some times or it may not use them at all.  In the following table, Funds with an “X” in a particular strategy are more likely to use that strategy than Funds without an “X” in that strategy.

Asset-Backed Securities - Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Funds are permitted to invest in asset-backed securities, subject to the Funds’ rating and quality requirements.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

Bank Deposit Notes - Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis, as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

Bankers’ Acceptances - Bankers’ acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Borrowing Risks - The Funds may borrow for temporary purposes. Borrowing may exaggerate changes in a Fund’s NAV and in its total return. Interest expense and other fees associated with borrowing may reduce a Fund’s return.

Callable Securities – A Fund may invest in fixed-income securities with call features.  A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date.  In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, the Fund would lose the income that would have been earned to maturity on that security, and the proceeds received by the Fund may be invested in securities paying lower coupon rates.  Thus, a Fund’s income could be reduced as a result of a call.  In addition, the market value of a callable security may decrease if it is perceived by the market as likely to be called, which could have a negative impact on a Fund’s total return.

Cash Equivalents - Cash equivalents include certificates of deposit, bearer deposit notes, bankers’ acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

Certificates of Deposit - Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

Commercial Paper - Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

Convertible Securities - Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, the Manager considers some convertible securities to be equity equivalents.

Cover - Transactions using forward contracts, futures contracts, options on futures contracts and written options (“Financial Instruments”) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, currencies, or other forward contracts, options or futures contracts, or (2) cash, receivables and liquid assets, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash, receivables, or liquid assets in a segregated account with its custodian in the prescribed amount.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover or to segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Debentures - Debentures are unsecured debt securities. The holder of a debenture is protected only by the general creditworthiness of the issuer.

Depositary Receipts -- American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) - ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. EDRs are in bearer form and traded in European securities markets. GDRs are in bearer form and traded in both the U.S. and European securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies.  In addition, a Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle a Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security. Please see “Foreign Securities” below for a description of the risks associated with investments in foreign securities.

Derivatives - Generally, a derivative is a financial arrangement, the value of which is based on, or “derived” from, a traditional security, asset or market index. Some “derivatives” such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Dollar Rolls - A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. Each Fund maintains with its custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.

Emerging Market Risks - The Emerging Markets Fund invests in the securities of issuers domiciled in various countries with emerging capital markets. Investments in the securities of issuers domiciled in countries with emerging capital markets involve significantly higher risks not involved in investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other non-U.S. or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, (v) the lack or relatively early development of legal structures governing private and foreign investments and private property, and (vi) less diverse or immature economic structures. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gain taxes on foreign investors.

Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that these capital markets will continue to present viable investment opportunities for the Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such event, it is possible that the Fund could lose the entire value of its investments in the affected markets.

The economies of emerging market countries may be based predominately on only a few industries or may be dependent on revenues from participating commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the U.S., such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and companies may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund’s acquisition or disposal of securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable.

Eurodollar and Yankeedollar Obligations - Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

Exchange-Traded Funds - A Fund may purchase shares of exchange-traded funds (ETFs). ETFs trade like a common stock and usually represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  Typically, a Fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock or bond market. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.  As a shareholder of an ETF, a Fund would be subject to its ratable share of ETFs expenses, including its advisory and administration expenses.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF's shares may trade at a discount to their net asset value; (2) an active trading market for an ETF's shares may not develop or be maintained; or (3) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.  Most ETFs are investment companies. Therefore, a Fund’s purchases of ETF shares generally are subject to the limitations on, and the risks of, a fund's investments in other investment companies, which are described below.

Foreign Debt Securities - The High Yield Bond Fund may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Fund’s investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets. See “Eurodollar and Yankeedollar Obligations” for a further discussion of these risks.

Foreign Securities - A Fund may invest in U.S. dollar-denominated securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances, and commercial paper.  Foreign issuers are issuers organized and doing business principally outside the United States and include banks, non-U.S. governments, and quasi-governmental organizations.  While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities.  These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the  application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce each Fund’s rights as an investor.

              A Fund also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities.  Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States).  Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments.  Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on portfolio transactions.

              Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility.  Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

              Foreign markets also have different clearance and settlement procedures.  In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.  Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon.  The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.  Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies.  Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries.  Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

Forward Foreign Currency Exchange Contracts - The International Equity Fund, Emerging Markets Fund  and Global Real Estate Fund (the “International Funds”) may enter into forward foreign currency exchange contracts (“forward currency contracts”).  A forward currency contract involves an obligation to purchase or sell a specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract.  These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

Forward currency contracts may serve as long hedges – for example, an International Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that it intends to acquire.  Forward currency contract transactions also may serve as short hedges – for example, an International Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or from a dividend or interest payment on a security denominated in a foreign currency.

The International Funds may enter into forward currency contracts to sell a foreign currency for a fixed U.S. dollar amount approximating the value of some or all of their respective portfolio securities denominated in such foreign currency.  In addition, the International Funds may use forward currency contracts when a sub-advisor wishes to “lock in” the U.S. dollar price of a security when the Fund is purchasing or selling a security denominated in a foreign currency or anticipates receiving a dividend or interest payment denominated in a foreign currency.

The International Funds may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or with respect to portfolio positions in order to minimize the risk to a Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies.

The International Funds may seek to hedge against changes in the value of a particular currency by using forward currency contracts on another foreign currency or a basket of currencies, the value of which the applicable sub-advisor believes will have a positive correlation to the values of the currency being hedged.  Use of a different foreign currency magnifies the risk that movements in the price of the forward contract will not correlate or will correlate unfavorably with the foreign currency being hedged.

In addition, an International Fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another.  For example, if a Fund owned securities denominated in a foreign currency that a sub-advisor believed would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second currency.  Transactions that use two foreign currencies are sometimes referred to as “cross hedging.”  Use of a different foreign currency magnifies a Fund’s exposure to foreign currency exchange rate fluctuations.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts usually are entered into on a principal basis, no fees or commissions are involved.  When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract.  Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

Sellers or purchasers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by purchasing or selling, respectively, an instrument identical to the instrument sold or bought, respectively.  Secondary markets generally do not exist for forward currency contracts, however, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty.  Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity.  In addition, in the event of insolvency of the counterparty, a Fund might be unable to close out a forward currency contract at any time prior to maturity.  In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established.  Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts.  The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Full Faith and Credit Obligations of the U.S. Government - Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

Futures Contracts - Futures contracts obligate a purchaser to take delivery of a specific amount of an obligation underlying the futures contract at a specified time in the future for a specified price. Likewise, the seller incurs an obligation to deliver the specified amount of the underlying obligation against receipt of the specified price. Futures are traded on both U.S. and foreign commodities exchanges. Futures contracts will be traded for the same purposes as entering into forward contracts.

The purchase of futures can serve as a long hedge, and the sale of futures can serve as a short hedge.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit “initial deposit” consisting of cash or U.S. Government Securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by a futures exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures broker. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts can enter into offsetting closing transactions, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts may be closed only on a futures exchange or board of trade that provides a secondary market. The Funds intend to enter into futures contracts only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract.

Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as appropriate) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it purchases or sells futures contracts.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option thereon or to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, in each case other than for bona fide hedging purposes (as defined by the Commodities Futures Trading Commission (“CFTC”)), the aggregate initial margin will not exceed 5% of the liquidation value of a Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any contracts that the Fund has entered into. This policy does not limit to 5% the percentage of a Fund’s assets that are at risk in futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price or currency exchange rate trends by a sub-advisor may still not result in a successful transaction.

In addition, futures contracts entail risks. Although a sub-advisor may believe that use of such contracts will benefit a particular Fund, if that investment advisor’s investment judgment about the general direction of, for example, an index is incorrect, a Fund’s overall performance would be worse than if it had not entered into any such contract. In addition, there are differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives.

General Obligation Bonds - General obligation bonds are secured by the pledge of the issuer’s full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government.

Illiquid Securities - Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.  A large institutional market exists for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, that Fund likely will be able to dispose of the securities without registering them under the 1933 Act.  To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity.  The Manager or the sub-advisor, as applicable, acting under guidelines established by the Board, may determine that certain securities qualified for trading under Rule 144A are liquid.  Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

Index Futures Contracts and Options on Index Futures Contracts - The Balanced Fund, Emerging Markets Fund, International Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and Global Real Estate Fund (the “Funds”) may invest in index futures contracts, options on index futures contracts and options on securities indices.

Index Futures Contracts - U.S. futures contracts trade on exchanges that have been designated “contracts markets” by the CFTC and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets.

At the same time a futures contract on an index is purchased or sold, a Fund must allocate cash or securities as a deposit payment (“initial deposit”). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract’s face value. Daily thereafter, the futures contract is valued and the payment of “variation margin” may be required.

Options on Index Futures Contracts - The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index.

The writing of a call option on a futures contract with respect to an index constitutes a partial hedge against declining prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund’s holdings. The writing of a put option on an index futures contract constitutes a partial hedge against increasing prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund’s losses or gains from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract with respect to an index is similar in some respects to the purchase of protective put options on the Index. For example, the Fund may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

The amount of risk a Fund assumes when it purchases an option on a futures contract with respect to an index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Stock index futures may be used on a continual basis to equitize cash so that the Funds may maintain maximum equity exposure. Each Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund would exceed 5% of the market value of the total assets of the Fund.

Futures Contracts on Stock Indices - The Funds may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities (“Index Futures Contracts”). This investment technique is used only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Funds or adversely affect the prices of securities which are intended to be purchased at a later date for the Funds.

In general, each transaction in Index Futures Contracts involves the establishment of a position that will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Funds will rise in value by an amount that approximately offsets the decline in value of the portion of the Funds’ investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Index Futures Contracts may not be achieved or a loss may be realized.

Transactions in Index Futures Contracts involve certain risks. These risks could include a lack of correlation between the Futures Contract and the equity market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends, which may result in worse overall performance than if a Futures Contract had not been entered into.

Brokerage costs will be incurred and “margin” will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written into by the Funds. Each Fund may not purchase or sell a Futures Contract (or options thereon) if immediately thereafter its margin deposits on its outstanding Futures Contracts (and its premium paid on outstanding options thereon) would exceed 5% of the market value of each Fund’s total assets.

Options on Securities Indices - The Funds may write (sell) covered call and put options to a limited extent on an index (“covered options”) in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. The Funds may forgo the benefits of appreciation on the index or may pay more than the market price for the index pursuant to call and put options written by the Funds.

By writing a covered call option, the Funds forgo, in exchange for the premium less the commission (“net premium”), the opportunity to profit during the option period from an increase in the market value of an index above the exercise price. By writing a put option, the Funds, in exchange for the net premium received, accept the risk of a decline in the market value of the index below the exercise price.

Each Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

When each Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires unexercised on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated.

The Funds have adopted certain other non-fundamental policies concerning index option transactions that are discussed above.

The hours of trading for options on an index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

Because options on securities indices require settlement in cash or the sub-advisor may be forced to liquidate portfolio securities to meet settlement obligations.

Options on Stock Indices - A Fund may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indices generally are similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock.

Inflation-Indexed Securities - Inflation-indexed securities, also known as inflation-protected securities, are fixed income instruments structured such that their interest and principal payments are adjusted to keep up with inflation.

In periods of deflation when the inflation rate is declining, the principal value of an inflation-indexed security will be adjusted downward. This will result in a decrease in the interest payments. The U.S. Treasury guarantees to repay at least the original principal value at maturity for inflation-indexed securities issued directly by the U.S. Government. However, inflation-indexed securities of other issuers may or may not have the same principal guarantee and may repay an amount less than the original principal value at maturity.

Changes in market expectations for real interest rates may result in volatility in the Treasury Inflation Protected Securities Fund's share price. There can be no assurance that the designated inflation index for an inflation-indexed security will accurately reflect the real inflation rate.

Initial Public Offerings – The Funds can invest in initial public offerings (“IPOs”).  By definition, securities issued in IPOs have not traded publicly until the time of their offerings.  Special risks associated with IPOs may include, among others, the fact that there may only be a limited number of shares available for trading.  The market for those securities may be unseasoned.  The issuer may have a limited operating history.  These factors may contribute to price volatility.  The limited number of shares available for trading in some IPOs may also make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices.  In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors.  Some of the companies involved in new industries may be regarded as developmental state companies, without revenues or operating income, or the near-term prospects of them.  Many IPOs are by small- or micro-cap companies that are undercapitalized.

Interfund Lending - Pursuant to an order issued by the SEC, the Funds may participate in a credit facility whereby each Fund, under certain conditions, is permitted to lend money directly to and borrow directly from other Funds for temporary purposes. The credit facility can provide a borrowing Fund with significant savings at times when the cash position of the Fund is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and certain Funds have insufficient cash on hand to satisfy such redemptions. When the Funds liquidate portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). However, redemption requests normally are satisfied immediately. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.

The credit facility will reduce the Funds’ potential borrowing costs and enhance the ability of the lending Funds to earn higher rates of interest on their short-term lending. Although the credit facility will reduce the Funds’ need to borrow from banks, the Funds remain free to establish lines of credit or other borrowing arrangements with banks.

Junk Bonds - Junk bonds are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by a NRSRO. For example, Moody’s and Standard & Poor’s rates them below Baa and BBB, respectively. Please see “Ratings of Long-Term Obligations” below for an explanation of the ratings applied to junk bonds. Junk bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, junk bonds must pay higher interest to compensate investors for the substantial credit risk they assume. In order to minimize credit risk, the Fund intends to diversify its holdings among many bond issuers.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in the fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Fund may incur additional expenses to seek recovery.  Additionally, accruals of interest income for Funds that invest in junk bonds may have to be adjusted in the event of default.  In the event of an issuers default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in the Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high yield securities market and on the market value of the high yield securities held by the Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

Loan Participation Interests - Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

Loan Transactions - Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

Securities loans will be made in accordance with the following conditions: (1) the Fund must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Fund must be able to terminate the loan after notice, at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board as appropriate, to vote proxies.

While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as “qualified” loan transactions.

The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Board.

Mortgage-Backed Securities - Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

Collateralized Mortgage Obligations (“CMOs”) - CMOs and interests in real estate mortgage investment conduits (“REMICs”) are debt securities collateralized by mortgages or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as “tranches,” which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders, and the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the United States created pursuant to an act of Congress that is owned entirely by the Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. A REMIC itself is generally exempt from federal income tax, but the income from its mortgages is taxable to its investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

Mortgage Pass-Through Securities - Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities).  They are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government, as in the case of securities guaranteed by the Government National Mortgage Association (“GNMA”), or guaranteed by agencies or instrumentalities of the U.S. government, as in the case of securities guaranteed by the Federal National Mortgage Association (“FNMA”) or the Federal Home Loan Mortgage Corporation (“FHLMC”), which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations.

            On September 7, 2008, Fannie Mae and Freddie Mac were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae and Freddie Mac’s assets and property and putting Fannie Mae and Freddie Mac in a sound and solvent condition. Under the conservatorship, the U.S. Treasury will receive senior preferred equity shares and warrants to ensure that Fannie Mae and Freddie Mac maintain a positive net worth.

Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

(1) GNMA Mortgage Pass-Through Certificates (“Ginnie Maes”) - GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the “modified pass-through” mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

(2) FHLMC Mortgage Participation Certificates (“Freddie Macs”) - Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

(3) FNMA Guaranteed Mortgage Pass-Through Certificates (“Fannie Maes”) - Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

(4) Mortgage-Related Securities Issued by Private Organizations - Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Municipal Lease Obligations (“MLOs”) - MLOs are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality’s credit and thus interest may become taxable if the lease is assigned. If funds are not appropriated for the following year’s lease payments, a lease may terminate with the possibility of default on the lease obligation.

Options - The Retirement Income and Appreciation Fund and the Global Real Estate Fund may purchase and sell put options and call options on securities and foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on the NASDAQ National Market System. The Fund will only write (sell) covered call and put options. For a further description, see “Cover.”

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency.

By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission (“net premium”), the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. By writing a put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security or currency below the exercise price.

The Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

When the Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

Other Investment Company Securities - A Fund at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, unit investment trusts, and other investment companies of the Trust. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.  These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are itemized in the Fees and Expenses Table for each Fund in its prospectus. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities.

Publicly Traded Partnerships; Master Limited Partnerships.  A Fund may invest in publicly traded partnerships such as master limited partnerships (“MLPs”).  MLPs issue units that are registered with the Securities and Exchange Commission (the “SEC”) and are freely tradable on a securities exchange or in the over-the-counter market.  An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital.  The general partner or are jointly and severally responsible for the liabilities of the MLP.  A Fund invests as a limited partner, and normally would not be liable for the debts of an MLP beyond the amounts the Fund has contributed but it would not be shielded to the same extent that a shareholder of a corporation would be.  In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner.  The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership.  MLPs typically invest in real estate, oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Preferred Stock - A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Private Activity Bonds - PABs are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. PABs are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. See “Tax Information – Taxation of the Funds’ Shareholders.”

Ratings of Long-Term Obligations - The Funds utilize ratings provided by the following NRSROs in order to determine eligibility of long-term obligations.

Credit ratings typically evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. The NRSROs may fail to update a credit rating on a timely basis to reflect changes in economic or financial conditions that may affect the market value of the security. For these reasons, credit ratings may not be an accurate indicator of the market value of a high yield bond. The High Yield Bond Fund’s sub-advisor will monitor the Fund’s holdings on a continuous basis to assess those factors not reflected in the credit rating. Therefore, the achievement of the High Yield Bond Fund’s investment objective will be more dependent on the sub-advisor’s research abilities than if the High Yield Bond Fund invested primarily in higher-rated securities.
The four highest Moody’s ratings for long-term obligations (or issuers thereof) are Aaa, Aa, A and Baa. Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk. Obligations rated Aa are judged to be of high quality and are subject to very low credit risk. Obligations rated A are considered upper-medium grade and are subject to low credit risk. Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Moody’s ratings of Ba, B, Caa, Ca and C are considered below investment grade. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk. Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest. Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest. Moody’s also appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The four highest Standard & Poor’s ratings for long-term obligations are AAA, AA, A and BBB. An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong. An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Standard & Poor’s ratings of BB, B, CCC, CC, C and D are considered below investment grade and are regarded as having significant speculative characteristics. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation. An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. An obligation rated CC is currently highly vulnerable to nonpayment. A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The four highest ratings for long-term obligations by Fitch Ratings are AAA, AA, A and BBB. Obligations rated AAA are deemed to be of the highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Obligations rated AA are deemed to be of very high credit quality. AA ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. Obligations rated A are deemed to be of high credit quality. An A rating denotes expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings. Obligations rated BBB are deemed to be of good credit quality. BBB ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Fitch’s ratings of BB, B, CCC, CC, C, RD and D are considered below investment grade or speculative grade. Obligations rated BB are deemed to be speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade. Obligations rated B are deemed to be highly speculative.  For issuers and performing obligations, B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of RR1 (outstanding). Obligations rated CCC indicate, for issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions. For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of RR2 (superior), or RR3 (good) or RR4 (average). Obligations rated CC indicate, for issuers and performing obligations, default of some kind appears probable. For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of RR4 (average) or RR5 (below average). Obligations rated C indicate, for issuers and performing obligations, default is imminent. For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of RR6 (poor). Obligations rated RD indicate an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations. Obligations rated D indicate an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following: (a) failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; (b) the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or (c) the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation. Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

The four highest ratings for long-term obligations by Dominion Bond Rating Service Limited (“DBRS”) are AAA, AA, A and BBB. Long-term debt rated AAA is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a credible track record of superior performance. Given the extremely high standard that DBRS has set for this category, few entities are able to achieve a AAA rating.  Long-term debt rated AA is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated AAA only to a small degree. Given the extremely restrictive definition DBRS has for the AAA category, entities rated AA are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events. Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities. Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

DBRS’ ratings of BB, B, CCC, CC, C and D are considered speculative and non-investment grade. Long-term debt rated BB is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations. Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity. Long-term debt rated CCC, CC or C is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B. Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range. A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

Standard & Poor’s and Fitch Ratings apply indicators (such as “+” and ”-”) and DBRS adds “high” or “low” to indicate relative standing within the major rating categories (except AAA). A rating without one of these indicators falls within the middle of the category.

Ratings of Municipal Obligations - Moody’s ratings for short-term investment-grade municipal obligations are designated Municipal Investment Grade (MIG or VMIG in the case of variable rate demand obligations) and are divided into three levels - MIG/VMIG 1, MIG/VMIG 2 and MIG/VMIG 3. Factors used in determination of ratings include liquidity of the borrower and short-term cyclical elements. The MIG/VMIG 1 rating denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.  The MIG/VMIG 2 rating denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group. The MIG/VMIG 3 rating denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.  An SG rating denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor’s uses SP-1, SP-2, and SP-3 to rate short-term municipal obligations. A rating of SP-1 denotes a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. A rating of SP-2 denotes a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. A rating of SP-3 denotes a speculative capacity to pay principal and interest.

Ratings of Short-Term Obligations - The Funds utilize ratings provided by the following NRSROs in order to determine eligibility of short-term obligations.

Moody’s short-term ratings, designated as P-1, P-2 or P-3, are opinions of the ability of issuers to honor short-term financial obligations that generally have an original maturity not exceeding thirteen months. The rating P-1 is the highest short-term rating assigned by Moody’s and it denotes an issuer (or supporting institution) that has a superior ability to repay short-term debt obligations.  The rating P-2 denotes an issuer (or supporting institution) that has a strong ability to repay short-term debt obligations. The rating P-3 denotes an issuer (or supporting institution) that has an acceptable ability for repayment of senior short-term policyholder claims and obligations.

Standard & Poor’s short-term ratings are generally assigned to obligations with an original maturity of no more than 365 days—including commercial paper. A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.  A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory. A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. A short-term obligation rated B is regarded as having significant speculative characteristics. Ratings of B-1, B-2, and B-3 may be assigned to indicate finer distinctions within the B category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings’ short-term ratings have a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. A rating of F1 denotes an obligation of the highest credit quality.  It indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.  A rating of F2 denotes good credit quality. It indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings. A rating of F3 denotes fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade. A rating of B denotes an obligation that is speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions. A rating of C denotes a high default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.  A rating of D indicates an entity or sovereign that has defaulted on all of its financial obligations.

The DBRS short-term debt rating scale is meant to give an indication of the risk that a borrower will not fulfill its near-term debt obligations in a timely manner. Short-term debt rated R-1 (high) is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an R-1 (high) rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an R-1 (high), few entities are strong enough to achieve this rating.  Short-term debt rated R-1 (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree. Given the extremely tough definition DBRS has established for the R-1 (high) category, entities rated R-1 (middle) are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.  Short-term debt rated R-1 (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry. Short-term debt rated R-2 (high) is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt and profitability ratios is not as strong as credits rated in the R-1 (low) category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry. Short-term debt rated R-2 (middle) is considered to be of adequate credit quality. Relative to the R-2 (high) category, entities rated R-2 (middle) typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions. Short-term debt rated R-2 (low) is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an R-2 (middle) credit. However, R-2 (low) ratings still display a level of credit strength that allows for a higher rating than the R-3 category, with this distinction often reflecting the issuer's liquidity profile. Short-term debt rated R-3 is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer's control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions. Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present. Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default. A security rated D implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

Real Estate Securities - The Global Real Estate Fund invests primarily in securities issued by real estate and real estate-related companies (as defined in the prospectus), including real estate investment trusts (“REITs”) and real estate operating companies (“REOCs”) and, therefore, adverse economic, business or political developments affecting the real estate sector could have a major effect on the value of the Fund’s investments. REITs pool investors’ funds for investment primarily in income-producing real estate or real estate loans or interests. A U.S.-qualified REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Fund will not invest in real estate directly, but only in securities issued by real estate and real estate-related companies, except that the Fund may hold real estate and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund’s ownership of securities issued by real estate or real estate-related companies.

The Global Real Estate Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates. Investments in certain REITs (such as REIT funds of REITs) may subject Fund shareholders to duplicate management and administrative fees. In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the borrower quality and the type of credit extended to such borrowers. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers (including the REIT itself) and self-liquidation. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

In addition, U.S.-qualified Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code, or to maintain their exemptions from registration under the 1940 Act.

In addition, foreign REITs could possibly fail to qualify for any beneficial tax treatments available to foreign REITs in their local jurisdiction.

Market Events - Turbulence in the financial sector has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue. The U.S. Government has taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.

Reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continued market turbulence may have an adverse effect on a Fund.

Repurchase Agreements - A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., a Fund) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement. Repurchase agreements are generally for a short period of time, usually less than a week.

Each Fund may enter into repurchase agreements with any bank that is a member of the Federal Reserve System or registered broker-dealer who, in the opinion of the Manager and the sub-advisor as applicable, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the Board. Each Fund may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the Board, during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case a Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.

Reverse Repurchase Agreements - The Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Funds intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment advisor possessing investment authority. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which such Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

Resource Recovery Obligations - Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations.

Revenue Obligations - Revenue obligations are backed by the revenue cash flow of a project or facility. The interest on such obligations is payable only from the revenues derived from a particular project, facility, specific excise tax or other revenue source. Revenue obligations are not a debt or liability of the local or state government and do not obligate that government to levy or pledge any form of taxation or to make any appropriation for payment.

Rights and Warrants - Rights are short-term warrants issued in conjunction with new stock or bond issues. Warrants are options to purchase an issuer’s securities at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. There is no specific limit on the percentage of assets a Fund may invest in rights and warrants, although the ability of some of the Funds to so invest is limited by their investment objectives or policies.

Section 4(2) Securities - Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as one of the Funds, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

The Board and the applicable sub-advisor will carefully monitor the Funds’ investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Separately Traded Registered Interest and Principal Securities and Zero Coupon Obligations - Separately traded registered interest and principal securities or “STRIPS” and zero coupon obligations are securities that do not make regular interest payments. Instead they are sold at a discount from their face value. Each Fund investing in STRIPs will take into account as income a portion of the difference between these obligations’ purchase prices and their face values. Because they do not pay coupon income, the prices of STRIPS and zero coupon obligations can be very volatile when interest rates change. STRIPS are zero coupon bonds issued by the U.S. Treasury.

Short Sales - In connection with the use of certain instruments based upon or consisting of one or more baskets of securities, the Manager or a sub-advisor may sell a security a Fund does not own, or in an amount greater than the Fund owns (i.e., make short sales).  Generally, to complete a short sale transaction, a Fund will borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed. If the price at the time of replacement is more than the price at which the security was sold by the Fund, the Fund will incur a loss. Conversely, the Fund will realize a gain if the price of the security decreases between selling short and replacement. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. Until the security is replaced, the Fund is required to pay to the lender any interest that accrues during the period of the loan. To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the Fund replaces the borrowed security, it will (a) maintain in a segregated account with its custodian cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover its short position.

Swap Agreements - The Treasury Inflation Protected Securities Fund may invest in interest rate swap agreements to increase or decrease its exposure to interest rate changes. Considered a derivative, a swap agreement is a two-party contract entered into primarily by institutional investors for periods ranging from a few weeks to more than one year whereby the two parties agree to exchange payments based on changes in the value of a specified index, rate or other instrument. In an interest rate swap, one party agrees to exchange with another party its commitment to pay or receive interest. For example, a party may exchange floating rate interest payments for fixed rate interest payments with respect to a designated principal amount.

Typically, the payment dates for both parties are the same, so the agreement will usually call for the two payments to be netted against each other, and the net amount only is paid to the party entitled to the higher amount. Therefore, the Fund's rights/obligations with regard to such swap agreements will be limited to the net amount to be received/paid under the terms of the agreement.

The Treasury Inflation Protected Securities Fund may also enter caps, floors and collars, which are particular variations on swap agreements. The purchaser of an interest rate cap agrees to pay a premium to the seller in return for the seller paying interest on a specified principal amount to the purchaser based on the extent to which a specified interest rate exceeds a predetermined level. Conversely, the seller of an interest rate floor agrees to pay interest on a specified principal amount to the purchaser based on the extent to which a specified interest rate falls below a predetermined level. A collar combines a cap and selling a floor, establishing a predetermined range of interest rates within which each party agrees to make payments.

The use of swap agreements requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. If a sub-advisor to the Fund incorrectly forecasts interest rate changes, interest rate swaps based upon those expectations may result in losses for the Fund. The counterparty to a swap agreement may default on its obligations to the Fund. To mitigate this risk, the Fund will only enter swap agreements with counterparties considered by the Manager or applicable sub-advisor to be at minimum risk of default. In addition, swaps may be considered illiquid investments; see "Illiquid Securities" for a description of liquidity risk. The swaps market is relatively new and unregulated. The introduction of new regulation or other developments may affect the Fund's ability to receive payments or complete its obligations under existing swap agreements.

Synthetic Convertible Securities - The sub-advisor to the Retirement Income and Appreciation Fund may create a “synthetic” convertible security by combining fixed income securities with the right to acquire equity securities. More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to a true convertible security, the character of a synthetic convertible security allows the combination of components representing more than one issuer, when the investment advisor believes that such a combination would better promote the Fund's investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, the Fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.

The Fund faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the fixed-income component as well, the Fund also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.

The Fund may also purchase synthetic convertible securities manufactured by other parties, including convertible structured notes. Convertible structured notes are fixed income debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security, however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.

Tax, Revenue or Bond Anticipation Notes - Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues that are payable from those taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.

Terrorism Risks - Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001.  These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers, related groups of issuers, or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Funds’ operations.

Time-Zone Arbitrage - Investing in foreign securities may involve a greater risk for excessive trading due to “time- zone arbitrage.”  If an event occurring after the close of a foreign market, but before the time a Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

U.S. Government Securities - U.S. Government Securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government Securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby.

U.S. Treasury Obligations - U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS and inflation-indexed securities. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

Variable or Floating Rate Obligations - A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

(1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

(2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

(3) A variable rate obligation that is subject to a demand feature will be deemed by a Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(4) A floating rate obligation that is subject to a demand feature will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

As used above, an obligation is “subject to a demand feature” when a Fund is entitled to receive the principal amount of the obligation either at any time on no more than 30 days’ notice or at specified intervals not exceeding one year and upon no more than 30 days’ notice.

Variable Rate Auction and Residual Interest Obligations - Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.

When-Issued and Forward Commitment Transactions - These transactions involve a commitment by a Fund to purchase or sell securities at a future date. These transactions enable a Fund to “lock-in” what the Manager or the sub-advisor, as applicable, believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices.  In periods of falling interest rates and rising prices, a Fund might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the other party fails to complete the trade, the Fund may lose the opportunity to obtain a favorable price. For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to a Fund until settlement takes place. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued.

Each Fund maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. When entering into a when-issued or forward commitment transaction, a Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

APPENDIX A

AMERICAN BEACON MASTER TRUST
AMERICAN BEACON FUNDS
AMERICAN BEACON MILEAGE FUNDS
AMERICAN BEACON SELECT FUNDS

PROXY VOTING POLICY AND PROCEDURES

Last Amended March 1, 2010

Preface

Proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to secure the best long-term interests of interest holders of the American Beacon Master Trust and shareholders of the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the “Funds”).  Therefore, these Proxy Voting Policy and Procedures (the "Policy") have been adopted by the Funds.

The Funds are managed by American Beacon Advisors, Inc. (the "Manager").  The Funds’ Boards of Trustees has delegated proxy voting authority to the Manager with respect to the Funds that invest primarily in the securities of domestic U.S. issuers and the portion of the Global Real Estate Fund that invests in the securities of North American issuers (collectively, the "Domestic Funds").  The Manager has retained a proxy voting consultant (the “Consultant”) to provide assistance regarding the objective review and voting of proxies on any assets held by the Domestic Funds, consistent with the Policy.  The Policy sets forth the policies and procedures the Manager employs when voting proxies for the Domestic Funds, including the role of their investment subadvisors (the “Subadvisors”).  Proxy voting for the Funds that invest primarily in the securities of foreign issuers and the portion of the Global Real Estate Fund that invests in the securities of non-North American issuers (the "International Funds") has been delegated by the International Funds' Boards of Trustees to the subadvisors for those funds (“International Subadvisors”).  For the securities held in their respective portion of each International Fund, the International Subadvisors make voting decisions pursuant to their own proxy voting policies and procedures, which have been adopted by the International Funds and approved by their Boards of Trustees.  The Policy includes the procedures that the Manager performs to monitor proxy voting by the International Subadvisors.

For all of the Funds, the Manager seeks to ensure that proxies are voted in the best interests of Fund interest holders and shareholders (collectively, “shareholders”).  For certain proxy proposals, the interests of the Manager and/or its affiliates may differ from Fund shareholders’ interests.  To avoid the appearance of impropriety and to fulfill its fiduciary responsibility to shareholders in these circumstances, the Policy includes procedures established by the Manager for voting proxy proposals that potentially present a conflict of interests.

Domestic Funds - Procedures

1. Voting –The Consultant has been instructed by the Manager to vote proxies in accordance with the Policy, unless it is notified to vote otherwise by the Manager in writing.  The Manager may decide to instruct the Consultant to vote in a manner different than specified by the Policy if it determines that such a variance from the Policy would be in the best interests of Fund shareholders.  In making such a determination, the Manager will conduct its analysis of the proxy proposal, which may include, among other things, discussing the issue with Subadvisors holding the security to determine their recommended voting position.

Except as otherwise noted, items to be evaluated on a case-by-case basis and proposals not contemplated by the Policy will be assessed by the Manager.  In these situations, the Manager will use its judgment in directing the Consultant to vote in the best interest of the Funds’ shareholders and will propose changes to the Policy when appropriate.

2.      Conflicts of Interest - The Manager maintains a list by Fund of all affiliated persons, including the Manager and its affiliates, the Subadvisors and their affiliates as well as the Funds' distributor and its affiliates.  Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, a Subadvisor, the distributor or any of their affiliates and b) Fund shareholders.  The Manager will monitor the Fund’s holdings against the list of affiliated persons and will conduct an analysis based upon the following procedures to resolve these known potential conflicts as well as any unforeseen conflicts.

a.       Proxies for Affiliated Funds - Each Fund has the ability to invest in the shares of any of the Money Market Funds.  For example, the High Yield Bond Fund may purchase shares of the Money Market Fund.  If the Money Market Fund issues a proxy for which the High Yield Bond Fund is entitled to vote, the Manager's interests regarding the Money Market Fund might appear to conflict with the interests of the shareholders of the High Yield Bond Fund.  In these cases, the Manager will instruct the Consultant to vote in accordance with the Board of Trustees' recommendations in the proxy statement.

b.       Business / Personal Connections of the Manager - The Manager is minority owned by AMR Corporation, which is a publicly-traded corporation and the parent company of American Airlines, Inc.  To avoid the appearance of any conflict of interests, the Funds are expressly prohibited from investing in the securities of AMR Corporation or any other airline company.

The Manager could have an advisory client that issues a proxy or promotes a proxy proposal for which a Fund is entitled to vote.  By taking a particular voting position on the proxy, it could be perceived by Fund shareholders that the Manager is favoring the advisory client over Fund shareholders in order to avoid harming its relationship with the advisory client.  If the Manager is asked to render a decision regarding a proxy proposal issued or promoted by one of its advisory clients, the Manager will refer that proposal to the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

In the event that a principal officer of the Manager has a personal relationship or connection with an issuer or proponent of a proxy proposal being considered by the Manager, the voting matter will be discussed with the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the Manager will refer that proposal to the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

c.       Business / Personal Connections of the Subadvisers - Each Subadvisor (and its affiliates) is considered an affiliate of the portion of the Fund it manages.  When the Manager receives input regarding a voting recommendation from a Subadvisor, the Manager will request the Subadvisor’s disclosure of any business or personal relationships or connections that the Subadvisor itself or its principals may have with the proxy issuer or any proponent of the proxy proposal.  If the Subadvisor’s disclosure reveals any potential conflicts of interest, the Manager will not rely on the Subadvisor’s recommendation regarding the proxy proposal.

3.      Securities on Loan - The Consultant will notify the Manager before the record date about the occurrence of a future shareholder meeting.  The Manager will determine whether or not to recall shares of the applicable security that are on loan with the intent of voting such shares in accordance with the Policy, based on factors including the nature of the meeting (i.e., annual or special), the percentage of the proxy issuer’s outstanding securities on loan, any other information regarding the proxy proposals of which the Manager may be aware, and the loss of securities lending income to a Fund as a result of recalling the shares on loan.

Domestic Funds - Policies

1.      Routine Proposals - Routine proxy proposals are most commonly defined as those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders.  The proposals are consistent with industry standards as well as the corporate laws in the state of incorporation.  Traditionally, these include:

A.      Location of annual meeting
B.      Employee stock purchase plan
C.      Appointment of auditors
D.      Corporate strategy
E.      Director indemnification and liability protection
F.      Reincorporation

The Funds’ policy is to support management on these routine proposals.

2.      Social, Political and Environmental Proposals - Issues which can be characterized as non-financial or non-business issues involving social, political and environmental issues will result in voting to support management.  Financial interests of the shareholders are the only consideration for proxy voting decisions.

3.      Shareholder Equality Proposals - Issues that do not discriminate against certain shareholders will be supported.  Non-discriminatory proposals include:

A.      Anti-greenmail - Provisions that require that the price paid to the greenmailer must be extended to all shareholders of record will be supported.

B.      Fair price provisions - Provisions that guarantee an equal price to all shareholders will be supported.

4.      Non-routine proposals - Issues in this category are more likely to affect the structure and operation of the corporation and, therefore have a greater impact on the value of the shareholders’ investment.  All situations will be viewed individually and independently with the focus on the financial interest of the shareholders.

Various factors will contribute in the decision-making process assessing the financial interest of the shareholders.  Consideration should be given first and foremost to the board of directors.  The board of directors oversees the management of the company, makes decisions on the most important issues and is a representative of the shareholders. To the degree that the board is independent (defined as at least 75% of members are independent, having no personal or business relationship with management, as defined by the relevant exchange), capable and dedicated to the shareholders, support should be for the board's recommendations.

Management’s record, strategy and tenure will contribute in the decision-making process.  The tendency will be to side with management if, in the past, it has shown the intent and ability to maximize shareholder wealth over the long term. Management will not be judged on a quarter-by-quarter basis, but judged on decisions that are consistent with the long-term interests of the shareholders of the company.

The following are specific issues that directly impact the financial interest of the shareholders.

A.      Board of Directors

a. Uncontested elections - The Funds will support management’s slate during uncontested elections if the board is independent.  The company is the best judge of who is able and available to serve, and who will work well together.

b. Contested elections - will be evaluated on a case-by-case basis.  Both slates of candidates will be evaluated based on a thorough analysis of each contesting side.

c. Independent compensation committee - an independent committee will best represent shareholder interests and guards against conflicts of interest in executive pay decisions.  An independent or majority independent committee will have no financial interest in the outcome.  The Funds will support proposals for independent compensation committees.

d. Independent nominating committee – The Funds believe that independent directors selected by a committee of independent directors will be more likely to question the CEO's business judgment. Therefore, the Funds will support proposals for independent nominating committees.

e. Classified boards - A typical classified board is divided into 3 groups with one group standing for election every third year.  The Funds believe that shareholders benefit from the structure as classified boards provide stability of leadership and continuity of management and policy that is crucial when evaluating company issues.  Therefore, the Funds’ policy is to support classified boards, unless an independent board proposes to declassify itself, in which case the Funds will support management.

f. Cumulative voting - Under cumulative voting, shareholders are entitled to a number of votes equal to the number of board seats open for election, times the number of shares held.  The votes can be cast for one nominee or apportion them, equally or not, amongst the nominees.  The Funds believe that each director should act for the benefit of all shareholders and therefore should not be elected by a special group of shareholders.  As a result, the Funds do not support cumulative voting.  Directors have the fiduciary responsibility to protect and enhance the interests of all shareholders.  The potential disruption caused by a minority director with a special agenda is potentially damaging to a majority of shareholders.  Directors should act in the benefit of the majority, not the minority.

g. Independent boards – The Funds believe independent boards will permit clear and independent decision-making, benefiting shareholders’ long-term interests.  Board members who are independent are more likely to protect shareholders’ interests than company executives or other insiders. An “independent director” is defined as an individual who has had no personal or business relationship with management, as defined by the relevant exchange.  While the Funds’ policy is to generally support independent boards, there is no objection to including up to 25% of insiders or affiliated outsiders on the board.  Inside directors have intimate knowledge of the company that will be beneficial during discussions of the company’s long-term prospects.  If the board is less than 75% independent, the Funds will withhold their vote for non-CEO board members that are not independent.

h. Separate chairman, CEO positions - Proponents contend that an individual with both positions is accountable to no one.  The CEO is a management employee, responsible for day-to-day operations, implementing corporate strategy, and accountable to the board.  The chairman is responsible for the overall direction of the company, protecting the shareholders' interests, evaluating the performance of the CEO, and is accountable to the shareholders.

Opponents contend it would dilute the power of the CEO to provide effective leadership, create a potential rivalry between the two positions leading to compromise rather than decisive action, insulate the CEO from being held accountable by the board if the chairman is overprotective, and finally, may cause confusion by having two public spokesmen.  Despite the widespread use of this structure in Britain, it is relatively revolutionary in the U.S.  If the board is independent, the Funds will support the company’s recommendation regarding separate chairman, CEO positions.  Other situations will be evaluated on a case-by-case basis.

i. Minimum director stock / fund ownership - proponents contend that a director's interests will be more aligned with shareholders if the director has a personal stake in the company.  Additionally, many companies are providing part of their compensation in the form of stock for directors.

Opponents contend that minimum stock/fund ownership requirements will restrict the search to qualified, wealthy board candidates.  This could eliminate other candidates who may not be able to pay the price of the required stock.

The Funds will not support proposals for minimum director stock ownership.

j.      Majority vote to elect directors – Shareholder concern about director elections is an outgrowth of their concern about director accountability in the aftermath of corporate scandals. Opponents argue that because of the “holdover” provision applicable to most directors, a resignation policy could be more effective in actually effecting the removal of an unpopular director.  Proponents maintain that a resignation policy approach still leaves such a director technically “elected” and puts the onus on other board members to take action against one of their colleagues.

The Funds will support proposals for a majority vote requirement to elect directors.

k.      Increase/decrease size of board – The board and management are in the best position to determine the structure for the board.  If the board is independent, the Funds will support proposals to increase or decrease the size of the board if the board will be comprised of at least 5 but no more than 20 members.  Outside of this range, the Funds will vote against a change in the size of a board of directors.

l. Limit number of boards served – The board and management are in the best position to determine the structure for the board.  The Funds will not support proposals to limit the number of boards a director may serve on.

m.      Term limits - Opponents of term limits sustain that the board and management are in the best position to determine a workable, efficient structure for the board. Furthermore, shareholders may approve or disapprove of certain directors with their vote at annual meetings. The board should be free to identify the individuals who will best serve the shareholders. Supporters of term limits say that limiting the number of years that a director can serve on the board provides a built-in mechanism to force turnover. A structure that specifically limits the period of time a director can serve provides opportunities for recruiting directors with new ideas and perspectives.

The Funds will not support proposals to institute term limits.

B.      Executive / Director compensation

a. Incentive/Stock option plans (establish, amend, add) - proponents contend that incentive/stock option plans are designed to attract, hold and motivate management.  Shareholders generally favor these plans, as top managers should have a stake in their company that ties compensation to performance.  By aligning management's interests with shareholders toward a goal of increasing shareholder value, better returns usually result.

Opponents contend that incentive/stock option plans may dilute the shareholders’ claim on profits and assets and may lead to a shift in the balance of voting control.  Additionally, easily attainable incentive goals may not provide the necessary incentive for management.

If the board is independent and if the company has performed well over the previous 3- or 5- year period, the Funds will generally support these plans.  However, the Funds will not support plans that permit:

•	Dilution in excess of the company’s peer group, unless overall executive compensation levels (including the value of the options) are at or below the peer group; or

• Repricing/replacing underwater options

b. Discounted stock options - options that may be exercised at prices below the stock's fair market value on the award date.  Sometimes called non-qualified options, these options are granted "in-the-money" or immediately exercisable for a profit.  The Funds do not support discounted stock options, as they do not give management much incentive to increase share value, while the purpose of granting stock options is to align executives' interests with those of the shareholders.

c. Exchange of underwater options - options with an exercise price higher than the market price are considered "underwater" and, needless to say, unattractive.  The Funds do not support the exchange of underwater options that result in a financial gain to the participants since other shareholders have no such protection from falling stock prices and since executives would bear no risk if management is willing to bail them out when the stock price falls.  The Funds will support the exchange of underwater options that do not result in a financial gain to the participants.

d. Cap or limit executive and director pay - The Funds will not support capping or limiting executive or director pay.  Pay flexibility is necessary to motivate and retain top quality executives and align shareholder and management interests.

e. Link pay to performance - Proponents contend that by linking pay to performance management’s interests will be aligned with shareholders.  Management with compensation packages containing little volatility or risk may have a goal other than maximizing shareholder wealth.  As a result, the Funds will support proposals to link pay to performance.  However, the Funds will not support proposals requiring that an excessive portion (75% or more) of equity compensation be performance based.

f. Golden parachute provisions - provide severance payments to top executives who are terminated or demoted after a change in control (takeover).  They provide some financial security to executives relieving potential anxiety as they negotiate and impartially evaluate future takeover bids.  This provision will allow executives to not oppose a merger that might be in the best interests of the shareholders but may cost them their job.  Parachutes may also benefit shareholders as they aid in the attraction and retention of managers.

However, opponents contend the existence of these provisions can discourage takeover attempts, as significant sums may have to be paid to company executives.  Executives are already well paid to manage the company and should not have an extra reward.  Additionally, shareholder approval is generally not necessary for enactment of this provision.

Properly conceived, golden parachutes can free management to act in the best interests of shareholders.  Often, however, it is clearly an attempt to raise the cost to a third party of acquiring the company.  Other criteria for analyzing the actual approval of parachute plans might include necessity, breadth of participation, payout size, sensitivity of triggers and leveraged buyout restrictions.  If the board is independent and the company has performed well over the previous 3- or 5-year period, the Funds will support golden parachute provisions.

g.      Executive incentive bonus plans - Section 162(m) of the Internal Revenue Code prohibits companies from deducting more than $1 million in compensation paid to each of the top five executives, unless the compensation is paid under a performance-based, shareholder approved plan. To maintain compliance, these performance-based plans require shareholder approval every five years.

Cash bonus plans can be an important part of an executive's overall pay package, along with stock-based plans tied to long-term total shareholder returns. Over the long term, stock prices are an excellent indicator of management performance. However, other factors, such as economic conditions and investor reaction to the stock market in general, and certain industries in particular, can greatly impact the company's stock price. As a result, a cash bonus plan can effectively reward individual performance and the achievement of business unit objectives that are independent of short-term market share price fluctuations. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

Generally, the Funds will support these performance-based plans. However, if the compensation committee is not 100% independent, the proposal will be decided on a case-by-case basis.

h.      Supplemental executive retirement plans (SERPs) - Supplemental executive retirement plans (SERPs) provide supplemental retirement benefits for executives in excess of IRS compensation limitations. SERPs are unfunded plans and payable out of the company's general assets. The ability of a company to offer a SERP could affect the company's ability to compete for qualified senior executives, and could place the company at a competitive disadvantage to its peers.

Opponents contend that such benefits are unnecessary given the high levels of executive compensation at most companies.

Generally, the Funds will support SERPs. However, if the compensation committee is not 100% independent, the proposal will be decided on a case-by-case basis.

i.      Shareholder Proposal Regarding Advisory Vote on Executive Compensation - Proponents are urging boards to adopt a policy to allow shareholders an opportunity to vote on an advisory management resolution at each annual meeting to ratify compensation of the named executive officers (NEOs) as set forth in the proxy statement’s summary compensation table.  The vote would be non-binding and would not affect any compensation paid or awarded to any NEO.

If the board is independent, the Funds will support management.  All other proposals will be decided on a case-by-case basis.

C.         RIC Contracts and Policies

a. Investment Advisory Contracts - All proposals regarding new investment advisory contracts or amendments to existing contracts will be reviewed on a case-by-case basis.  Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the Funds' shareholders.

b. Distribution Plans - All proposals pertaining to a RIC's distribution plan will be reviewed on a case-by-case basis, weighing any proposed additional fees to be paid by shareholders against the potential benefits.  The analysis will foremost consider the effects of the proposal on the shareholders.

c. Fundamental Objectives / Policies - All proposals regarding the fundamental investment objectives or policies of a RIC will be reviewed on a case-by-case basis.  Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the shareholders.

D.      Confidential voting – The Funds believe that confidential voting restricts communication between shareholders and management.  Additionally, the system of free and open proxy voting protects shareholder interests and ensures that the fiduciary obligations of investment funds are met.  These representatives are then fully accountable to their constituents.  Confidential voting is also expensive, as voting must be tabulated by a third party before presentation.  The Funds will not support confidential voting.  Management cannot address shareholder concerns if they cannot identify the dissenting voters.  Undue pressure will not be condoned but our concern is that communication might be diminished during a time when shareholders are considering significant issues.  Implementing confidential voting is not an acceptable tradeoff for the potential loss of open dialogue.

E.      Supermajority-voting provisions - Proponents contend that a broad agreement should be reached on issues that may have a significant impact on the company.  Supermajority vote requirements usually require a level of voting approval in excess of a simple majority of the outstanding shares.  Usually this range is from 66% to 80%, but in some cases even higher.

Opponents contend that supermajority-voting provisions detract from a simple majority's power to enforce its will.  In many cases, the supermajority requirement will make it impossible to repeal or enact proposals due to the number of votes needed.  Matters of corporate policy, a sale of assets or a sale of the entire company should ordinarily only require a majority of shareholders.

The Funds will support supermajority provisions up to 67%.  All situations regarding supermajority-voting provisions larger than 67% will be reviewed on a case-by-case basis.

F.      Right to call a special meeting – Proponents seek to change company’s bylaws and other appropriate governing documents to allow shareholders of between 10% and 25% of outstanding common stock to call a special meeting.  Proponents believe special meetings will allow shareholders to vote on urgent matters that may arise between regularly scheduled meetings.

Opponents contend that typically company regulations allow for majority shareholders to call special meetings which is a reasonable threshold in order to avoid the expense of unnecessary meetings.

The Funds will support these proposals if proposed by management and the board is independent.  However, if proposed by shareholders, the Funds will support proposals for the right to call a special meeting by shareholders of 30% or greater of outstanding common stock.

G.      Anti-takeover proposals – Poison pills, preemptive rights, fair pricing and dual class voting provisions force potential bidders to deal directly with the board of directors.  The board’s role is to protect shareholders against unfair and unequal treatment and guard against partial tender offers and other abusive tactics.  Fair and equitable offers will not be prevented and will equally benefit all shareholders.

a. Poison pills (Shareholder rights plans) - protect shareholders from coercive and unfair offers.  Therefore, all shareholders should receive a better/fairer offer.  If the board is independent, the Funds will support poison pills. If the board is not independent, each situation involving poison pills will be decided on a case-by-case basis.

b. Preemptive rights - enable shareholders to retain the same percentage of ownership during additional stock offerings.  This eliminates the effect of dilution on the shareholder.  The Funds will support preemptive rights.

c. Fair pricing provisions - require that if offers are not approved by the board, the bidder must pay the same "fair" price for all shares purchased.  The fair price is usually defined as the highest price paid by the bidder for shares acquired before the start of the tender offer.  This provision attempts to prevent "two-tiered" offers in which the bidder offers a premium for sufficient shares to gain control then offers a much lower price to the remaining holders.  The Funds will support fair pricing provisions.

d. Dual class voting provisions - create unequal voting rights among different shareholders.  These provisions allow companies to raise capital and expand while letting management maintain control without fear of being acquired.  However, these provisions enable management to become entrenched, as it is an anti-takeover mechanism.  With management controlling the voting power, no one will pay a premium for shares of a company when there is no way for them to obtain voting control of the company.  The Funds will not support dual class voting provisions.

H.      Stock related proposals

a. Increase authorized common/preferred stock - A request for additional shares of stock was, in the past, considered a routine voting item.  Companies usually state it is for a specific use, such as a stock split, acquisition or for "general corporate purposes."  However, an abundance of authorized but unissued shares can become an anti-takeover measure, such as implementing a poison pill or placing a large block of stock with a friendly holder to maintain control.

If the board is independent, the Funds will support increases in common/preferred stock.  The authorization will give companies the ability and flexibility to finance corporate growth.  If the board is not independent, the Funds will not support increases in common/preferred stock.

b. Targeted share placements - the issuance of a specific block of company securities to a friendly shareholder.  These placements are often used to defend against an unfriendly takeover or to obtain favorable financing and may be executed using common stock, preferred stock or convertible securities.  Targeted share placements are often less expensive to execute than issuing stock, they do not require the high interest rates of traditional debt and a placement can be structured for the benefit of the limited number of parties.  Additionally, share placements can be executed fairly quickly and shareholder approval is not required.

Opponents contend targeted placements give selected shareholders an unfair access to valuable securities while diluting current shareholder's proportional ownership and voting interests.  Additionally, critics contend that not only do targeted share placements serve to entrench management, but also the holder of the share placement may have a senior claim or return from company assets.

All situations regarding targeted share placements will be reviewed on a case-by-case basis.  Since such stock could be used to dilute the ownership rights of current shareholders, shareholders should have the opportunity to analyze the proposal to determine whether it is in their best economic interests.

I.       Mergers, Acquisitions, Restructurings - These transactions involve fundamental changes in the structure and allocation of a company's assets.  Financial considerations are foremost in these transactions but ERISA fiduciaries are not obligated to take an offer if they feel the long-term interests of the Funds, as a shareholder will be best served by the company continuing as is.

All situations regarding mergers, acquisitions, or restructuring will be reviewed on a case-by-case basis.  Due to the complexity and company-specific nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal.

5.      Other Business -- The Funds will support management with respect to “Other Business.”

6. Adjourn Meeting – The Funds will support management with respect to proposals to adjourn the shareholder meeting.

All other issues will be decided on a case-by-case basis.  As with other non-routine proposals, decisions will be based primarily on management and board responsiveness to enhancing shareholder wealth.

Issues requiring analysis on a case-by-case basis will be voted according to the Consultant’s recommendation when the Funds own less than 1% of the company’s outstanding shares and less than $3 million of the company’s market capitalization.

International Funds - Procedures

1.      Voting - The International Funds' Boards of Trustees have delegated proxy voting to the International Subadvisors.  Each International Fund has adopted the proxy voting policies and procedures of its respective subadvisor(s).  The Manager maintains copies of the International Subadvisors' policies and will periodically check the voting record for adherence to the policies.  If any discrepancies are noted, the Manager will follow up with the International Subadvisor.

2.      Conflicts of Interest - Each International Subadvisor receives from the Manager the list of affiliated persons for each International Fund.  Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, an International Subadvisor, the distributor or any of their affiliates and b) Fund shareholders.  If an International Subadvisor receives a proxy involving one of these entities, it will notify the Manager and forward all proxy materials for consideration by the applicable Fund's Board of Trustees.  The Board of Trustees will decide the Fund's voting position in consultation with the Manager and the International Subadvisor.

If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the International Subadvisor will notify the Manager and forward all proxy materials for consideration by the applicable Fund's Board of Trustees.  The Board of Trustees will decide the Fund's voting position in consultation with the Manager and the International Subadvisor.

All Funds - Other Procedures

1.      Recordkeeping - Records of all votes will be maintained by a) the Consultant for the Domestic Funds and b) the International Subadvisers for the International Funds.  Documentation of all votes for the Domestic Funds will be maintained by the Manager and the Consultant.  Such documentation will include the recommendations of the Subadvisers along with pertinent supporting comments and letters, the Policy, the proxy voting policies and procedures of the International Subadvisers, any and all company reports provided by proxy advisory consulting services, additional information gathered by the Manager, minutes from any meeting at which the Boards of Trustees considered a voting matter, the conclusion and final vote.

2.      Disclosure - The Manager, in conjunction with the Consultant, will compile the Funds' proxy voting record for each year ended June 30 and file the required information with the SEC via Form N-PX by August 31.  The Manager will include a summary of the Policy and/or the proxy voting policies and procedures of the International Subadvisors, as applicable, in each Fund's Statement of Additional Information ("SAI").  In each Fund's annual and semi-annual reports to shareholders, the Manager will disclose that a description of the Policy and/or the proxy voting policies and procedures of the International Subadvisors, as applicable, is a) available upon request, without charge, by toll-free telephone request, b) on the Funds' website (if applicable), and c) on the SEC's website in the SAI.  The SAI and shareholder reports will also disclose that the Funds' proxy voting record is available by toll-free telephone request (or on the Funds' website) and on the SEC's website by way of the Form N-PX.  Within three business days of receiving a request, the Manager will send a copy of the policy description or voting record by first-class mail.

3.      Board Oversight - On at least an annual basis, the Manager will present a summary of the voting records of the Funds to the Boards of Trustees for their review.  The Boards of Trustees will annually consider for approval the Policy and the proxy voting policies and procedures of the International Subadvisers.  In addition, the Manager and International Subadvisors will notify the Board of any material changes to the proxy voting policies and procedures.

APPENDIX B

PROXY VOTING POLICIES – INTERNATIONAL EQUITY, EMERGING MARKETS AND GLOBAL REAL ESTATE FUND SUB-ADVISORS

Causeway Capital Management LLC
Summary of Proxy Voting Policies and Procedures

Causeway votes proxies solely in the best interests of the client in accordance with its Proxy Voting Policies and Procedures. Causeway votes consistent with the following principles: (i) increasing shareholder value; (ii) maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing a strong and independent board of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the reasonableness of executive compensation and shareholder dilution. Causeway recognizes that a company's management is charged with day-to-day operations and, therefore, generally votes on routine business matters in favor of management's positions. Under its guidelines, Causeway generally votes for distributions of income, appointment of auditors, director compensation (unless excessive), management's slate of director nominees (except nominees with poor attendance or who have not acted in the best interests of shareholders), financial results/director and auditor reports, share repurchase plans, and changing corporate names and other similar matters. Causeway generally votes with management on social issues because it believes management is responsible for handling them. Causeway generally opposes cumulative voting and votes against anti-takeover mechanisms and attempts to classify boards of directors. Causeway votes other matters - including equity-based compensation plans - on a case-by-case basis.

Causeway's interests may conflict with the client on certain proxy votes where Causeway might have a significant business or personal relationship with the company or its officers. Causeway's Chief Operating Officer in consultation with the General Counsel decides if a vote involves a material conflict of interest. If so, Causeway will either (i) obtain instructions or consent from the client on voting, (ii) vote in accordance with a "for" or "against" or "with management" guideline if one applies, or (iii) if no such guideline applies, will follow the recommendation of a third party proxy voting consultant unaffiliated with Causeway, such as Institutional Shareholder Services.

Non-U.S. proxies may involve a number of problems that restrict or prevent Causeway's ability to vote. As a result, a client’s non-U.S. proxies will be voted on a best efforts basis only. In addition, Causeway will not vote proxies (U.S. or non-U.S.) if it does not receive adequate information from the client’s custodian in sufficient time to cast the vote.

Lazard Asset Management LLC
Summary of Proxy Voting Policies

A. Introduction

Lazard Asset Management LLC and Lazard Asset Management (Canada), Inc. (together, “Lazard” provide investment management services for client accounts, including proxy voting services. As a fiduciary, Lazard is obligated to vote proxies in the best interests of its clients. Lazard has developed a structure that is designed to ensure that proxy voting is conducted in an appropriate manner, consistent with clients’ best interests, and within the framework of this Proxy Voting Policy (the “Policy”). Lazard has adopted this Policy in order to satisfy its fiduciary obligation and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.

Lazard manages assets for a variety of clients, including individuals, Taft-Hartley plans, governmental plans, foundations and endowments, corporations, and investment companies and other collective investment vehicles. To the extent that proxy voting authority is delegated to Lazard, Lazard’s general policy is to vote proxies on a given issue the same for all of its clients. This Policy is based on the view that Lazard, in its role as investment adviser, must vote proxies based on what it believes will maximize shareholder value as a long-term investor, and the votes that it casts on behalf of all its clients are intended to accomplish that objective. This Policy recognizes that there may be times when meeting agendas or proposals may create the appearance of a material conflict of interest for Lazard. When such a conflict may appear, Lazard will seek to alleviate the potential conflict by voting consistent with pre-approved guidelines or, in situations where the pre-approved guideline is to vote case-by-case, with the recommendation of an independent source. More information on how Lazard handles conflicts is provided in Section F of this Policy.

B. Responsibility to Vote Proxies

Generally, Lazard is willing to accept delegation from its clients to vote proxies. Lazard does not delegate that authority to any other person or entity, but retains complete authority for voting all proxies on behalf of its clients. Not all clients delegate proxy-voting authority to Lazard, however, and Lazard will not vote proxies, or provide advice to clients on how to vote proxies, in the absence of a specific delegation of authority or an obligation under applicable law. For example, securities that are held in an investment advisory account for which Lazard exercises no investment discretion, are not voted by Lazard, nor are shares that a client has authorized their custodian bank to use in a stock loan program which passes voting rights to the party with possession of the shares.

As discussed more fully in Section G of this Policy, there may be times when Lazard determines that it would be in the best interests of its clients to abstain from voting proxies.

C. General Administration

1. Overview

Lazard’s proxy voting process is administered by its Proxy Operations Department (“ProxyOps”), which reports to Lazard’s Chief Operations Officer. Oversight of the process is provided by Lazard’s Legal and Compliance Department and by a Proxy Committee currently consisting of Managing Directors, portfolio managers and other investment personnel of Lazard. The Proxy Committee meets at least semi-annually to review this Policy and consider changes to it, as well as specific proxy voting guidelines (the “Approved Guidelines”), which are discussed below. Meetings may be convened more frequently (for example, to discuss a specific proxy agenda or proposal) as requested by the Manager of ProxyOps, any member of the Proxy Committee, or Lazard’s General Counsel or Chief Compliance Officer. A representative of Lazard’s Legal and Compliance Department must be present at all Proxy Committee meetings.

2. Role of Third Parties

To assist it in its proxy-voting responsibilities, Lazard currently subscribes to several research and other proxy-related services offered by Institutional Shareholder Services, Inc. (“ISS”), one of the world’s largest providers of proxy-voting services. ISS provides Lazard with its independent analysis and recommendation regarding virtually every proxy proposal that Lazard votes on behalf of its clients, with respect to both U.S. and non-U.S. securities.   ISS provides other proxy-related administrative services to Lazard. ISS receives on Lazard’s behalf all proxy information sent by custodians that hold securities of Lazard’s clients. ISS posts all relevant information regarding the proxy on its password-protected website for Lazard to review, including meeting dates, all agendas and ISS’ analysis.  ProxyOps reviews this information on a daily basis and regularly communicates with representatives of ISS to ensure that all agendas are considered and proxies are voted on a timely basis. ISS also provides Lazard with vote execution, recordkeeping and reporting support services.

3. Voting Process

Lazard’s Proxy Committee has approved specific proxy voting guidelines regarding various common proxy proposals (the “Approved Guidelines”). As discussed more fully below in Section D of this Policy, depending on the proposal, an Approved Guideline may provide that Lazard should vote for or against the proposal, or that the proposal should be considered on a case-by-case basis.

Where the Approved Guideline for a particular type of proxy proposal is to vote on a case-by case basis, Lazard believes that input from a portfolio manager or research analysts with knowledge of the issuer and its securities (collectively, “Portfolio Management”) is essential. Portfolio Management is, in Lazard’s view, best able to evaluate the impact that the outcome on a particular proposal will have on the value of the issuer’s shares. Consequently, the Manager of ProxyOps seeks Portfolio Management’s recommendation on how to vote all such proposals. Similarly, with respect to certain Lazard strategies, as discussed more fully in Sections F and G below, the Manager of ProxyOps will consult with Portfolio Management to determine when it would be appropriate to abstain from voting.

In seeking Portfolio Management’s recommendation, the Manager of ProxyOps provides ISS’ recommendation and analysis. Portfolio Management provides the Manager of ProxyOps with its recommendation and the reasons behind it. ProxyOps will generally vote as recommended by Portfolio Management, subject to certain strategy- specific situations or situations where there may appear to be a material conflict of interest, in which case an alternative approach may be followed. (See Sections F and G below.) Depending on the facts surrounding a particular case-by-case proposal, or Portfolio Management’s recommendation on a case-by-case proposal, the Manager of ProxyOps may consult with Lazard’s Chief Compliance Officer or General Counsel, and may seek the final approval of the Proxy Committee regarding Portfolio Management’s recommendation. If necessary, and in cases where there is a possibility of a split vote among Portfolio Management teams as described in Section G.1. below, a meeting of the Proxy Committee will be convened to discuss the proposal and reach a final decision on Lazard’s vote.

Subject to certain strategy-specific situations, ProxyOps generally votes all routine proposals (described below) according to the Approved Guidelines. For non-routine proposals where the Approved Guideline is to vote for or against, ProxyOps will provide Portfolio Management with the Approved Guideline, as well as ISS’ recommendation and analysis. Unless Portfolio Management disagrees with the Approved Guideline for the specific proposal, ProxyOps will generally vote the proposal according to the Approved Guideline. If Portfolio Management disagrees, however, it will provide its reason for doing so. All the relevant information will be provided to the Proxy Committee members for a final determination of such non-routine items. It is expected that the final vote will be cast according to the Approved Guideline, absent a compelling reason for not doing so, and subject to situations where there may be the appearance of a material conflict of interest or certain strategy-specific situations, in which case an alternative approach may be followed. (See Sections F and G, below.)

D. Specific Proxy Items

Shareholders receive proxies involving many different proposals. Many proposals are routine in nature, such as a non-controversial election of Directors or a change in a company’s name. Others are more complicated, such as items regarding corporate governance and shareholder rights, changes to capital structure, stock option plans and other executive compensation issues, mergers and other significant transactions and social or political issues. Following are the Approved Guidelines for a significant proportion of the proxy proposals on which Lazard regularly votes. Of course, other proposals may be presented from time to time. Those proposals will be discussed with the Proxy Committee to determine how they should be voted and, if it is anticipated that they may re-occur, to adopt an Approved Guideline. Certain strategy-specific considerations may result in Lazard voting proxies other than according to Approved Guidelines, not voting shares at all, issuing standing instructions to ISS on how to vote certain proxy matters or other differences from how Lazard votes or handles its proxy voting. These considerations are discussed in more detail in Section G, below.

1.	Routine Items

Lazard generally votes routine items as recommended by the issuer’s management and board of directors, and against any shareholder proposals regarding those routine matters, based on the view that management is in a better position to evaluate the need for them. Lazard considers routine items to be those that do not change the structure, charter, bylaws, or operations of an issuer in any way that is material to shareholder value. Routine items generally include:

• routine election or re-election of directors;
• appointment or election of auditors, in the absence of any controversy or conflict regarding the auditors;
• issues relating to the timing or conduct of annual meetings; and
• name changes.

2.           Corporate Governance and Shareholder Rights Matters

Many proposals address issues related to corporate governance and shareholder rights. These items often relate to a board of directors and its committees, anti-takeover measures, and the conduct of the company’s shareholder meetings.

a.           Board of Directors and Its Committees

Lazard votes in favor of provisions that it believes will increase the effectiveness of an issuer’s board of directors. Lazard believes that in most instances, a board and the issuer’s management are in the best position to make the determination how to best increase a board’s effectiveness. Lazard does not believe that establishing burdensome requirements regarding a board will achieve this objective. Lazard has Approved Guidelines to vote:

• For the establishment of an independent nominating committee, audit committee or compensation committee of a board of directors;
• For a requirement that a substantial majority (e.g. 2/3) of a US or UK company’s directors be independent;
• On a case-by-case basis regarding the election of directors where the board does not have independent “key committees” or sufficient independence;
• For proposals that a board’s committees be comprised solely of independent directors or consist of a majority of independent directors;

• For proposals to limit directors’ liability; broaden indemnification of directors; and approve indemnification agreements for officers and directors, unless doing so would affect shareholder interests in a specific pending or threatened litigation; or for indemnification due to negligence in these cases voting is on a case-by-case basis;

• For proposals seeking to de-classify a board and Against proposals seeking to classify a board;
• On a case-by-case basis on all proposals relating to cumulative voting;

• Against shareholder proposals, absent a demonstrable need, proposing the establishment of additional committees; and on a case-by-case basis regarding the establishment of shareholder advisory committees.

• Against shareholder proposals seeking union or special-interest representation on the board;
• Against shareholder proposals seeking to establish term limits or age limits for directors;
• On a case-by-case basis on shareholder proposals seeking to require that the issuer’s chairman and chief executive officer be different individuals;
• Against shareholder proposals seeking to establish director stock-ownership requirements; and
• Against shareholder proposals seeking to change the size of a board, requiring women or minorities to serve on a board, or requiring two candidates for each board seat.

 b. Anti-takeover Measures

Certain proposals are intended to deter outside parties from taking control of a company. Such proposals could entrench management and adversely affect shareholder rights and the value of the company’s shares. Consequently, Lazard has adopted Approved Guidelines to vote:

• Against proposals to adopt supermajority vote requirements, or increase vote requirements, for mergers or for the removal of directors;
• On a case-by-case basis regarding shareholder rights plans (also known as “poison pill plans”) and For proposals seeking to require all poison pill plans be submitted to shareholder vote;
• Against proposals seeking to adopt fair price provisions and For proposals seeking to rescind them;
• Against “blank check” preferred stock; and
• On a case-by-case basis regarding other provisions seeking to amend a company’s by-laws or charter regarding anti-takeover provisions.

 c. Conduct of Shareholder Meetings

Lazard generally opposes any effort by management to restrict or limit shareholder participation in shareholder meetings, and is in favor of efforts to enhance shareholder participation. Lazard has therefore adopted Approved Guidelines to vote:

• Against proposals to adjourn meetings;
• Against proposals seeking to eliminate or restrict shareholders’ right to call a special meeting;
• For proposals providing for confidential voting;
• Against efforts to eliminate or restrict right of shareholders to act by written consent;
• Against proposals to adopt supermajority vote requirements, or increase vote requirements, and
• On a case-by-case basis on changes to quorum requirements.

3. Changes to Capital Structure

Lazard receives many proxies that include proposals relating to a company’s capital structure. These proposals vary greatly, as each one is unique to the circumstances of the company involved, as well as the general economic and market conditions existing at the time of the proposal. A board and management may have many legitimate business reasons in seeking to effect changes to the issuer’s capital structure, including raising additional capital for appropriate business reasons, cash flow and market conditions. Lazard generally believes that these decisions are best left to management, absent apparent reasons why they should not be. Consequently, Lazard has adopted Approved Guidelines to vote:

• For management proposals to increase or decrease authorized common or preferred stock (unless it is believed that doing so is intended to serve as an anti-takeover measure);
• For stock splits and reverse stock splits;
• On a case-by-case basis on matters affecting shareholder rights, such as amending votes-per-share;
• On a case-by-case basis on management proposals to issue a new class of common or preferred shares;
• For management proposals to adopt or amend dividend reinvestment plans;
• Against changes in capital structure designed to be used in poison pill plans; and
• On a case-by-case basis on proposals seeking to approve or amend stock ownership limitations or transfer restrictions.

4. Stock Option Plans and Other Executive Compensation Issues

Lazard supports efforts by companies to adopt compensation and incentive programs to attract and retain the highest caliber management possible, and to align the interests of a board, management and employees with those of shareholders. Lazard favors programs intended to reward management and employees for positive, long-term performance. However, Lazard will evaluate whether it believes, under the circumstances, that the level of compensation is appropriate or excessive. Lazard has Approved Guidelines to vote:

• On a case-by-case basis regarding all stock option plans;
• Against restricted stock plans that do not involve any performance criteria;
• For employee stock purchase plans;
• On a case-by-case basis for stock appreciation rights plans;
• For deferred compensation plans;
• Against proposals to approve executive loans to exercise options;
• Against proposals to re-price underwater options;

• On a case-by-case basis regarding shareholder proposals to eliminate or restrict severance agreements, and For proposals to submit severance agreements to shareholders for approval; and Against proposals to limit executive compensation or to require executive compensation to be submitted for shareholder approval, unless, with respect to the latter submitting compensation plans for shareholder approval is required by local law or practice.

5. Mergers and Other Significant Transactions

Shareholders are asked to consider a number of different types of significant transactions, including mergers, acquisitions, sales of all or substantially all of a company’s assets, reorganizations involving business combinations and liquidations. Each of these transactions is unique. Therefore, Lazard’s Approved Guideline is to vote on each of these transactions on a case-by-case basis.

6. Social and Political Issues

Proposals involving social and political issues take many forms and cover a wide array of issues. Some examples are: adoption of principles to limit or eliminate certain business activities, or limit or eliminate business activities in certain countries; adoption of certain conservation efforts; reporting of charitable contributions or political contributions or activities; or the adoption of certain principles regarding employment practices or discrimination policies. These items are often presented by shareholders and are often opposed by the company’s management and its board of directors. Lazard generally supports the notion that corporations should be expected to act as good citizens, but, as noted above, is obligated to vote on social and political proposals in a way that it believes will most increase shareholder value. As a result, Lazard has adopted Approved Guidelines to vote on a case-by-case basis for most social and political issue proposals. Lazard will generally vote for the approval of anti-discrimination policies.

E. Voting Non-U.S. Securities

Lazard invests in non-U.S. securities on behalf of many clients. Laws and regulations regarding shareholder rights and voting procedures differ dramatically across the world. In certain countries, the requirements or restrictions imposed before proxies may be voted may outweigh any benefit that could be realized by voting the proxies involved. For example, certain countries restrict a shareholder’s ability to sell shares for a certain period of time if the shareholder votes proxies at a meeting (a practice known as “share blocking”). In other instances, the costs of voting a proxy (i.e., by being required to send a representative to the meeting) may simply outweigh any benefit to the client if the proxy is voted. Generally, the Manager of ProxyOps will consult with Portfolio Management to determine whether they believe it is in the interest of the clients to vote the proxies. In these instances, the Proxy Committee will have the authority to decide that it is in the best interest of its clients not to vote the proxies.

There may be other instances where Portfolio Management may wish to refrain from voting proxies (See Section G.1. below). Due to the nature of the strategy, a decision to refrain from voting proxies for securities held by the Korea Corporate Governance strategy managed by Lazard (“KCG”), certain Japanese securities or emerging market securities will generally be determined by Portfolio Management. (See Section G.1. below.)

F. Conflicts of Interest

1. Overview

Lazard is required to vote proxies in the best interests of its clients. It is essential, therefore, that material conflicts of interest or the appearance of a material conflict be avoided.

Potential conflicts of interest are inherent in Lazard’s organizational structure and in the nature of its business. Following are examples of situations that could present a conflict of interest or the appearance of a conflict of interest:

• Lazard Frères & Co. LLC (“LF&Co.”), Lazard’s parent and a registered broker-dealer, or an investment banking affiliate has a relationship with a company the shares of which are held in accounts of Lazard clients, and has provided services to the company with respect to an upcoming significant proxy proposal (i.e., a merger or other significant transaction);

• Lazard serves as an investment adviser for a company the management of which supports a particular proposal, and shares of the company are held in accounts of Lazard clients;
• Lazard serves as an investment adviser for the pension plan of an organization that sponsors a proposal; or
• A Lazard employee who would otherwise be involved in the decision-making process regarding a particular proposal has a material relationship with the issuer or owns shares of the issuer.

2. General Policy and Consequences of Violations

All proxies must be voted in the best interest of each Lazard client, without any consideration of the interests of any other Lazard client (unrelated to the economic effect of the proposal being voted on share price), Lazard, LF&Co. or any of their Managing Directors, officers, employees or affiliates. ProxyOps is responsible for all proxy voting in accordance with this Policy after consulting with the appropriate member or members of Portfolio Management, the Proxy Committee and/or the Legal and Compliance Department. No other officers or employees of Lazard, LF&Co. or their affiliates may influence or attempt to influence the vote on any proposal. Doing so will be a violation of this Policy. Any communication between an officer or employee of LF&Co. and an officer or employee of Lazard trying to influence how a proposal should be voted is prohibited, and is a violation of this Policy. Violations of this Policy could result in disciplinary action, including letter of censure, fine or suspension, or termination of employment. Any such conduct may also violate state and Federal securities and other laws, as well as Lazard’s client agreements, which could result in severe civil and criminal penalties being imposed, including the violator being prohibited from ever working for any organization engaged in a securities business. Every officer and employee of Lazard who participates in any way in the decision-making process regarding proxy voting is responsible for considering whether they have a conflicting interest or the appearance of a conflicting interest on any proposal. A conflict could arise, for example, if an officer or employee has a family member who is an officer of the issuer or owns securities of the issuer. If an officer or employee believes such a conflict exists or may appear to exist, he or she should notify the Chief Compliance Officer immediately and, unless determined otherwise, should not continue to participate in the decision-making process.

3. Monitoring for Conflicts and Voting When a Material Conflict Exists

Lazard monitors for potential conflicts of interest when it is possible that a conflict could be viewed as influencing the outcome of the voting decision. Consequently, the steps that Lazard takes to monitor conflicts, and voting proposals when the appearance of a material conflict exists, differ depending on whether the Approved Guideline for the specific item is to vote for or against, or is to vote on a case-by-case basis.

a. Where Approved Guideline Is For or Against

Most proposals on which Lazard votes have an Approved Guideline to vote for or against. Generally, unless Portfolio Management disagrees with the Approved Guideline for a specific proposal, ProxyOps votes according to the Approved Guideline. It is therefore necessary to consider whether an apparent conflict of interest exists where Portfolio Management disagrees with the Approved Guideline. When that happens, the Manager of ProxyOps will use its best efforts to determine whether a conflict of interest or potential conflict of interest exists by inquiring whether the company itself, or the sponsor of the proposal is a Lazard client. If either is a Lazard client, the Manager of Proxy Ops will notify Lazard’s Chief Compliance Officer, who will determine whether an actual or potential conflict exists.

If it appears that a conflict of interest exists, the Manager of ProxyOps will notify the Proxy Committee, who will review the facts surrounding the conflict and determine whether the conflict is material. Whether a conflict is “material” will depend on the facts and circumstances involved. For purposes of this Policy, the appearance of a material conflict is one that the Proxy Committee determines could be expected by a reasonable person in similar circumstances to influence or potentially influence the voting decision on the particular proposal involved.

If the Proxy Committee determines that there is no material conflict, the proxy will be voted as outlined in this Policy. If the Proxy Committee determines that a material conflict appears to exist, then the proposal will be voted according to the Approved Guideline.

b. Where Approved Guideline Is Case-by-Case

In situations where the Approved Guideline is to vote case-by-case and a material conflict of interest appears to exist, Lazard’s policy is to vote the proxy item according to the recommendation of an independent source, currently ISS. The Manager of ProxyOps will use his best efforts to determine whether a conflict of interest or a potential conflict of interest may exist by inquiring whether the sponsor of the proposal is a Lazard client. If the sponsor is a Lazard client, the Manager of Proxy Ops will notify Lazard’s Chief Compliance Officer, who will determine whether some other conflict or potential conflict exists.

If it appears that a conflict of interest exists, the Manager of ProxyOps will notify the Proxy Committee, who will review the facts surrounding the conflict and determine whether the conflict is material. There is a presumption that certain circumstances will give rise to a material conflict of interest or the appearance of such material conflict, such as LF&Co. having provided services to a company with respect to an upcoming significant proxy proposal (i.e., a merger or other significant transaction). If the Proxy Committee determines that there is no material conflict, the proxy will be voted as outlined in this Policy. If the Proxy Committee determines that a material conflict appears to exist, then the proposal will generally be voted according to the recommendation of ISS, however, before doing so, ProxyOps will obtain a written representation from ISS that it is not in a position of conflict with respect to the proxy, which could exist if ISS receives compensation from the proxy issuer on corporate governance issues in addition to the advice it provides Lazard on proxies. If ISS is in a conflicting position or if the recommendations of the two services offered by ISS, the Proxy Advisor Service and the Proxy Voter Service, are not the same, Lazard will obtain a recommendation from a third independent source that provides proxy voting advisory services, and will defer to the majority recommendation. If a recommendation for a third independent source is not available and ISS is not in a conflicting position, Lazard will follow the recommendation of ISS’ Proxy Advisor Service. In addition, in the event of a conflict that arises in connection with a proposal for a Lazard mutual fund, Lazard will either follow the procedures described above or vote shares for or against the proposal in proportion to shares voted by other shareholders.

G. Other Matters

1. Issues Relating to Management of Specific Lazard Strategies

Due to the nature of certain strategies managed by Lazard, specifically its emerging markets and KCG strategies, there may be times when Lazard believes that it may not be in the best interests of its clients to vote in accordance with the Approved Guidelines, or to vote proxies at all. In certain markets, the fact that Lazard is voting proxies may become public information, and, given the nature of those markets, may impact the price of the securities involved. With respect to the KCG strategy, Lazard may simply require more time to fully understand and address a situation prior to determining what would be in the best interests of shareholders. In these cases ProxyOps will look to Portfolio Management to provide guidance on proxy voting rather than vote in accordance with the Approved Guidelines.

Additionally, particularly with respect to certain Japanese securities, Lazard may not receive notice of a shareholder meeting in time to vote proxies for, or may simply be prevented from voting proxies in connection with, a particular meeting. Due to the compressed time frame for notification of shareholder meetings and Lazard's obligation to vote proxies on behalf of its clients, Lazard may issue standing instructions to ISS on how to vote on certain matters.

Different strategies managed by Lazard may hold the same securities. However, due to the differences between the strategies and their related investment objectives (e.g., the KCG strategy and an emerging-markets strategy), one Portfolio Management team may desire to vote differently than the other, or one team may desire to abstain from voting proxies while the other may desire to vote proxies. In this event, Lazard would generally defer to the recommendation of the KCG team to determine what action would be in the best interests of its clients. However, under unusual circumstances, the votes may be split between the two teams. In such event, a meeting of the Proxy Committee will be held to determine whether it would be appropriate to split the votes.

2. Stock Lending

As noted in Section B above, Lazard does not vote proxies for securities that a client has authorized their custodian bank to use in a stock loan program, which passes voting rights to the party with possession of the shares. Under certain circumstances, Lazard may determine to recall loaned stocks in order to vote the proxies associated with those securities. For example, if Lazard determines that the entity in possession of the stock has borrowed the stock solely to be able to obtain control over the issuer of the stock by voting proxies, Lazard may determine to recall the stock and vote the proxies itself. However, it is expected that this will be done only in exceptional circumstances. In such event, Portfolio Management will make this determination and ProxyOps will vote the proxies in accordance with the Approved Guidelines.

H. Review of Policy

The Proxy Committee will review this Policy at least semi-annually to consider whether any changes should be made to it or to any of the Approved Guidelines. Questions or concerns regarding the Policy should be raised with Lazard’s General Counsel or Chief Compliance Officer.

The Bank of New York Mellon Corporation (parent company of The Boston Company Asset Management, LLC)
Summary of Proxy Voting Policy and Procedures

Adviser, through its participation on BNY Mellon’s Proxy Policy Committee (“PPC”), has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Adviser seeks to act solely in the best financial and economic interest of the applicable client.  Adviser will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment.  Adviser generally will oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders.  Adviser will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, Adviser will attempt to ensure that management reasonably responds to the social issues.  Responsiveness will be measured by management’s efforts to address the proposal including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company.  The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

Adviser recognizes its duty to vote proxies in the best interests of its clients.  Adviser seeks to avoid material conflicts of interest through its participation in the PPC, which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors.  Further, Adviser and its affiliates engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and affiliated mutual fund securities.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines.  These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues.  Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals for which a guideline has not yet been established, for example, new proposals arising from emerging economic or regulatory issues, are referred to the PPC for discussion and vote.  Additionally, the PPC may elect to review any proposal where it has identified a particular issue for special scrutiny in light of new information.  With regard to voting proxies of foreign companies, Adviser weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model.  This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised.  After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information.  The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options in a manner that the PPC believes is detrimental to shareholders.

Adviser will furnish a copy of its Proxy Voting Policy, any related procedures, and its Voting Guidelines to each advisory client upon request.  Upon request, Adviser will also disclose to an advisory client the proxy voting history for its account after the shareholder meeting has concluded.

Morgan Stanley Investment Management Inc.
Proxy Voting Policy And Procedures

I.           POLICY STATEMENT

Morgan Stanley Investment Management’s (“MSIM”) policy and procedures for voting proxies (“Policy”) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies.  This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds--collectively referred to herein as the “MSIM Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the “named fiduciary” for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies.  MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (“Client Proxy Standard”).  In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy.  In these situations, the MSIM Affiliate will comply with the client’s policy.

Proxy Research Services - RiskMetrics Group ISS Governance Services (“ISS”) and Glass Lewis (together with other proxy research providers as we may retain from time to time, the “Research Providers”) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors.  The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of the Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping services.

Voting Proxies for Certain Non-U.S. Companies - Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs.  These problems include, but are not limited to:  (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions.  As a result, we vote clients’ non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard.  ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II.           GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein).  The Policy addresses a broad range of issues, and provides general voting parameters on proposals that arise most frequently.  However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard.  Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals, using the vote to encourage portfolio companies to enhance long-term shareholder value and to provide a high standard of transparency such that equity markets can value corporate assets appropriately.

We seek to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome).  We also may split votes at times based on differing views of portfolio managers.

We may abstain on matters for which disclosure is inadequate.

A.           Routine Matters. We generally support routine management proposals.  The following are examples of routine management proposals:

•	Approval of financial statements and auditor reports if delivered with an unqualified auditor’s opinion.

•	General updating/corrective amendments to the charter, articles of association or bylaws, unless we believe that such amendments would diminish shareholder rights.

•
Most proposals related to the conduct of the annual meeting, with the following exceptions.  We generally oppose proposals that relate to “the transaction of such other business which may come before the meeting,” and open-ended requests for adjournment.  However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.

We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B. Board of Directors.

1.
Election of directors: Votes on board nominees can involve balancing a variety of considerations. In balancing various factors in uncontested elections, we may take into consideration whether the company has a majority voting policy in place that we believe makes the director vote more meaningful. In the absence of a proxy contest, we generally support the board’s nominees for director except as follows:

a.
We consider withholding support from or voting against interested directors if the company’s board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient.  We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE.  Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent, although lack of board turnover and fresh perspective can be a negative factor in voting on directors.

i.
At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent.

ii.	We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

b.
Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company’s compensation, nominating or audit committee.

c.
We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty.  We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent.  We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems, and/or acting with insufficient independence between the board and management.

d.
We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a “bright line” test.  For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pill would be seen as a basis for opposing one or more incumbent nominees.

e.
In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such.  We also may not support the audit committee members if the company has faced financial reporting issues and/or does not put the auditor up for ratification by shareholders.

f.	We believe investors should have the ability to vote on individual nominees, and may abstain or vote against a slate of nominees where we are not given the opportunity to vote on individual nominees.

g.
We consider withholding support from or voting against a nominee who has failed to attend at least 75% of the nominee’s board and board committee meetings within a given year without a reasonable excuse. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

h.
We consider withholding support from or voting against a nominee who appears overcommitted, particularly through service on an excessive number of boards. Market expectations are incorporated into this analysis; for U.S. boards, we generally oppose election of a nominee who serves on more than six public company boards (excluding investment companies).

2.
Discharge of directors’ duties: In markets where an annual discharge of directors' responsibility is a routine agenda item, we generally support such discharge.  However, we may vote against discharge or abstain from voting where there are serious findings of fraud or other unethical behavior for which the individual bears responsibility. The annual discharge of responsibility represents shareholder approval of actions taken by the board during the year and may make future shareholder action against the board difficult to pursue.

3.
Board independence:  We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66⅔%) of the company’s board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

4.	Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to social, religious or ethnic group.

5.
Majority voting:  We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

6.	Proxy access: We consider on a case-by-case basis shareholder proposals to provide procedures for inclusion of shareholder nominees in company proxy statements.

7.
Proposals to elect all directors annually:  We generally support proposals to elect all directors annually at public companies (to “declassify” the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis based in part on overall takeover defenses at a company.

8.
Cumulative voting:  We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board.)  U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

9.
Separation of Chairman and CEO positions:  We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies.  In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.

10.	Director retirement age and term limits: Proposals recommending set director retirement ages or director term limits are voted on a case-by-case basis.

11.
Proposals to limit directors’ liability and/or broaden indemnification of officers and directors.  Generally, we will support such proposals provided that an individual is eligible only if he or she has not acted in bad faith, gross negligence or reckless disregard of their duties.

C.           Statutory auditor boards. The statutory auditor board, which is separate from the main board of directors, plays a role in corporate governance in several markets. These boards are elected by shareholders to provide assurance on compliance with legal and accounting standards and the company’s articles of association. We generally vote for statutory auditor nominees if they meet independence standards. In markets that require disclosure on attendance by internal statutory auditors, however, we consider voting against nominees for these positions who failed to attend at least 75% of meetings in the previous year. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

D.           Corporate transactions and proxy fights.  We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis in the interests of each fund or other account.  Proposals for mergers or other significant transactions that are friendly and approved by the Research Providers usually are supported if there is no portfolio manager objection.  We also analyze proxy contests on a case-by-case basis.

E.           Changes in capital structure.

1.	We generally support the following:

•	Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

•
Management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding. (We consider proposals that do not meet these criteria on a case-by-case basis.)

•
Management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

•	Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

•	Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•	Management proposals to effect stock splits.

•
Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter.  Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

•	Management dividend payout proposals, except where we perceive company payouts to shareholders as inadequate.

2.	We generally oppose the following (notwithstanding management support):

•	Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

•
Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders. However, depending on market practices, we consider voting for proposals giving general authorization for issuance of shares not subject to pre-emptive rights if the authority is limited.

•
Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

•	Proposals relating to changes in capitalization by 100% or more.

We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances.  For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

F.           Takeover Defenses and Shareholder Rights.

1.
Shareholder rights plans:  We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills).  In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles in the market (and specifically the presence of an adequate qualified offer provision that would exempt offers meeting certain conditions from the pill); and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2.
Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder.  In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.	Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis.

4.
Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis.  We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

5.
Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

6.	Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are “bundled” and presented for a single vote.

G.           Auditors.   We generally support management proposals for selection or ratification of independent auditors.  However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive.  Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

H.           Executive and Director Remuneration.

1.	We generally support the following:

•
Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.  Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage (“run rate”) of equity compensation in the recent past; or if there are objectionable plan design and provisions.

•
Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context.  While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director’s decision to resign from a board (such forfeiture can undercut director independence).

•	Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

•	Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.	We generally oppose retirement plans and bonuses for non-executive directors and independent statutory auditors.

3.
Shareholder proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported. We generally oppose shareholder proposals that would establish arbitrary caps on pay.  We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.

4.
Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company’s current and past practices.  While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

5.	We consider shareholder proposals for U.K.-style advisory votes on pay on a case-by-case basis.

6.	We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in executive equity compensation programs.

7.
We generally support shareholder proposals for reasonable “claw-back” provisions that provide for company recovery of senior executive bonuses to the extent they were based on achieving financial benchmarks that were not actually met in light of subsequent restatements.

8.
Management proposals effectively to re-price stock options are considered on a case-by-case basis.  Considerations include the company’s reasons and justifications for a re-pricing, the company’s competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

I.           Social, Political and Environmental Issues.  We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine likely financial impacts on shareholder value, balancing concerns on reputational and other risks that may be raised in a proposal against costs of implementation. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. While we support proposals that we believe will enhance useful disclosure, we generally vote against proposals requesting reports that we believe are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We believe that certain social and environmental shareholder proposals may intrude excessively on management prerogatives, which can lead us to oppose them.

J.           Fund of Funds. Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds.  If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III.           ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the “Committee”) has overall responsibility for the Policy.  The Committee, which is appointed by MSIM’s Chief Investment Officer of Global Equities (“CIO”) or senior officer, consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm, and is chaired by the director of the Corporate Governance Team (“CGT”).  Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The CGT Director is responsible for identifying issues that require Committee deliberation or ratification. The CGT, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines.  The CGT has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

CGT and members of the Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst comments and research, as applicable.  Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies ("Index Strategies") will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ.  Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available.  If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the CGT will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

A.           Committee Procedures

The Committee meets at least annually to review and consider changes to the Policy. The Committee will appoint a subcommittee (the “Subcommittee”) to meet as needed between Committee meetings to address any outstanding issues relating to the Policy or its implementation.

The Subcommittee will meet on an ad hoc basis to (among other functions): (1) monitor and ratify “split voting” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters as requested by CGT.

The Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the votes. The Committee or the Subcommittee are provided with reports on at least a monthly basis detailing specific key votes cast by CGT.

B.           Material Conflicts of Interest

In addition to the procedures discussed above, if the CGT Director determines that an issue raises a material conflict of interest, the CGT Director will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”).

A potential material conflict of interest could exist in the following situations, among others:

1.	The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a matter that materially affects the issuer.

2.	The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.
Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

If the CGT Director determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the issue will be addressed as follows:

1.	If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.
If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM’s Client Proxy Standard.

3.	If the Research Providers’ recommendations differ, the CGT Director will refer the matter to the Subcommittee or a Special Committee to vote on the proposal, as appropriate.

The Special Committee shall be comprised of the CGT Director, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM’s relevant Chief Investment Officer or his/her designee, and any other persons deemed necessary by the CGT Director. The CGT Director may request non-voting participation by MSIM’s General Counsel or his/her designee.  In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C.           Proxy Voting Reporting

The CGT will document in writing all Committee, Subcommittee and Special Committee  decisions and actions, which documentation will be maintained by the CGT for a period of at least six years.  To the extent these decisions relate to a security held by an MSIM Fund, the CGT will report the decisions to each applicable Board of Trustees/Directors of those Funds at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made during the most recently ended calendar quarter immediately preceding the Board meeting.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.

MSIM’s Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund’s holdings.

Templeton Investment Counsel, LLC
Proxy Voting Policies & Procedures

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Templeton Investment Counsel, LLC (hereinafter "Investment Manager") has delegated its administrative duties with respect to voting proxies for equity securities to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, "Advisory Clients") that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager's instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group ("RiskMetrics"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to RiskMetrics Group’s Proxy Voting Service and Vote Disclosure Service.  These services include receipt of proxy ballots, working with custodian banks, account maintenance, executing votes, maintaining vote records, providing comprehensive reporting and vote disclosure services. Also, Investment Manager subscribes to Glass, Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics' and/or Glass Lewis's analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager's ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1.	The issuer is a client1 of Investment Manager or its affiliates;

2.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

3.
The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);2

4.	The issuer is a significant executing broker dealer; 3

5.	An Access Person4 of Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.
A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member5 of such director or trustee, also serves as an officer or director of the issuer; or

7.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products.

1  For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates.  Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

2 The top 40 distributors (based on aggregate 12b-1 distribution fees) will be considered to present a potential conflict of interest.  In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

3 The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions).

4  “Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

5  The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings.  The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval.  If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions.  The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.

Where the Proxy Group or the Proxy Review Committee refer a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees,  a committee of the board, or an appointed delegate in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d'investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan.  The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.

The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date.  The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances:  (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order (“cash sweep arrangement”); or (3) when required pursuant to an account’s governing documents or applicable law.  Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.

Weight Given Management Recommendations
One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services.  Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager's research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote.  In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider or take no action on the meeting.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients.  These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager's organization, including portfolio management, legal counsel, and Investment Manager's officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance.  The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors: Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests.  Investment Manager believes that executive compensation should be directly linked to the performance of the company.  Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose "golden parachutes" that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." Investment Manager usually supports "fair price" provisions and confidential voting.

Changes to Capital Structure: Investment Manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.

Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager's proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC and Canadian Securities Administrators (“CSA”) rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings.  Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities.  However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) proxy ballot was not received from the custodian, (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vi) proxy voting service is not offered by the custodian in the market; (vii) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (viii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.  Investment Manager or its affiliates may, on behalf of one or more of the registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such registered investment companies to recall the security for voting purposes.  Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a "withhold" vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager's proxy policy:

1.
The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager.  The Proxy Group will periodically review and update this list.

2.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials.

3.
The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

4.
In determining how to vote, Investment Manager's analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.

5.
The Proxy Group is responsible for maintaining the documentation that supports Investment Manager's voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

6.
After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.
The Proxy Group will attempt to submit Investment Manager's vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to RiskMetrics in sufficient time for the vote to be processed.

8.	The Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.

9.
The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.
If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan from a proprietary registered investment company, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for proprietary registered investment companies with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.

11.
The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

12.
The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients’ disclosure documents.

13.	The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

14.
The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.

15.
The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed.  Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

16.	At least annually, the Proxy Group will verify that:

•	Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

•	Each proxy or sample of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;

•	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and

•	Timely filings were made with applicable regulators related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager's proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above.  For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year.  For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year.  The Proxy Group will periodically review web site posting and update the posting when necessary.  In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

CB Richard Ellis Global Real Estate Securities, LLC
Proxy Voting Policies And Procedures

Rule 206(4)-6 under the Advisers Act requires every investment adviser to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to clients upon request. Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

CB Richard Ellis Global Real Estate Securities, LLC (the “Company”) anticipates that a majority of clients will be responsible for all actions in relation to proxy voting. However, if the Company is instructed by the client to vote proxies on the client’s behalf, then the Company will follow the guidelines of the Proxy Voting Policy and Procedures. Any questions about this document should be directed to the CCO.

Policy

Assuming that the Company is requested to vote proxies on behalf of a particular client, it is the policy of the Company to vote client proxies in the interest of maximizing shareholder value. To that end, the Company will vote in a way that it believes, consistent with its fiduciary duty, will cause the value of the issue to increase the most or decline the least. Consideration will be given to both the short and long term implications of the proposal to be voted on when considering the optimal vote.

Any general or specific proxy voting guidelines provided by an advisory client or its designated agent in writing will supersede this policy. Clients may wish to have their proxies voted by an independent third party or other named fiduciary or agent, at the client’s cost.

With respect to class actions, it is CBRE GRES’ policy not to take any action without first consulting the client. We will then only take action as the client directs.

Procedures for Identification and Voting of Proxies

These proxy voting procedures are designed to enable the Company to resolve material conflicts of interest with clients before voting their proxies in the interest of shareholder value.

1.
The Company shall maintain a list of all clients for which it votes proxies. The list will be maintained either in hard copy or electronically and updated by the Co-Chief Investment Officers or Portfolio Managers or Portfolio Administrators who will obtain proxy voting information from client agreements.

2.
The Company shall work with the client to ensure that CBRE GRES is the designated party to receive proxy voting materials from companies or intermediaries. To that end, new account forms of broker-dealers/custodians will state that CBRE GRES should receive this documentation. The designation may also be made by telephoning contacts and/or client service representatives at broker-dealers/custodians.

3.	The Co-Chief Chief Investment Officers shall receive all proxy voting materials and will be responsible for ensuring that proxies are voted and submitted in a timely manner.

4.	The Co-Chief Investment Officers will review the list of clients and compare the record date of the proxies with a security holdings list for the security or company soliciting the proxy vote.

For any client who has provided specific voting instructions, the Co-Chief Investment Officers shall vote that client’s proxy in accordance with the client’s written instructions.

Proxies of clients who have selected a third party to vote proxies, and whose proxies were received by the Company, shall be forwarded to the designee for voting and submission.

Proxies received after the termination date of a client relationship will not be voted. Such proxies should be delivered to the last known address of the client or to the intermediary who distributed the proxy with a written or oral statement indicating that the advisory relationship has been terminated and that future proxies for the named client should not be delivered to the Company.

5.
The Co-Chief Investment Officers will reasonably try to assess any material conflicts between the Company’s interests and those of its clients with respect to proxy voting by considering the situations identified in the Conflicts of Interest section of this document.

6.
So long as there are no material conflicts of interest identified, the Company will vote proxies according to the policy set forth above. The Company may also elect to abstain from voting if it deems such abstinence in its clients’ best interests. The rationale for “abstain” votes will be documented and the documentation will be maintained in the permanent file.

7.
The Company is not required to vote every client proxy and such should not necessarily be construed as a violation of CBRE GRES’s fiduciary obligations. The Company shall at no time ignore or neglect its proxy voting responsibilities. However, there may be times when refraining from voting is in the client’s best interest, such as when an adviser’s analysis of a particular client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the client (i.e., casting a vote on a foreign security may require that the adviser engage a translator or travel to a foreign country to vote in person). Such position also complies with Interpretive Bulletin 94-2 of the DOL.

8.
The CCO shall be responsible for conducting the proxy voting cost-benefit analysis in those certain situations in which the Company believes it may be in its clients’ best interest for the Company not to vote a particular proxy. The CCO shall maintain documentation of any cost/benefit analysis with respect to client proxies that were not voted by the Company.

9.
If the Co-Chief Investment Officers detect a conflict of interest, the Company will, at its expense, engage the services of an outside proxy voting service or consultant who will provide an independent recommendation on the direction in which the Company should vote on the proposal. The proxy voting service’s or consultant’s determination will be binding on CBRE GRES.

10.	The Chief Co-Chief Investment Officers shall collect and submit the proxy votes in a timely manner.

11.	The CCO will report any attempts by the Company’s personnel to influence the voting of client proxies in a manner that is inconsistent with the Company’s Policy.

12.	All proxy votes will be recorded and the following information will be maintained:

•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security;

•	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

•	The shareholder meeting date;

•	The number of shares the Company is voting on firm-wide;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether or not the Company cast its vote on the matter;

•	How the Company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);

•	Whether the Company cast its vote with or against management; and

•	Whether any client requested an alternative vote of its proxy.

In the event that the Company votes the same proxy in two directions, it shall maintain documentation to support its voting (this may occur if a client requires the Company to vote a certain way on an issue, while the Company deems it beneficial to vote in the opposite direction for its other clients) in the permanent file.

Conflicts of Interest

Although the Company has not currently identified any material conflicts of interest that would affect its proxy voting decisions, it is aware of the following potential conflicts that could exist in the future:

•	Conflict: CBRE GRES retains a client, or is in the process of retaining a client that is an officer or director of an issuer that is held in the Company’s client portfolios.

•
Conflict: CBRE GRES’s supervised persons maintain a personal and/or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers. For example, the spouse of a Company supervised person may be a high-level executive of an issuer that is held in the Company’s client portfolios. The spouse could attempt to influence the Company to vote in favor of management.

Resolution: Upon the detection of a material conflict of interest, the procedure described under Item 7 of the Procedures for Identification and Voting of Proxies section above will be followed.

The Company realizes that due to the difficulty of predicting and identifying all material conflicts, it must rely on its supervised persons to notify the Co-Chief Investment Officers of any material conflict that may impair the Company’s ability to vote proxies in an objective manner. Upon such notification, the CCO will seek legal counsel who will recommend an appropriate course of action.

In addition, any attempts by others within the Company to influence the voting of client proxies in a manner that is inconsistent with the proxy voting policy shall be reported to the CCO. The CCO should then report the attempt to legal counsel.

The CCO should, as necessary, report to legal counsel all conflicts of interest that arise in connection with the performance of the Company’s proxy-voting obligations (if any), and any conflicts of interest that have come to his or her attention (if any). The CCO will use the form included as Attachment A to this document. This information can lead to future amendments to this proxy voting policy and procedure.

Recordkeeping

The Company must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at its principal place of business. The CCO will be responsible for the following procedures and for ensuring that the required documentation is retained.

Client request to review proxy votes:

•
Any request, whether written (including e-mail) or oral, received by any supervised persons of the Company, must be promptly reported to the CCO. All written requests must be retained in the permanent file.

•
The CCO will record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client’s request, referred to third party, not a proxy voting client, other dispositions, etc.) in a suitable place.

•
In order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to clients, the CCO will distribute to any client requesting proxy voting information the complete proxy voting record of the Company for the period requested. Reports containing proxy information of only those issuers held by a certain client will not be created or distributed. 4

Any report disseminated to a client(s) will contain the following legend:

“This report contains the full proxy voting record of CBRE GRES. If securities of a particular issuer were held in your account on the date of the shareholder meeting indicated, your proxy was voted in the direction indicated (absent your expressed written direction otherwise).”

•
Furnish the information requested, free of charge, to the client within a reasonable time period (within 10 business days). Maintain a copy of the written record provided in response to client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the client’s written request, if applicable and maintained in the permanent file.

•	clients are permitted to request the proxy voting record for the 5 year period prior to their request.

4
For clients who have provided the Company with specific direction on proxy voting, the CCO will review the proxy voting record and permanent file in order to identify those proposals voted differently than how the Company voted clients not providing direction.

Proxy statements received regarding client securities:

•	Upon receipt of a proxy, copy or print a sample of the proxy statement or card and maintain the copy in a central file along with a sample of the proxy solicitation instructions.

Note: The Company is permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies.

Proxy voting records:

•	The Company’s proxy voting records may include the following:

•	Documents prepared or created by the Company that were material to making a decision on how to vote, or that memorialized the basis for the decision.

•
Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.

Disclosure

•	The Company will ensure that Part II of Form ADV is updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and (ii) regulatory requirements.

Proxy Solicitation

As a matter of practice, it is the Company’s policy to not reveal or disclose to any client how the Company may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. The Company will never disclose such information to unrelated third parties.

The CCO is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of clients. At no time may any supervised persons accept any remuneration in the solicitation of proxies. The CCO shall handle all responses to such solicitations.

AMERICAN BEACON FUNDS

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)	Amended and Restated Declaration of Trust, dated November 1, 2004 – (xiv)
	(2)	Written Instrument Amending the Amended and Restated Declaration of Trust, filed with the Commonwealth of Massachusetts on March 23, 2005 – (xxi)
(b)		Bylaws – (i)
(c)
Rights of holders of the securities being registered are contained in Articles III, VIII, X, XI and XII of the Registrant’s Declaration of Trust and Articles III, V, VI and XI of the Registrant’s Bylaws

(d)	(1)(A)
Management Agreement among American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds, American Beacon Master Trust and American Beacon Advisors, Inc., dated September 12, 2008 – (xx)

	(1)(B)	Amendment to Management Agreement, dated February 13, 2009 – (xxx)
	(1)(C)	Form of Amendment to Management Agreement – (xxv)
	(2)(A)	Form of Investment Advisory Agreement between American Beacon Advisors, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated September 12, 2008 – (xx)
	(2)(B)	Form of Investment Advisory Agreement between American Beacon Advisors, Inc. and Brandywine Global Investment Management, LLC, dated September 12, 2008 – (xx)
	(2)(C)	Form of Investment Advisory Agreement between American Beacon Advisors, Inc. and Calamos Advisors LLC, dated September 12, 2008 – (xx)
	(2)(D)	Form of Investment Advisory Agreement between American Beacon Advisors, Inc. and Causeway Capital Management LLC, dated September 12, 2008 – (xx)
	(2)(E)	Form of Investment Advisory Agreement between American Beacon Advisors, Inc. and Dreman Value Management LLC, dated September 12, 2008 – (xx)
	(2)(F)	Form of Investment Advisory Agreement between American Beacon Advisors, Inc. and Franklin Advisers, Inc., dated September 12, 2008 – (xx)
	(2)(G)	Form of Investment Advisory Agreement between American Beacon Advisors, Inc. and Hotchkis and Wiley Capital Management, LLC, dated September 12, 2008 – (xx)
	(2)(H)	Form of Investment Advisory Agreement between American Beacon Advisors, Inc. and Lazard Asset Management LLC, dated September 12, 2008 – (xx)
	(2)(I)	Form of Investment Advisory Agreement between American Beacon Advisors, Inc. and Logan Circle Partners, L.P., dated September 12, 2008 – (xx)
	(2)(J)	Form of Investment Advisory Agreement between American Beacon Advisors, Inc. and Metropolitan West Capital Management, LLC, dated November 18, 2008 – (xxi)
	(2)(K)(i)	Form of Investment Advisory Agreement between American Beacon Advisors, Inc. and Morgan Stanley Investment Management, Inc., dated September 12, 2008 – (xx)
	(2)(K)(ii)	Form of Amendment to Investment Advisory Agreement between American Beacon Advisors, Inc. and Morgan Stanley Investment Management, Inc., dated January 1, 2009 – (xxiii)
	(2)(L)	Form of Investment Advisory Agreement between American Beacon Advisors, Inc. and NISA Investment Advisors, L.L.C., dated September 12, 2008 – (xx)
	(2)(M)	Form of Investment Advisory Agreement between American Beacon Advisors, Inc. and Opus Capital Group, LLC, dated September 12, 2008 – (xx)
	(2)(N)(i)	Form of Investment Advisory Agreement between American Beacon Advisors, Inc. and Pzena Investment Management, LLC, dated September 12, 2008 – (xx)
	(2)(N)(ii)	Form of Amendment to Investment Advisory Agreement between American Beacon Advisors, Inc. and Pzena Investment Management, LLC, dated April 1, 2009 – (xxii)
	(2)(O)	Form of Investment Advisory Agreement between American Beacon Advisors, Inc. and Templeton Investment Counsel, LLC, dated September 12, 2008 – (xx)
	(2)(P)	Form of Investment Advisory Agreement between American Beacon Advisors, Inc. and The Boston Company Asset Management, LLC, dated September 12, 2008 – (xx)
	(2)(Q)	Form of Investment Advisory Agreement between American Beacon Advisors, Inc. and The Renaissance Group LLC, dated September 12, 2008 – (xx)
	(2)(R)	Form of Investment Advisory Agreement between American Beacon Advisors, Inc. and Winslow Capital Management, Inc., dated March 6, 2009 – (xxii)
	(2)(S)	Form of Investment Advisory Agreement between American Beacon Advisors, Inc. and CB Richard Ellis Global Real Estate Securities, LLC – (xxv)
	(2)(T)	Form of Investment Advisory Agreement between American Beacon Advisors, Inc. and Standish Mellon Asset Management Company LLC – (xxvi)
	(2)(U)	Form of Investment Advisory Agreement between American Beacon Advisors, Inc. and Zebra Capital Management, LLC – (xxviii)
	(2)(V)	Form of Investment Advisory Agreement between American Beacon Advisors, Inc. and Evercore Asset Management, LLC- (xxxii)
(e)		Form of Distribution Agreement among American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds and Foreside Fund Services, LLC, dated March 31, 2009 – (xxx)
(f)		Bonus, profit sharing or pension plans – (none)
(g)	(1)	Custodian Agreement between Registrant and State Street Bank and Trust Company, dated December 1, 1997 – (ii)
	(2)	Amendment to Custodian Agreement to add Small Cap Value Fund, dated January 1, 1999 – (iv)
	(3)	Amendment to Custodian Agreement to add Large Cap Growth Fund, Emerging Markets Fund, Small Cap Index Fund and International Equity Index Fund, dated July 31, 2000 – (ix)
	(4)	Amendment to Custodian Agreement to add High Yield Bond Fund, dated December 29, 2000 – (v)
	(5)	Amendment to Custodian Agreement to reflect amendments to Rule 17f-5 of the 1940 Act, dated June 1, 2001 – (ix)
	(6)	Amendment to Custodian Agreement to add Enhanced Income Fund, dated July 1, 2003 – (xi)
	(7)	Amendment to Custodian Agreement to add Mid-Cap Value Fund and Treasury Inflation Protected Securities Fund, dated June 30, 2004– (xiii)
	(8)	Amendment to Custodian Agreement to add Small Cap Value Opportunity Fund, dated March 31, 2006 – (xvii)
	(9)	Form of Amendment to Custodian Agreement to add American Beacon Global Real Estate Fund – (xxv)
(10)
Form of Amendment to Custodian Agreement to add American Beacon Zebra Large Cap Equity Fund, American Beacon Small Cap Equity Fund, and American Beacon Evercore Small Cap Equity Fund, dated xxxxx- (to be filed by subsequent amendment)

(h)	(1)(A)	Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company, dated January 1, 1998 – (ii)
	(1)(B)	Amendment to Transfer Agency and Service Agreement to add Small Cap Value Fund, dated January 1, 1999 – (iv)
	(1)(C)	Amendment to Transfer Agency and Service Agreement to add four new series of American AAdvantage Funds, dated July 31, 2000 – (ix)
	(1)(D)	Amendment to Transfer Agency and Service Agreement to add High Yield Bond Fund, dated December 29, 2000 – (v)
	(1)(E)	Amendment to Transfer Agency and Service Agreement regarding anti-money laundering procedures, dated July 24, 2002 – (viii)
	(1)(F)	Amendment to Transfer Agency and Service Agreement regarding anti-money laundering procedures, dated September 24, 2002 – (ix)
	(1)(G)	Amendment to Transfer Agency and Service Agreement to add Enhanced Income Fund, dated July 1, 2003 – (xi)
	(1)(H)	Amendment to Transfer Agency and Service Agreement to replace fee schedule, dated March 26, 2004 – (xviii)
	(1)(I)	Amendment to Transfer Agency and Service Agreement to add Mid-Cap Value Fund and Treasury Inflation Protected Securities Fund, dated June 30, 2004 – (xiii)
	(1)(J)	Amendment to Transfer Agency and Service Agreement to add Small Cap Value Opportunity Fund, dated March 31, 2006 – (xvii)
	(1)(K)	Form of Amendment to Schedule A to Transfer Agency and Service Agreement to add American Beacon Global Real Estate Fund – (xxv)
(1)(L)
Form of Amendment to Schedule A to Transfer Agency and Service Agreement to add American Beacon Zebra Large Cap Equity Fund, American Beacon Zebra Small Cap Equity Fund, and American Beacon Evercore Small Cap Equity Fund – (to be filed by subsequent amendment)

	(2)(A)	Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company, dated January 2, 1998 – (ii)
	(2)(B)	Amendment to Securities Lending Authorization Agreement to add Small Cap Value Fund, dated January 1, 1999 – (vi)
	(2)(C)	Amendment to Securities Lending Authorization Agreement to add Large Cap Growth Fund and Emerging Markets Fund, dated July 31, 2000 – (v)
	(2)(D)	Amendment to Securities Lending Authorization Agreement to add High Yield Bond Fund, dated December 29, 2000 – (v)
	(2)(E)	Amendment to Securities Lending Authorization Agreement to add Mid-Cap Value Fund, dated June 30, 2004 – (xiii)
	(2)(F)	Amendment to Securities Lending Authorization Agreement regarding lending in new countries, dated August 12, 2005 – (xvi)
	(2)(G)	Amendment to Securities Lending Authorization Agreement to add Small Cap Value Opportunity Fund, dated March 31, 2006 – (xvii)
(3)
Securities Lending, Agency and Collateral Management Agreement between American AAdvantage Funds, on behalf of High Yield Bond Fund, and Metropolitan West Securities, LLC, dated January 3, 2004 – (xii)

(4)(A)
Administration Agreement among American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and the American Beacon Master Trust, and American Beacon Advisors, Inc., dated September 12, 2008 – (xx)

(4)(B)
Amendment to Administration Agreement among American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and the American Beacon Master Trust, and American Beacon Advisors, Inc., dated April 30, 2009 – (xxii)

(4)(C)
Amendment to Administration Agreement among American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and the American Beacon Master Trust, and American Beacon Advisors, Inc., dated July 24, 2009 – (xxiii)

(4)(D)
Form of Amendment to Administration Agreement among American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and the American Beacon Master Trust, and American Beacon Advisors, Inc. – (xxv)

(5)(A)
Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company, dated November 29, 1999 – (iii)

(5)(B)
Amendment to Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company to add Mid-Cap Value Fund and Emerging Markets Fund, dated June 30, 2004 – (xiii)

(5)(C)
Amendment to Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company to add Zebra Large Cap Equity Fund, Zebra Small Cap Equity Fund, and Evercore Small Cap Equity Fund, dated xxxx – (to be filed by subsequent amendment)

	(6)	Service Plan Agreement for the American Beacon Funds Investor Class, dated March 6, 2009 – (xxiii)
	(7)	Service Plan Agreement for the American AAdvantage Funds Service Class, dated May 1, 2003 – (x)
	(8)	Service Plan Agreement for the American Beacon Funds Retirement Class, dated April 30, 2009 – (xxii)
	(9)	Service Plan Agreement for the American Beacon Funds Y Class, dated July 24, 2009 – (xxiii)
	(10)	Service Plan Agreement for the American Beacon Funds A Class, dated February 16, 2010 – (xxvii)
	(11)	Service Plan Agreement for the American Beacon Funds C Class, dated May 25, 2010 – (xxxi)
	(12)	Master-Feeder Participation Agreement among Small Cap Index Fund, International Equity Index Fund, Quantitative Master Series Trust, and Princeton Funds Distributor, Inc., dated June 30, 2000 – (iv)
	(13)	Master-Feeder Participation Agreement among S&P 500 Index Fund, Equity 500 Index Portfolio and SSgA Funds Management, Inc., dated May 1, 2001 – (vii)
	(14)	Purchase Agreement between American AAdvantage Funds and John H. Harland Company, dated December 1, 2001 – (vii)
	(15)	Indemnity Agreement between Wachovia Bank, N.A. and American AAdvantage High Yield Bond Fund, dated January 13, 2004 – (xii)
	(1)	Amended and Restated Credit Agreement between American Beacon Funds and American Beacon Advisors, Inc., dated January 31, 2008 – (xix)
(i)		Opinion and consent of counsel – (filed herewith)
(j)	(1)	Consent of Independent Registered Public Accounting Firm – (filed herewith)
(k)		Financial statements omitted from prospectus – (none)
(l)		Letter of investment intent – (i)
(m)	(1)	Distribution Plan pursuant to Rule 12b-1 for the American AAdvantage Funds – (i)
	(2)	Distribution Plan pursuant to Rule 12b-1 for the Service Class – (x)
	(3)	Distribution Plan pursuant to Rule 12b-1 for the Retirement Class – (xxiii)
	(4)	Distribution Plan pursuant to Rule 12b-1 for the A Class – (xxx)
	(5)	Distribution Plan pursuant to Rule 12b-1 for the C Class – (xxxi)
(n)		Amended and Restated Plan pursuant to Rule 18f-3, dated February 16, 2010 – (xxx)
(p)	(1)	Code of Ethics of American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds and American Beacon Master Trust, dated May 21, 2008 – (xx)
	(2)	Code of Ethics of American Beacon Advisors, Inc., dated June 1, 2010 – (xxxi)
	(3)	Code of Ethics of State Street Master Funds, dated February 18, 2010— – (xxix)
	(4)	Code of Ethics of Quantitative Master Series LLC, dated May 15, 2008, as amended December 1, 2009 – (xxix)
	(5)	Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc., dated December 31, 2009 – (xxvi)
	(6)	Code of Ethics of Brandywine Global Investment Management, LLC, dated January 2010 – (xxvi)
	(7)	Code of Ethics and Insider Trading Policy of Calamos Advisors LLC, dated December 20, 2007 – (xix)
	(8)	Code of Ethics of Causeway Capital Management LLC, dated April 25, 2005 and revised November 1, 205 and January 30, 2006 – (xix)
	(9)	Code of Ethics and Insider Trading Policy of Dreman Value Management LLC – (xix)
	(10)	Code of Ethics and Policy Statement on Insider Trading of Franklin Advisers, Inc., revised May 2008 – (xxi)
	(11)	Code of Ethics of Hotchkis and Wiley Capital Management, LLC, dated August 2008 – (xxi)
	(12)	Code of Ethics and Personal Investment Policy of Lazard Asset Management LLC, dated November 2008 – (xxi)
	(13)	Code of Ethics of Logan Circle Partners, L.P., dated October 2007 – (xxi)
	(14)	Code of Ethics of Metropolitan West Capital Management, LLC, dated December 2008 – (xxi)
	(15)	Code of Ethics and Personal Trading Guidelines of Morgan Stanley Investment Management Inc., effective December 15, 2006 – (xix)
	(16)	Code of Ethics and Standard of Professional Conduct of NISA Investment Advisors, L.L.C., dated February 2007 – (xix)
	(17)	Code of Business Conduct and Ethics of Opus Capital Group, LLC, dated January 7, 2005 and revised January 31, 2006 – (xix)
	(18)	Code of Business Conduct and Ethics of Pzena Investment Management, LLC, revised January 2009 – (xxi)
	(19)	Code of Ethics and Policy Statement on Insider Trading of Templeton Investments Counsel, LLC, revised May 2008 – (xxi)
	(20)	Code of Ethics of Renaissance Investment Management, effective January 1, 2010 – (xxvi)
	(21)	Code of Ethics of Winslow Capital Management, Inc., dated February 2005 – (xxii)
	(22)	Code of Ethics of CB Richard Ellis Global Real Estate Securities, LLC – (xxiv)
	(23)	Code of Conduct and Personal Securities Trading Policy of The Bank of New York Mellon, parent company of The Boston Company Asset Management, LLC and Standish Mellon Asset Management LLC – (xxvi)
	(24)	Code of Ethics of Zebra Capital Management, LLC (xxviii)
	(25)	Code of Ethics of Evercore Asset Management, LLC (xxxii)

Other Exhibits:
Powers of Attorney for Trustees of American Beacon Funds, American Beacon Mileage Funds, American Beacon Master Trust, and American Beacon Select Funds, dated May 27, 2009 – (xxiii)
Powers of Attorney for Trustees of the State Street Master Funds, dated February 2010 – (xxix)
Powers of Attorney for Trustees of the Quantitative Master Series LLC – (xxi)
_________________________
(i)	Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 18, 1997.
(ii)	Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 27, 1998.
(iii)	Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 21, 1999.
(iv)	Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 7, 2000.
(v)	Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 29, 2000.
(vi)	Incorporated by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2001.
(vii)	Incorporated by reference to Post-Effective Amendment No. 39 t to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 1, 2002.
(viii)	Incorporated by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 1, 2002.
(ix)	Incorporated by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2003.
(x)	Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 1, 2003.
(xi)	Incorporated by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 1, 2003.
(xii)	Incorporated by reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 1, 2004.
(xiii)	Incorporated by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 30, 2004.
(xiv)	Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 15, 2004.
(xv)	Incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 1, 2005.
(xvi)	Incorporated by reference to Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 30, 2005.
(xvii)	Incorporated by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 31, 2006.
(xviii)	Incorporated by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 1, 2007.
(xix)	Incorporated by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 29, 2008.
(xx)	Incorporated by reference to Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 31, 2008.
(xxi)	Incorporated by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 27, 2009.
(xxii)	Incorporated by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May1, 2009.
(xxiii)	Incorporated by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 3, 2009.
(xxiv)	Incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A of CNL Funds filed with the Securities and Exchange Commission on October 18, 2007.
(xxv)	Incorporated by reference to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2009.
(xxvi)	Incorporated by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 26, 2010.
(xxvii)	Incorporated by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 16, 2010.
(xxviii)	Incorporated by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 18, 2010.
(xxix)	Incorporated by reference to Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2010.
(xxx)	Incorporated by reference to Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 17, 2010.
(xxxi) Incorporated by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 15, 2010.
(xxxii)	Incorporated by reference to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2010.

Item 29.	Persons Controlled by or under Common Control with Registrant

None.

Item 30.                      Indemnification

Article XI of the Declaration of Trust of the Trust provides that:

Limitation of Liability

         Section 1. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees shall not be responsible for or liable in any event for neglect or wrongdoing of them or any officer, agent, employee or investment adviser of the Trust, but nothing contained herein shall protect any Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Indemnification

Section 2.

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)
every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)
the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i)
who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)
in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

(c)           The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

(d)           Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

(i)	such Covered Person shall have provided appropriate security for such undertaking;

(ii)	the Trust is insured against losses arising out of any such advance payments; or

(iii)
either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership.  Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees.  A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Numbered Paragraph 8 of the Management Agreement provides that:

8. Limitation of Liability of the Manager. The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Trust or any Fund in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of a Trust shall be deemed, when rendering services to a Trust or acting in any business of a Trust, to be rendering such services to or acting solely for a Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

Numbered Paragraph 9 of the Investment Advisory Agreement with Barrow, Hanley, Mewhinney & Straus, Inc. provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Brandywine Global Investment Management, LLC provides that:

9. Liability of Adviser. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Calamos Advisors LLC provides that:

9. Liability of Adviser. Adviser will not be liable for any loss suffered by reason of any investment, decision, recommendation, or other action taken or omitted in what Adviser in good faith believes to be the proper performance of its duties hereunder. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 8 of the Investment Advisory Agreement with Causeway Capital Management LLC provides that:

8. Liability of Adviser. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Dreman Value Management LLC provides that:

9. Liability of Adviser. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Franklin Advisers, Inc. provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Hotchkis and Wiley Capital Management, LLC provides that:

9. Liability of Adviser. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 8 of the Investment Advisory Agreement with Lazard Asset Management LLC provides that:

8. Liability of Adviser. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Logan Circle Partners, L.P. provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Metropolitan West Capital Management, LLC provides that:

9. Liability of Adviser. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 7 of the Investment Advisory Agreement with Morgan Stanley Investment Management, Inc. provides that:

 7. (a) Standard of Care. Except as may otherwise be provided by applicable laws and regulations, neither the Adviser nor any of its affiliates or its or their officers, directors, employees or agents shall be subject to any liability to the Manager, the Trust, the Portfolios or any shareholder of a Portfolio or the Trust for any error of judgment or any loss arising out of any investment or other act or omission in the course of, connected with, or arising out of any service to be rendered under this Agreement, except by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser’s duties hereunder or by reason of the Adviser’s reckless disregard of its obligations and duties hereunder. The Manager acknowledges and agrees that the Adviser makes no representation or warranty, express or implied, that any level of performance or investment results will be achieved by the Portfolios or the Assets designated by the Manager to the Adviser, or that the Portfolios or such Assets will perform comparably with any standard or index, including other clients of the Adviser, whether public or private.

(b) Indemnification. The Manager shall hold harmless and indemnify the Adviser for any and all claims, losses, liabilities, costs, damages or expenses (including reasonable attorneys fees) (“Losses”) incurred by the Adviser in connection with the performance of its duties hereunder; provided, however, that nothing contained herein shall require that the Adviser be indemnified for Losses resulting from willful misfeasance, bad faith or gross negligence in the performance of the Adviser’s duties hereunder or by reason of the Adviser’s reckless disregard of its obligations and duties hereunder.

The Adviser shall hold harmless and indemnify the Manager for any and all Losses incurred by the Manager that arise from the Adviser’s willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder or by reason of the Adviser’s reckless disregard of its obligations and duties hereunder; provided, however, that nothing contained herein shall require that the Manager be indemnified for Losses resulting from willful misfeasance, bad faith or gross negligence in the performance of the Manager’s duties hereunder or by reason of the Manager’s reckless disregard of its obligations and duties hereunder.

Numbered Paragraph 8 of the Investment Advisory Agreement with NISA Investment Advisors, L.L.C. provides that:

8. Liability of Adviser. Adviser will not be liable for any loss suffered by reason of any investment, decision, recommendation, or other action taken or omitted in what Adviser in good faith believes to be the proper performance of its duties hereunder. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Opus Capital Group, LLC provides that:

9. Liability of Adviser. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Pzena Investment Management, LLC provides that:

9. Liability of Adviser. The Adviser shall not be liable for any action taken or omitted to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by this Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Manager. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 8 of the Investment Advisory Agreement with Templeton Investment Counsel, LLC provides that:

8. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 8 of the Investment Advisory Agreement with The Boston Company Asset Management, LLC provides that:

8. Liability of Adviser. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with The Renaissance Group LLC provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Winslow Capital Management, Inc. provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with CB Richard Ellis Global Real Estate Securities, LLC provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any other third party arising out of or related to this Agreement except with respect to claims which occur due to  any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Standish Mellon Asset Management LLC provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to  any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Manager shall indemnify, defend and hold harmless the Adviser for (a) any action taken, omitted or suffered by Adviser in connection with this Agreement or the services provided hereunder, unless such act or omission shall have resulted from Adviser’s willful misfeasance, bad faith or gross negligence; or (b) any loss arising from Adviser’s adherence to Manager’s instructions.  Adviser shall in no event be liable for any indirect, incidental, special, punitive, exemplary or consequential damages in connection with or arising out of this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Zebra Capital Management, LLC provides that:

9. Liability of Adviser. The  Adviser shall have no  liability to the Trust,  its shareholders or any other third party arising out of or related to this Agreement except with respect to claims which occur due to  any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

9. Liability of Adviser. The  Adviser shall have no  liability to the Trust,  its shareholders or any other third party arising out of or related to this Agreement except with respect to claims which occur due to  any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Evercore Asset Management, LLC  provides that:

9. Liability of Adviser. The  Adviser shall have no  liability to the Trust,  its shareholders or any other third party arising out of or related to this Agreement except with respect to claims which occur due to  any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 11 of the Administration Agreement provides that:

11. Limitation of Liability of American Beacon Advisors, Inc. (“ABA”). ABA shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Trust or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of ABA, who may be or become an officer, Board member, employee or agent of a Trust shall be deemed, when rendering services to any Trust or acting in any business of a Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of ABA even though paid by it.

Section 4.2 of the Distribution Agreement provides that:

(a)   Notwithstanding anything in this Agreement to the contrary, Foreside shall not be responsible for, and the Clients shall on behalf of each applicable Fund or Class thereof, indemnify and hold harmless Foreside, its employees, directors, officers and managers and any person who controls Foreside within the meaning of section 15 of the Securities Act or section 20 of the Securities Exchange Act of 1934, as amended, (for purposes of this Section 4.2(a), "Foreside Indemnitees") from and against, any and all losses, damages, costs, charges, reasonable counsel fees, payments, liabilities and other expenses of every nature and character (including, but not limited to, direct and indirect reasonable reprocessing costs) arising out of or attributable to all and any of the following (for purposes of this Section 4.2(a), a "Foreside Claim"):

(i)   any action (or omission to act) of Foreside or its agents taken in connection with this Agreement; provided, that such action (or omission to act) is taken in good faith and without willful misfeasance, negligence or reckless disregard by Foreside of its duties and obligations under this Agreement;

(ii)  any untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Clients in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of Foreside;

(iii) any material breach of the Clients' agreements, representations, warranties, and covenants in Sections 2.9 and 5.2 of this Agreement; or

(iv)  the reliance on or use by Foreside or its agents or subcontractors of information, records, documents or services which have been prepared, maintained or performed by the Clients or any agent of the Clients, including but not limited to any Predecessor Records provided pursuant to Section 2.9(b).

(b)   Foreside will indemnify, defend and hold the Clients and their several officers and members of their Governing Bodies and any person who controls the Clients within the meaning of section 15 of the Securities Act or section 20 of the Securities Exchange Act of 1934, as amended, (collectively, the "Clients Indemnitees" and, with the Foreside Indemnitees, an "Indemnitee"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon all and any of the following (for purposes of this Section 4.2(c), a "Clients Claim" and, with a Foreside Claim, a "Claim"):

(i)   any material action (or omission to act) of Foreside or its agents taken in connection with this Agreement, provided that such action (or omission to act) is not taken in good faith and with willful misfeasance, negligence or reckless disregard by Foreside of its duties and obligations under this Agreement.

(ii)  any untrue statement of a material fact contained in the Registration Statement or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Clients in writing in connection with the preparation of the Registration Statement by or on behalf of Foreside; or

(iii) any material breach of Foreside's agreements, representations, warranties and covenants set forth in Section 2.4 and 5.1 hereof

(d)   The Clients or Foreside (for purpose of this Section 4.2(d), an "Indemnifying Party") may assume the defense of any suit brought to enforce any Foreside Claim or Clients Claim, respectively, and may retain counsel chosen by the Indemnifying Party and approved by the other Party, which approval shall not be unreasonably withheld or delayed. The Indemnifying Party shall advise the other Party that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Indemnifying Party assumes the defense of any such suit and retains counsel, the other Party shall bear the fees and expenses of any additional counsel that they retain. If the Indemnifying Party does not assume the defense of any such suit, or if other Party does not approve of counsel chosen by the Indemnifying Party, or if the other Party has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Indemnifying Party, the Indemnifying Party will reimburse any Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that the Indemnitee retains. An Indemnitee shall not settle or confess any claim without the prior written consent of the applicable Client, which consent shall not be unreasonably withheld or delayed.

(e)   An Indemnifying Party's obligation to provide indemnification under this section is conditioned upon the Indemnifying Party receiving notice of any action brought against an Indemnitee within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the Person or Persons against whom the action is brought. The failure to provide such notice shall not relieve the Indemnifying Party of any liability that it may have to any Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

(f)   The provisions of this section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by Foreside. The indemnification provisions of this section will inure exclusively to the benefit of each person that may be an Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

Section 4.3 of the Distribution Agreement provides that:

Notwithstanding anything in this Agreement to the contrary, except as specifically set forth below:

(a)   Neither Party shall be liable for losses, delays, failure, errors, interruption or loss of data occurring directly or indirectly by reason of circumstances beyond its reasonable control, including, without limitation, acts of God; action or inaction of civil or military authority; public enemy; war; terrorism; riot; fire; flood; sabotage; epidemics; labor disputes; civil commotion; interruption, loss or malfunction of utilities, transportation, computer or communications capabilities; insurrection; or elements of nature;

(b)   Neither Party shall be liable for any consequential, special or indirect losses or damages suffered by the other Party, whether or not the likelihood of such losses or damages was known by the Party;

(c)   No affiliate, director, officer, employee, manager, shareholder, partner, agent, counsel or consultant of either Party shall be liable at law or in equity for the obligations of such Party under this Agreement or for any damages suffered by the other Party related to this Agreement;

(d)   Except as set forth in Section 4.2(f), there are no third party beneficiaries of this Agreement;

(e)   Each Party shall have a duty to mitigate damages for which the other Party may become responsible;

(f)   The assets and liabilities of each Fund are separate and distinct from the assets and liabilities of each other Fund, and no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise; and in asserting any rights or claims under this Agreement, Foreside shall look only to the assets and property of the Fund to which Foreside's rights or claims relate in settlement of such rights or claims; and

(g)   Each Party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. I.	Business and Other Connections of Investment Manager

American Beacon Advisors, Inc. (the “Manager”), 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155, offers investment management and administrative services.  Information as to the officers and directors of the Manager is included in its current Form ADV (SEC File No. 801-29198) filed with the SEC.

II.           Business and Other Connections of Investment Advisers

The investment advisers listed below provide investment advisory services to the Trust.

American Beacon Advisors, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155.

Barrow, Hanley, Mewhinney & Strauss, Inc., 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.

Brandywine Global Investment Management, LLC, 2929 Arch Street, 8th Floor, Philadelphia, Pennsylvania 19104.

Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563.

Causeway Capital Management LLC, 11111 Santa Monica Blvd., Suite 1500, Los Angeles, California 90025.

CB Richard Ellis Global Real Estate Securities, LLC, 250 West Pratt Street, Baltimore, Maryland 21201.

Dreman Value Management LLC, Harborside Financial Center, Plaza 10, Suite 800, Jersey City, New Jersey 07311.

                Evercore Asset Management, LLC, 55 East 52nd Street, 23rd Floor, New York, New York 10055.

Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94403.

Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017.

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112.

Logan Circle Partners, LP, 1717 Arch Street, Suite 1500, Philadelphia, Pennsylvania 19103.

Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660.

Morgan Stanley Investment Management Inc., 522 Fifth Avenue, New York, New York 10036.

NISA Investment Advisors, L.L.C., 150 N. Meramec Avenue, Sixth Floor, St. Louis, Missouri 63105.

Opus Capital Group, LLC, One West Fourth Street, Suite 2500, Cincinnati, Ohio 45202.

Pzena Investment Management, LLC, 120 West 45th Street, 20th Floor, New York, New York 10036.

Standish Mellon Asset Management LLC, One Boston Place, Suite 2900, 201 Washington Street, Boston Massachusetts 02108-4408.

Templeton Investment Counsel, LLC, 500 East Broward Boulevard, Suite 2100, Ft. Lauderdale, Florida 33394.

The Boston Company Asset Management, LLC, One Boston Place, Boston, Massachusetts 02108.

The Renaissance Group LLC, The Baldwin Center, 625 Eden Park Drive, Suite 1200, Cincinnati, Ohio 45202.

Winslow Capital Management, Inc., 4720 IDS Tower, 80 South Eighth Street, Minneapolis, Minnesota 55402.

Zebra Capital Management, LLC, 612 Wheelers Farms Road, Milford, Connecticut 06461.

Information as to the officers and directors of each of the above investment advisers is included in that adviser's current Form ADV filed with the SEC and is incorporated by reference herein.

Item 32.	Principal Underwriter

(a)           Foreside Fund Services, LLC (“FFS”), the Trust’s principal underwriter, also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

American Beacon Mileage Funds
American Beacon Select Funds
Bridgeway Funds, Inc.
Central Park Group Multi-Event Fund
Century Capital Management Trust
Direxion Shares ETF Trust
Forum Funds
Henderson Global Funds
Nomura Partners Funds, Inc.
PMC Funds, Series of the Trust for Professional Managers
RevenueShares ETF Trust
Sound Shore Fund, Inc.
JETSSM Exchange-Traded Trust
AdvisorShares Trust
Wintergreen Fund, Inc.

(b)           The following table identifies the officers of FFS and their positions, if any, with the Trust.  The business address of each of these individuals is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Position with Underwriter	Position with Trust
Mark S. Redman	President	None
Richard J. Berthy	Vice President and Treasurer	None
Nanette K. Chern	Chief Compliance Officer and Vice President	None
Mark A. Fairbanks	Deputy Chief Compliance Officer and Vice President	None
Jennifer E. Hoopes	Secretary	None

(c)           Not applicable.

Item 33.                      Location of Accounts and Records

The books and other documents required by Section 31(a) under the Investment Company Act of 1940 are maintained in the physical possession of 1) the Trust's custodian at State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110; 2) the Manager at American Beacon Advisors, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155; 3) Boston Financial Data Services, an affiliate of the Trust’s transfer agent, 330 West 9th St., Kansas City, Missouri 64105; or 4) the Trust's investment advisers at the addresses listed in Item 26 above.

Item 34.                      Management Services

Not applicable.

Item 35.                      Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment  meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 93 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on August 31, 2010.

AMERICAN BEACON FUNDS

By:           /s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 93 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gene L. Needles, Jr.	President	August 31, 2010
Gene L. Needles, Jr.

/s/ Melinda G. Heika	Treasurer (Principal Financial Officer)	August 31, 2010
Melinda G. Heika

W. Humphrey Bogart*	Trustee	August 31, 2010
W. Humphrey Bogart

Brenda A. Cline*	Trustee	August 31, 2010
Brenda A. Cline

Eugene J. Duffy*	Trustee	August 31, 2010
Eugene J. Duffy

Thomas M. Dunning*	Trustee	August 31, 2010
Thomas M. Dunning

Alan D. Feld*	Trustee	August 31, 2010
Alan D. Feld

Richard A. Massman*	Chairman and Trustee	August 31, 2010
Richard A. Massman

R. Gerald Turner*	Trustee	August 31, 2010
R. Gerald Turner

Paul J. Zucconi*	Trustee	August 31, 2010
Paul J. Zucconi

*By           /s/ Rosemary K. Behan
Rosemary K. Behan
Attorney-In-Fact

EXHIBIT INDEX

Type:	Description:
99.i	Opinion and consent of counsel
99.j	Consent of Independent Registered Public Accounting Firm